UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Global Bond Index Portfolio Global Bond Index Portfolio

Moderate Allocation Portfolio Moderate Allocation Portfolio

Conservative Allocation Portfolio Conservative Allocation Portfolio

Mid-Cap Index Portfolio Mid-Cap Index Portfolio

Total International Stock Market Index Portfolio Total International Stock Market Index Portfolio

Total Stock Market Index Portfolio Total Stock Market Index Portfolio

Real Estate Index Portfolio Real Estate Index Portfolio

Equity Index Portfolio Equity Index Portfolio

Vanguard Variable Insurance Funds - Global Bond Index Portfolio
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Global Bond Index Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	$7	0.13%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$520
Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	29.9%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1558

Vanguard Variable Insurance Funds - Moderate Allocation Portfolio
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Moderate Allocation Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	$6	0.12%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$697
Number of Portfolio Holdings	6
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Vanguard Variable Insurance Funds—Equity Index Portfolio	32.6%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	26.7%
Vanguard Total International Stock Index Fund Admiral Shares	24.8%
Vanguard Total International Bond Index Fund Admiral Shares	11.4%
Vanguard Extended Market Index Fund Admiral Shares	4.5%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR712

Vanguard Variable Insurance Funds - Conservative Allocation Portfolio
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Conservative Allocation Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	$7	0.13%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$503
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	41.3%
Vanguard Variable Insurance Funds—Equity Index Portfolio	21.8%
Vanguard Total International Bond Index Fund Admiral Shares	17.2%
Vanguard Total International Stock Index Fund Admiral Shares	16.7%
Vanguard Extended Market Index Fund Admiral Shares	3.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR710

Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	$9	0.17%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$3,128
Number of Portfolio Holdings	303
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.5%
Financials	13.6%
Health Care	7.6%
Industrials	19.8%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR288

Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Total International Stock Market Index Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	$5	0.09%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$2,003
Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Vanguard Developed Markets Index Fund Admiral Shares	28.1%
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.0%
Vanguard Emerging Markets Stock Index Fund Admiral Shares	18.6%
Vanguard European Stock Index Fund Admiral Shares	12.3%
Vanguard Pacific Stock Index Fund Admiral Shares	7.9%
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	3.2%
Vanguard FTSE Canada All Cap Index ETF	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1557

Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Total Stock Market Index Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	$7	0.13%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$5,748
Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Vanguard Variable Insurance Funds—Equity Index Portfolio	87.8%
Vanguard Extended Market Index Fund Admiral Shares	12.2%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR287

Vanguard Variable Insurance Funds - Real Estate Index Portfolio
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Real Estate Index Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	$13	0.26%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,091
Number of Portfolio Holdings	156
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Data Center REITs	9.3%
Health Care REITs	13.1%
Industrial REITs	9.5%
Multi-Family Residential REITs	8.3%
Office REITs	3.2%
Other Specialized REITs	7.1%
Real Estate Services	7.7%
Retail REITs	13.1%
Self-Storage REITs	6.1%
Single-Family Residential REITs	4.1%
Telecom Tower REITs	11.8%
Other Assets and Liabilities—Net	6.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR349

Vanguard Variable Insurance Funds - Equity Index Portfolio
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Equity Index Portfolio (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Index Portfolio	$7	0.14%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$12,068
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	9.8%
Consumer Discretionary	10.3%
Consumer Staples	5.5%
Energy	3.0%
Financials	14.0%
Health Care	9.3%
Industrials	8.5%
Information Technology	33.0%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR107

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Conservative Allocation Portfolio

Contents
Financial Statements	1

Conservative Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.8%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,485,726	109,795
Vanguard Extended Market Index Fund Admiral Shares	103,028	15,070
		124,865
International Stock Fund (16.7%)
Vanguard Total International Stock Index Fund Admiral Shares	2,258,036	83,773
U.S. Bond Fund (41.3%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	19,786,672	207,759
International Bond Fund (17.2%)
Vanguard Total International Bond Index Fund Admiral Shares	4,378,384	86,430
Total Investment Companies (Cost $499,342)		502,827
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.355% (Cost $—)	2	—
Total Investments (100.0%) (Cost $499,342)		502,827
Other Assets and Liabilities—Net (0.0%)		(163)
Net Assets (100%)		502,664
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Conservative Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $499,342)	502,827
Receivables for Accrued Income	180
Receivables for Capital Shares Issued	343
Total Assets	503,350
Liabilities
Due to Custodian	361
Payables for Investment Securities Purchased	272
Payables for Capital Shares Redeemed	53
Total Liabilities	686
Net Assets	502,664
At June 30, 2025, net assets consisted of:

Paid-in Capital	483,581
Total Distributable Earnings (Loss)	19,083
Net Assets	502,664

Net Assets
Applicable to 20,104,899 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	502,664
Net Asset Value Per Share	$25.00
See accompanying Notes, which are an integral part of the Financial Statements.
2

Conservative Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	10,105
Net Investment Income—Note B	10,105
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2,178
Affiliated Funds Sold	4,746
Realized Net Gain (Loss)	6,924
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	13,809
Net Increase (Decrease) in Net Assets Resulting from Operations	30,838
See accompanying Notes, which are an integral part of the Financial Statements.
3

Conservative Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,105	12,771
Realized Net Gain (Loss)	6,924	15,090
Change in Unrealized Appreciation (Depreciation)	13,809	5,702
Net Increase (Decrease) in Net Assets Resulting from Operations	30,838	33,563
Distributions
Total Distributions	(27,810)	(23,745)
Capital Share Transactions
Issued	35,740	41,336
Issued in Lieu of Cash Distributions	27,810	23,745
Redeemed	(32,807)	(72,839)
Net Increase (Decrease) from Capital Share Transactions	30,743	(7,758)
Total Increase (Decrease)	33,771	2,060
Net Assets
Beginning of Period	468,893	466,833
End of Period	502,664	468,893
See accompanying Notes, which are an integral part of the Financial Statements.
4

Conservative Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.93	$24.44	$22.75	$28.60	$28.40	$26.53
Investment Operations
Net Investment Income[1]	.517	.670	.626	.456	.613	.499
Capital Gain Distributions Received[1]	.111	.192	.155	.295	.345	.123
Net Realized and Unrealized Gain (Loss) on Investments	.911	.909	1.969	(4.840)	.664	2.266
Total from Investment Operations	1.539	1.771	2.750	(4.089)	1.622	2.888
Distributions
Dividends from Net Investment Income	(.677)	(.693)	(.462)	(.639)	(.440)	(.631)
Distributions from Realized Capital Gains	(.792)	(.588)	(.598)	(1.122)	(.982)	(.387)
Total Distributions	(1.469)	(1.281)	(1.060)	(1.761)	(1.422)	(1.018)
Net Asset Value, End of Period	$25.00	$24.93	$24.44	$22.75	$28.60	$28.40
Total Return	6.51%	7.49%	12.51%	-14.90%	5.99%	11.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$503	$469	$467	$432	$549	$521
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.73%	2.71%	1.89%	2.17%	1.90%
Portfolio Turnover Rate	6%	9%	13%	10%	12%	27%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Conservative Allocation Portfolio
Notes to Financial Statements
The Conservative Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2025, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Conservative Allocation Portfolio
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	499,583
Gross Unrealized Appreciation	47,172
Gross Unrealized Depreciation	(43,928)
Net Unrealized Appreciation (Depreciation)	3,244
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	1,451	1,688
Issued in Lieu of Cash Distributions	1,176	997
Redeemed	(1,331)	(2,979)
Net Increase (Decrease) in Shares Outstanding	1,296	(294)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
Vanguard Extended Market Index Fund	15,679	457	1,357	644	(353)	89	—	15,070
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	1	—	—
Vanguard Total International Bond Index Fund	85,439	2,844	2,329	2	474	1,071	—	86,430
Vanguard Total International Stock Index Fund	72,098	4,525	5,335	1,008	11,477	810	—	83,773
Vanguard Variable Insurance Funds—Equity Index Portfolio	97,619	15,785	7,943	3,001	1,333	1,130	2,178	109,795
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	198,143	21,024	12,377	91	878	7,004	—	207,759
Total	468,978	44,635	29,341	4,746	13,809	10,105	2,178	502,827
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 73% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692CA 082025
7

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
Financial Statements	1

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (9.8%)
	Meta Platforms Inc. Class A	497,776	367,404
	Alphabet Inc. Class A	1,334,422	235,165
	Alphabet Inc. Class C	1,076,275	190,920
*	Netflix Inc.	97,572	130,662
	Walt Disney Co.	412,188	51,115
	AT&T Inc.	1,649,713	47,743
	Verizon Communications Inc.	966,513	41,821
	Comcast Corp. Class A	853,828	30,473
	T-Mobile US Inc.	109,341	26,052
*	Take-Two Interactive Software Inc.	38,832	9,430
*	Charter Communications Inc. Class A	21,876	8,943
	Electronic Arts Inc.	52,290	8,351
*	Warner Bros Discovery Inc.	515,260	5,905
*	Live Nation Entertainment Inc.	36,061	5,455
	Omnicom Group Inc.	44,736	3,218
	TKO Group Holdings Inc. Class A	15,406	2,803
	Fox Corp. Class A	48,825	2,736
	News Corp. Class A	87,396	2,597
	Interpublic Group of Cos. Inc.	84,994	2,081
[1]	Paramount Global Class B	138,321	1,784
	Match Group Inc.	56,363	1,741
	Fox Corp. Class B	30,265	1,563
	News Corp. Class B	24,975	857
			1,178,819
Consumer Discretionary (10.3%)
*	Amazon.com Inc.	2,166,279	475,260
*	Tesla Inc.	642,466	204,086
	Home Depot Inc.	227,881	83,550
	McDonald's Corp.	163,924	47,894
	Booking Holdings Inc.	7,460	43,188
	TJX Cos. Inc.	256,004	31,614
	Lowe's Cos. Inc.	128,322	28,471
	Starbucks Corp.	260,526	23,872
*	DoorDash Inc. Class A	78,607	19,377
	NIKE Inc. Class B	270,029	19,183
	Royal Caribbean Cruises Ltd.	57,280	17,937
*	O'Reilly Automotive Inc.	196,002	17,666
*	Chipotle Mexican Grill Inc.	308,892	17,344
	Hilton Worldwide Holdings Inc.	54,489	14,513
*	AutoZone Inc.	3,836	14,240
	Marriott International Inc. Class A	52,116	14,239
*	Airbnb Inc. Class A	98,945	13,094
	General Motors Co.	220,413	10,847
	Ford Motor Co.	895,243	9,713
	Ross Stores Inc.	75,389	9,618
	Yum! Brands Inc.	63,681	9,436
	DR Horton Inc.	63,319	8,163
	eBay Inc.	105,617	7,864
	Garmin Ltd.	35,280	7,364
*	Carnival Corp.	240,389	6,760
	Tractor Supply Co.	121,376	6,405
*	Lululemon Athletica Inc.	25,303	6,011
	Lennar Corp. Class A	53,139	5,878
	Darden Restaurants Inc.	26,884	5,860
*	NVR Inc.	672	4,963
	PulteGroup Inc.	46,057	4,857
*	Ulta Beauty Inc.	10,375	4,854
	Expedia Group Inc.	27,946	4,714
	Williams-Sonoma Inc.	28,120	4,594
1

Equity Index Portfolio
		Shares	Market Value• ($000)
	Tapestry Inc.	47,745	4,192
	Genuine Parts Co.	31,719	3,848
*	Deckers Outdoor Corp.	34,810	3,588
	Domino's Pizza Inc.	7,859	3,541
*	Aptiv plc	50,036	3,413
	Las Vegas Sands Corp.	77,952	3,392
	Best Buy Co. Inc.	44,265	2,971
	Ralph Lauren Corp.	9,182	2,518
	Pool Corp.	8,634	2,517
*	CarMax Inc.	34,742	2,335
	Hasbro Inc.	30,023	2,216
	LKQ Corp.	58,792	2,176
*	Norwegian Cruise Line Holdings Ltd.	102,696	2,083
	Wynn Resorts Ltd.	20,227	1,895
*	MGM Resorts International	47,549	1,635
*	Caesars Entertainment Inc.	47,805	1,357
*	Mohawk Industries Inc.	11,916	1,249
			1,248,355
Consumer Staples (5.5%)
	Costco Wholesale Corp.	101,723	100,700
	Walmart Inc.	990,561	96,857
	Procter & Gamble Co.	537,597	85,650
	Philip Morris International Inc.	356,871	64,997
	Coca-Cola Co.	888,171	62,838
	PepsiCo Inc.	314,352	41,507
	Altria Group Inc.	386,152	22,640
	Mondelez International Inc. Class A	296,888	20,022
	Colgate-Palmolive Co.	185,790	16,888
	Keurig Dr Pepper Inc.	311,392	10,295
	Target Corp.	104,131	10,273
*	Monster Beverage Corp.	160,980	10,084
	Kroger Co.	140,391	10,070
	Kimberly-Clark Corp.	76,066	9,807
	Kenvue Inc.	440,093	9,211
	Sysco Corp.	111,080	8,413
	General Mills Inc.	125,340	6,494
	Archer-Daniels-Midland Co.	109,955	5,803
	Dollar General Corp.	50,509	5,777
	Constellation Brands Inc. Class A	35,030	5,699
	Hershey Co.	33,863	5,620
	Church & Dwight Co. Inc.	56,354	5,416
	Kraft Heinz Co.	198,522	5,126
	Kellanova	61,527	4,893
*	Dollar Tree Inc.	45,398	4,496
	McCormick & Co. Inc. (Non-Voting)	58,052	4,402
	Estee Lauder Cos. Inc. Class A	53,543	4,326
	Tyson Foods Inc. Class A	65,772	3,679
	Clorox Co.	28,326	3,401
	Bunge Global SA	30,884	2,479
	J M Smucker Co.	24,247	2,381
	Conagra Brands Inc.	109,784	2,247
	Hormel Foods Corp.	66,943	2,025
	Molson Coors Beverage Co. Class B	39,430	1,896
	Walgreens Boots Alliance Inc.	164,938	1,894
	Lamb Weston Holdings Inc.	32,426	1,681
	Campbell's Co.	45,317	1,389
	Brown-Forman Corp. Class B	41,662	1,121
			662,497
Energy (3.0%)
	Exxon Mobil Corp.	988,147	106,522
	Chevron Corp.	372,359	53,318
	ConocoPhillips	289,415	25,972
	Williams Cos. Inc.	279,929	17,582
	EOG Resources Inc.	125,108	14,964
	Kinder Morgan Inc.	443,183	13,030
	Marathon Petroleum Corp.	70,427	11,699
	ONEOK Inc.	143,193	11,689
	Phillips 66	93,399	11,143
	Schlumberger NV	311,632	10,533
2

Equity Index Portfolio
		Shares	Market Value• ($000)
	Valero Energy Corp.	71,797	9,651
	Hess Corp.	63,542	8,803
	Baker Hughes Co.	227,052	8,705
	Targa Resources Corp.	49,718	8,655
	EQT Corp.	137,158	7,999
	Occidental Petroleum Corp.	162,290	6,818
	Diamondback Energy Inc.	42,812	5,882
	Expand Energy Corp.	49,566	5,796
	Devon Energy Corp.	147,568	4,694
	Texas Pacific Land Corp.	4,332	4,576
	Coterra Energy Inc.	175,409	4,452
	Halliburton Co.	197,570	4,027
	APA Corp.	82,934	1,517
			358,027
Financials (14.0%)
*	Berkshire Hathaway Inc. Class B	420,425	204,230
	JPMorgan Chase & Co.	637,175	184,723
	Visa Inc. Class A	392,292	139,283
	Mastercard Inc. Class A	185,979	104,509
	Bank of America Corp.	1,502,391	71,093
	Wells Fargo & Co.	746,121	59,779
	Goldman Sachs Group Inc.	70,350	49,790
	American Express Co.	126,913	40,483
	Morgan Stanley	283,238	39,897
	S&P Global Inc.	71,978	37,953
	Citigroup Inc.	428,208	36,449
	Progressive Corp.	134,409	35,868
	Charles Schwab Corp.	391,601	35,730
	Blackrock Inc.	33,391	35,036
	Capital One Financial Corp.	146,653	31,202
	Blackstone Inc.	167,293	25,024
	Chubb Ltd.	85,439	24,753
	Marsh & McLennan Cos. Inc.	112,968	24,699
	Intercontinental Exchange Inc.	131,526	24,131
	CME Group Inc.	82,622	22,772
*	Fiserv Inc.	127,114	21,916
	KKR & Co. Inc.	155,197	20,646
	Arthur J Gallagher & Co.	58,720	18,797
	Moody's Corp.	35,477	17,795
	Aon plc Class A	49,508	17,662
*	Coinbase Global Inc. Class A	48,469	16,988
	PNC Financial Services Group Inc.	90,691	16,907
*	PayPal Holdings Inc.	222,958	16,570
	US Bancorp	357,143	16,161
	Bank of New York Mellon Corp.	164,040	14,946
	Apollo Global Management Inc.	103,520	14,686
	Travelers Cos. Inc.	51,940	13,896
	Truist Financial Corp.	300,174	12,904
	Allstate Corp.	60,702	12,220
	Aflac Inc.	111,531	11,762
	Ameriprise Financial Inc.	21,836	11,655
	American International Group Inc.	132,094	11,306
	MetLife Inc.	129,265	10,396
	MSCI Inc.	17,739	10,231
	Fidelity National Information Services Inc.	120,444	9,805
	Prudential Financial Inc.	81,131	8,717
	Nasdaq Inc.	94,761	8,474
	Hartford Insurance Group Inc.	65,100	8,259
	Arch Capital Group Ltd.	85,497	7,785
	M&T Bank Corp.	36,770	7,133
	Brown & Brown Inc.	64,184	7,116
	Willis Towers Watson plc	22,706	6,959
	State Street Corp.	65,306	6,945
	Raymond James Financial Inc.	41,568	6,375
	Fifth Third Bancorp	153,265	6,304
	Synchrony Financial	87,105	5,813
	Northern Trust Corp.	44,508	5,643
	Cboe Global Markets Inc.	23,967	5,589
	Huntington Bancshares Inc.	333,405	5,588
3

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Corpay Inc.	16,200	5,376
	Cincinnati Financial Corp.	35,770	5,327
	W R Berkley Corp.	68,812	5,056
	T. Rowe Price Group Inc.	50,629	4,886
	Regions Financial Corp.	205,276	4,828
	Global Payments Inc.	55,746	4,462
	Citizens Financial Group Inc.	99,539	4,454
	KeyCorp	226,706	3,949
	FactSet Research Systems Inc.	8,668	3,877
	Principal Financial Group Inc.	47,402	3,765
	Loews Corp.	40,003	3,667
	Everest Group Ltd.	9,776	3,322
	Jack Henry & Associates Inc.	16,700	3,009
	Globe Life Inc.	18,969	2,358
	Assurant Inc.	11,628	2,296
	Erie Indemnity Co. Class A	5,743	1,992
	MarketAxess Holdings Inc.	8,621	1,925
	Franklin Resources Inc.	71,369	1,702
	Invesco Ltd.	102,598	1,618
			1,689,222
Health Care (9.3%)
	Eli Lilly & Co.	180,349	140,587
	Johnson & Johnson	551,649	84,264
	AbbVie Inc.	404,990	75,174
	UnitedHealth Group Inc.	207,977	64,883
	Abbott Laboratories	398,867	54,250
	Merck & Co. Inc.	575,701	45,573
*	Intuitive Surgical Inc.	82,173	44,654
*	Boston Scientific Corp.	339,186	36,432
	Thermo Fisher Scientific Inc.	86,546	35,091
	Amgen Inc.	123,283	34,422
	Gilead Sciences Inc.	285,207	31,621
	Pfizer Inc.	1,303,398	31,594
	Stryker Corp.	78,850	31,195
	Danaher Corp.	146,030	28,847
*	Vertex Pharmaceuticals Inc.	58,879	26,213
	Medtronic plc	293,983	25,627
	Bristol-Myers Squibb Co.	466,580	21,598
	McKesson Corp.	28,687	21,021
	Cigna Group	61,246	20,247
	Elevance Health Inc.	51,798	20,147
	CVS Health Corp.	290,020	20,006
	Zoetis Inc.	102,073	15,918
	HCA Healthcare Inc.	39,711	15,213
	Regeneron Pharmaceuticals Inc.	23,809	12,500
	Cencora Inc.	39,553	11,860
	Becton Dickinson & Co.	65,680	11,313
*	Edwards Lifesciences Corp.	134,466	10,517
*	IDEXX Laboratories Inc.	18,433	9,886
	Cardinal Health Inc.	54,705	9,190
	ResMed Inc.	33,608	8,671
*	Dexcom Inc.	89,831	7,841
	GE HealthCare Technologies Inc.	104,911	7,771
	Agilent Technologies Inc.	65,320	7,708
	Humana Inc.	27,636	6,756
*	Centene Corp.	113,911	6,183
*	IQVIA Holdings Inc.	37,619	5,928
*	Mettler-Toledo International Inc.	4,756	5,587
	STERIS plc	22,549	5,417
*	Insulet Corp.	16,096	5,057
	Labcorp Holdings Inc.	19,235	5,049
*	Waters Corp.	13,608	4,750
	Quest Diagnostics Inc.	25,519	4,584
*	Biogen Inc.	33,497	4,207
	Zimmer Biomet Holdings Inc.	45,471	4,147
*	Molina Healthcare Inc.	12,455	3,710
	West Pharmaceutical Services Inc.	16,510	3,612
	Baxter International Inc.	117,939	3,571
*	Hologic Inc.	51,141	3,332
4

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Cooper Cos. Inc.	45,960	3,271
*	Align Technology Inc.	15,659	2,965
	Revvity Inc.	27,089	2,620
*	Incyte Corp.	36,889	2,512
*	Solventum Corp.	31,810	2,413
	Viatris Inc.	269,713	2,409
	Universal Health Services Inc. Class B	13,143	2,381
*	Moderna Inc.	78,209	2,158
*	Henry Schein Inc.	27,971	2,043
	Bio-Techne Corp.	36,025	1,854
*	Charles River Laboratories International Inc.	11,287	1,713
*	DaVita Inc.	9,544	1,360
			1,121,423
Industrials (8.5%)
	GE Aerospace	244,495	62,931
*	Uber Technologies Inc.	479,446	44,732
	RTX Corp.	306,309	44,727
	Caterpillar Inc.	107,827	41,860
*	Boeing Co.	172,871	36,222
	Honeywell International Inc.	147,336	34,312
	GE Vernova Inc.	62,578	33,113
	Eaton Corp. plc	89,712	32,026
	Union Pacific Corp.	136,984	31,517
	Deere & Co.	57,869	29,426
	Automatic Data Processing Inc.	93,064	28,701
	Trane Technologies plc	51,133	22,366
	Lockheed Martin Corp.	47,803	22,140
	Parker-Hannifin Corp.	29,297	20,463
	TransDigm Group Inc.	12,878	19,583
	Waste Management Inc.	83,967	19,213
	3M Co.	123,359	18,780
	Cintas Corp.	78,705	17,541
	Howmet Aerospace Inc.	92,557	17,228
	Emerson Electric Co.	128,958	17,194
	United Parcel Service Inc. Class B	168,162	16,974
	General Dynamics Corp.	57,750	16,843
	Johnson Controls International plc	150,871	15,935
	Northrop Grumman Corp.	31,014	15,506
	Illinois Tool Works Inc.	61,115	15,111
	CSX Corp.	430,675	14,053
*	Axon Enterprise Inc.	16,957	14,039
	Carrier Global Corp.	182,777	13,378
	Norfolk Southern Corp.	51,685	13,230
	Quanta Services Inc.	33,976	12,846
	Republic Services Inc.	46,580	11,487
	FedEx Corp.	50,527	11,485
	PACCAR Inc.	120,344	11,440
	United Rentals Inc.	14,901	11,226
	Fastenal Co.	263,040	11,048
	L3Harris Technologies Inc.	42,849	10,748
	Paychex Inc.	73,478	10,688
	WW Grainger Inc.	10,022	10,425
	Cummins Inc.	31,582	10,343
	Verisk Analytics Inc.	32,055	9,985
*	Copart Inc.	201,537	9,889
	AMETEK Inc.	52,928	9,578
	Otis Worldwide Corp.	90,447	8,956
	Rockwell Automation Inc.	25,839	8,583
	Westinghouse Air Brake Technologies Corp.	39,207	8,208
	Ingersoll Rand Inc.	92,433	7,689
	Equifax Inc.	28,448	7,379
	Delta Air Lines Inc.	149,576	7,356
	Xylem Inc.	55,737	7,210
	Old Dominion Freight Line Inc.	42,587	6,912
	Broadridge Financial Solutions Inc.	26,892	6,536
*	United Airlines Holdings Inc.	74,751	5,952
	Dover Corp.	31,405	5,754
	Veralto Corp.	56,724	5,726
	Hubbell Inc. Class B	12,205	4,985
5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Leidos Holdings Inc.	29,580	4,667
	Southwest Airlines Co.	130,962	4,248
	Lennox International Inc.	7,304	4,187
	Fortive Corp.	78,078	4,070
	Pentair plc	37,776	3,878
	Snap-on Inc.	11,999	3,734
	Rollins Inc.	64,596	3,645
	Jacobs Solutions Inc.	27,610	3,629
	Expeditors International of Washington Inc.	31,475	3,596
	Textron Inc.	41,485	3,331
	Masco Corp.	48,501	3,122
	IDEX Corp.	17,379	3,051
*	Builders FirstSource Inc.	25,393	2,963
	Allegion plc	19,765	2,849
	Nordson Corp.	12,433	2,665
	CH Robinson Worldwide Inc.	27,251	2,615
	Paycom Software Inc.	11,198	2,591
	JB Hunt Transport Services Inc.	18,008	2,586
	Stanley Black & Decker Inc.	35,556	2,409
	Huntington Ingalls Industries Inc.	9,017	2,177
*	Dayforce Inc.	36,738	2,035
*	Generac Holdings Inc.	13,576	1,944
	A O Smith Corp.	26,694	1,750
			1,033,320
Information Technology (33.0%)
	NVIDIA Corp.	5,591,310	883,371
	Microsoft Corp.	1,704,056	847,615
	Apple Inc.	3,424,327	702,569
	Broadcom Inc.	1,078,010	297,153
	Oracle Corp.	372,897	81,526
*	Palantir Technologies Inc. Class A	487,686	66,481
	Cisco Systems Inc.	912,071	63,279
	International Business Machines Corp.	213,083	62,813
	Salesforce Inc.	219,981	59,987
*	Advanced Micro Devices Inc.	371,725	52,748
	Intuit Inc.	64,096	50,484
*	ServiceNow Inc.	47,460	48,793
	Texas Instruments Inc.	208,271	43,241
	Accenture plc Class A	143,530	42,900
	QUALCOMM Inc.	251,529	40,059
*	Adobe Inc.	97,713	37,803
	Applied Materials Inc.	186,251	34,097
	Micron Technology Inc.	256,215	31,579
*	Palo Alto Networks Inc.	151,806	31,066
*	Crowdstrike Holdings Inc. Class A	57,106	29,085
	Lam Research Corp.	293,226	28,543
	Amphenol Corp. Class A	277,344	27,388
	KLA Corp.	30,315	27,154
	Analog Devices Inc.	113,697	27,062
*	Arista Networks Inc.	236,109	24,156
	Intel Corp.	1,000,035	22,401
*	Cadence Design Systems Inc.	62,600	19,290
*	Synopsys Inc.	35,449	18,174
	Motorola Solutions Inc.	38,264	16,088
*	Fortinet Inc.	145,659	15,399
*	Autodesk Inc.	49,055	15,186
	Roper Technologies Inc.	24,650	13,973
	NXP Semiconductors NV	57,903	12,651
*	Workday Inc. Class A	49,671	11,921
	TE Connectivity plc	67,999	11,469
*	Fair Isaac Corp.	5,581	10,202
	Corning Inc.	176,675	9,291
	Cognizant Technology Solutions Corp. Class A	112,989	8,817
	Microchip Technology Inc.	123,256	8,674
	Dell Technologies Inc. Class C	68,661	8,418
	Monolithic Power Systems Inc.	10,971	8,024
*	Gartner Inc.	17,626	7,125
*	ANSYS Inc.	20,134	7,071
	Seagate Technology Holdings plc	48,604	7,015
6

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Keysight Technologies Inc.	39,581	6,486
	Hewlett Packard Enterprise Co.	301,465	6,165
*	Tyler Technologies Inc.	9,910	5,875
*	GoDaddy Inc. Class A	32,608	5,871
*	Super Micro Computer Inc.	117,469	5,757
*	Teledyne Technologies Inc.	10,721	5,492
	CDW Corp.	30,128	5,381
	VeriSign Inc.	18,557	5,359
	Jabil Inc.	24,556	5,356
	HP Inc.	216,669	5,300
	Western Digital Corp.	80,180	5,131
*	ON Semiconductor Corp.	96,020	5,032
	NetApp Inc.	46,527	4,957
*	PTC Inc.	27,440	4,729
*	Trimble Inc.	54,823	4,165
*	First Solar Inc.	24,658	4,082
*	F5 Inc.	13,197	3,884
	Gen Digital Inc.	125,424	3,687
*	Zebra Technologies Corp. Class A	11,686	3,604
	Teradyne Inc.	36,862	3,315
	Juniper Networks Inc.	76,095	3,038
*	Akamai Technologies Inc.	33,594	2,679
	Skyworks Solutions Inc.	34,498	2,571
*	EPAM Systems Inc.	13,050	2,308
*	Enphase Energy Inc.	30,317	1,202
*	Ralliant Corp.	1	—
			3,983,567
Materials (1.9%)
	Linde plc	107,916	50,632
	Sherwin-Williams Co.	52,849	18,146
	Ecolab Inc.	57,840	15,584
	Newmont Corp.	255,169	14,866
	Air Products and Chemicals Inc.	51,008	14,387
	Freeport-McMoRan Inc.	329,277	14,274
	Corteva Inc.	156,368	11,654
	Vulcan Materials Co.	30,265	7,894
	Martin Marietta Materials Inc.	13,810	7,581
	Nucor Corp.	52,849	6,846
	DuPont de Nemours Inc.	95,837	6,574
	PPG Industries Inc.	51,964	5,911
	International Paper Co.	120,807	5,657
	Smurfit WestRock plc	113,968	4,918
	Amcor plc	524,028	4,816
	International Flavors & Fragrances Inc.	58,707	4,318
	Dow Inc.	161,590	4,279
	Steel Dynamics Inc.	31,729	4,062
	Packaging Corp. of America	20,533	3,869
	Ball Corp.	63,756	3,576
	CF Industries Holdings Inc.	37,233	3,425
	LyondellBasell Industries NV Class A	59,086	3,419
	Avery Dennison Corp.	17,967	3,153
	Mosaic Co.	72,986	2,663
	Eastman Chemical Co.	26,440	1,974
	Albemarle Corp.	27,077	1,697
			226,175
Real Estate (2.0%)
	American Tower Corp.	107,322	23,720
	Prologis Inc.	212,756	22,365
	Welltower Inc.	142,471	21,902
	Equinix Inc.	22,429	17,842
	Digital Realty Trust Inc.	72,588	12,654
	Realty Income Corp.	207,088	11,930
	Simon Property Group Inc.	70,353	11,310
	Public Storage	36,199	10,622
	Crown Castle Inc.	99,814	10,254
*	CBRE Group Inc. Class A	67,309	9,431
	VICI Properties Inc. Class A	242,095	7,892
*	CoStar Group Inc.	96,660	7,771
	Extra Space Storage Inc.	48,602	7,166
7

Equity Index Portfolio
	Shares	Market Value• ($000)
Iron Mountain Inc.	67,567	6,930
AvalonBay Communities Inc.	32,556	6,625
Ventas Inc.	103,334	6,526
SBA Communications Corp.	24,663	5,792
Equity Residential	78,575	5,303
Weyerhaeuser Co.	166,668	4,282
Invitation Homes Inc.	130,345	4,275
Essex Property Trust Inc.	14,725	4,173
Mid-America Apartment Communities Inc.	26,897	3,981
Kimco Realty Corp.	155,258	3,264
UDR Inc.	69,251	2,828
Healthpeak Properties Inc.	158,595	2,777
Camden Property Trust	24,547	2,766
Regency Centers Corp.	37,553	2,675
Alexandria Real Estate Equities Inc.	35,384	2,570
Host Hotels & Resorts Inc.	159,408	2,449
BXP Inc.	33,473	2,258
Federal Realty Investment Trust	17,659	1,677
		246,010
Utilities (2.4%)
NextEra Energy Inc.	471,999	32,766
Constellation Energy Corp.	71,859	23,193
Southern Co.	252,066	23,147
Duke Energy Corp.	178,267	21,036
Vistra Corp.	77,799	15,078
American Electric Power Co. Inc.	122,516	12,712
Sempra	149,534	11,330
Dominion Energy Inc.	195,519	11,051
Exelon Corp.	231,457	10,050
Public Service Enterprise Group Inc.	114,385	9,629
Xcel Energy Inc.	132,198	9,003
Entergy Corp.	102,282	8,502
Consolidated Edison Inc.	82,558	8,285
WEC Energy Group Inc.	73,105	7,618
NRG Energy Inc.	44,782	7,191
PG&E Corp.	503,369	7,017
DTE Energy Co.	47,508	6,293
American Water Works Co. Inc.	44,642	6,210
Ameren Corp.	61,859	5,941
PPL Corp.	169,196	5,734
Atmos Energy Corp.	36,344	5,601
CenterPoint Energy Inc.	150,002	5,511
Eversource Energy	84,063	5,348
CMS Energy Corp.	68,741	4,762
FirstEnergy Corp.	118,059	4,753
Edison International	88,430	4,563
NiSource Inc.	108,162	4,363
Evergy Inc.	52,886	3,645
Alliant Energy Corp.	59,035	3,570
Pinnacle West Capital Corp.	27,443	2,455
AES Corp.	163,353	1,719
		288,076
Total Common Stocks (Cost $5,211,793)		12,035,491
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 4.355% (Cost $23,861)	238,629	23,861
Total Investments (99.9%) (Cost $5,235,654)		12,059,352
Other Assets and Liabilities—Net (0.1%)		8,182
Net Assets (100%)		12,067,534
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $815.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $822 was received for securities on loan.
8

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	103	32,207	171
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,211,793)	12,035,491
Affiliated Issuers (Cost $23,861)	23,861
Total Investments in Securities	12,059,352
Investment in Vanguard	301
Cash	1,287
Cash Collateral Pledged—Futures Contracts	2,134
Receivables for Investment Securities Sold	1,267
Receivables for Accrued Income	6,072
Receivables for Capital Shares Issued	2,335
Variation Margin Receivable—Futures Contracts	149
Total Assets	12,072,897
Liabilities
Payables for Investment Securities Purchased	42
Collateral for Securities on Loan	822
Payables for Capital Shares Redeemed	3,822
Payables to Vanguard	677
Total Liabilities	5,363
Net Assets	12,067,534
1 Includes $815 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	5,000,705
Total Distributable Earnings (Loss)	7,066,829
Net Assets	12,067,534

Net Assets
Applicable to 163,304,079 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,067,534
Net Asset Value Per Share	$73.90
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	74,613
Interest[2]	243
Securities Lending—Net	—
Total Income	74,856
Expenses
The Vanguard Group—Note B
Investment Advisory Services	138
Management and Administrative	7,400
Marketing and Distribution	227
Custodian Fees	55
Shareholders' Reports and Proxy Fees	11
Trustees’ Fees and Expenses	3
Other Expenses	12
Total Expenses	7,846
Net Investment Income	67,010
Realized Net Gain (Loss)
Investment Securities Sold[2]	184,717
Futures Contracts	3,384
Realized Net Gain (Loss)	188,101
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	440,436
Futures Contracts	224
Change in Unrealized Appreciation (Depreciation)	440,660
Net Increase (Decrease) in Net Assets Resulting from Operations	695,771
1	Dividends are net of foreign withholding taxes of $19.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $217, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,010	129,440
Realized Net Gain (Loss)	188,101	249,547
Change in Unrealized Appreciation (Depreciation)	440,660	1,899,728
Net Increase (Decrease) in Net Assets Resulting from Operations	695,771	2,278,715
Distributions
Total Distributions	(377,502)	(516,582)
Capital Share Transactions
Issued	518,476	1,000,158
Issued in Lieu of Cash Distributions	377,502	516,582
Redeemed	(625,403)	(1,022,556)
Net Increase (Decrease) from Capital Share Transactions	270,575	494,184
Total Increase (Decrease)	588,844	2,256,317
Net Assets
Beginning of Period	11,478,690	9,222,373
End of Period	12,067,534	11,478,690
See accompanying Notes, which are an integral part of the Financial Statements.
12

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$72.14	$60.89	$50.74	$65.47	$53.76	$47.70
Investment Operations
Net Investment Income[1]	.416	.826	.833	.806	.738	.798
Net Realized and Unrealized Gain (Loss) on Investments	3.728	13.851	11.870	(12.244)	13.978	7.014
Total from Investment Operations	4.144	14.677	12.703	(11.438)	14.716	7.812
Distributions
Dividends from Net Investment Income	(.815)	(.888)	(.794)	(.758)	(.754)	(.806)
Distributions from Realized Capital Gains	(1.569)	(2.539)	(1.759)	(2.534)	(2.252)	(.946)
Total Distributions	(2.384)	(3.427)	(2.553)	(3.292)	(3.006)	(1.752)
Net Asset Value, End of Period	$73.90	$72.14	$60.89	$50.74	$65.47	$53.76
Total Return	6.13%	24.84%	26.11%	-18.23%	28.55%	18.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,068	$11,479	$9,222	$7,592	$9,354	$7,555
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%[2]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.23%	1.52%	1.48%	1.25%	1.73%
Portfolio Turnover Rate	2%	4%	5%	5%	4%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
14

Equity Index Portfolio
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $301,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,236,294
Gross Unrealized Appreciation	7,248,598
Gross Unrealized Depreciation	(425,369)
Net Unrealized Appreciation (Depreciation)	6,823,229
E.  During the six months ended June 30, 2025, the portfolio purchased $206,960,000 of investment securities and sold $264,318,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $12,587,000 and sales were $16,671,000, resulting in net realized gain of $4,724,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	7,419	14,842
Issued in Lieu of Cash Distributions	5,697	8,098
Redeemed	(8,934)	(15,286)
Net Increase (Decrease) in Shares Outstanding	4,182	7,654
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
15

Equity Index Portfolio
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 45% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692EQUX 082025
16

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Global Bond Index Portfolio
(with underlying Total Bond Market Index Portfolio)

Contents
Financial Statements	1

Global Bond Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (99.9%)
U.S. Bond Fund (70.0%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	34,683,344	364,175
International Bond Fund (29.9%)
Vanguard Total International Bond Index Fund Admiral Shares	7,887,252	155,695
Total Investment Companies (Cost $583,968)		519,870
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 4.355% (Cost $356)	3,559	356
Total Investments (100.0%) (Cost $584,324)		520,226
Other Assets and Liabilities—Net (0.0%)		212
Net Assets (100%)		520,438
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Global Bond Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $584,324)	520,226
Receivables for Accrued Income	324
Receivables for Capital Shares Issued	671
Total Assets	521,221
Liabilities
Payables for Investment Securities Purchased	702
Payables for Capital Shares Redeemed	81
Total Liabilities	783
Net Assets	520,438
At June 30, 2025, net assets consisted of:

Paid-in Capital	572,035
Total Distributable Earnings (Loss)	(51,597)
Net Assets	520,438

Net Assets
Applicable to 28,280,011 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	520,438
Net Asset Value Per Share	$18.40
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global Bond Index Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	14,035
Net Investment Income—Note B	14,035
Realized Net Gain (Loss) on Affiliated Funds Sold	371
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	2,228
Net Increase (Decrease) in Net Assets Resulting from Operations	16,634
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Bond Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,035	14,493
Realized Net Gain (Loss)	371	968
Change in Unrealized Appreciation (Depreciation)	2,228	(6,234)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,634	9,227
Distributions
Total Distributions	(16,197)	(13,153)
Capital Share Transactions
Issued	72,970	114,641
Issued in Lieu of Cash Distributions	16,197	13,153
Redeemed	(57,062)	(77,033)
Net Increase (Decrease) from Capital Share Transactions	32,105	50,761
Total Increase (Decrease)	32,542	46,835
Net Assets
Beginning of Period	487,896	441,061
End of Period	520,438	487,896
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Bond Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.41	$18.60	$17.83	$21.30	$22.40	$21.41
Investment Operations
Net Investment Income[1]	.512	.571	.546	.352	.498	.437
Capital Gain Distributions Received[1]	—	—	—	.098	.165	.011
Net Realized and Unrealized Gain (Loss) on Investments	.082	(.207)	.602	(3.193)	(1.083)	.962
Total from Investment Operations	.594	.364	1.148	(2.743)	(.420)	1.410
Distributions
Dividends from Net Investment Income	(.569)	(.534)	(.348)	(.531)	(.390)	(.338)
Distributions from Realized Capital Gains	(.035)	(.020)	(.030)	(.196)	(.290)	(.082)
Total Distributions	(.604)	(.554)	(.378)	(.727)	(.680)	(.420)
Net Asset Value, End of Period	$18.40	$18.41	$18.60	$17.83	$21.30	$22.40
Total Return	3.28%	2.03%	6.52%	-13.13%	-1.84%	6.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$520	$488	$441	$386	$465	$438
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.18%	3.12%	3.04%	1.87%	2.32%	1.98%
Portfolio Turnover Rate	7%	10%	8%	11%	7%	16%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Bond Index Portfolio
Notes to Financial Statements
The Global Bond Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in Vanguard Variable Insurance Funds Total Bond Market Index Portfolio. The accompanying financial statements of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2025, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Global Bond Index Portfolio
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	584,857
Gross Unrealized Appreciation	671
Gross Unrealized Depreciation	(65,302)
Net Unrealized Appreciation (Depreciation)	(64,631)
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	3,991	6,277
Issued in Lieu of Cash Distributions	894	733
Redeemed	(3,114)	(4,210)
Net Increase (Decrease) in Shares Outstanding	1,771	2,800
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	2	—	356
Vanguard Total International Bond Index Fund	146,284	20,833	12,278	35	821	1,896	—	155,695
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	341,616	41,934	21,118	336	1,407	12,137	—	364,175
Total	487,900	62,767	33,396	371	2,228	14,035	—	520,226
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2025, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 64%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692GBI 082025
7

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
Financial Statements	1

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.5%)
U.S. Government Securities (47.5%)
United States Treasury Note/Bond	4.500%	7/15/26	7,723	7,763
United States Treasury Note/Bond	0.625%	7/31/26	14,250	13,746
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,811
United States Treasury Note/Bond	4.375%	7/31/26	13,828	13,883
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,796
United States Treasury Note/Bond	4.375%	8/15/26	10,578	10,623
United States Treasury Note/Bond	6.750%	8/15/26	2,300	2,366
United States Treasury Note/Bond	0.750%	8/31/26	10,163	9,794
United States Treasury Note/Bond	3.750%	8/31/26	13,393	13,361
United States Treasury Note/Bond	4.625%	9/15/26	3,500	3,528
United States Treasury Note/Bond	0.875%	9/30/26	11,270	10,855
United States Treasury Note/Bond	3.500%	9/30/26	9,191	9,144
United States Treasury Note/Bond	4.625%	10/15/26	5,550	5,600
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,575
United States Treasury Note/Bond	1.625%	10/31/26	4,075	3,956
United States Treasury Note/Bond	4.125%	10/31/26	6,831	6,850
United States Treasury Note/Bond	2.000%	11/15/26	7,946	7,747
United States Treasury Note/Bond	4.625%	11/15/26	8,408	8,490
United States Treasury Note/Bond	1.250%	11/30/26	4,320	4,166
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,916
United States Treasury Note/Bond	4.250%	11/30/26	15,349	15,429
United States Treasury Note/Bond	4.375%	12/15/26	10,994	11,076
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,847
United States Treasury Note/Bond	1.750%	12/31/26	208	202
United States Treasury Note/Bond	4.250%	12/31/26	15,045	15,134
United States Treasury Note/Bond	4.000%	1/15/27	8,930	8,951
United States Treasury Note/Bond	1.500%	1/31/27	17,534	16,913
United States Treasury Note/Bond	4.125%	1/31/27	9,468	9,512
United States Treasury Note/Bond	2.250%	2/15/27	3,422	3,338
United States Treasury Note/Bond	4.125%	2/15/27	9,489	9,534
United States Treasury Note/Bond	6.625%	2/15/27	65	68
United States Treasury Note/Bond	1.125%	2/28/27	3,143	3,008
United States Treasury Note/Bond	1.875%	2/28/27	10,113	9,801
United States Treasury Note/Bond	4.125%	2/28/27	10,058	10,111
United States Treasury Note/Bond	4.250%	3/15/27	9,250	9,320
United States Treasury Note/Bond	0.625%	3/31/27	3,963	3,754
United States Treasury Note/Bond	2.500%	3/31/27	5,950	5,823
United States Treasury Note/Bond	3.875%	3/31/27	12,477	12,498
United States Treasury Note/Bond	4.500%	4/15/27	8,618	8,725
United States Treasury Note/Bond	0.500%	4/30/27	6,820	6,431
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,520
United States Treasury Note/Bond	3.750%	4/30/27	14,723	14,722
United States Treasury Note/Bond	2.375%	5/15/27	9,381	9,149
United States Treasury Note/Bond	4.500%	5/15/27	12,992	13,164
United States Treasury Note/Bond	0.500%	5/31/27	6,605	6,213
United States Treasury Note/Bond	2.625%	5/31/27	7,535	7,379
United States Treasury Note/Bond	3.875%	5/31/27	11,229	11,256
United States Treasury Note/Bond	4.625%	6/15/27	6,014	6,114
United States Treasury Note/Bond	0.500%	6/30/27	8,889	8,340
United States Treasury Note/Bond	3.250%	6/30/27	9,539	9,453
United States Treasury Note/Bond	3.750%	6/30/27	6,996	7,000
United States Treasury Note/Bond	4.375%	7/15/27	6,993	7,080
United States Treasury Note/Bond	0.375%	7/31/27	9,260	8,641
United States Treasury Note/Bond	2.750%	7/31/27	11,284	11,064
United States Treasury Note/Bond	2.250%	8/15/27	8,447	8,193
United States Treasury Note/Bond	3.750%	8/15/27	10,735	10,740
United States Treasury Note/Bond	6.375%	8/15/27	185	195
United States Treasury Note/Bond	0.500%	8/31/27	7,825	7,305
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,791
United States Treasury Note/Bond	3.375%	9/15/27	7,144	7,095

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.375%	9/30/27	8,525	7,916
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,936
United States Treasury Note/Bond	3.875%	10/15/27	13,437	13,483
United States Treasury Note/Bond	0.500%	10/31/27	10,290	9,557
United States Treasury Note/Bond	4.125%	10/31/27	8,761	8,841
United States Treasury Note/Bond	2.250%	11/15/27	7,302	7,060
United States Treasury Note/Bond	4.125%	11/15/27	10,100	10,194
United States Treasury Note/Bond	6.125%	11/15/27	114	120
United States Treasury Note/Bond	0.625%	11/30/27	8,128	7,556
United States Treasury Note/Bond	3.875%	11/30/27	7,007	7,034
United States Treasury Note/Bond	4.000%	12/15/27	9,190	9,255
United States Treasury Note/Bond	0.625%	12/31/27	11,360	10,531
United States Treasury Note/Bond	3.875%	12/31/27	6,060	6,086
United States Treasury Note/Bond	4.250%	1/15/28	8,482	8,592
United States Treasury Note/Bond	0.750%	1/31/28	12,760	11,837
United States Treasury Note/Bond	3.500%	1/31/28	7,650	7,611
United States Treasury Note/Bond	2.750%	2/15/28	9,790	9,556
United States Treasury Note/Bond	4.250%	2/15/28	8,872	8,992
United States Treasury Note/Bond	1.125%	2/29/28	12,968	12,126
United States Treasury Note/Bond	4.000%	2/29/28	7,787	7,845
United States Treasury Note/Bond	3.875%	3/15/28	9,991	10,039
United States Treasury Note/Bond	1.250%	3/31/28	12,036	11,270
United States Treasury Note/Bond	3.625%	3/31/28	6,846	6,834
United States Treasury Note/Bond	3.750%	4/15/28	10,598	10,612
United States Treasury Note/Bond	1.250%	4/30/28	10,814	10,107
United States Treasury Note/Bond	3.500%	4/30/28	6,803	6,766
United States Treasury Note/Bond	2.875%	5/15/28	11,755	11,492
United States Treasury Note/Bond	3.750%	5/15/28	14,479	14,502
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,903
United States Treasury Note/Bond	3.625%	5/31/28	8,293	8,275
United States Treasury Note/Bond	3.875%	6/15/28	7,220	7,258
United States Treasury Note/Bond	1.250%	6/30/28	9,941	9,254
United States Treasury Note/Bond	4.000%	6/30/28	8,012	8,080
United States Treasury Note/Bond	1.000%	7/31/28	12,705	11,712
United States Treasury Note/Bond	4.125%	7/31/28	6,769	6,851
United States Treasury Note/Bond	2.875%	8/15/28	12,366	12,061
United States Treasury Note/Bond	5.500%	8/15/28	325	342
United States Treasury Note/Bond	1.125%	8/31/28	13,987	12,915
United States Treasury Note/Bond	4.375%	8/31/28	5,507	5,615
United States Treasury Note/Bond	1.250%	9/30/28	13,792	12,759
United States Treasury Note/Bond	4.625%	9/30/28	8,643	8,883
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,943
United States Treasury Note/Bond	4.875%	10/31/28	8,243	8,540
United States Treasury Note/Bond	3.125%	11/15/28	11,328	11,116
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,731
United States Treasury Note/Bond	1.500%	11/30/28	9,995	9,288
United States Treasury Note/Bond	4.375%	11/30/28	10,440	10,659
United States Treasury Note/Bond	1.375%	12/31/28	10,224	9,445
United States Treasury Note/Bond	3.750%	12/31/28	8,356	8,364
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,510
United States Treasury Note/Bond	4.000%	1/31/29	9,078	9,160
United States Treasury Note/Bond	2.625%	2/15/29	10,333	9,950
United States Treasury Note/Bond	1.875%	2/28/29	8,640	8,097
United States Treasury Note/Bond	4.250%	2/28/29	11,636	11,843
United States Treasury Note/Bond	2.375%	3/31/29	9,595	9,142
United States Treasury Note/Bond	4.125%	3/31/29	10,214	10,354
United States Treasury Note/Bond	2.875%	4/30/29	9,400	9,113
United States Treasury Note/Bond	4.625%	4/30/29	9,639	9,941
United States Treasury Note/Bond	2.375%	5/15/29	8,871	8,438
United States Treasury Note/Bond	2.750%	5/31/29	8,802	8,488
United States Treasury Note/Bond	4.500%	5/31/29	13,504	13,874
United States Treasury Note/Bond	3.250%	6/30/29	7,145	7,015
United States Treasury Note/Bond	4.250%	6/30/29	12,477	12,711
United States Treasury Note/Bond	2.625%	7/31/29	6,550	6,274
United States Treasury Note/Bond	4.000%	7/31/29	10,176	10,271
United States Treasury Note/Bond	1.625%	8/15/29	4,620	4,254
United States Treasury Note/Bond	3.125%	8/31/29	5,835	5,695
United States Treasury Note/Bond	3.625%	8/31/29	13,505	13,440
United States Treasury Note/Bond	3.500%	9/30/29	12,655	12,528
United States Treasury Note/Bond	3.875%	9/30/29	6,802	6,834

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,981
	United States Treasury Note/Bond	4.125%	10/31/29	10,029	10,174
	United States Treasury Note/Bond	1.750%	11/15/29	2,351	2,165
	United States Treasury Note/Bond	3.875%	11/30/29	5,971	5,997
	United States Treasury Note/Bond	4.125%	11/30/29	11,735	11,908
	United States Treasury Note/Bond	3.875%	12/31/29	6,303	6,330
	United States Treasury Note/Bond	4.375%	12/31/29	11,824	12,119
	United States Treasury Note/Bond	3.500%	1/31/30	4,790	4,735
	United States Treasury Note/Bond	4.250%	1/31/30	12,208	12,451
	United States Treasury Note/Bond	1.500%	2/15/30	8,994	8,139
	United States Treasury Note/Bond	4.000%	2/28/30	15,926	16,084
	United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,691
	United States Treasury Note/Bond	4.000%	3/31/30	8,715	8,797
	United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,227
	United States Treasury Note/Bond	3.875%	4/30/30	9,368	9,406
	United States Treasury Note/Bond	0.625%	5/15/30	13,704	11,790
	United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,493
	United States Treasury Note/Bond	3.750%	5/31/30	5,680	5,668
	United States Treasury Note/Bond	4.000%	5/31/30	8,210	8,290
	United States Treasury Note/Bond	3.750%	6/30/30	4,600	4,589
	United States Treasury Note/Bond	3.875%	6/30/30	8,385	8,417
	United States Treasury Note/Bond	4.000%	7/31/30	5,944	5,996
	United States Treasury Note/Bond	0.625%	8/15/30	18,952	16,161
	United States Treasury Note/Bond	4.125%	8/31/30	5,681	5,763
	United States Treasury Note/Bond	4.625%	9/30/30	6,192	6,425
	United States Treasury Note/Bond	4.875%	10/31/30	5,840	6,130
	United States Treasury Note/Bond	0.875%	11/15/30	19,461	16,694
	United States Treasury Note/Bond	4.375%	11/30/30	6,405	6,571
	United States Treasury Note/Bond	3.750%	12/31/30	6,383	6,352
	United States Treasury Note/Bond	4.000%	1/31/31	7,012	7,062
	United States Treasury Note/Bond	1.125%	2/15/31	15,708	13,591
	United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,653
	United States Treasury Note/Bond	4.250%	2/28/31	7,708	7,857
	United States Treasury Note/Bond	4.125%	3/31/31	8,407	8,514
	United States Treasury Note/Bond	4.625%	4/30/31	7,993	8,300
	United States Treasury Note/Bond	1.625%	5/15/31	18,109	15,971
	United States Treasury Note/Bond	4.625%	5/31/31	7,766	8,064
	United States Treasury Note/Bond	4.250%	6/30/31	7,912	8,058
	United States Treasury Note/Bond	4.125%	7/31/31	8,081	8,174
	United States Treasury Note/Bond	1.250%	8/15/31	19,802	16,938
	United States Treasury Note/Bond	3.750%	8/31/31	8,622	8,541
	United States Treasury Note/Bond	3.625%	9/30/31	8,470	8,329
	United States Treasury Note/Bond	4.125%	10/31/31	8,361	8,449
[1]	United States Treasury Note/Bond	1.375%	11/15/31	20,303	17,371
	United States Treasury Note/Bond	4.125%	11/30/31	8,420	8,506
	United States Treasury Note/Bond	4.500%	12/31/31	7,357	7,587
	United States Treasury Note/Bond	4.375%	1/31/32	7,992	8,182
	United States Treasury Note/Bond	1.875%	2/15/32	17,403	15,288
	United States Treasury Note/Bond	4.125%	2/29/32	7,463	7,532
	United States Treasury Note/Bond	4.125%	3/31/32	8,327	8,402
	United States Treasury Note/Bond	4.000%	4/30/32	6,529	6,538
	United States Treasury Note/Bond	2.875%	5/15/32	17,763	16,575
	United States Treasury Note/Bond	4.125%	5/31/32	5,715	5,764
	United States Treasury Note/Bond	4.000%	6/30/32	12,255	12,264
	United States Treasury Note/Bond	2.750%	8/15/32	17,860	16,476
	United States Treasury Note/Bond	4.125%	11/15/32	16,869	16,985
	United States Treasury Note/Bond	3.500%	2/15/33	17,103	16,490
	United States Treasury Note/Bond	3.375%	5/15/33	17,348	16,539
	United States Treasury Note/Bond	3.875%	8/15/33	19,082	18,797
	United States Treasury Note/Bond	4.500%	11/15/33	20,302	20,855
	United States Treasury Note/Bond	4.000%	2/15/34	20,720	20,508
	United States Treasury Note/Bond	4.375%	5/15/34	22,071	22,418
	United States Treasury Note/Bond	3.875%	8/15/34	21,008	20,515
	United States Treasury Note/Bond	4.250%	11/15/34	21,383	21,456
	United States Treasury Note/Bond	4.625%	2/15/35	18,590	19,184
	United States Treasury Note/Bond	4.250%	5/15/35	9,673	9,688
	United States Treasury Note/Bond	4.500%	5/15/38	811	820
	United States Treasury Note/Bond	3.500%	2/15/39	890	803
	United States Treasury Note/Bond	4.250%	5/15/39	1,813	1,764
	United States Treasury Note/Bond	4.500%	8/15/39	2,593	2,581

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.375%	11/15/39	2,334	2,287
United States Treasury Note/Bond	4.625%	2/15/40	2,784	2,798
United States Treasury Note/Bond	1.125%	5/15/40	7,474	4,641
United States Treasury Note/Bond	4.375%	5/15/40	2,339	2,284
United States Treasury Note/Bond	1.125%	8/15/40	10,180	6,254
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,312
United States Treasury Note/Bond	1.375%	11/15/40	7,874	5,012
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,103
United States Treasury Note/Bond	1.875%	2/15/41	11,798	8,108
United States Treasury Note/Bond	4.750%	2/15/41	1,981	2,005
United States Treasury Note/Bond	2.250%	5/15/41	9,381	6,810
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,844
United States Treasury Note/Bond	1.750%	8/15/41	12,566	8,337
United States Treasury Note/Bond	3.750%	8/15/41	2,140	1,916
United States Treasury Note/Bond	2.000%	11/15/41	11,218	7,709
United States Treasury Note/Bond	3.125%	11/15/41	1,801	1,476
United States Treasury Note/Bond	2.375%	2/15/42	8,961	6,514
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,698
United States Treasury Note/Bond	3.000%	5/15/42	2,120	1,692
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,433
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,214
United States Treasury Note/Bond	3.375%	8/15/42	6,422	5,389
United States Treasury Note/Bond	2.750%	11/15/42	3,626	2,760
United States Treasury Note/Bond	4.000%	11/15/42	6,447	5,880
United States Treasury Note/Bond	3.125%	2/15/43	3,380	2,715
United States Treasury Note/Bond	3.875%	2/15/43	6,758	6,047
United States Treasury Note/Bond	2.875%	5/15/43	5,245	4,040
United States Treasury Note/Bond	3.875%	5/15/43	6,383	5,701
United States Treasury Note/Bond	3.625%	8/15/43	4,680	4,023
United States Treasury Note/Bond	4.375%	8/15/43	7,145	6,811
United States Treasury Note/Bond	3.750%	11/15/43	4,185	3,655
United States Treasury Note/Bond	4.750%	11/15/43	6,650	6,642
United States Treasury Note/Bond	3.625%	2/15/44	4,238	3,626
United States Treasury Note/Bond	4.500%	2/15/44	6,878	6,646
United States Treasury Note/Bond	3.375%	5/15/44	4,726	3,885
United States Treasury Note/Bond	4.625%	5/15/44	7,094	6,956
United States Treasury Note/Bond	3.125%	8/15/44	4,848	3,820
United States Treasury Note/Bond	4.125%	8/15/44	7,083	6,490
United States Treasury Note/Bond	3.000%	11/15/44	4,203	3,235
United States Treasury Note/Bond	4.625%	11/15/44	7,572	7,413
United States Treasury Note/Bond	2.500%	2/15/45	5,559	3,912
United States Treasury Note/Bond	4.750%	2/15/45	7,160	7,123
United States Treasury Note/Bond	3.000%	5/15/45	2,574	1,971
United States Treasury Note/Bond	5.000%	5/15/45	6,162	6,330
United States Treasury Note/Bond	2.875%	8/15/45	2,899	2,167
United States Treasury Note/Bond	3.000%	11/15/45	1,865	1,420
United States Treasury Note/Bond	2.500%	2/15/46	3,877	2,686
United States Treasury Note/Bond	2.500%	5/15/46	4,692	3,239
United States Treasury Note/Bond	2.250%	8/15/46	5,611	3,675
United States Treasury Note/Bond	2.875%	11/15/46	2,270	1,671
United States Treasury Note/Bond	3.000%	2/15/47	4,690	3,521
United States Treasury Note/Bond	3.000%	5/15/47	3,973	2,974
United States Treasury Note/Bond	2.750%	8/15/47	6,647	4,738
United States Treasury Note/Bond	2.750%	11/15/47	6,573	4,673
United States Treasury Note/Bond	3.000%	2/15/48	6,539	4,857
United States Treasury Note/Bond	3.125%	5/15/48	7,485	5,677
United States Treasury Note/Bond	3.000%	8/15/48	7,674	5,674
United States Treasury Note/Bond	3.375%	11/15/48	8,588	6,792
United States Treasury Note/Bond	3.000%	2/15/49	9,270	6,831
United States Treasury Note/Bond	2.875%	5/15/49	8,925	6,405
United States Treasury Note/Bond	2.250%	8/15/49	8,094	5,076
United States Treasury Note/Bond	2.375%	11/15/49	7,648	4,919
United States Treasury Note/Bond	2.000%	2/15/50	8,942	5,251
United States Treasury Note/Bond	1.250%	5/15/50	7,811	3,752
United States Treasury Note/Bond	1.375%	8/15/50	10,976	5,410
United States Treasury Note/Bond	1.625%	11/15/50	10,846	5,713
United States Treasury Note/Bond	1.875%	2/15/51	13,054	7,333
United States Treasury Note/Bond	2.375%	5/15/51	12,375	7,847
United States Treasury Note/Bond	2.000%	8/15/51	12,350	7,121
United States Treasury Note/Bond	1.875%	11/15/51	12,120	6,742

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	2/15/52	11,332	6,924
	United States Treasury Note/Bond	2.875%	5/15/52	10,830	7,623
	United States Treasury Note/Bond	3.000%	8/15/52	10,308	7,441
	United States Treasury Note/Bond	4.000%	11/15/52	9,601	8,398
	United States Treasury Note/Bond	3.625%	2/15/53	9,754	7,962
	United States Treasury Note/Bond	3.625%	5/15/53	10,480	8,548
	United States Treasury Note/Bond	4.125%	8/15/53	10,763	9,614
	United States Treasury Note/Bond	4.750%	11/15/53	11,002	10,901
	United States Treasury Note/Bond	4.250%	2/15/54	11,481	10,475
	United States Treasury Note/Bond	4.625%	5/15/54	11,571	11,240
	United States Treasury Note/Bond	4.250%	8/15/54	11,605	10,600
	United States Treasury Note/Bond	4.500%	11/15/54	10,812	10,307
	United States Treasury Note/Bond	4.625%	2/15/55	14,136	13,766
	United States Treasury Note/Bond	4.750%	5/15/55	9,360	9,306
					2,292,253
Agency Bonds and Notes (0.5%)
	Federal Farm Credit Banks Funding Corp.	4.500%	8/14/26	200	201
	Federal Farm Credit Banks Funding Corp.	3.875%	10/16/26	60	60
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/27	63	64
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/27	2,000	2,024
	Federal Farm Credit Banks Funding Corp.	4.250%	2/24/28	100	101
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/28	100	102
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/28	93	94
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/29	108	107
	Federal Farm Credit Banks Funding Corp.	4.000%	4/1/30	100	101
	Federal Home Loan Banks	3.625%	9/4/26	400	398
	Federal Home Loan Banks	4.000%	10/9/26	500	500
	Federal Home Loan Banks	4.625%	11/17/26	550	555
	Federal Home Loan Banks	1.250%	12/21/26	1,000	962
	Federal Home Loan Banks	4.125%	1/15/27	225	226
	Federal Home Loan Banks	4.000%	3/10/27	225	226
	Federal Home Loan Banks	4.750%	4/9/27	200	203
	Federal Home Loan Banks	3.875%	6/4/27	170	170
	Federal Home Loan Banks	4.000%	6/30/28	450	454
	Federal Home Loan Banks	3.250%	11/16/28	315	310
	Federal Home Loan Banks	4.750%	12/8/28	50	52
	Federal Home Loan Banks	4.625%	6/8/29	370	381
	Federal Home Loan Banks	4.750%	3/10/34	45	46
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,523
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	142
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,746
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,249
[2]	Federal National Mortgage Association	1.875%	9/24/26	500	488
[2]	Federal National Mortgage Association	0.750%	10/8/27	1,000	935
[2]	Federal National Mortgage Association	6.250%	5/15/29	175	191
[2]	Federal National Mortgage Association	7.125%	1/15/30	925	1,053
[2]	Federal National Mortgage Association	7.250%	5/15/30	300	345
[2]	Federal National Mortgage Association	0.875%	8/5/30	1,400	1,210
[2]	Federal National Mortgage Association	6.625%	11/15/30	720	814
[2]	Federal National Mortgage Association	5.625%	7/15/37	275	302
	Private Export Funding Corp.	1.400%	7/15/28	175	162
	Private Export Funding Corp.	3.650%	3/15/30	100	98
	Tennessee Valley Authority	3.875%	3/15/28	375	376
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,142
	Tennessee Valley Authority	1.500%	9/15/31	550	472
	Tennessee Valley Authority	4.375%	8/1/34	152	151
	Tennessee Valley Authority	4.875%	5/15/35	241	246
	Tennessee Valley Authority	4.650%	6/15/35	175	178
	Tennessee Valley Authority	5.880%	4/1/36	250	277
	Tennessee Valley Authority	5.500%	6/15/38	100	107
	Tennessee Valley Authority	5.250%	9/15/39	512	532
	Tennessee Valley Authority	4.875%	1/15/48	100	94
	Tennessee Valley Authority	5.250%	2/1/55	200	195
	Tennessee Valley Authority	5.375%	4/1/56	50	50
	Tennessee Valley Authority	4.625%	9/15/60	180	156
	Tennessee Valley Authority	4.250%	9/15/65	200	161
					21,732

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities (19.5%)
[2,3]	Freddie Mac Gold Pool	4.000%	7/1/25–11/1/48	7,224	6,890
[2,3]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	13,838	12,863
[2,3]	Freddie Mac Gold Pool	5.000%	9/1/25–11/1/48	971	981
[2,3]	Freddie Mac Gold Pool	7.000%	12/1/25–2/1/37	40	41
[2,3]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	6,540	6,093
[2,3]	Freddie Mac Gold Pool	8.500%	10/1/26–11/1/30	2	2
[2,3]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	2,296	2,212
[2,3]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[2,3]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	819	844
[2,3]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	461	488
[2,3]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	140	134
[2,3]	Freddie Mac Gold Pool	4.500%	3/1/39–10/1/48	3,706	3,647
[3,4]	Ginnie Mae	2.000%	7/15/54	595	485
[3,4]	Ginnie Mae	2.500%	7/15/54	570	484
[3,4]	Ginnie Mae	4.000%	7/15/54	500	465
[3,4]	Ginnie Mae	4.500%	7/15/54	750	718
[3,4]	Ginnie Mae	5.000%	7/15/54	1,760	1,728
[3,4]	Ginnie Mae	5.500%	7/15/54	2,100	2,102
[3,4]	Ginnie Mae	6.000%	7/15/54	950	963
[3,4]	Ginnie Mae	3.500%	8/15/54	530	480
[3]	Ginnie Mae I Pool	4.000%	9/15/25–11/15/47	863	830
[3]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	834	778
[3]	Ginnie Mae I Pool	7.000%	12/15/25–10/15/31	9	9
[3]	Ginnie Mae I Pool	7.500%	12/15/25–1/15/31	4	4
[3]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	644	585
[3]	Ginnie Mae I Pool	8.000%	5/15/26–10/15/30	4	4
[3]	Ginnie Mae I Pool	6.500%	8/15/27–12/15/38	50	53
[3]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	39	40
[3]	Ginnie Mae I Pool	4.500%	7/15/33–3/15/41	897	885
[3]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	608	614
[3]	Ginnie Mae II Pool	3.500%	9/20/25–2/20/55	23,177	21,391
[3]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/55	16,973	16,041
[3]	Ginnie Mae II Pool	3.000%	2/20/27–5/20/53	29,022	25,881
[3]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	29,208	24,868
[3]	Ginnie Mae II Pool	5.000%	12/20/32–5/20/55	27,855	27,464
[3]	Ginnie Mae II Pool	6.500%	12/20/35–5/20/55	7,693	7,939
[3]	Ginnie Mae II Pool	7.000%	8/20/36–9/20/54	1,571	1,625
[3]	Ginnie Mae II Pool	4.500%	2/20/39–4/20/55	21,064	20,347
[3]	Ginnie Mae II Pool	2.000%	8/20/50–6/20/52	29,185	23,796
[3]	Ginnie Mae II Pool	1.500%	12/20/51	913	711
[3]	Ginnie Mae II Pool	5.500%	10/20/52–5/20/55	31,824	31,956
[3]	Ginnie Mae II Pool	6.000%	12/20/52–5/20/55	20,545	20,907
[3]	Ginnie Mae II Pool	7.500%	2/20/54	109	112
[2,3,4]	UMBS Pool	4.000%	8/1/25–7/1/55	38,173	36,050
[2,3,4]	UMBS Pool	3.500%	9/1/25–6/1/55	38,883	35,707
[2,3]	UMBS Pool	5.000%	9/1/25–5/1/55	54,723	54,040
[2,3,4]	UMBS Pool	7.000%	10/1/25–4/1/55	7,119	7,501
[2,3,4]	UMBS Pool	3.000%	11/1/25–7/15/54	72,411	64,268
[2,3]	UMBS Pool	7.500%	12/1/25–1/1/54	361	385
[2,3]	UMBS Pool	8.500%	12/1/26–4/1/31	1	1
[2,3,4]	UMBS Pool	2.500%	1/1/27–7/14/55	115,049	97,718
[2,3,4]	UMBS Pool	2.000%	11/1/27–7/15/54	163,765	134,310
[2,3]	UMBS Pool	4.500%	4/1/28–4/1/55	34,710	33,605
[2,3,4]	UMBS Pool	6.000%	6/1/28–6/1/55	68,430	69,890
[2,3,4]	UMBS Pool	5.500%	11/1/31–7/1/55	74,949	75,348
[2,3,4]	UMBS Pool	6.500%	9/1/32–5/1/55	32,987	34,239
[2,3]	UMBS Pool	1.500%	7/1/35–4/1/52	38,940	31,591
					943,114
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.155%	6.405%	12/1/37	6	6
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/35	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.186%	12/1/41	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	11	11
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.431%	7.068%	7/1/36	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.465%	7.215%	10/1/37	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/43	17	18
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.292%	9/1/43	1	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.241%	7/1/43	17	18
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.833%	6/1/43	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/36	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/38	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.643%	7.394%	8/1/35	19	19
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.676%	7.149%	10/1/42	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/37	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.198%	9/1/42	13	14
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.126%	10/1/42	7	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.330%	11/1/39	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.710%	6.972%	8/1/39	10	11
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.366%	9/1/34	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.739%	7.246%	9/1/43	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.747%	7.111%	7/1/41	13	13
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.755%	6.739%	5/1/42	5	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/41	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.752%	5/1/42	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.787%	7.189%	7/1/42	5	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.245%	3/1/42	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.739%	3/1/42	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.869%	8/1/42	18	18
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.799%	6.687%	11/1/39	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	11	11
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/41	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	5	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/42	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40–2/1/41	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.440%	12/1/40	1	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/41	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/41	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.660%	12/1/41	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.823%	6.699%	3/1/41	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/41	2	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.828%	7.375%	9/1/40	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/41	8	9
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/40	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/39	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.037%	11/1/34	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/37	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.662%	4/1/37	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.648%	8/1/37	6	6
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.664%	11/1/34	7	8
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/36	2	2
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/36	1	1
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.675%	10/1/36	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/42	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.596%	2/1/37	2	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/35	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/40	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/38	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.869%	2/1/42	3	3

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.844%	5/1/40	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	6	6
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/40–3/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.825%	1/1/41	6	7
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.123%	6/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/40	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.808%	2/1/42	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.489%	9/1/40	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	6	6
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/41	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.812%	2/1/41	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/38	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.980%	6/1/37	6	6
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38–12/20/40	6	6
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/38–12/20/42	42	43
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/41–3/20/43	31	31
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41–6/20/43	30	30
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	7/20/41–8/20/41	12	12
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/40	1	1
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	2	2
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	3	3
					569
Total U.S. Government and Agency Obligations (Cost $3,498,555)					3,257,668
Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
[3]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	13	13
[3]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	48	48
[3]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	45	46
[3]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	80	80
[3]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	50
[3]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/28	16	16
[3]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/30	35	35
[3]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	425
[3]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	276
[3]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	77
[3]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/28	200	202
[3]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	200	207
[3]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/29	400	408
[3]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/31	200	208
[3]	American Express Credit Account Master Trust Class A Series 2025-1	4.560%	12/15/29	125	127
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	37	37
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	26
[3]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/29	200	203
[3]	BA Credit Card Trust Class A Series 2025-A1	4.310%	5/15/30	100	101
[3]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	201
[3]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	75
[3]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	17	17
[3]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	66	65
[3,5]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	99
[3]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	70
[3]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	158
[3]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	168
[3]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	140
[3]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	47	46
[3]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	98
[3]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	145
[3]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	146
[3,5]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	124
[3]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	49
[3,5]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	99
[3,5]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	110
[3]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	122
[3]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	97
[3]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	95
[3]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	271
[3]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	158

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	44
[3]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	43
[3]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	65
[3]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	43
[3]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/56	100	105
[3]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	147
[3]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	397
[3]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	73
[3]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	245
[3,5]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	25
[3]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	92
[3]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	182
[3]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	131
[3,5]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	67
[3]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	44
[3]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	129
[3]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	87
[3]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	109
[3,5]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	109
[3]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	169
[3]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	51
[3]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	220	231
[3]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/57	275	276
[3]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	97
[3,5]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	395
[3]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	73
[3]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	24
[3,5]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	48
[3,5]	BANK Class AS Series 2018-BNK12	4.474%	5/15/61	50	49
[3,5]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	24
[3]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	24
[3,5]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	47
[3]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	68
[3]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	69
[3,5]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	70
[3]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	59
[3]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	49
[3]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	43
[3,5]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	21
[3,5]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	43
[3,5]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	25
[3,5]	BANK Class AS Series 2024-BNK48	5.355%	10/15/57	250	251
[3]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	25	25
[3,5]	BANK Class C Series 2017-BNK8	4.227%	11/15/50	50	41
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	71
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	27
[3,5]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/56	100	105
[3,5]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/56	50	53
[3]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	100	104
[3,5]	BANK5 Class AS Series 2023-5YR2	7.379%	7/15/56	25	27
[3,5]	BANK5 Class AS Series 2023-5YR3	7.559%	9/15/56	50	53
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	241
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	141
[3]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	257
[3]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	23
[3,5]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	93
[3]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	276
[3]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	320	334
[3]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	122
[3]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	92
[3]	BBCMS Mortgage Trust Class A4 Series 2025-C32	5.433%	2/15/62	100	103
[3]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	123
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	44
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	108
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	43
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	88
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	132
[3,5]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/55	200	178
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	52
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/56	100	107
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	50	56
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	50	52
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	200	211
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/57	100	103
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/57	450	466
[3]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/62	100	105
[3]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	97
[3]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	32
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	26
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.506%	9/15/56	50	53
[3]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	134
[3]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	27	25
[3]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	107
[3,5]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	77
[3,5]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	20	21
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/57	50	52
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	200	205
[3]	Benchmark Mortgage Trust Class A3 Series 2025-V15	5.805%	6/15/58	250	262
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	74
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	49
[3,5]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	174
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	77
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	262
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	98
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	319
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	221
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	345
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	122
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	210
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	213
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	102
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	92
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	89
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	86
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	108
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	86
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	193
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	110
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	110
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	43
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	66
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	87
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	44
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	176
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	242
[3]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	69
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	46
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	97
[3]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/56	175	184
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	48
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	73
[3]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	48
[3,5]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	23
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	145
[3]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	24
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	47
[3]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	69
[3]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	26
[3]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	20
[3]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[3,5]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	41
[3]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	62
[3]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[3,5]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.527%	1/15/55	75	65
[3]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/56	50	53
[3,5]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	26
[3,5]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/56	60	63
[3,5]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/57	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/56	400	420
[3]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	50	52
[3,5]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	46
[3]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	204
[3,5]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	51
[3]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	52
[3,5]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/56	100	106
[3,5]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/57	100	103
[3]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/57	90	94
[3]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/58	200	209
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C1	7.355%	8/15/56	300	318
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/56	40	43
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C2	7.485%	11/15/56	200	214
[3,5]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/56	25	26
[3,5]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/56	200	222
[3,5]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/57	300	318
[3,5]	BMO Mortgage Trust Class B Series 2024-5C4	7.253%	5/15/57	300	314
[3]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	8	8
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	100	100
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-2	4.180%	10/25/27	90	90
[3]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/28	200	201
[3]	BMW Vehicle Lease Trust Class A4 Series 2023-2	5.980%	2/25/27	25	25
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/27	50	50
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	95	95
[3]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/28	50	50
[3]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	2	2
[3]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	19	19
[3]	BMW Vehicle Owner Trust Class A3 Series 2024-A	5.180%	2/26/29	200	203
[3]	BMW Vehicle Owner Trust Class A3 Series 2025-A	4.560%	9/25/29	125	126
[3]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/29	7	7
[3]	BMW Vehicle Owner Trust Class A4 Series 2025-A	4.660%	12/27/32	75	76
[3]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2024-3	5.340%	4/17/28	100	100
[3]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	125
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	120
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	130
[3]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	54
[3]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	300
[3]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	416
[3]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	293
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	1	1
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	28	28
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	29	29
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	17	17
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/29	90	91
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	50
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/30	40	40
[3]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	12	12
[3]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	18	18
[3]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	58	59
[3]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/28	39	39
[3]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/28	50	50
[3]	CarMax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/29	250	253
[3]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	49
[3]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[3]	CarMax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/28	25	25
[3]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/29	20	20
[3]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/29	50	52
[3]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	80	81
[3]	Carvana Auto Receivables Trust Class Class A3 Series 2025-P2	4.550%	8/12/30	200	201
[3]	Carvana Auto Receivables Trust Class Class A4 Series 2025-P2	4.750%	6/10/31	116	117
[3]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	38	35
[3]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	145
[3,5]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	97
[3]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	139
[3]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	74
[3]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	413
[3]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	122
[3,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	72
[3]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	28

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	23	22
[3]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	6	6
[3]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	124
[3,5]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	245
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	148
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	49
[3]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	99
[3]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	245
[3,5]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	49
[3]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	100
[3]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/28	120	121
[3]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/30	100	103
[3]	Chase Issuance Trust Class A Series 2024-A1	4.620%	1/16/29	200	201
[3]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	100	102
[3]	Citibank Credit Card Issuance Trust Class A Series 2025-A1	4.300%	6/21/30	150	151
[3]	Citibank Credit Card Issuance Trust Class A Series 2025-A2	4.490%	6/21/32	100	101
[3]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	110
[3]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	199
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	147
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	83	81
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	38	37
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	123
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	50
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	73
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	244
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	270
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	254
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	469
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	211
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	101
[3,5]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.742%	5/15/54	75	74
[3]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	5	4
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	48
[3,5]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	40
[3,5]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	50	48
[3]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	18	18
[3]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	44	44
[3]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/29	50	51
[3]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/29	50	50
[3]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/32	50	50
[3]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	34
[3]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	122
[3]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	204	203
[3]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	2	2
[3]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	107
[3]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	16	15
[3,5]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	95	93
[3]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	2	2
[3]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	46
[3]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	3	3
[3]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	3	3
[3,5]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	13
[3,5]	COMM Mortgage Trust Class B Series 2014-CR15	4.019%	2/10/47	14	14
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	261
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	225
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	31	31
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	146
[3,5]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	25
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	222
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	197
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	145
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	48
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	270
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	44	43
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	57	56
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	44
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	3.959%	4/15/50	50	48
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.169%	8/15/48	50	47
[3]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	2	2
[3]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	74
[3]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	98
[3]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	98
[3]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	44
[3,5]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	48
[3]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	225
[3]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	300
[3]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	277
[3]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	400
[3]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	40	40
[3]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	22	22
[3]	Exeter Automobile Receivables Trust Class A3 Series 2025-1A	4.670%	8/15/28	150	150
[3]	Exeter Automobile Receivables Trust Class B Series 2023-4A	6.310%	10/15/27	5	5
[3]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/30	100	101
[3]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/29	20	20
[3]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	7	7
[3]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	13	13
[3]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/28	20	20
[3]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	22	22
[3]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	39	39
[3]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	25
[2,3]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	28	26
[2,3,5]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.681%	3/25/33	200	163
[2,3]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	89	80
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	54	53
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	89	88
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	212	208
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M12	2.519%	9/25/26	222	217
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M13	2.608%	9/25/26	50	49
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	48	48
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	58	57
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	160	157
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	39	38
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	260	255
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M1	2.498%	10/25/26	134	131
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M12	3.162%	6/25/27	176	172
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M14	2.904%	11/25/27	55	53
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M2	2.907%	2/25/27	106	104
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M4	2.636%	12/25/26	128	125
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M5	3.109%	4/25/29	40	39
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	193	189
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	358	351
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M12	3.748%	8/25/30	50	49
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M13	3.868%	9/25/30	147	144
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M14	3.699%	8/25/28	164	162
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M2	3.001%	1/25/28	370	360
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M3	3.165%	2/25/30	57	54
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M4	3.159%	3/25/28	117	114
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M7	3.127%	3/25/28	89	86
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M10	3.467%	7/25/28	121	119
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M1	3.662%	9/25/28	165	163
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	386	369
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	228	214
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M2	3.743%	11/25/28	175	172
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/29	330	310
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/31	264	255
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	186	181
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	178	172
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	224	216
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	892
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	234	210
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	88
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/30	10	9
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	245	217
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	107	99
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M52	1.359%	10/25/30	275	238
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1	1.433%	11/25/30	60	52
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M11	1.506%	3/25/31	225	193
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M13	1.652%	4/25/31	50	43
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	236

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.517%	11/25/30	50	43
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.286%	1/25/31	225	193
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M1	1.724%	10/25/31	325	277
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M10	1.992%	1/25/32	225	195
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.583%	9/25/31	75	64
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	85
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	138
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/31	150	129
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.649%	4/25/33	140	140
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M6	4.190%	7/25/28	134	134
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M8	4.620%	3/25/33	50	50
[2,3,5]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.206%	11/25/27	225	220
[3]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	92	93
[3]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/31	20	20
[3]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	50	51
[3]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	36	36
[3]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/28	150	151
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	50	50
[3]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/29	150	152
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	7	7
[3]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	21	21
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	34	34
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	46	46
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-C	5.530%	9/15/28	100	101
[3]	Ford Credit Auto Owner Trust Class A3 Series 2024-A	5.090%	12/15/28	200	202
[3]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	100
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/29	50	51
[3]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/29	260	265
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	99
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	149
[3]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/30	100	101
[2,3,5]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-168	4.130%	12/25/34	200	193
[2,3,5]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-169	4.660%	12/25/34	300	302
[2,3,5]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K759	4.800%	1/25/32	500	513
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	48	48
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	27	27
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	21	20
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	12	11
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	43	39
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	97	91
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	48	41
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	17	17
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	82	82
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	117	116
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	66	66
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	145	143
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	98
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	295
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	426
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	147
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	491
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	123
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	196	193
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	74
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	221
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	123
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	222
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	148
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	348
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	25
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	174
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	348
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	75
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,699
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	273
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	225
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	396

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	272
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	25
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	196
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	441
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	219
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	397	382
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	263
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	262
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	212
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	422
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	198
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	347
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	329
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	283
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	412
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	86
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,190
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	90
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	134
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	378
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	110
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	280
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	351
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	262
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	153
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	153
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	131
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	619
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	224
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	381
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	223
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	353
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	130
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	350
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	88
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	176
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	178
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	110
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	134
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	88
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	88
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	663
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-150	3.710%	9/25/32	1,000	957
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	73
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	96
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	195
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	120
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	174
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	19
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	78
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	78
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	95
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	162
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	117
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	150	119
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	98
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	75	75
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	74
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	172
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	99
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	49
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/33	140	140
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/33	200	200
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/33	100	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/34	200	206
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/34	205	204
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/34	300	304

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/28	140	143
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/28	100	101
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/28	100	102
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/28	150	153
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/28	100	102
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/28	100	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	50	51
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/28	50	51
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/28	100	102
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/29	150	156
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	150	156
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/29	200	207
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/29	200	208
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/29	205	212
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/29	124	126
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/29	250	253
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K533	4.230%	12/25/29	100	100
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/31	200	207
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	324	322
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	478	472
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	96
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	189
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	117
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	96	90
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	47
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	141
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	117
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	151
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	140	141
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/30	200	202
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/30	100	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/31	225	227
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/31	700	713
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K760	4.550%	1/25/32	50	51
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	168	167
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	371
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	208
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	291
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	47
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	191
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	72
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	46
[2,3,5]	FREMF Mortgage Trust Class A2 Series K541	4.348%	2/25/30	650	654
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	9	9
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	14	14
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	75	75
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	300	302
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/27	70	70
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/28	200	201
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/28	25	25
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	65	65
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/29	100	101
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	16	16
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	25	25
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	2	2
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	14	14
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	32	32
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	36	36
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	27	27
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-4	5.780%	8/16/28	50	51
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-3	5.130%	4/16/29	200	202
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-1	4.620%	12/17/29	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	31	31
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	50
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/28	18	18
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/29	50	51
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/29	200	204

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/30	80	80
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-1	4.730%	8/16/30	100	102
[3]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	146
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	99
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	74
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	196
[3,5]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	74
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	147
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	254
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	95
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	140
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	256
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	118
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	12	11
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	116
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	68
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	109
[3,5]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	49
[3,5]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	47
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	94
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	67
[3]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	46
[3,5]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	32
[3]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	21
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.521%	9/10/47	25	23
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	49	46
[3,5]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	8
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	2	2
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	29	30
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/28	48	49
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/29	45	45
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	25
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/31	50	51
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/32	100	100
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	3	3
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	10	10
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	28	28
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	22	22
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	200	202
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	100	101
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	200	202
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-3	4.570%	3/21/29	300	302
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	30	30
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/29	20	20
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/30	400	408
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	39	39
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	37	37
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/28	50	51
[3]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/29	113	114
[3]	Hyundai Auto Receivables Trust Class A3 Series 2025-B	4.360%	12/17/29	100	101
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	25
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/29	13	13
[3]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/30	150	152
[3]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/31	55	55
[3]	Hyundai Auto Receivables Trust Class A4 Series 2025-B	4.440%	6/17/30	50	50
[3]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	78	78
[3]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	35	35
[3]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	42	42
[3]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/28	116	117
[3]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/29	100	102
[3]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[3]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/30	20	20
[3]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/31	100	100
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	98
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	74
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	244

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	73
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	1	1
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	79	79
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	1	1
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	4	4
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	25	24
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	124
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	30	29
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	49
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	72
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	3	3
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	49
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	4	4
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	5	5
[3,5]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.652%	2/15/47	15	15
[3]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	48
[3]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	188
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	394
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	97
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	95
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	95
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	23
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	74
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	223
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	157
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	73
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	42
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	47
[3,5]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	48
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	24
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	30	30
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/29	100	101
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/29	50	50
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-A	4.690%	2/18/31	125	127
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	38	38
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/28	50	51
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-1	4.800%	4/16/29	150	151
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-B	4.230%	2/15/28	110	110
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/31	50	52
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/30	60	60
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	122
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	13	13
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	75
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	223
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	147
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	195
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	243
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	146
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	97
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	1	1
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	48
[3]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	49
[3]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	45	44
[3]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	161
[3]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	75
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	97
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	196
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	195
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	240
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	146
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	187
[3]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	57
[3,5]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	66
[3]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	147
[3]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	131
[3,5]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.919%	4/15/55	150	140
[3]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	77
[3]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	24
[3]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	23
[3]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	105

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	50	54
[3,5]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/56	50	52
[3]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	5	5
[3]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	50	50
[3]	Nissan Auto Lease Trust Class A3 Series 2024-B	4.920%	11/15/27	200	202
[3]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/28	150	152
[3]	Nissan Auto Lease Trust Class A4 Series 2024-B	4.960%	8/15/28	200	202
[3]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/29	75	76
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	6	6
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	34	34
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	71	71
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-A	4.490%	12/17/29	50	51
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	17	17
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	25
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/30	200	205
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	26	27
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/28	86	87
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	300	302
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	100	101
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/29	100	100
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/29	100	100
[3]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	4	4
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	8	8
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	24	24
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/28	20	20
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/28	20	20
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/29	50	51
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	1,000	1,016
[3]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	50
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/30	20	20
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/31	60	62
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/31	50	52
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	7	7
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	11	11
[3]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	75	76
[3]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	200	204
[3]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/30	250	254
[3]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/31	200	202
[3]	Synchrony Card Issuance Trust Class A Series 2025-A1	4.780%	2/15/31	200	203
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	11	11
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	20	20
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	31	31
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	42	42
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	49	49
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-D	5.540%	8/15/28	50	51
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	100	101
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-B	5.330%	1/16/29	500	507
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-C	4.880%	3/15/29	250	252
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	13	13
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/29	50	51
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/29	225	229
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/30	85	86
[3]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	89
[3]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	118
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	98
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	146
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	170
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	146
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	147
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	172
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	74
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	222
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	123
[3,5]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	270
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	96
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	117

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	69
[3]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	96
[3,5]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	123
[3]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	99
[3]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	49
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	48
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	73
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	59
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	96
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	73
[3]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	24
[3]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	100
[3]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	175
[3]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	161
[3]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	50	50
[3]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/29	50	51
[3]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	50	50
[3]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/29	300	303
[3]	Verizon Master Trust Class A1A Series 2025-3	4.510%	3/20/30	100	100
[3]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	72	73
[3]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/28	150	151
[3]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/28	40	40
[3]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/30	100	101
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	47	48
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/28	50	51
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/29	120	121
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/30	50	51
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/31	50	50
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	146
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	40
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	98
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/57	200	209
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	8	8
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	50
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	74
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	159
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	147
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	244
[3,5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	271
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	198
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	74
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	149
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	187
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	188
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	94
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	44
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	99
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	188
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	170
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	173
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	251
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	152
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	45
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	89
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/57	100	102
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	75
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	52
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	96
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	24
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	49
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	91
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	2	2
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	14	13
[3]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/29	150	152
[3]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/29	220	221
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	11	10
[3,5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	23
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	8	7
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	20	20
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	22	22

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	47	47
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	37	37
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/28	24	24
[3]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/29	75	75
[3]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/29	100	100
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/29	50	50
[3]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/29	25	25
[3]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/30	60	60
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	11	11
[3]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	58	58
[3]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $114,028)					108,887
Corporate Bonds (25.5%)
Communications (1.9%)
	Alphabet Inc.	0.800%	8/15/27	120	113
	Alphabet Inc.	4.000%	5/15/30	200	200
	Alphabet Inc.	1.100%	8/15/30	875	756
	Alphabet Inc.	4.500%	5/15/35	275	271
	Alphabet Inc.	1.900%	8/15/40	50	34
	Alphabet Inc.	2.050%	8/15/50	667	372
	Alphabet Inc.	5.250%	5/15/55	100	98
	Alphabet Inc.	2.250%	8/15/60	218	116
	Alphabet Inc.	5.300%	5/15/65	100	98
	America Movil SAB de CV	3.625%	4/22/29	200	194
	America Movil SAB de CV	2.875%	5/7/30	200	185
	America Movil SAB de CV	4.700%	7/21/32	250	248
	America Movil SAB de CV	5.000%	1/20/33	200	200
	America Movil SAB de CV	6.375%	3/1/35	300	327
	America Movil SAB de CV	6.125%	11/15/37	100	106
	America Movil SAB de CV	6.125%	3/30/40	200	209
	America Movil SAB de CV	4.375%	7/16/42	250	211
	America Movil SAB de CV	4.375%	4/22/49	200	163
	AppLovin Corp.	5.125%	12/1/29	200	203
	AppLovin Corp.	5.375%	12/1/31	200	204
	AppLovin Corp.	5.950%	12/1/54	150	146
	AT&T Inc.	3.800%	2/15/27	700	695
	AT&T Inc.	2.300%	6/1/27	450	434
	AT&T Inc.	1.650%	2/1/28	500	469
	AT&T Inc.	4.100%	2/15/28	402	400
	AT&T Inc.	4.350%	3/1/29	200	200
	AT&T Inc.	4.300%	2/15/30	460	459
	AT&T Inc.	4.700%	8/15/30	75	76
	AT&T Inc.	2.250%	2/1/32	618	532
	AT&T Inc.	2.550%	12/1/33	472	395
	AT&T Inc.	4.500%	5/15/35	600	572
	AT&T Inc.	5.375%	8/15/35	100	102
	AT&T Inc.	5.250%	3/1/37	550	549
	AT&T Inc.	4.900%	8/15/37	300	287
	AT&T Inc.	4.850%	3/1/39	480	454
	AT&T Inc.	3.500%	6/1/41	500	392
	AT&T Inc.	4.300%	12/15/42	271	228
	AT&T Inc.	4.750%	5/15/46	723	631
	AT&T Inc.	5.150%	11/15/46	636	586
	AT&T Inc.	4.500%	3/9/48	400	333
	AT&T Inc.	3.650%	6/1/51	717	508
	AT&T Inc.	3.500%	9/15/53	1,264	856
	AT&T Inc.	3.550%	9/15/55	1,725	1,164
	AT&T Inc.	6.050%	8/15/56	175	179
	AT&T Inc.	5.700%	3/1/57	50	48
	AT&T Inc.	3.800%	12/1/57	968	677
	AT&T Inc.	3.650%	9/15/59	1,104	740
	AT&T Inc.	3.850%	6/1/60	416	291
	Baidu Inc.	3.625%	7/6/27	200	197
	Baidu Inc.	3.425%	4/7/30	200	192
	Baidu Inc.	2.375%	8/23/31	200	178
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	850	849
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	100	80
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	194	182

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Booking Holdings Inc.	3.550%	3/15/28	100	98
	Booking Holdings Inc.	4.625%	4/13/30	500	506
	British Telecommunications plc	9.625%	12/15/30	516	635
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	500	510
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	226
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	500	461
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	284	297
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	230	205
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	850	716
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	275	259
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	200	214
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/34	250	267
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	380	399
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	200	188
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	426	309
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	450	321
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	500	495
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	912	791
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	300	273
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	861	690
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	245	163
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	850	582
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	58	49
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	350	224
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	140
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	169
	Comcast Corp.	2.350%	1/15/27	495	481
	Comcast Corp.	3.300%	2/1/27	400	394
	Comcast Corp.	3.300%	4/1/27	150	148
	Comcast Corp.	3.150%	2/15/28	325	317
	Comcast Corp.	4.150%	10/15/28	1,242	1,240
	Comcast Corp.	4.550%	1/15/29	200	202
	Comcast Corp.	5.100%	6/1/29	200	206
	Comcast Corp.	4.250%	10/15/30	350	348
	Comcast Corp.	1.950%	1/15/31	150	131
	Comcast Corp.	1.500%	2/15/31	101	86
	Comcast Corp.	4.950%	5/15/32	150	152
	Comcast Corp.	4.800%	5/15/33	400	399
	Comcast Corp.	4.200%	8/15/34	442	418
	Comcast Corp.	5.300%	5/15/35	250	255
	Comcast Corp.	5.650%	6/15/35	1,065	1,114
	Comcast Corp.	4.400%	8/15/35	413	391
	Comcast Corp.	3.200%	7/15/36	225	188
	Comcast Corp.	6.450%	3/15/37	175	192
	Comcast Corp.	4.600%	10/15/38	550	509
	Comcast Corp.	3.750%	4/1/40	300	249
	Comcast Corp.	4.650%	7/15/42	370	328
	Comcast Corp.	3.400%	7/15/46	600	426
	Comcast Corp.	3.969%	11/1/47	686	527
	Comcast Corp.	4.000%	3/1/48	200	154
	Comcast Corp.	4.700%	10/15/48	38	33
	Comcast Corp.	3.450%	2/1/50	400	275
	Comcast Corp.	2.800%	1/15/51	300	180
	Comcast Corp.	2.887%	11/1/51	757	460
	Comcast Corp.	5.350%	5/15/53	168	156
	Comcast Corp.	2.937%	11/1/56	1,053	618
	Comcast Corp.	4.950%	10/15/58	238	204
	Comcast Corp.	2.650%	8/15/62	150	78
	Comcast Corp.	2.987%	11/1/63	847	476
	Comcast Corp.	5.500%	5/15/64	100	93
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	915
	Discovery Communications LLC	3.950%	3/20/28	30	29
[4]	Discovery Communications LLC	5.000%	9/20/37	325	230
	Discovery Communications LLC	6.350%	6/1/40	100	66
	Expedia Group Inc.	4.625%	8/1/27	150	151
	Expedia Group Inc.	3.250%	2/15/30	548	517
	Expedia Group Inc.	2.950%	3/15/31	81	74
	Expedia Group Inc.	5.400%	2/15/35	81	82
	Fox Corp.	4.709%	1/25/29	625	630
	Fox Corp.	3.500%	4/8/30	150	143

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fox Corp.	6.500%	10/13/33	100	108
	Fox Corp.	5.476%	1/25/39	150	147
	Fox Corp.	5.576%	1/25/49	275	258
	Grupo Televisa SAB	6.625%	1/15/40	125	117
	Grupo Televisa SAB	5.000%	5/13/45	225	162
	Grupo Televisa SAB	5.250%	5/24/49	200	143
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	101
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	101
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	162
	Koninklijke KPN NV	8.375%	10/1/30	125	146
	Meta Platforms Inc.	3.500%	8/15/27	200	198
	Meta Platforms Inc.	4.600%	5/15/28	275	280
	Meta Platforms Inc.	4.300%	8/15/29	123	124
	Meta Platforms Inc.	4.550%	8/15/31	149	151
	Meta Platforms Inc.	3.850%	8/15/32	350	337
	Meta Platforms Inc.	4.750%	8/15/34	136	137
	Meta Platforms Inc.	4.450%	8/15/52	650	548
	Meta Platforms Inc.	5.600%	5/15/53	500	500
	Meta Platforms Inc.	5.400%	8/15/54	673	656
	Meta Platforms Inc.	4.650%	8/15/62	200	169
	Meta Platforms Inc.	5.750%	5/15/63	310	313
	Meta Platforms Inc.	5.550%	8/15/64	503	492
	NBCUniversal Media LLC	4.450%	1/15/43	225	194
	Netflix Inc.	4.875%	4/15/28	467	477
	Netflix Inc.	5.875%	11/15/28	911	960
	Netflix Inc.	6.375%	5/15/29	85	91
[6]	Netflix Inc.	5.375%	11/15/29	147	154
[6]	Netflix Inc.	4.875%	6/15/30	83	85
	Omnicom Group Inc.	2.450%	4/30/30	150	137
	Omnicom Group Inc.	4.200%	6/1/30	100	99
	Omnicom Group Inc.	2.600%	8/1/31	200	177
	Omnicom Group Inc.	5.300%	11/1/34	100	101
	Orange SA	9.000%	3/1/31	350	425
	Orange SA	5.500%	2/6/44	200	197
	Paramount Global	2.900%	1/15/27	148	144
	Paramount Global	3.375%	2/15/28	100	97
	Paramount Global	3.700%	6/1/28	100	97
	Paramount Global	7.875%	7/30/30	200	222
	Paramount Global	4.950%	1/15/31	310	301
	Paramount Global	4.200%	5/19/32	400	365
	Paramount Global	5.500%	5/15/33	69	67
	Paramount Global	6.875%	4/30/36	248	254
	Paramount Global	5.900%	10/15/40	104	95
	Paramount Global	4.850%	7/1/42	328	259
	Paramount Global	4.375%	3/15/43	480	353
	Paramount Global	5.850%	9/1/43	680	591
	Paramount Global	4.900%	8/15/44	100	77
	Paramount Global	4.600%	1/15/45	92	68
	Paramount Global	4.950%	5/19/50	178	136
	Rogers Communications Inc.	2.900%	11/15/26	100	98
	Rogers Communications Inc.	5.000%	2/15/29	315	320
	Rogers Communications Inc.	3.800%	3/15/32	400	372
	Rogers Communications Inc.	5.300%	2/15/34	200	200
	Rogers Communications Inc.	4.500%	3/15/42	500	426
	Rogers Communications Inc.	4.500%	3/15/43	265	223
	Rogers Communications Inc.	5.000%	3/15/44	190	169
	Rogers Communications Inc.	4.350%	5/1/49	100	80
	Rogers Communications Inc.	3.700%	11/15/49	150	110
	Rogers Communications Inc.	4.550%	3/15/52	350	285
	Sprint Capital Corp.	6.875%	11/15/28	100	107
	Sprint Capital Corp.	8.750%	3/15/32	800	971
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	198
	Telefonica Emisiones SA	4.103%	3/8/27	250	249
	Telefonica Emisiones SA	4.665%	3/6/38	200	180
	Telefonica Emisiones SA	5.213%	3/8/47	144	127
	Telefonica Emisiones SA	4.895%	3/6/48	925	778
	Telefonica Europe BV	8.250%	9/15/30	250	289
	TELUS Corp.	2.800%	2/16/27	100	97
	TELUS Corp.	3.400%	5/13/32	100	91
	TELUS Corp.	4.300%	6/15/49	200	156

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tencent Music Entertainment Group	2.000%	9/3/30	200	177
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	233
	Time Warner Cable LLC	6.550%	5/1/37	200	207
	Time Warner Cable LLC	6.750%	6/15/39	250	259
	Time Warner Cable LLC	5.875%	11/15/40	210	202
	Time Warner Cable LLC	4.500%	9/15/42	250	199
	T-Mobile USA Inc.	3.750%	4/15/27	800	792
	T-Mobile USA Inc.	5.375%	4/15/27	70	70
	T-Mobile USA Inc.	4.750%	2/1/28	200	200
	T-Mobile USA Inc.	2.050%	2/15/28	250	236
	T-Mobile USA Inc.	4.950%	3/15/28	70	71
	T-Mobile USA Inc.	4.800%	7/15/28	200	203
	T-Mobile USA Inc.	2.625%	2/15/29	140	131
	T-Mobile USA Inc.	2.400%	3/15/29	100	93
	T-Mobile USA Inc.	4.200%	10/1/29	76	75
	T-Mobile USA Inc.	3.875%	4/15/30	2,400	2,330
	T-Mobile USA Inc.	2.550%	2/15/31	845	757
	T-Mobile USA Inc.	2.875%	2/15/31	186	169
	T-Mobile USA Inc.	3.500%	4/15/31	395	371
	T-Mobile USA Inc.	2.250%	11/15/31	500	434
	T-Mobile USA Inc.	2.700%	3/15/32	200	176
	T-Mobile USA Inc.	5.125%	5/15/32	84	86
	T-Mobile USA Inc.	5.200%	1/15/33	300	305
	T-Mobile USA Inc.	5.050%	7/15/33	460	463
	T-Mobile USA Inc.	5.150%	4/15/34	170	172
	T-Mobile USA Inc.	4.375%	4/15/40	400	354
	T-Mobile USA Inc.	3.000%	2/15/41	155	113
	T-Mobile USA Inc.	4.500%	4/15/50	615	508
	T-Mobile USA Inc.	3.300%	2/15/51	1,000	663
	T-Mobile USA Inc.	3.400%	10/15/52	575	384
	T-Mobile USA Inc.	5.650%	1/15/53	158	153
	T-Mobile USA Inc.	5.750%	1/15/54	221	216
	T-Mobile USA Inc.	5.875%	11/15/55	111	111
	T-Mobile USA Inc.	3.600%	11/15/60	200	133
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	166
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	100
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	166
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	203
	Uber Technologies Inc.	4.300%	1/15/30	375	374
	Uber Technologies Inc.	5.350%	9/15/54	325	304
	Verisign Inc.	2.700%	6/15/31	200	179
	VeriSign Inc.	5.250%	6/1/32	65	66
	Verizon Communications Inc.	2.100%	3/22/28	600	568
	Verizon Communications Inc.	4.016%	12/3/29	727	717
	Verizon Communications Inc.	3.150%	3/22/30	310	294
	Verizon Communications Inc.	1.680%	10/30/30	527	456
	Verizon Communications Inc.	1.750%	1/20/31	500	432
	Verizon Communications Inc.	2.550%	3/21/31	800	718
	Verizon Communications Inc.	2.355%	3/15/32	802	691
	Verizon Communications Inc.	5.050%	5/9/33	177	179
	Verizon Communications Inc.	4.500%	8/10/33	467	454
	Verizon Communications Inc.	4.400%	11/1/34	261	248
	Verizon Communications Inc.	4.780%	2/15/35	600	585
	Verizon Communications Inc.	5.250%	4/2/35	252	254
	Verizon Communications Inc.	4.272%	1/15/36	256	237
[6]	Verizon Communications Inc.	5.401%	7/2/37	1,995	2,007
	Verizon Communications Inc.	4.812%	3/15/39	200	188
	Verizon Communications Inc.	2.650%	11/20/40	1,260	889
	Verizon Communications Inc.	3.400%	3/22/41	552	426
	Verizon Communications Inc.	2.850%	9/3/41	200	141
	Verizon Communications Inc.	4.750%	11/1/41	200	180
	Verizon Communications Inc.	6.550%	9/15/43	125	137
	Verizon Communications Inc.	4.125%	8/15/46	250	201
	Verizon Communications Inc.	4.862%	8/21/46	760	678
	Verizon Communications Inc.	4.522%	9/15/48	176	149
	Verizon Communications Inc.	4.000%	3/22/50	250	191
	Verizon Communications Inc.	2.875%	11/20/50	610	380
	Verizon Communications Inc.	3.550%	3/22/51	300	215
	Verizon Communications Inc.	2.987%	10/30/56	900	542
	Verizon Communications Inc.	3.000%	11/20/60	500	294

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.700%	3/22/61	500	345
	Vodafone Group plc	6.150%	2/27/37	71	76
	Vodafone Group plc	5.250%	5/30/48	283	259
	Vodafone Group plc	4.875%	6/19/49	650	559
	Vodafone Group plc	4.250%	9/17/50	450	350
	Vodafone Group plc	5.625%	2/10/53	310	292
	Vodafone Group plc	5.750%	2/10/63	125	117
	Vodafone Group plc	5.875%	6/28/64	200	192
	Walt Disney Co.	2.000%	9/1/29	461	423
	Walt Disney Co.	3.800%	3/22/30	140	138
	Walt Disney Co.	2.650%	1/13/31	700	645
	Walt Disney Co.	6.200%	12/15/34	200	223
	Walt Disney Co.	6.400%	12/15/35	674	758
	Walt Disney Co.	6.650%	11/15/37	200	229
	Walt Disney Co.	4.625%	3/23/40	75	71
	Walt Disney Co.	3.500%	5/13/40	250	205
	Walt Disney Co.	5.400%	10/1/43	100	99
	Walt Disney Co.	4.750%	9/15/44	175	158
	Walt Disney Co.	2.750%	9/1/49	225	142
	Walt Disney Co.	3.600%	1/13/51	400	295
	Walt Disney Co.	3.800%	5/13/60	300	219
[4]	Warnermedia Holdings Inc.	3.755%	3/15/27	25	24
	Warnermedia Holdings Inc.	4.054%	3/15/29	300	244
	Warnermedia Holdings Inc.	4.054%	3/15/29	30	28
[4]	Warnermedia Holdings Inc.	4.279%	3/15/32	30	25
	Warnermedia Holdings Inc.	5.050%	3/15/42	252	149
	Warnermedia Holdings Inc.	5.050%	3/15/42	10	7
[4]	Warnermedia Holdings Inc.	5.141%	3/15/52	25	15
	Weibo Corp.	3.375%	7/8/30	200	186
					90,468
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	393
[6]	Alibaba Group Holding Ltd.	4.875%	5/26/30	200	204
	Alibaba Group Holding Ltd.	2.125%	2/9/31	300	265
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	269
[6]	Alibaba Group Holding Ltd.	5.250%	5/26/35	200	202
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	176
	Alibaba Group Holding Ltd.	4.200%	12/6/47	225	180
	Alibaba Group Holding Ltd.	3.150%	2/9/51	200	130
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	80
	Alibaba Group Holding Ltd.	3.250%	2/9/61	300	186
	Amazon.com Inc.	3.300%	4/13/27	600	593
	Amazon.com Inc.	3.150%	8/22/27	1,117	1,099
	Amazon.com Inc.	4.550%	12/1/27	108	109
	Amazon.com Inc.	1.650%	5/12/28	500	470
	Amazon.com Inc.	3.450%	4/13/29	300	294
	Amazon.com Inc.	4.650%	12/1/29	396	405
	Amazon.com Inc.	1.500%	6/3/30	405	358
	Amazon.com Inc.	2.100%	5/12/31	750	666
	Amazon.com Inc.	3.600%	4/13/32	500	478
	Amazon.com Inc.	4.700%	12/1/32	500	509
	Amazon.com Inc.	4.800%	12/5/34	225	230
	Amazon.com Inc.	3.875%	8/22/37	600	542
	Amazon.com Inc.	2.875%	5/12/41	500	373
	Amazon.com Inc.	4.050%	8/22/47	600	496
	Amazon.com Inc.	2.500%	6/3/50	800	481
	Amazon.com Inc.	3.100%	5/12/51	700	472
	Amazon.com Inc.	2.700%	6/3/60	400	230
	Amazon.com Inc.	3.250%	5/12/61	450	293
	Amazon.com Inc.	4.100%	4/13/62	200	156
	American Honda Finance Corp.	5.250%	7/7/26	200	202
	American Honda Finance Corp.	4.400%	10/5/26	375	375
	American Honda Finance Corp.	2.350%	1/8/27	100	97
	American Honda Finance Corp.	4.900%	3/12/27	200	202
	American Honda Finance Corp.	4.900%	7/9/27	100	101
	American Honda Finance Corp.	4.450%	10/22/27	200	201
	American Honda Finance Corp.	4.550%	3/3/28	220	221
	American Honda Finance Corp.	2.000%	3/24/28	100	94
	American Honda Finance Corp.	5.125%	7/7/28	200	204

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	5.650%	11/15/28	200	208
	American Honda Finance Corp.	2.250%	1/12/29	100	93
	American Honda Finance Corp.	4.400%	9/5/29	175	174
	American Honda Finance Corp.	4.600%	4/17/30	200	200
	American Honda Finance Corp.	1.800%	1/13/31	300	258
	American Honda Finance Corp.	5.050%	7/10/31	50	51
	American Honda Finance Corp.	4.900%	1/10/34	200	198
[3]	American University	3.672%	4/1/49	110	83
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	50	49
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	200	200
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	100	96
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	50	38
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	50	43
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	250	150
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	200	143
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	50	45
	AutoNation Inc.	3.800%	11/15/27	75	74
	AutoNation Inc.	4.750%	6/1/30	150	149
	AutoNation Inc.	3.850%	3/1/32	250	230
	AutoZone Inc.	3.750%	6/1/27	100	99
	AutoZone Inc.	3.750%	4/18/29	100	98
	AutoZone Inc.	5.100%	7/15/29	200	205
	AutoZone Inc.	4.000%	4/15/30	421	412
	AutoZone Inc.	5.125%	6/15/30	140	144
	AutoZone Inc.	1.650%	1/15/31	200	171
	AutoZone Inc.	4.750%	8/1/32	200	199
	AutoZone Inc.	6.550%	11/1/33	150	166
	AutoZone Inc.	5.400%	7/15/34	100	102
	Best Buy Co. Inc.	4.450%	10/1/28	200	200
	BorgWarner Inc.	2.650%	7/1/27	200	193
	BorgWarner Inc.	4.950%	8/15/29	50	51
	BorgWarner Inc.	5.400%	8/15/34	50	51
	BorgWarner Inc.	4.375%	3/15/45	100	83
	Brunswick Corp.	5.850%	3/18/29	375	386
	California Endowment	2.498%	4/1/51	50	29
	California Institute of Technology	4.321%	8/1/45	70	60
	California Institute of Technology	4.700%	11/1/11	50	41
	California Institute of Technology	3.650%	9/1/19	100	63
	Choice Hotels International Inc.	5.850%	8/1/34	200	202
	Claremont Mckenna College	3.775%	1/1/22	150	95
	Cornell University	4.835%	6/15/34	125	125
	Darden Restaurants Inc.	3.850%	5/1/27	200	198
	Darden Restaurants Inc.	4.350%	10/15/27	11	11
	Darden Restaurants Inc.	4.550%	10/15/29	75	75
	Darden Restaurants Inc.	6.300%	10/10/33	18	19
	Darden Restaurants Inc.	4.550%	2/15/48	50	41
	Dick's Sporting Goods Inc.	3.150%	1/15/32	5	4
	Dick's Sporting Goods Inc.	4.100%	1/15/52	200	143
	DR Horton Inc.	4.850%	10/15/30	150	151
	DR Horton Inc.	5.500%	10/15/35	113	115
[3]	Duke University	2.682%	10/1/44	100	71
[3]	Duke University	2.757%	10/1/50	50	32
[3]	Duke University	2.832%	10/1/55	125	76
	eBay Inc.	3.600%	6/5/27	300	297
	eBay Inc.	2.600%	5/10/31	200	179
	eBay Inc.	4.000%	7/15/42	200	162
	eBay Inc.	3.650%	5/10/51	200	145
	Emory University	2.143%	9/1/30	150	135
	Emory University	2.969%	9/1/50	50	33
	Ferguson Enterprises Inc.	5.000%	10/3/34	130	129
	Ford Foundation	2.415%	6/1/50	60	35
	Ford Foundation	2.815%	6/1/70	150	84
	Ford Motor Co.	4.346%	12/8/26	343	341
	Ford Motor Co.	9.625%	4/22/30	50	58
	Ford Motor Co.	3.250%	2/12/32	267	225
	Ford Motor Co.	6.100%	8/19/32	15	15
	Ford Motor Co.	4.750%	1/15/43	250	192
	Ford Motor Co.	7.400%	11/1/46	195	200
	Ford Motor Credit Co. LLC	4.542%	8/1/26	200	199
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	197

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ford Motor Credit Co. LLC	5.850%	5/17/27	200	202
Ford Motor Credit Co. LLC	4.950%	5/28/27	208	207
Ford Motor Credit Co. LLC	4.125%	8/17/27	718	702
Ford Motor Credit Co. LLC	3.815%	11/2/27	200	193
Ford Motor Credit Co. LLC	7.350%	11/4/27	122	127
Ford Motor Credit Co. LLC	2.900%	2/16/28	200	188
Ford Motor Credit Co. LLC	6.800%	5/12/28	208	215
Ford Motor Credit Co. LLC	6.798%	11/7/28	200	207
Ford Motor Credit Co. LLC	2.900%	2/10/29	200	182
Ford Motor Credit Co. LLC	5.113%	5/3/29	258	252
Ford Motor Credit Co. LLC	5.303%	9/6/29	500	491
Ford Motor Credit Co. LLC	5.875%	11/7/29	500	502
Ford Motor Credit Co. LLC	7.200%	6/10/30	400	421
Ford Motor Credit Co. LLC	4.000%	11/13/30	260	237
Ford Motor Credit Co. LLC	3.625%	6/17/31	250	220
Ford Motor Credit Co. LLC	6.054%	11/5/31	650	647
Ford Motor Credit Co. LLC	7.122%	11/7/33	400	415
Ford Motor Credit Co. LLC	6.125%	3/8/34	350	341
Fortune Brands Innovations Inc.	3.250%	9/15/29	50	47
Fortune Brands Innovations Inc.	4.000%	3/25/32	80	75
Fortune Brands Innovations Inc.	5.875%	6/1/33	100	105
Fortune Brands Innovations Inc.	4.500%	3/25/52	80	64
General Motors Co.	6.800%	10/1/27	100	104
General Motors Co.	5.350%	4/15/28	125	127
General Motors Co.	5.625%	4/15/30	300	307
General Motors Co.	5.600%	10/15/32	50	51
General Motors Co.	5.000%	4/1/35	165	156
General Motors Co.	6.250%	4/15/35	75	77
General Motors Co.	6.600%	4/1/36	250	264
General Motors Co.	5.150%	4/1/38	225	209
General Motors Co.	6.250%	10/2/43	210	206
General Motors Co.	5.200%	4/1/45	230	197
General Motors Co.	5.400%	4/1/48	100	87
General Motors Co.	5.950%	4/1/49	119	111
General Motors Financial Co. Inc.	4.350%	1/17/27	325	323
General Motors Financial Co. Inc.	5.000%	4/9/27	473	476
General Motors Financial Co. Inc.	5.400%	5/8/27	200	203
General Motors Financial Co. Inc.	5.000%	7/15/27	150	151
General Motors Financial Co. Inc.	2.700%	8/20/27	500	480
General Motors Financial Co. Inc.	5.050%	4/4/28	72	73
General Motors Financial Co. Inc.	2.400%	4/10/28	200	188
General Motors Financial Co. Inc.	5.800%	6/23/28	250	258
General Motors Financial Co. Inc.	2.400%	10/15/28	200	186
General Motors Financial Co. Inc.	5.800%	1/7/29	400	412
General Motors Financial Co. Inc.	4.300%	4/6/29	500	489
General Motors Financial Co. Inc.	5.550%	7/15/29	400	409
General Motors Financial Co. Inc.	4.900%	10/6/29	300	300
General Motors Financial Co. Inc.	5.350%	1/7/30	500	506
General Motors Financial Co. Inc.	3.600%	6/21/30	300	281
General Motors Financial Co. Inc.	5.450%	7/15/30	125	127
General Motors Financial Co. Inc.	2.350%	1/8/31	216	187
General Motors Financial Co. Inc.	5.750%	2/8/31	100	103
General Motors Financial Co. Inc.	2.700%	6/10/31	200	175
General Motors Financial Co. Inc.	5.600%	6/18/31	125	127
General Motors Financial Co. Inc.	5.625%	4/4/32	65	66
General Motors Financial Co. Inc.	6.100%	1/7/34	250	257
General Motors Financial Co. Inc.	5.950%	4/4/34	316	321
General Motors Financial Co. Inc.	5.450%	9/6/34	184	180
General Motors Financial Co. Inc.	5.900%	1/7/35	339	340
General Motors Financial Co. Inc.	6.150%	7/15/35	350	357
Genuine Parts Co.	6.500%	11/1/28	200	212
Genuine Parts Co.	4.950%	8/15/29	217	220
Genuine Parts Co.	6.875%	11/1/33	75	83
George Washington University	4.126%	9/15/48	150	120
Georgetown University	4.315%	4/1/49	68	56
Georgetown University	2.943%	4/1/50	100	64
Georgetown University	5.215%	10/1/18	59	52
Harley-Davidson Inc.	4.625%	7/28/45	125	101
Hasbro Inc.	3.900%	11/19/29	350	337
Hasbro Inc.	6.350%	3/15/40	125	128

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hasbro Inc.	5.100%	5/15/44	50	43
	Home Depot Inc.	2.500%	4/15/27	395	384
	Home Depot Inc.	2.800%	9/14/27	200	195
	Home Depot Inc.	2.950%	6/15/29	600	574
	Home Depot Inc.	4.750%	6/25/29	200	204
	Home Depot Inc.	2.700%	4/15/30	295	276
	Home Depot Inc.	1.375%	3/15/31	500	424
	Home Depot Inc.	4.850%	6/25/31	175	180
	Home Depot Inc.	1.875%	9/15/31	200	172
	Home Depot Inc.	3.250%	4/15/32	200	185
	Home Depot Inc.	4.500%	9/15/32	200	201
	Home Depot Inc.	4.950%	6/25/34	100	101
	Home Depot Inc.	5.875%	12/16/36	1,154	1,237
	Home Depot Inc.	3.300%	4/15/40	295	235
	Home Depot Inc.	5.950%	4/1/41	175	185
	Home Depot Inc.	4.200%	4/1/43	200	171
	Home Depot Inc.	4.875%	2/15/44	300	277
	Home Depot Inc.	4.400%	3/15/45	100	86
	Home Depot Inc.	4.250%	4/1/46	330	276
	Home Depot Inc.	3.900%	6/15/47	250	197
	Home Depot Inc.	4.500%	12/6/48	225	193
	Home Depot Inc.	3.350%	4/15/50	13	9
	Home Depot Inc.	2.375%	3/15/51	200	113
	Home Depot Inc.	3.625%	4/15/52	1,202	874
	Home Depot Inc.	4.950%	9/15/52	150	136
	Home Depot Inc.	5.300%	6/25/54	50	48
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	194
[4]	Honda Motor Co. Ltd.	4.436%	7/8/28	400	400
[4]	Honda Motor Co. Ltd.	4.688%	7/8/30	300	300
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	179
[4]	Honda Motor Co. Ltd.	5.337%	7/8/35	200	201
	Howard University	5.209%	10/1/52	50	44
	Hyatt Hotels Corp.	4.375%	9/15/28	75	75
	Hyatt Hotels Corp.	5.750%	4/23/30	300	310
	Hyatt Hotels Corp.	5.375%	12/15/31	200	203
	Hyatt Hotels Corp.	5.500%	6/30/34	50	50
	JD.com Inc.	3.375%	1/14/30	200	191
	Johns Hopkins University	4.705%	7/1/32	75	76
[3]	Johns Hopkins University	4.083%	7/1/53	75	60
	Las Vegas Sands Corp.	5.900%	6/1/27	100	102
	Las Vegas Sands Corp.	5.625%	6/15/28	50	51
	Las Vegas Sands Corp.	6.000%	8/15/29	50	51
	Las Vegas Sands Corp.	6.000%	6/14/30	75	77
	Las Vegas Sands Corp.	6.200%	8/15/34	150	153
	Lear Corp.	3.800%	9/15/27	41	40
	Lear Corp.	4.250%	5/15/29	150	147
	Lear Corp.	3.500%	5/30/30	100	94
	Lear Corp.	5.250%	5/15/49	125	107
	Leggett & Platt Inc.	3.500%	11/15/27	125	121
	Leggett & Platt Inc.	4.400%	3/15/29	75	73
	Leggett & Platt Inc.	3.500%	11/15/51	100	64
	Leland Stanford Junior University	4.679%	3/1/35	125	125
	Leland Stanford Junior University	3.647%	5/1/48	200	154
	Lennar Corp.	5.200%	7/30/30	125	127
	LKQ Corp.	5.750%	6/15/28	500	515
	Lowe's Cos. Inc.	3.100%	5/3/27	350	343
	Lowe's Cos. Inc.	1.300%	4/15/28	260	241
	Lowe's Cos. Inc.	1.700%	9/15/28	200	185
	Lowe's Cos. Inc.	6.500%	3/15/29	67	72
	Lowe's Cos. Inc.	3.650%	4/5/29	232	227
	Lowe's Cos. Inc.	4.500%	4/15/30	250	252
	Lowe's Cos. Inc.	1.700%	10/15/30	300	261
	Lowe's Cos. Inc.	2.625%	4/1/31	500	451
	Lowe's Cos. Inc.	3.750%	4/1/32	500	471
	Lowe's Cos. Inc.	5.000%	4/15/33	250	252
	Lowe's Cos. Inc.	5.150%	7/1/33	250	255
	Lowe's Cos. Inc.	2.800%	9/15/41	200	140
	Lowe's Cos. Inc.	4.250%	9/15/44	28	22
	Lowe's Cos. Inc.	3.700%	4/15/46	250	186
	Lowe's Cos. Inc.	4.050%	5/3/47	300	233

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.000%	10/15/50	332	208
	Lowe's Cos. Inc.	3.500%	4/1/51	300	206
	Lowe's Cos. Inc.	4.250%	4/1/52	300	235
	Lowe's Cos. Inc.	5.625%	4/15/53	100	96
	Lowe's Cos. Inc.	5.750%	7/1/53	200	196
	Lowe's Cos. Inc.	5.800%	9/15/62	100	97
	Magna International Inc.	5.050%	3/14/29	150	153
	Magna International Inc.	2.450%	6/15/30	100	91
	Magna International Inc.	5.875%	6/1/35	75	77
	Marriott International Inc.	4.000%	4/15/28	50	50
	Marriott International Inc.	4.800%	3/15/30	200	202
	Marriott International Inc.	4.625%	6/15/30	700	702
	Marriott International Inc.	2.850%	4/15/31	300	272
	Marriott International Inc.	5.300%	5/15/34	200	202
	Marriott International Inc.	5.350%	3/15/35	200	202
	Marriott International Inc.	5.500%	4/15/37	248	248
	Masco Corp.	3.500%	11/15/27	100	98
	Masco Corp.	1.500%	2/15/28	200	186
	Masco Corp.	2.000%	2/15/31	100	86
	Masco Corp.	4.500%	5/15/47	100	81
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	125	114
	Massachusetts Institute of Technology	2.989%	7/1/50	85	57
	Massachusetts Institute of Technology	3.067%	4/1/52	100	67
	Massachusetts Institute of Technology	5.618%	6/1/55	150	154
	Massachusetts Institute of Technology	5.600%	7/1/11	130	130
	Massachusetts Institute of Technology	4.678%	7/1/14	125	104
	Massachusetts Institute of Technology	3.885%	7/1/16	100	69
	McDonald's Corp.	3.500%	3/1/27	200	198
	McDonald's Corp.	3.500%	7/1/27	315	311
	McDonald's Corp.	3.800%	4/1/28	350	347
	McDonald's Corp.	4.800%	8/14/28	200	204
	McDonald's Corp.	2.625%	9/1/29	217	204
	McDonald's Corp.	2.125%	3/1/30	200	182
	McDonald's Corp.	4.600%	5/15/30	72	73
	McDonald's Corp.	3.600%	7/1/30	200	193
	McDonald's Corp.	4.950%	3/3/35	498	498
	McDonald's Corp.	4.700%	12/9/35	200	195
	McDonald's Corp.	6.300%	10/15/37	150	164
	McDonald's Corp.	6.300%	3/1/38	100	109
	McDonald's Corp.	5.700%	2/1/39	100	104
	McDonald's Corp.	3.700%	2/15/42	25	20
	McDonald's Corp.	3.625%	5/1/43	100	77
	McDonald's Corp.	4.600%	5/26/45	210	182
	McDonald's Corp.	4.875%	12/9/45	300	270
	McDonald's Corp.	4.450%	3/1/47	250	211
	McDonald's Corp.	4.450%	9/1/48	150	125
	McDonald's Corp.	4.200%	4/1/50	200	159
	MDC Holdings Inc.	2.500%	1/15/31	100	88
	MDC Holdings Inc.	6.000%	1/15/43	100	90
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	297
	Mohawk Industries Inc.	3.625%	5/15/30	125	120
	NIKE Inc.	2.375%	11/1/26	200	196
	NIKE Inc.	2.750%	3/27/27	200	196
	NIKE Inc.	2.850%	3/27/30	200	188
	NIKE Inc.	3.625%	5/1/43	125	99
	NIKE Inc.	3.375%	3/27/50	504	357
[3]	Northwestern University	4.643%	12/1/44	75	70
[3]	Northwestern University	2.640%	12/1/50	50	31
[3]	Northwestern University	3.662%	12/1/57	75	54
	NVR Inc.	3.000%	5/15/30	200	186
	O'Reilly Automotive Inc.	5.750%	11/20/26	200	204
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	321
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	430
	President & Fellows of Harvard College	4.609%	2/15/35	175	173
	President & Fellows of Harvard College	4.875%	10/15/40	225	217
	President & Fellows of Harvard College	3.150%	7/15/46	100	72
	President & Fellows of Harvard College	3.745%	11/15/52	100	77
	PulteGroup Inc.	6.375%	5/15/33	300	322
	PVH Corp.	5.500%	6/13/30	350	352
	Ralph Lauren Corp.	2.950%	6/15/30	200	187

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ralph Lauren Corp.	5.000%	6/15/32	400	406
Rockefeller Foundation	2.492%	10/1/50	250	149
Ross Stores Inc.	1.875%	4/15/31	200	171
Sands China Ltd.	2.300%	3/8/27	200	192
Sands China Ltd.	5.400%	8/8/28	400	403
Sands China Ltd.	4.375%	6/18/30	200	191
Starbucks Corp.	4.850%	2/8/27	175	177
Starbucks Corp.	3.500%	3/1/28	100	98
Starbucks Corp.	4.500%	5/15/28	125	126
Starbucks Corp.	4.000%	11/15/28	200	199
Starbucks Corp.	3.550%	8/15/29	250	243
Starbucks Corp.	2.250%	3/12/30	450	408
Starbucks Corp.	4.800%	5/15/30	125	127
Starbucks Corp.	2.550%	11/15/30	743	674
Starbucks Corp.	4.900%	2/15/31	75	77
Starbucks Corp.	5.000%	2/15/34	75	75
Starbucks Corp.	5.400%	5/15/35	125	127
Starbucks Corp.	4.300%	6/15/45	50	41
Starbucks Corp.	3.750%	12/1/47	125	92
Starbucks Corp.	4.500%	11/15/48	200	166
Starbucks Corp.	3.350%	3/12/50	100	67
Starbucks Corp.	3.500%	11/15/50	450	313
Tapestry Inc.	4.125%	7/15/27	23	23
Tapestry Inc.	5.100%	3/11/30	144	146
Tapestry Inc.	3.050%	3/15/32	200	178
Tapestry Inc.	5.500%	3/11/35	116	116
TJX Cos. Inc.	2.250%	9/15/26	350	343
TJX Cos. Inc.	3.875%	4/15/30	184	181
Toll Brothers Finance Corp.	4.350%	2/15/28	250	249
Toll Brothers Finance Corp.	5.600%	6/15/35	100	101
Toyota Motor Corp.	4.186%	6/30/27	125	125
Toyota Motor Corp.	5.118%	7/13/28	164	169
Toyota Motor Corp.	4.450%	6/30/30	150	151
Toyota Motor Corp.	5.053%	6/30/35	150	151
Toyota Motor Credit Corp.	4.550%	8/7/26	100	100
Toyota Motor Credit Corp.	5.400%	11/20/26	200	203
Toyota Motor Credit Corp.	4.600%	1/8/27	350	353
Toyota Motor Credit Corp.	3.200%	1/11/27	200	197
Toyota Motor Credit Corp.	1.900%	1/13/27	80	77
Toyota Motor Credit Corp.	5.000%	3/19/27	200	203
Toyota Motor Credit Corp.	4.500%	5/14/27	225	227
Toyota Motor Credit Corp.	1.150%	8/13/27	500	470
Toyota Motor Credit Corp.	4.550%	9/20/27	250	253
Toyota Motor Credit Corp.	4.350%	10/8/27	150	151
Toyota Motor Credit Corp.	3.050%	1/11/28	100	97
Toyota Motor Credit Corp.	1.900%	4/6/28	200	188
Toyota Motor Credit Corp.	5.250%	9/11/28	200	206
Toyota Motor Credit Corp.	4.650%	1/5/29	200	202
Toyota Motor Credit Corp.	3.650%	1/8/29	530	520
Toyota Motor Credit Corp.	5.050%	5/16/29	100	103
Toyota Motor Credit Corp.	4.550%	8/9/29	100	101
Toyota Motor Credit Corp.	4.950%	1/9/30	350	358
Toyota Motor Credit Corp.	2.150%	2/13/30	150	136
Toyota Motor Credit Corp.	3.375%	4/1/30	200	191
Toyota Motor Credit Corp.	4.800%	5/15/30	225	228
Toyota Motor Credit Corp.	4.550%	5/17/30	101	102
Toyota Motor Credit Corp.	5.550%	11/20/30	200	211
Toyota Motor Credit Corp.	5.100%	3/21/31	200	205
Toyota Motor Credit Corp.	1.900%	9/12/31	200	172
Toyota Motor Credit Corp.	4.600%	10/10/31	250	250
Toyota Motor Credit Corp.	4.800%	1/5/34	200	200
Toyota Motor Credit Corp.	5.350%	1/9/35	250	256
Tractor Supply Co.	1.750%	11/1/30	200	173
Trustees of Boston College	3.129%	7/1/52	100	68
Trustees of Columbia University in the City of New York	4.355%	10/1/35	100	96
Trustees of Princeton University	5.700%	3/1/39	150	160
Trustees of Princeton University	2.516%	7/1/50	150	92
Trustees of Princeton University	4.201%	3/1/52	100	84
Trustees of the University of Pennsylvania	2.396%	10/1/50	200	116
Trustees of the University of Pennsylvania	4.674%	9/1/12	50	41

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	University of Chicago	2.547%	4/1/50	100	64
[3]	University of Chicago	4.003%	10/1/53	100	79
	University of Miami	4.063%	4/1/52	100	78
[3]	University of Notre Dame du Lac	3.438%	2/15/45	100	77
	University of Notre Dame du Lac	3.394%	2/15/48	125	92
[3]	University of Southern California	3.028%	10/1/39	100	80
[3]	University of Southern California	3.841%	10/1/47	100	79
	University of Southern California	2.945%	10/1/51	200	129
	University of Southern California	5.250%	10/1/11	100	93
	Washington University	3.524%	4/15/54	100	72
	Washington University	4.349%	4/15/22	50	38
[3]	William Marsh Rice University	3.574%	5/15/45	150	118
	Yale University	1.482%	4/15/30	100	89
	Yale University	2.402%	4/15/50	100	59
					79,318
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	109
	Altria Group Inc.	4.875%	2/4/28	150	152
	Altria Group Inc.	5.625%	2/6/35	125	128
	Altria Group Inc.	3.400%	2/4/41	500	371
	Altria Group Inc.	4.250%	8/9/42	275	224
	Altria Group Inc.	4.500%	5/2/43	125	104
	Altria Group Inc.	5.375%	1/31/44	350	330
	Altria Group Inc.	3.875%	9/16/46	425	314
	Altria Group Inc.	5.950%	2/14/49	155	154
	Altria Group Inc.	3.700%	2/4/51	750	519
	Altria Group Inc.	6.200%	2/14/59	70	70
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	945	922
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,897	1,738
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	97
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	433
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	565	575
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	965
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	175	179
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	191
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	375	381
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	307
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,051	892
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	596
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	405	415
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	196
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	87
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	99
	Archer-Daniels-Midland Co.	3.750%	9/15/47	50	38
	Archer-Daniels-Midland Co.	2.700%	9/15/51	200	122
	BAT Capital Corp.	4.700%	4/2/27	330	332
	BAT Capital Corp.	3.557%	8/15/27	231	227
	BAT Capital Corp.	2.259%	3/25/28	500	473
	BAT Capital Corp.	3.462%	9/6/29	100	96
	BAT Capital Corp.	4.906%	4/2/30	175	177
	BAT Capital Corp.	6.343%	8/2/30	200	215
	BAT Capital Corp.	5.834%	2/20/31	200	210
	BAT Capital Corp.	2.726%	3/25/31	500	451
	BAT Capital Corp.	5.350%	8/15/32	273	279
	BAT Capital Corp.	7.750%	10/19/32	100	115
	BAT Capital Corp.	6.421%	8/2/33	200	218
	BAT Capital Corp.	6.000%	2/20/34	200	211
	BAT Capital Corp.	5.625%	8/15/35	294	299
	BAT Capital Corp.	4.390%	8/15/37	525	470
	BAT Capital Corp.	4.540%	8/15/47	383	309
	BAT Capital Corp.	4.758%	9/6/49	250	206
	BAT Capital Corp.	5.650%	3/16/52	200	186
	BAT Capital Corp.	7.081%	8/2/53	175	195
	BAT International Finance plc	4.448%	3/16/28	500	501
	BAT International Finance plc	5.931%	2/2/29	400	420
	Brown-Forman Corp.	4.750%	4/15/33	200	200
	Brown-Forman Corp.	4.500%	7/15/45	100	86
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	198
	Bunge Ltd. Finance Corp.	4.100%	1/7/28	70	70

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	317
Bunge Ltd. Finance Corp.	4.650%	9/17/34	150	145
Campbell's Co.	4.150%	3/15/28	175	174
Campbell's Co.	5.200%	3/21/29	100	102
Campbell's Co.	5.400%	3/21/34	175	178
Campbell's Co.	4.750%	3/23/35	150	144
Campbell's Co.	4.800%	3/15/48	135	117
Campbell's Co.	3.125%	4/24/50	100	65
Campbell's Co.	5.250%	10/13/54	75	68
Church & Dwight Co. Inc.	3.150%	8/1/27	100	98
Church & Dwight Co. Inc.	3.950%	8/1/47	75	59
Clorox Co.	3.100%	10/1/27	50	49
Clorox Co.	3.900%	5/15/28	50	50
Clorox Co.	4.400%	5/1/29	150	151
Clorox Co.	1.800%	5/15/30	50	44
Coca-Cola Co.	3.375%	3/25/27	200	198
Coca-Cola Co.	2.900%	5/25/27	559	549
Coca-Cola Co.	1.000%	3/15/28	500	464
Coca-Cola Co.	2.125%	9/6/29	125	116
Coca-Cola Co.	3.450%	3/25/30	250	243
Coca-Cola Co.	1.375%	3/15/31	100	86
Coca-Cola Co.	5.000%	5/13/34	100	103
Coca-Cola Co.	4.650%	8/14/34	130	131
Coca-Cola Co.	4.125%	3/25/40	100	90
Coca-Cola Co.	2.500%	6/1/40	200	146
Coca-Cola Co.	2.875%	5/5/41	500	375
Coca-Cola Co.	4.200%	3/25/50	175	146
Coca-Cola Co.	2.600%	6/1/50	550	339
Coca-Cola Co.	5.200%	1/14/55	300	287
Coca-Cola Co.	2.750%	6/1/60	300	179
Coca-Cola Co.	5.400%	5/13/64	250	244
Coca-Cola Consolidated Inc.	5.250%	6/1/29	100	103
Coca-Cola Consolidated Inc.	5.450%	6/1/34	54	56
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	187
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	141
Colgate-Palmolive Co.	3.100%	8/15/27	250	246
Colgate-Palmolive Co.	4.200%	5/1/30	100	100
Colgate-Palmolive Co.	4.000%	8/15/45	150	126
Conagra Brands Inc.	7.000%	10/1/28	275	294
Conagra Brands Inc.	8.250%	9/15/30	50	58
Conagra Brands Inc.	5.300%	11/1/38	200	191
Conagra Brands Inc.	5.400%	11/1/48	150	135
Constellation Brands Inc.	3.700%	12/6/26	425	422
Constellation Brands Inc.	3.500%	5/9/27	150	148
Constellation Brands Inc.	3.600%	2/15/28	175	172
Constellation Brands Inc.	4.650%	11/15/28	75	76
Constellation Brands Inc.	3.150%	8/1/29	225	214
Constellation Brands Inc.	2.875%	5/1/30	356	329
Constellation Brands Inc.	4.800%	5/1/30	50	50
Constellation Brands Inc.	2.250%	8/1/31	275	239
Constellation Brands Inc.	5.250%	11/15/48	100	92
Constellation Brands Inc.	3.750%	5/1/50	125	91
Costco Wholesale Corp.	1.600%	4/20/30	1,200	1,071
Costco Wholesale Corp.	1.750%	4/20/32	200	171
Delhaize America LLC	9.000%	4/15/31	100	120
Diageo Capital plc	5.300%	10/24/27	250	256
Diageo Capital plc	2.000%	4/29/30	200	180
Diageo Capital plc	2.125%	4/29/32	200	170
Diageo Capital plc	5.875%	9/30/36	50	54
Diageo Capital plc	3.875%	4/29/43	250	201
Diageo Finance plc	5.625%	10/5/33	200	210
Diageo Investment Corp.	5.625%	4/15/35	200	209
Dollar General Corp.	3.875%	4/15/27	150	149
Dollar General Corp.	4.625%	11/1/27	200	201
Dollar General Corp.	4.125%	5/1/28	150	149
Dollar General Corp.	5.200%	7/5/28	200	204
Dollar General Corp.	3.500%	4/3/30	100	95
Dollar General Corp.	4.125%	4/3/50	250	188
Dollar Tree Inc.	4.200%	5/15/28	549	544
Dollar Tree Inc.	2.650%	12/1/31	160	141

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Estee Lauder Cos. Inc.	3.150%	3/15/27	367	361
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	115
	Estee Lauder Cos. Inc.	4.650%	5/15/33	200	197
	Estee Lauder Cos. Inc.	5.000%	2/14/34	125	125
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	81
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	82
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	78
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	80
	Flowers Foods Inc.	3.500%	10/1/26	75	74
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	85
	General Mills Inc.	4.200%	4/17/28	375	374
	General Mills Inc.	4.875%	1/30/30	200	203
	General Mills Inc.	2.875%	4/15/30	150	139
	General Mills Inc.	2.250%	10/14/31	250	218
	General Mills Inc.	4.950%	3/29/33	200	200
	General Mills Inc.	5.250%	1/30/35	150	151
	General Mills Inc.	5.400%	6/15/40	100	98
	General Mills Inc.	3.000%	2/1/51	50	32
	Haleon US Capital LLC	3.375%	3/24/27	250	246
	Haleon US Capital LLC	3.375%	3/24/29	250	242
	Haleon US Capital LLC	3.625%	3/24/32	700	655
	Hershey Co.	2.300%	8/15/26	100	98
	Hershey Co.	4.550%	2/24/28	133	135
	Hershey Co.	2.450%	11/15/29	130	121
	Hershey Co.	3.125%	11/15/49	150	101
	Hormel Foods Corp.	4.800%	3/30/27	150	152
	Hormel Foods Corp.	1.800%	6/11/30	200	178
	Hormel Foods Corp.	3.050%	6/3/51	200	131
	Ingredion Inc.	3.200%	10/1/26	100	98
	Ingredion Inc.	2.900%	6/1/30	175	162
	J M Smucker Co.	3.375%	12/15/27	150	147
	J M Smucker Co.	5.900%	11/15/28	75	79
	J M Smucker Co.	2.375%	3/15/30	100	91
	J M Smucker Co.	2.125%	3/15/32	31	26
	J M Smucker Co.	6.200%	11/15/33	200	215
	J M Smucker Co.	4.250%	3/15/35	100	93
	J M Smucker Co.	4.375%	3/15/45	125	102
	J M Smucker Co.	6.500%	11/15/53	200	214
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	2.500%	1/15/27	200	194
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	160	164
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	634	652
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	259	283
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/52	400	310
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/52	300	311
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	122	138
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/35	175	181
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/55	150	153
[4,6]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/36	175	175
[4,6]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.250%	3/1/56	200	201
[4,6]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/66	125	126
	Kellanova	3.400%	11/15/27	125	123
	Kellanova	4.300%	5/15/28	100	101
	Kellanova	7.450%	4/1/31	125	143
	Kellanova	5.750%	5/16/54	100	98
	Kenvue Inc.	5.050%	3/22/28	200	205
	Kenvue Inc.	4.850%	5/22/32	200	202
	Kenvue Inc.	4.900%	3/22/33	200	203
	Kenvue Inc.	5.100%	3/22/43	200	193
	Kenvue Inc.	5.050%	3/22/53	425	395
	Kenvue Inc.	5.200%	3/22/63	150	139
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	73
	Keurig Dr Pepper Inc.	5.100%	3/15/27	200	202
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	98
	Keurig Dr Pepper Inc.	5.050%	3/15/29	200	204
	Keurig Dr Pepper Inc.	3.950%	4/15/29	175	172
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	141
	Keurig Dr Pepper Inc.	2.250%	3/15/31	200	177
	Keurig Dr Pepper Inc.	5.200%	3/15/31	100	103
	Keurig Dr Pepper Inc.	4.050%	4/15/32	150	144
	Keurig Dr Pepper Inc.	5.300%	3/15/34	200	205

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	5.150%	5/15/35	50	50
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	168
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	111
Keurig Dr Pepper Inc.	4.500%	4/15/52	200	165
Kimberly-Clark Corp.	1.050%	9/15/27	500	470
Kimberly-Clark Corp.	3.950%	11/1/28	50	50
Kimberly-Clark Corp.	3.200%	4/25/29	150	145
Kimberly-Clark Corp.	3.100%	3/26/30	155	148
Kimberly-Clark Corp.	2.000%	11/2/31	250	221
Kimberly-Clark Corp.	6.625%	8/1/37	250	289
Kimberly-Clark Corp.	5.300%	3/1/41	25	25
Kimberly-Clark Corp.	3.200%	7/30/46	175	123
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	38
Kraft Heinz Foods Co.	3.875%	5/15/27	250	248
Kraft Heinz Foods Co.	3.750%	4/1/30	200	194
Kraft Heinz Foods Co.	4.250%	3/1/31	200	197
Kraft Heinz Foods Co.	6.875%	1/26/39	100	111
Kraft Heinz Foods Co.	5.000%	6/4/42	250	225
Kraft Heinz Foods Co.	5.200%	7/15/45	550	498
Kraft Heinz Foods Co.	4.375%	6/1/46	700	566
Kraft Heinz Foods Co.	4.875%	10/1/49	250	215
Kroger Co.	2.650%	10/15/26	140	137
Kroger Co.	3.700%	8/1/27	100	99
Kroger Co.	7.700%	6/1/29	50	56
Kroger Co.	8.000%	9/15/29	125	141
Kroger Co.	2.200%	5/1/30	100	90
Kroger Co.	7.500%	4/1/31	100	115
Kroger Co.	5.000%	9/15/34	375	373
Kroger Co.	5.400%	7/15/40	50	49
Kroger Co.	5.000%	4/15/42	125	114
Kroger Co.	5.150%	8/1/43	100	93
Kroger Co.	4.650%	1/15/48	225	191
Kroger Co.	5.400%	1/15/49	150	141
Kroger Co.	3.950%	1/15/50	150	113
Kroger Co.	5.500%	9/15/54	381	361
Kroger Co.	5.650%	9/15/64	260	246
McCormick & Co. Inc.	3.400%	8/15/27	150	147
McCormick & Co. Inc.	2.500%	4/15/30	250	229
McCormick & Co. Inc.	4.700%	10/15/34	100	97
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	104
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	131
Molson Coors Beverage Co.	3.000%	7/15/26	375	369
Molson Coors Beverage Co.	5.000%	5/1/42	200	182
Molson Coors Beverage Co.	4.200%	7/15/46	375	299
Mondelez International Inc.	2.625%	3/17/27	200	195
Mondelez International Inc.	4.750%	2/20/29	100	102
Mondelez International Inc.	2.750%	4/13/30	115	107
Mondelez International Inc.	1.875%	10/15/32	300	251
Mondelez International Inc.	5.125%	5/6/35	325	326
Mondelez International Inc.	2.625%	9/4/50	250	148
PepsiCo Inc.	2.375%	10/6/26	225	221
PepsiCo Inc.	4.400%	2/7/27	150	151
PepsiCo Inc.	2.625%	3/19/27	100	98
PepsiCo Inc.	3.000%	10/15/27	325	318
PepsiCo Inc.	4.450%	2/7/28	175	177
PepsiCo Inc.	4.450%	5/15/28	200	203
PepsiCo Inc.	2.625%	7/29/29	200	189
PepsiCo Inc.	2.750%	3/19/30	345	323
PepsiCo Inc.	1.625%	5/1/30	700	621
PepsiCo Inc.	1.400%	2/25/31	200	172
PepsiCo Inc.	5.000%	2/7/35	225	228
PepsiCo Inc.	3.500%	3/19/40	175	145
PepsiCo Inc.	2.625%	10/21/41	200	141
PepsiCo Inc.	3.600%	8/13/42	100	80
PepsiCo Inc.	4.450%	4/14/46	300	265
PepsiCo Inc.	3.450%	10/6/46	300	224
PepsiCo Inc.	4.000%	5/2/47	100	81
PepsiCo Inc.	3.375%	7/29/49	240	172
PepsiCo Inc.	2.875%	10/15/49	325	213
PepsiCo Inc.	2.750%	10/21/51	50	31

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	3.875%	3/19/60	150	113
Philip Morris International Inc.	4.750%	2/12/27	400	404
Philip Morris International Inc.	4.375%	11/1/27	125	126
Philip Morris International Inc.	5.125%	11/17/27	200	204
Philip Morris International Inc.	3.125%	3/2/28	100	97
Philip Morris International Inc.	4.125%	4/28/28	200	200
Philip Morris International Inc.	4.875%	2/13/29	200	203
Philip Morris International Inc.	3.375%	8/15/29	250	241
Philip Morris International Inc.	4.625%	11/1/29	200	202
Philip Morris International Inc.	5.625%	11/17/29	200	210
Philip Morris International Inc.	5.125%	2/15/30	200	206
Philip Morris International Inc.	4.375%	4/30/30	200	199
Philip Morris International Inc.	2.100%	5/1/30	150	135
Philip Morris International Inc.	5.500%	9/7/30	244	255
Philip Morris International Inc.	1.750%	11/1/30	500	436
Philip Morris International Inc.	5.125%	2/13/31	225	232
Philip Morris International Inc.	4.750%	11/1/31	200	201
Philip Morris International Inc.	5.750%	11/17/32	700	740
Philip Morris International Inc.	5.375%	2/15/33	200	207
Philip Morris International Inc.	5.625%	9/7/33	114	119
Philip Morris International Inc.	5.250%	2/13/34	400	408
Philip Morris International Inc.	4.900%	11/1/34	50	50
Philip Morris International Inc.	4.875%	4/30/35	200	197
Philip Morris International Inc.	6.375%	5/16/38	200	222
Philip Morris International Inc.	4.375%	11/15/41	500	435
Philip Morris International Inc.	4.500%	3/20/42	125	110
Philip Morris International Inc.	3.875%	8/21/42	25	20
Philip Morris International Inc.	4.125%	3/4/43	150	125
Pilgrim's Pride Corp.	3.500%	3/1/32	500	450
Pilgrim's Pride Corp.	6.250%	7/1/33	175	185
Procter & Gamble Co.	2.800%	3/25/27	500	491
Procter & Gamble Co.	3.000%	3/25/30	500	477
Procter & Gamble Co.	4.050%	5/1/30	100	100
Procter & Gamble Co.	1.200%	10/29/30	300	259
Procter & Gamble Co.	4.550%	1/29/34	200	201
Procter & Gamble Co.	4.600%	5/1/35	100	100
Procter & Gamble Co.	5.550%	3/5/37	150	162
Procter & Gamble Co.	3.550%	3/25/40	100	85
Procter & Gamble Co.	3.500%	10/25/47	100	77
Reynolds American Inc.	5.700%	8/15/35	175	179
Reynolds American Inc.	7.250%	6/15/37	100	112
Reynolds American Inc.	6.150%	9/15/43	75	76
Reynolds American Inc.	5.850%	8/15/45	450	434
Sysco Corp.	3.300%	7/15/26	250	247
Sysco Corp.	3.250%	7/15/27	175	172
Sysco Corp.	5.750%	1/17/29	100	104
Sysco Corp.	2.400%	2/15/30	100	91
Sysco Corp.	5.950%	4/1/30	166	176
Sysco Corp.	6.000%	1/17/34	100	107
Sysco Corp.	6.600%	4/1/40	175	191
Sysco Corp.	4.500%	4/1/46	200	167
Sysco Corp.	4.450%	3/15/48	100	83
Sysco Corp.	6.600%	4/1/50	100	108
Sysco Corp.	3.150%	12/14/51	250	160
Target Corp.	1.950%	1/15/27	100	97
Target Corp.	4.350%	6/15/28	94	95
Target Corp.	3.375%	4/15/29	200	195
Target Corp.	2.650%	9/15/30	250	231
Target Corp.	4.500%	9/15/32	154	153
Target Corp.	4.500%	9/15/34	100	97
Target Corp.	5.000%	4/15/35	239	239
Target Corp.	5.250%	2/15/36	200	202
Target Corp.	6.500%	10/15/37	103	115
Target Corp.	7.000%	1/15/38	125	145
Target Corp.	4.000%	7/1/42	500	420
Target Corp.	3.625%	4/15/46	52	39
Target Corp.	3.900%	11/15/47	300	232
Target Corp.	4.800%	1/15/53	48	42
Tyson Foods Inc.	3.550%	6/2/27	275	271
Tyson Foods Inc.	4.350%	3/1/29	280	278

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	5.700%	3/15/34	250	259
	Tyson Foods Inc.	5.150%	8/15/44	200	182
	Tyson Foods Inc.	5.100%	9/28/48	275	246
	Unilever Capital Corp.	2.000%	7/28/26	125	122
	Unilever Capital Corp.	2.900%	5/5/27	175	172
	Unilever Capital Corp.	4.250%	8/12/27	150	151
	Unilever Capital Corp.	4.875%	9/8/28	200	205
	Unilever Capital Corp.	1.375%	9/14/30	300	261
	Unilever Capital Corp.	1.750%	8/12/31	500	433
	Unilever Capital Corp.	5.900%	11/15/32	200	218
	Unilever Capital Corp.	5.000%	12/8/33	200	205
	Unilever Capital Corp.	4.625%	8/12/34	200	199
	Walmart Inc.	1.050%	9/17/26	100	97
	Walmart Inc.	4.100%	4/28/27	225	226
	Walmart Inc.	3.250%	7/8/29	250	244
	Walmart Inc.	2.375%	9/24/29	425	398
	Walmart Inc.	4.350%	4/28/30	150	152
	Walmart Inc.	1.800%	9/22/31	100	87
	Walmart Inc.	4.150%	9/9/32	250	247
	Walmart Inc.	4.900%	4/28/35	150	152
	Walmart Inc.	5.250%	9/1/35	192	201
	Walmart Inc.	6.200%	4/15/38	315	354
	Walmart Inc.	3.950%	6/28/38	275	253
	Walmart Inc.	5.000%	10/25/40	100	101
	Walmart Inc.	4.000%	4/11/43	274	233
	Walmart Inc.	3.625%	12/15/47	265	205
	Walmart Inc.	4.050%	6/29/48	375	310
	Walmart Inc.	2.650%	9/22/51	200	125
	Walmart Inc.	4.500%	9/9/52	200	175
	Walmart Inc.	4.500%	4/15/53	250	219
					76,170
Energy (1.9%)
	Apache Corp.	6.000%	1/15/37	77	76
	Apache Corp.	5.100%	9/1/40	233	196
	Apache Corp.	5.350%	7/1/49	68	54
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	194
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	196
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	238
	Boardwalk Pipelines LP	4.450%	7/15/27	100	100
	Boardwalk Pipelines LP	5.625%	8/1/34	235	239
	BP Capital Markets America Inc.	3.017%	1/16/27	400	393
	BP Capital Markets America Inc.	5.017%	11/17/27	300	306
	BP Capital Markets America Inc.	4.234%	11/6/28	345	345
	BP Capital Markets America Inc.	4.699%	4/10/29	100	101
	BP Capital Markets America Inc.	4.970%	10/17/29	200	205
	BP Capital Markets America Inc.	4.868%	11/25/29	400	409
	BP Capital Markets America Inc.	3.633%	4/6/30	350	340
	BP Capital Markets America Inc.	2.721%	1/12/32	200	179
	BP Capital Markets America Inc.	4.812%	2/13/33	400	399
	BP Capital Markets America Inc.	4.893%	9/11/33	535	536
	BP Capital Markets America Inc.	4.989%	4/10/34	200	201
	BP Capital Markets America Inc.	5.227%	11/17/34	350	356
	BP Capital Markets America Inc.	3.060%	6/17/41	230	170
	BP Capital Markets America Inc.	3.000%	2/24/50	450	289
	BP Capital Markets America Inc.	2.772%	11/10/50	150	92
	BP Capital Markets America Inc.	2.939%	6/4/51	500	314
	BP Capital Markets America Inc.	3.001%	3/17/52	200	126
	BP Capital Markets America Inc.	3.379%	2/8/61	400	258
	BP Capital Markets plc	3.279%	9/19/27	200	196
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	495
[6]	Canadian Natural Resources Ltd.	5.000%	12/15/29	50	50
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	92
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	133
[6]	Canadian Natural Resources Ltd.	5.400%	12/15/34	50	50
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	102
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	311
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	120
	Cenovus Energy Inc.	4.250%	4/15/27	100	100
	Cenovus Energy Inc.	2.650%	1/15/32	100	86

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	5.250%	6/15/37	38	36
	Cenovus Energy Inc.	6.750%	11/15/39	39	42
	Cenovus Energy Inc.	5.400%	6/15/47	119	105
	Cenovus Energy Inc.	3.750%	2/15/52	150	102
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	285	275
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	82
	Cheniere Energy Inc.	4.625%	10/15/28	252	252
	Cheniere Energy Inc.	5.650%	4/15/34	265	272
	Cheniere Energy Partners LP	4.500%	10/1/29	275	272
	Cheniere Energy Partners LP	4.000%	3/1/31	586	557
	Cheniere Energy Partners LP	3.250%	1/31/32	350	314
	Cheniere Energy Partners LP	5.950%	6/30/33	47	49
	Cheniere Energy Partners LP	5.750%	8/15/34	100	103
[4,6]	Cheniere Energy Partners LP	5.550%	10/30/35	300	302
	Chevron Corp.	2.236%	5/11/30	500	457
	Chevron USA Inc.	4.405%	2/26/27	45	45
	Chevron USA Inc.	1.018%	8/12/27	500	470
	Chevron USA Inc.	4.475%	2/26/28	200	202
	Chevron USA Inc.	4.687%	4/15/30	150	153
	Chevron USA Inc.	4.819%	4/15/32	150	153
	Chevron USA Inc.	4.980%	4/15/35	117	118
	Chevron USA Inc.	2.343%	8/12/50	200	115
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	180
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	150
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	201
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	220
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	262
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	97
	ConocoPhillips	6.500%	2/1/39	100	112
	ConocoPhillips	4.875%	10/1/47	285	252
	ConocoPhillips Co.	4.700%	1/15/30	225	228
	ConocoPhillips Co.	4.850%	1/15/32	200	202
	ConocoPhillips Co.	5.050%	9/15/33	200	204
	ConocoPhillips Co.	5.000%	1/15/35	225	225
	ConocoPhillips Co.	3.758%	3/15/42	88	70
	ConocoPhillips Co.	4.300%	11/15/44	275	229
	ConocoPhillips Co.	3.800%	3/15/52	190	138
	ConocoPhillips Co.	5.300%	5/15/53	478	441
	ConocoPhillips Co.	5.550%	3/15/54	175	167
	ConocoPhillips Co.	5.500%	1/15/55	325	308
	ConocoPhillips Co.	4.025%	3/15/62	300	216
	ConocoPhillips Co.	5.700%	9/15/63	125	120
	ConocoPhillips Co.	5.650%	1/15/65	200	190
	Continental Resources Inc.	4.375%	1/15/28	200	197
	Continental Resources Inc.	4.900%	6/1/44	125	98
	Coterra Energy Inc.	3.900%	5/15/27	200	198
	Coterra Energy Inc.	5.600%	3/15/34	105	106
	Coterra Energy Inc.	5.400%	2/15/35	310	307
	Coterra Energy Inc.	5.900%	2/15/55	50	47
	DCP Midstream Operating LP	5.625%	7/15/27	75	77
	DCP Midstream Operating LP	3.250%	2/15/32	181	160
	DCP Midstream Operating LP	5.600%	4/1/44	40	37
	Devon Energy Corp.	5.250%	10/15/27	100	100
	Devon Energy Corp.	5.875%	6/15/28	130	130
	Devon Energy Corp.	4.500%	1/15/30	130	129
	Devon Energy Corp.	7.875%	9/30/31	160	184
	Devon Energy Corp.	7.950%	4/15/32	163	187
	Devon Energy Corp.	4.750%	5/15/42	130	109
	Devon Energy Corp.	5.000%	6/15/45	150	125
	Diamondback Energy Inc.	3.250%	12/1/26	100	99
	Diamondback Energy Inc.	5.200%	4/18/27	150	152
	Diamondback Energy Inc.	3.500%	12/1/29	200	191
	Diamondback Energy Inc.	5.150%	1/30/30	150	153
	Diamondback Energy Inc.	6.250%	3/15/33	190	202
	Diamondback Energy Inc.	5.400%	4/18/34	230	231
	Diamondback Energy Inc.	5.550%	4/1/35	180	182
	Diamondback Energy Inc.	4.400%	3/24/51	200	155
	Diamondback Energy Inc.	4.250%	3/15/52	100	75
	Diamondback Energy Inc.	6.250%	3/15/53	200	198
	Diamondback Energy Inc.	5.750%	4/18/54	265	246

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Diamondback Energy Inc.	5.900%	4/18/64	175	162
Eastern Energy Gas Holdings LLC	5.800%	1/15/35	100	104
Eastern Energy Gas Holdings LLC	5.650%	10/15/54	100	96
Eastern Energy Gas Holdings LLC	6.200%	1/15/55	100	104
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	94
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	125	106
Enbridge Energy Partners LP	7.500%	4/15/38	150	173
Enbridge Energy Partners LP	5.500%	9/15/40	125	121
Enbridge Inc.	1.600%	10/4/26	200	193
Enbridge Inc.	5.900%	11/15/26	125	127
Enbridge Inc.	5.250%	4/5/27	200	203
Enbridge Inc.	3.700%	7/15/27	150	148
Enbridge Inc.	4.600%	6/20/28	75	76
Enbridge Inc.	6.000%	11/15/28	125	131
Enbridge Inc.	5.300%	4/5/29	200	205
Enbridge Inc.	3.125%	11/15/29	200	189
Enbridge Inc.	4.900%	6/20/30	100	101
Enbridge Inc.	6.200%	11/15/30	525	562
Enbridge Inc.	5.700%	3/8/33	400	415
Enbridge Inc.	2.500%	8/1/33	200	166
Enbridge Inc.	5.625%	4/5/34	100	103
Enbridge Inc.	5.550%	6/20/35	125	127
Enbridge Inc.	4.500%	6/10/44	100	82
Enbridge Inc.	5.500%	12/1/46	135	129
Enbridge Inc.	3.400%	8/1/51	200	133
Enbridge Inc.	6.700%	11/15/53	165	179
Enbridge Inc.	5.950%	4/5/54	250	247
Enbridge Inc.	7.200%	6/27/54	120	123
Enbridge Inc.	7.375%	3/15/55	50	52
Energy Transfer LP	4.400%	3/15/27	150	150
Energy Transfer LP	5.500%	6/1/27	300	305
Energy Transfer LP	5.550%	2/15/28	200	206
Energy Transfer LP	4.950%	5/15/28	200	203
Energy Transfer LP	5.250%	4/15/29	425	435
Energy Transfer LP	5.250%	7/1/29	73	75
Energy Transfer LP	5.200%	4/1/30	32	33
Energy Transfer LP	3.750%	5/15/30	250	240
Energy Transfer LP	5.750%	2/15/33	200	208
Energy Transfer LP	6.550%	12/1/33	600	651
Energy Transfer LP	5.550%	5/15/34	150	152
Energy Transfer LP	5.600%	9/1/34	207	210
Energy Transfer LP	5.700%	4/1/35	101	103
Energy Transfer LP	6.625%	10/15/36	225	243
Energy Transfer LP	5.800%	6/15/38	150	151
Energy Transfer LP	6.050%	6/1/41	100	100
Energy Transfer LP	6.500%	2/1/42	275	286
Energy Transfer LP	4.950%	1/15/43	175	150
Energy Transfer LP	5.300%	4/1/44	300	268
Energy Transfer LP	5.000%	5/15/44	100	86
Energy Transfer LP	5.150%	3/15/45	175	154
Energy Transfer LP	5.350%	5/15/45	100	90
Energy Transfer LP	6.125%	12/15/45	200	197
Energy Transfer LP	5.300%	4/15/47	200	176
Energy Transfer LP	5.400%	10/1/47	275	245
Energy Transfer LP	6.250%	4/15/49	320	316
Energy Transfer LP	5.000%	5/15/50	500	418
Energy Transfer LP	5.950%	5/15/54	540	513
Energy Transfer LP	6.050%	9/1/54	191	184
Energy Transfer LP	6.200%	4/1/55	150	148
Enterprise Products Operating LLC	4.600%	1/11/27	445	448
Enterprise Products Operating LLC	3.950%	2/15/27	100	100
Enterprise Products Operating LLC	4.300%	6/20/28	175	176
Enterprise Products Operating LLC	3.125%	7/31/29	200	191
Enterprise Products Operating LLC	2.800%	1/31/30	300	281
Enterprise Products Operating LLC	4.600%	1/15/31	300	302
Enterprise Products Operating LLC	6.875%	3/1/33	175	197
Enterprise Products Operating LLC	4.850%	1/31/34	75	75
Enterprise Products Operating LLC	4.950%	2/15/35	150	149
Enterprise Products Operating LLC	5.200%	1/15/36	225	227
Enterprise Products Operating LLC	7.550%	4/15/38	150	178

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	6.125%	10/15/39	300	320
	Enterprise Products Operating LLC	5.950%	2/1/41	175	182
	Enterprise Products Operating LLC	4.450%	2/15/43	300	260
	Enterprise Products Operating LLC	4.850%	3/15/44	335	302
	Enterprise Products Operating LLC	5.100%	2/15/45	100	93
	Enterprise Products Operating LLC	4.900%	5/15/46	425	382
	Enterprise Products Operating LLC	4.250%	2/15/48	100	81
	Enterprise Products Operating LLC	4.800%	2/1/49	100	87
	Enterprise Products Operating LLC	4.200%	1/31/50	350	278
	Enterprise Products Operating LLC	3.200%	2/15/52	300	196
	Enterprise Products Operating LLC	3.300%	2/15/53	200	132
	Enterprise Products Operating LLC	5.550%	2/16/55	250	241
	Enterprise Products Operating LLC	3.950%	1/31/60	200	146
	Enterprise Products Operating LLC	5.250%	8/16/77	100	99
	Enterprise Products Operating LLC	5.375%	2/15/78	200	197
[4]	EOG Resources Inc.	4.400%	7/15/28	100	101
	EOG Resources Inc.	4.375%	4/15/30	200	200
[4]	EOG Resources Inc.	5.000%	7/15/32	200	202
[4]	EOG Resources Inc.	5.350%	1/15/36	275	279
	EOG Resources Inc.	4.950%	4/15/50	200	178
	EOG Resources Inc.	5.650%	12/1/54	125	122
[4]	EOG Resources Inc.	5.950%	7/15/55	100	102
	EQT Corp.	3.900%	10/1/27	150	148
	EQT Corp.	5.700%	4/1/28	200	206
	EQT Corp.	5.000%	1/15/29	200	202
	EQT Corp.	7.000%	2/1/30	200	217
	Equinor ASA	7.250%	9/23/27	250	267
	Equinor ASA	3.625%	9/10/28	175	173
	Equinor ASA	2.375%	5/22/30	400	367
	Equinor ASA	5.100%	8/17/40	125	123
	Equinor ASA	4.250%	11/23/41	175	154
	Equinor ASA	3.950%	5/15/43	125	105
	Equinor ASA	4.800%	11/8/43	175	162
	Equinor ASA	3.250%	11/18/49	225	157
	Equinor ASA	3.700%	4/6/50	405	306
	Expand Energy Corp.	5.375%	3/15/30	300	301
	Expand Energy Corp.	4.750%	2/1/32	200	194
	Expand Energy Corp.	5.700%	1/15/35	75	76
	Exxon Mobil Corp.	2.275%	8/16/26	600	588
	Exxon Mobil Corp.	2.440%	8/16/29	250	236
	Exxon Mobil Corp.	2.610%	10/15/30	650	602
	Exxon Mobil Corp.	2.995%	8/16/39	100	78
	Exxon Mobil Corp.	4.227%	3/19/40	400	358
	Exxon Mobil Corp.	3.567%	3/6/45	235	181
	Exxon Mobil Corp.	4.114%	3/1/46	200	164
	Exxon Mobil Corp.	4.327%	3/19/50	805	668
	Exxon Mobil Corp.	3.452%	4/15/51	500	354
	Halliburton Co.	2.920%	3/1/30	200	186
	Halliburton Co.	6.700%	9/15/38	345	379
	Halliburton Co.	7.450%	9/15/39	500	585
	Halliburton Co.	4.500%	11/15/41	100	86
	Halliburton Co.	5.000%	11/15/45	500	443
[6]	Helmerich & Payne Inc.	4.650%	12/1/27	250	248
[6]	Helmerich & Payne Inc.	4.850%	12/1/29	200	191
	Helmerich & Payne Inc.	2.900%	9/29/31	100	84
[6]	Helmerich & Payne Inc.	5.500%	12/1/34	50	45
	Hess Corp.	4.300%	4/1/27	250	249
	Hess Corp.	7.300%	8/15/31	180	204
	Hess Corp.	7.125%	3/15/33	100	113
	Hess Corp.	6.000%	1/15/40	75	79
	Hess Corp.	5.600%	2/15/41	350	348
	HF Sinclair Corp.	5.750%	1/15/31	200	205
	HF Sinclair Corp.	6.250%	1/15/35	175	178
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	715	820
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	52
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	265
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	55
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	212
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	200	213
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	48

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kinder Morgan Energy Partners LP	4.700%	11/1/42	150	130
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	67
Kinder Morgan Inc.	1.750%	11/15/26	200	193
Kinder Morgan Inc.	4.300%	3/1/28	200	200
Kinder Morgan Inc.	5.150%	6/1/30	50	51
Kinder Morgan Inc.	7.800%	8/1/31	140	161
Kinder Morgan Inc.	7.750%	1/15/32	265	306
Kinder Morgan Inc.	5.300%	12/1/34	175	175
Kinder Morgan Inc.	5.850%	6/1/35	175	181
Kinder Morgan Inc.	5.550%	6/1/45	200	189
Kinder Morgan Inc.	5.050%	2/15/46	175	155
Kinder Morgan Inc.	3.600%	2/15/51	200	138
Kinder Morgan Inc.	5.450%	8/1/52	130	120
Kinder Morgan Inc.	5.950%	8/1/54	130	128
Marathon Petroleum Corp.	5.125%	12/15/26	200	202
Marathon Petroleum Corp.	5.150%	3/1/30	120	122
Marathon Petroleum Corp.	5.700%	3/1/35	295	299
Marathon Petroleum Corp.	6.500%	3/1/41	300	313
Marathon Petroleum Corp.	4.500%	4/1/48	260	201
MPLX LP	4.250%	12/1/27	275	274
MPLX LP	4.000%	3/15/28	400	396
MPLX LP	4.950%	9/1/32	149	148
MPLX LP	5.000%	3/1/33	200	197
MPLX LP	5.500%	6/1/34	250	251
MPLX LP	5.400%	4/1/35	112	111
MPLX LP	4.500%	4/15/38	400	354
MPLX LP	4.700%	4/15/48	400	324
MPLX LP	4.950%	3/14/52	260	215
MPLX LP	5.650%	3/1/53	200	184
MPLX LP	5.950%	4/1/55	111	106
NOV Inc.	3.600%	12/1/29	200	192
NOV Inc.	3.950%	12/1/42	125	94
Occidental Petroleum Corp.	8.500%	7/15/27	86	91
Occidental Petroleum Corp.	6.375%	9/1/28	97	101
Occidental Petroleum Corp.	5.200%	8/1/29	205	206
Occidental Petroleum Corp.	8.875%	7/15/30	176	202
Occidental Petroleum Corp.	6.625%	9/1/30	155	164
Occidental Petroleum Corp.	6.125%	1/1/31	196	203
Occidental Petroleum Corp.	7.500%	5/1/31	153	168
Occidental Petroleum Corp.	7.875%	9/15/31	85	95
Occidental Petroleum Corp.	5.375%	1/1/32	280	278
Occidental Petroleum Corp.	5.550%	10/1/34	210	206
Occidental Petroleum Corp.	6.450%	9/15/36	301	308
Occidental Petroleum Corp.	7.950%	6/15/39	43	48
Occidental Petroleum Corp.	6.200%	3/15/40	128	125
Occidental Petroleum Corp.	6.600%	3/15/46	196	193
Occidental Petroleum Corp.	4.400%	4/15/46	75	55
Occidental Petroleum Corp.	4.200%	3/15/48	55	38
Occidental Petroleum Corp.	6.050%	10/1/54	175	160
ONEOK Inc.	4.850%	7/15/26	85	85
ONEOK Inc.	5.550%	11/1/26	52	53
ONEOK Inc.	4.250%	9/24/27	400	399
ONEOK Inc.	4.550%	7/15/28	200	201
ONEOK Inc.	5.650%	11/1/28	100	104
ONEOK Inc.	4.350%	3/15/29	100	99
ONEOK Inc.	5.375%	6/1/29	90	92
ONEOK Inc.	3.400%	9/1/29	245	234
ONEOK Inc.	3.100%	3/15/30	200	187
ONEOK Inc.	3.250%	6/1/30	200	187
ONEOK Inc.	4.750%	10/15/31	125	124
ONEOK Inc.	6.050%	9/1/33	350	368
ONEOK Inc.	5.650%	9/1/34	385	390
ONEOK Inc.	5.050%	11/1/34	325	316
ONEOK Inc.	5.150%	10/15/43	125	111
ONEOK Inc.	5.600%	4/1/44	60	55
ONEOK Inc.	5.050%	4/1/45	80	68
ONEOK Inc.	4.250%	9/15/46	200	152
ONEOK Inc.	4.950%	7/13/47	110	92
ONEOK Inc.	4.200%	10/3/47	150	113
ONEOK Inc.	5.200%	7/15/48	40	35

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.850%	2/1/49	100	81
	ONEOK Inc.	4.450%	9/1/49	150	115
	ONEOK Inc.	4.500%	3/15/50	100	77
	ONEOK Inc.	7.150%	1/15/51	120	129
	ONEOK Inc.	6.625%	9/1/53	250	260
	ONEOK Inc.	5.700%	11/1/54	285	263
	ONEOK Inc.	5.850%	11/1/64	140	130
	ONEOK Partners LP	6.650%	10/1/36	260	279
	ONEOK Partners LP	6.125%	2/1/41	150	150
	Ovintiv Inc.	5.650%	5/15/28	100	103
	Ovintiv Inc.	7.375%	11/1/31	50	55
	Ovintiv Inc.	6.250%	7/15/33	100	103
	Ovintiv Inc.	6.500%	8/15/34	150	156
	Ovintiv Inc.	6.625%	8/15/37	100	102
	Ovintiv Inc.	6.500%	2/1/38	100	101
	Ovintiv Inc.	7.100%	7/15/53	75	78
	Patterson-UTI Energy Inc.	5.150%	11/15/29	50	49
	Patterson-UTI Energy Inc.	7.150%	10/1/33	100	102
	Phillips 66	3.900%	3/15/28	150	148
	Phillips 66	2.150%	12/15/30	100	88
	Phillips 66	4.650%	11/15/34	300	286
	Phillips 66	5.875%	5/1/42	245	244
	Phillips 66	4.875%	11/15/44	440	382
	Phillips 66 Co.	4.950%	12/1/27	200	203
	Phillips 66 Co.	3.150%	12/15/29	100	95
	Phillips 66 Co.	5.250%	6/15/31	200	206
	Phillips 66 Co.	4.950%	3/15/35	105	102
	Phillips 66 Co.	4.680%	2/15/45	245	206
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	266
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	178
	Plains All American Pipeline LP	5.950%	6/15/35	175	180
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	100
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	263
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	191
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/34	85	87
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	108
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	110	98
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	166
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	43
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	750	754
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	298
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	550	549
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	157
	Shell Finance US Inc.	2.375%	11/7/29	582	541
	Shell Finance US Inc.	2.750%	4/6/30	50	47
	Shell Finance US Inc.	4.125%	5/11/35	300	283
	Shell Finance US Inc.	4.550%	8/12/43	300	265
	Shell Finance US Inc.	4.375%	5/11/45	430	364
	Shell Finance US Inc.	4.000%	5/10/46	640	510
	Shell International Finance BV	2.500%	9/12/26	600	590
	Shell International Finance BV	3.875%	11/13/28	68	68
	Shell International Finance BV	6.375%	12/15/38	475	528
	Shell International Finance BV	5.500%	3/25/40	175	178
	Shell International Finance BV	2.875%	11/26/41	200	144
	Shell International Finance BV	3.125%	11/7/49	300	201
	Shell International Finance BV	3.000%	11/26/51	200	129
[6]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	100	101
[6]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	150	150
[6]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	215	213
[6]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	125	119
	Spectra Energy Partners LP	3.375%	10/15/26	205	202
	Spectra Energy Partners LP	4.500%	3/15/45	325	267
	Suncor Energy Inc.	5.950%	12/1/34	125	130
	Suncor Energy Inc.	6.800%	5/15/38	273	295
	Suncor Energy Inc.	4.000%	11/15/47	100	74
	Suncor Energy Inc.	3.750%	3/4/51	200	140
	Targa Resources Corp.	6.150%	3/1/29	175	184
	Targa Resources Corp.	4.900%	9/15/30	125	126
	Targa Resources Corp.	4.200%	2/1/33	200	187
	Targa Resources Corp.	6.125%	3/15/33	284	300

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Targa Resources Corp.	5.500%	2/15/35	175	176
Targa Resources Corp.	5.550%	8/15/35	171	172
Targa Resources Corp.	5.650%	2/15/36	100	101
Targa Resources Corp.	4.950%	4/15/52	75	63
Targa Resources Corp.	6.250%	7/1/52	90	89
Targa Resources Corp.	6.500%	2/15/53	200	205
Targa Resources Corp.	6.125%	5/15/55	171	167
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	100
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	100
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	203
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	198
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	186
TC PipeLines LP	3.900%	5/25/27	50	49
TotalEnergies Capital International SA	2.829%	1/10/30	490	464
TotalEnergies Capital International SA	2.986%	6/29/41	140	103
TotalEnergies Capital International SA	3.461%	7/12/49	150	106
TotalEnergies Capital International SA	3.127%	5/29/50	440	291
TotalEnergies Capital International SA	3.386%	6/29/60	130	85
TotalEnergies Capital SA	5.150%	4/5/34	225	230
TotalEnergies Capital SA	4.724%	9/10/34	125	124
TotalEnergies Capital SA	5.488%	4/5/54	300	289
TotalEnergies Capital SA	5.275%	9/10/54	250	234
TotalEnergies Capital SA	5.638%	4/5/64	225	218
TotalEnergies Capital SA	5.425%	9/10/64	225	210
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	249
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	392
TransCanada PipeLines Ltd.	4.625%	3/1/34	735	705
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	153
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	309
TransCanada PipeLines Ltd.	6.200%	10/15/37	175	183
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	208
TransCanada PipeLines Ltd.	7.000%	6/1/65	300	301
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	99
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	189
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	84
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	100	76
Valero Energy Corp.	4.350%	6/1/28	137	137
Valero Energy Corp.	5.150%	2/15/30	40	41
Valero Energy Corp.	7.500%	4/15/32	400	458
Valero Energy Corp.	6.625%	6/15/37	300	323
Valero Energy Corp.	3.650%	12/1/51	100	67
Valero Energy Partners LP	4.500%	3/15/28	75	75
Western Midstream Operating LP	4.750%	8/15/28	54	54
Western Midstream Operating LP	6.350%	1/15/29	100	105
Western Midstream Operating LP	4.050%	2/1/30	227	218
Western Midstream Operating LP	5.450%	4/1/44	105	91
Western Midstream Operating LP	5.300%	3/1/48	200	167
Western Midstream Operating LP	5.250%	2/1/50	300	253
Williams Cos. Inc.	3.750%	6/15/27	300	297
Williams Cos. Inc.	5.300%	8/15/28	138	142
Williams Cos. Inc.	4.900%	3/15/29	200	203
Williams Cos. Inc.	4.800%	11/15/29	100	101
Williams Cos. Inc.	4.625%	6/30/30	125	125
Williams Cos. Inc.	3.500%	11/15/30	200	189
Williams Cos. Inc.	2.600%	3/15/31	200	179
Williams Cos. Inc.	4.650%	8/15/32	200	196
Williams Cos. Inc.	5.650%	3/15/33	200	208
Williams Cos. Inc.	5.150%	3/15/34	225	225
Williams Cos. Inc.	5.600%	3/15/35	200	206
Williams Cos. Inc.	5.300%	9/30/35	200	200
Williams Cos. Inc.	6.300%	4/15/40	100	106
Williams Cos. Inc.	5.800%	11/15/43	100	99
Williams Cos. Inc.	5.400%	3/4/44	315	296
Williams Cos. Inc.	5.750%	6/24/44	100	98
Williams Cos. Inc.	5.100%	9/15/45	200	181
Williams Cos. Inc.	4.850%	3/1/48	150	130
Williams Cos. Inc.	3.500%	10/15/51	100	69
Williams Cos. Inc.	5.300%	8/15/52	130	119
Williams Cos. Inc.	5.800%	11/15/54	175	171

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Williams Cos. Inc.	6.000%	3/15/55	100	100
Woodside Finance Ltd.	4.900%	5/19/28	240	241
Woodside Finance Ltd.	5.400%	5/19/30	263	267
Woodside Finance Ltd.	5.700%	5/19/32	225	229
Woodside Finance Ltd.	5.100%	9/12/34	215	207
Woodside Finance Ltd.	6.000%	5/19/35	210	214
Woodside Finance Ltd.	5.700%	9/12/54	130	117
				90,803
Financials (7.6%)
ACE Capital Trust II	9.700%	4/1/30	50	60
Aegon Ltd.	5.500%	4/11/48	200	201
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	600	585
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	200	204
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	296
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	502
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	295
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/28	225	227
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	207
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	715
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	325	325
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	200	213
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	500	453
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	441
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/34	250	252
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/34	300	294
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	240
Affiliated Managers Group Inc.	3.300%	6/15/30	300	281
Aflac Inc.	2.875%	10/15/26	75	74
Aflac Inc.	4.750%	1/15/49	235	204
Air Lease Corp.	2.200%	1/15/27	200	194
Air Lease Corp.	3.625%	4/1/27	75	74
Air Lease Corp.	3.625%	12/1/27	200	197
Air Lease Corp.	2.100%	9/1/28	500	466
Air Lease Corp.	3.250%	10/1/29	100	95
Air Lease Corp.	3.000%	2/1/30	225	211
Air Lease Corp.	3.125%	12/1/30	750	693
Alleghany Corp.	3.625%	5/15/30	100	97
Alleghany Corp.	4.900%	9/15/44	100	91
Alleghany Corp.	3.250%	8/15/51	250	168
Allstate Corp.	5.050%	6/24/29	100	103
Allstate Corp.	1.450%	12/15/30	100	85
Allstate Corp.	5.250%	3/30/33	200	205
Allstate Corp.	5.550%	5/9/35	100	104
Allstate Corp.	4.500%	6/15/43	625	543
Allstate Corp.	4.200%	12/15/46	440	359
Allstate Corp.	3.850%	8/10/49	100	76
Allstate Corp.	6.500%	5/15/67	100	103
Ally Financial Inc.	2.200%	11/2/28	450	415
Ally Financial Inc.	5.737%	5/15/29	50	51
Ally Financial Inc.	6.992%	6/13/29	200	210
Ally Financial Inc.	8.000%	11/1/31	400	455
American Express Co.	1.650%	11/4/26	525	508
American Express Co.	2.550%	3/4/27	200	195
American Express Co.	3.300%	5/3/27	350	345
American Express Co.	5.389%	7/28/27	200	202
American Express Co.	5.098%	2/16/28	2,000	2,023
American Express Co.	5.043%	7/26/28	250	254
American Express Co.	4.731%	4/25/29	225	227
American Express Co.	5.282%	7/27/29	200	206
American Express Co.	5.085%	1/30/31	150	153
American Express Co.	5.016%	4/25/31	275	281
American Express Co.	6.489%	10/30/31	200	218
American Express Co.	4.989%	5/26/33	150	150
American Express Co.	5.043%	5/1/34	192	194
American Express Co.	5.915%	4/25/35	90	94
American Express Co.	5.284%	7/26/35	250	253
American Express Co.	5.442%	1/30/36	170	173
American Express Co.	5.667%	4/25/36	900	932
American Financial Group Inc.	5.250%	4/2/30	114	118

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Financial Group Inc.	4.500%	6/15/47	110	89
	American International Group Inc.	3.400%	6/30/30	120	114
	American International Group Inc.	3.875%	1/15/35	100	91
	American International Group Inc.	4.500%	7/16/44	100	87
	American International Group Inc.	4.750%	4/1/48	200	177
	American National Group Inc.	5.750%	10/1/29	100	102
	American National Group Inc.	6.000%	7/15/35	200	201
	Ameriprise Financial Inc.	2.875%	9/15/26	100	99
	Ameriprise Financial Inc.	5.150%	5/15/33	200	205
	Ameriprise Financial Inc.	5.200%	4/15/35	200	201
	Aon Corp.	8.205%	1/1/27	25	26
	Aon Corp.	4.500%	12/15/28	100	101
	Aon Corp.	3.750%	5/2/29	90	88
	Aon Corp.	2.800%	5/15/30	405	375
	Aon Corp.	6.250%	9/30/40	100	106
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	232
	Aon Global Ltd.	4.600%	6/14/44	175	152
	Aon Global Ltd.	4.750%	5/15/45	100	87
	Aon North America Inc.	5.125%	3/1/27	100	101
	Aon North America Inc.	5.300%	3/1/31	200	207
	Aon North America Inc.	5.450%	3/1/34	500	514
	Aon North America Inc.	5.750%	3/1/54	675	665
	Apollo Debt Solutions BDC	6.900%	4/13/29	250	261
	Apollo Debt Solutions BDC	6.700%	7/29/31	175	182
[6]	Apollo Debt Solutions BDC	6.550%	3/15/32	100	102
	Apollo Global Management Inc.	6.375%	11/15/33	75	82
	Apollo Global Management Inc.	5.800%	5/21/54	100	99
	Apollo Global Management Inc.	6.000%	12/15/54	90	88
	Arch Capital Finance LLC	4.011%	12/15/26	100	100
	Arch Capital Finance LLC	5.031%	12/15/46	100	90
	Arch Capital Group Ltd.	7.350%	5/1/34	50	58
	Arch Capital Group Ltd.	3.635%	6/30/50	200	146
	Arch Capital Group US Inc.	5.144%	11/1/43	50	47
	Ares Capital Corp.	2.150%	7/15/26	500	487
	Ares Capital Corp.	7.000%	1/15/27	80	83
	Ares Capital Corp.	2.875%	6/15/27	224	217
	Ares Capital Corp.	5.875%	3/1/29	175	178
	Ares Capital Corp.	5.950%	7/15/29	200	205
	Ares Capital Corp.	5.500%	9/1/30	225	224
	Ares Capital Corp.	3.200%	11/15/31	150	131
	Ares Capital Corp.	5.800%	3/8/32	100	100
	Ares Management Corp.	5.600%	10/11/54	150	142
	Ares Strategic Income Fund	5.700%	3/15/28	180	181
[6]	Ares Strategic Income Fund	5.450%	9/9/28	100	100
	Ares Strategic Income Fund	6.350%	8/15/29	200	205
	Ares Strategic Income Fund	5.600%	2/15/30	130	130
[6]	Ares Strategic Income Fund	5.800%	9/9/30	150	150
	Ares Strategic Income Fund	6.200%	3/21/32	200	201
	Arthur J Gallagher & Co.	4.600%	12/15/27	35	35
	Arthur J Gallagher & Co.	4.850%	12/15/29	25	25
	Arthur J Gallagher & Co.	5.000%	2/15/32	30	30
	Arthur J Gallagher & Co.	5.500%	3/2/33	200	206
	Arthur J Gallagher & Co.	6.500%	2/15/34	100	110
	Arthur J Gallagher & Co.	5.150%	2/15/35	300	300
	Arthur J Gallagher & Co.	5.750%	3/2/53	200	196
	Arthur J Gallagher & Co.	5.750%	7/15/54	100	98
	Arthur J Gallagher & Co.	5.550%	2/15/55	135	130
	Associated Banc-Corp	6.455%	8/29/30	50	51
	Assurant Inc.	4.900%	3/27/28	100	101
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	100	105
	Athene Holding Ltd.	4.125%	1/12/28	200	198
	Athene Holding Ltd.	6.150%	4/3/30	210	223
	Athene Holding Ltd.	3.500%	1/15/31	500	471
	Athene Holding Ltd.	5.875%	1/15/34	375	388
	Athene Holding Ltd.	3.950%	5/25/51	5	4
	Athene Holding Ltd.	6.250%	4/1/54	300	296
	Athene Holding Ltd.	6.625%	10/15/54	100	98
	Athene Holding Ltd.	6.625%	5/19/55	100	103
	Athene Holding Ltd.	6.875%	6/28/55	150	149
	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	250	251

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	250	254
Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	350	356
AXA SA	8.600%	12/15/30	112	133
AXIS Specialty Finance LLC	4.900%	1/15/40	50	48
AXIS Specialty Finance plc	4.000%	12/6/27	550	544
Bain Capital Specialty Finance Inc.	5.950%	3/15/30	100	99
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	200	227
Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	200	208
Banco Santander SA	5.179%	11/19/25	250	250
Banco Santander SA	4.250%	4/11/27	600	598
Banco Santander SA	5.294%	8/18/27	200	203
Banco Santander SA	6.527%	11/7/27	800	822
Banco Santander SA	3.800%	2/23/28	200	196
Banco Santander SA	5.552%	3/14/28	200	203
Banco Santander SA	4.379%	4/12/28	200	199
Banco Santander SA	5.365%	7/15/28	200	204
Banco Santander SA	6.607%	11/7/28	200	213
Banco Santander SA	5.538%	3/14/30	200	206
Banco Santander SA	2.958%	3/25/31	600	548
Banco Santander SA	5.439%	7/15/31	200	208
Banco Santander SA	6.921%	8/8/33	400	433
Banco Santander SA	6.938%	11/7/33	200	226
Banco Santander SA	6.350%	3/14/34	400	419
Banco Santander SA	6.033%	1/17/35	200	211
Bank of America Corp.	4.250%	10/22/26	725	724
Bank of America Corp.	1.734%	7/22/27	500	486
Bank of America Corp.	3.248%	10/21/27	750	736
Bank of America Corp.	4.183%	11/25/27	560	558
Bank of America Corp.	3.824%	1/20/28	1,248	1,237
Bank of America Corp.	2.551%	2/4/28	675	656
Bank of America Corp.	3.705%	4/24/28	350	346
Bank of America Corp.	3.593%	7/21/28	800	788
Bank of America Corp.	6.204%	11/10/28	350	364
Bank of America Corp.	3.419%	12/20/28	1,334	1,304
Bank of America Corp.	3.970%	3/5/29	225	222
Bank of America Corp.	5.202%	4/25/29	450	460
Bank of America Corp.	2.087%	6/14/29	1,500	1,406
Bank of America Corp.	4.271%	7/23/29	575	573
Bank of America Corp.	3.974%	2/7/30	150	148
Bank of America Corp.	2.884%	10/22/30	300	281
Bank of America Corp.	5.162%	1/24/31	1,932	1,980
Bank of America Corp.	2.496%	2/13/31	750	685
Bank of America Corp.	2.592%	4/29/31	2,000	1,829
Bank of America Corp.	2.687%	4/22/32	500	449
Bank of America Corp.	2.572%	10/20/32	1,500	1,320
Bank of America Corp.	2.972%	2/4/33	925	828
Bank of America Corp.	5.015%	7/22/33	500	506
Bank of America Corp.	5.288%	4/25/34	1,450	1,480
Bank of America Corp.	5.872%	9/15/34	300	317
Bank of America Corp.	5.468%	1/23/35	700	719
Bank of America Corp.	5.425%	8/15/35	180	180
Bank of America Corp.	5.518%	10/25/35	425	424
Bank of America Corp.	5.511%	1/24/36	300	309
Bank of America Corp.	5.464%	5/9/36	250	257
Bank of America Corp.	2.482%	9/21/36	400	339
Bank of America Corp.	6.110%	1/29/37	335	354
Bank of America Corp.	3.846%	3/8/37	570	521
Bank of America Corp.	4.244%	4/24/38	300	273
Bank of America Corp.	7.750%	5/14/38	240	287
Bank of America Corp.	4.078%	4/23/40	550	478
Bank of America Corp.	2.676%	6/19/41	1,000	713
Bank of America Corp.	5.875%	2/7/42	300	313
Bank of America Corp.	3.311%	4/22/42	400	307
Bank of America Corp.	5.000%	1/21/44	615	581
Bank of America Corp.	4.875%	4/1/44	300	278
Bank of America Corp.	4.750%	4/21/45	100	89
Bank of America Corp.	4.443%	1/20/48	100	85
Bank of America Corp.	4.330%	3/15/50	250	208
Bank of America Corp.	4.083%	3/20/51	1,500	1,192
Bank of America Corp.	2.831%	10/24/51	500	313

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	3.483%	3/13/52	500	356
	Bank of America Corp.	2.972%	7/21/52	400	258
	Bank of America NA	5.526%	8/18/26	275	279
	Bank of America NA	6.000%	10/15/36	250	264
	Bank of Montreal	2.650%	3/8/27	200	195
	Bank of Montreal	4.567%	9/10/27	180	180
	Bank of Montreal	5.203%	2/1/28	200	205
	Bank of Montreal	5.717%	9/25/28	200	208
	Bank of Montreal	5.511%	6/4/31	300	314
	Bank of Montreal	3.803%	12/15/32	500	487
	Bank of New York Mellon Corp.	2.450%	8/17/26	408	400
	Bank of New York Mellon Corp.	2.050%	1/26/27	120	116
	Bank of New York Mellon Corp.	3.250%	5/16/27	150	148
	Bank of New York Mellon Corp.	3.442%	2/7/28	150	148
	Bank of New York Mellon Corp.	4.441%	6/9/28	100	101
	Bank of New York Mellon Corp.	4.890%	7/21/28	200	203
	Bank of New York Mellon Corp.	5.802%	10/25/28	200	207
	Bank of New York Mellon Corp.	4.543%	2/1/29	200	202
	Bank of New York Mellon Corp.	4.729%	4/20/29	250	253
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	96
	Bank of New York Mellon Corp.	6.317%	10/25/29	200	212
	Bank of New York Mellon Corp.	4.975%	3/14/30	200	205
	Bank of New York Mellon Corp.	4.942%	2/11/31	600	612
	Bank of New York Mellon Corp.	2.500%	1/26/32	80	71
	Bank of New York Mellon Corp.	5.060%	7/22/32	140	143
	Bank of New York Mellon Corp.	5.834%	10/25/33	200	212
	Bank of New York Mellon Corp.	4.706%	2/1/34	200	198
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,204
	Bank of New York Mellon Corp.	5.188%	3/14/35	200	203
	Bank of New York Mellon Corp.	5.316%	6/6/36	100	102
	Bank of Nova Scotia	2.700%	8/3/26	100	98
	Bank of Nova Scotia	1.300%	9/15/26	500	483
	Bank of Nova Scotia	1.950%	2/2/27	200	194
	Bank of Nova Scotia	5.400%	6/4/27	120	123
	Bank of Nova Scotia	5.250%	6/12/28	200	206
	Bank of Nova Scotia	5.450%	8/1/29	125	130
	Bank of Nova Scotia	5.130%	2/14/31	202	206
	Bank of Nova Scotia	2.450%	2/2/32	200	174
	Bank of Nova Scotia	4.740%	11/10/32	200	200
	Bank of Nova Scotia	5.650%	2/1/34	200	210
	Bank of Nova Scotia	4.588%	5/4/37	200	189
	Barclays plc	7.325%	11/2/26	375	378
	Barclays plc	4.337%	1/10/28	200	199
	Barclays plc	5.674%	3/12/28	225	229
	Barclays plc	4.836%	5/9/28	400	401
	Barclays plc	5.501%	8/9/28	325	331
	Barclays plc	4.837%	9/10/28	80	81
	Barclays plc	7.385%	11/2/28	375	398
	Barclays plc	5.086%	2/25/29	200	203
	Barclays plc	4.972%	5/16/29	500	505
	Barclays plc	6.490%	9/13/29	326	344
	Barclays plc	5.690%	3/12/30	225	233
	Barclays plc	5.088%	6/20/30	345	346
	Barclays plc	4.942%	9/10/30	119	120
	Barclays plc	5.367%	2/25/31	200	204
	Barclays plc	2.645%	6/24/31	400	361
	Barclays plc	5.746%	8/9/33	325	337
	Barclays plc	7.437%	11/2/33	1,125	1,276
	Barclays plc	7.119%	6/27/34	270	295
	Barclays plc	5.335%	9/10/35	350	348
	Barclays plc	3.564%	9/23/35	250	230
	Barclays plc	5.785%	2/25/36	675	690
	Barclays plc	5.250%	8/17/45	250	240
	Barclays plc	4.950%	1/10/47	200	182
	Barclays plc	6.036%	3/12/55	400	410
[6]	Barings Private Credit Corp.	6.150%	6/11/30	275	272
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	151
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	630
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	152
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	425	274

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	413
[6]	BGC Group Inc.	6.150%	4/2/30	100	101
	BlackRock Funding Inc.	4.700%	3/14/29	200	204
	BlackRock Funding Inc.	5.000%	3/14/34	200	204
	BlackRock Funding Inc.	4.900%	1/8/35	150	152
	BlackRock Funding Inc.	5.250%	3/14/54	275	264
	BlackRock Funding Inc.	5.350%	1/8/55	150	146
	Blackrock Inc.	3.200%	3/15/27	100	99
	Blackrock Inc.	3.250%	4/30/29	90	87
	Blackrock Inc.	2.400%	4/30/30	380	350
	Blackrock Inc.	2.100%	2/25/32	600	518
	Blackrock Inc.	4.750%	5/25/33	200	202
	Blackstone Private Credit Fund	2.625%	12/15/26	300	290
	Blackstone Private Credit Fund	3.250%	3/15/27	200	194
	Blackstone Private Credit Fund	4.950%	9/26/27	70	70
	Blackstone Private Credit Fund	6.250%	1/25/31	90	93
	Blackstone Private Credit Fund	6.000%	11/22/34	300	294
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	100	100
	Blackstone Secured Lending Fund	2.750%	9/16/26	300	292
	Blackstone Secured Lending Fund	5.875%	11/15/27	150	153
	Blackstone Secured Lending Fund	5.350%	4/13/28	450	453
	Blue Owl Capital Corp.	3.400%	7/15/26	244	240
	Blue Owl Capital Corp.	2.625%	1/15/27	200	193
	Blue Owl Capital Corp.	2.875%	6/11/28	125	116
	Blue Owl Capital Corp.	5.950%	3/15/29	200	201
	Blue Owl Capital Corp.	6.200%	7/15/30	100	101
	Blue Owl Credit Income Corp.	4.700%	2/8/27	150	149
	Blue Owl Credit Income Corp.	7.750%	9/16/27	850	891
	Blue Owl Credit Income Corp.	7.950%	6/13/28	200	214
	Blue Owl Credit Income Corp.	6.600%	9/15/29	200	206
	Blue Owl Finance LLC	6.250%	4/18/34	350	360
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	200	192
[6]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	50	50
[6]	BNP Paribas SA	3.052%	1/13/31	50	46
	BPCE SA	3.375%	12/2/26	250	247
	Brighthouse Financial Inc.	4.700%	6/22/47	173	132
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	70
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	178
	Brookfield Asset Management Ltd.	5.795%	4/24/35	125	128
	Brookfield Capital Finance LLC	6.087%	6/14/33	100	106
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/32	120	102
	Brookfield Finance Inc.	3.900%	1/25/28	125	124
	Brookfield Finance Inc.	4.850%	3/29/29	150	151
	Brookfield Finance Inc.	4.350%	4/15/30	205	202
	Brookfield Finance Inc.	4.700%	9/20/47	185	158
	Brookfield Finance Inc.	3.500%	3/30/51	150	102
	Brookfield Finance Inc.	5.968%	3/4/54	240	240
	Brookfield Finance Inc.	5.813%	3/3/55	100	98
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	85
	Brown & Brown Inc.	4.600%	12/23/26	125	126
	Brown & Brown Inc.	4.700%	6/23/28	50	50
	Brown & Brown Inc.	4.500%	3/15/29	75	75
	Brown & Brown Inc.	4.900%	6/23/30	50	50
	Brown & Brown Inc.	2.375%	3/15/31	500	440
	Brown & Brown Inc.	5.250%	6/23/32	50	51
	Brown & Brown Inc.	5.650%	6/11/34	175	180
	Brown & Brown Inc.	5.550%	6/23/35	50	51
	Brown & Brown Inc.	6.250%	6/23/55	175	180
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	197
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	115	117
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	1,336	1,350
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	186
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	200	214
	Capital One Financial Corp.	3.750%	7/28/26	500	495
	Capital One Financial Corp.	4.100%	2/9/27	250	249
	Capital One Financial Corp.	3.750%	3/9/27	100	99
	Capital One Financial Corp.	3.650%	5/11/27	800	791
	Capital One Financial Corp.	7.149%	10/29/27	200	207
	Capital One Financial Corp.	3.800%	1/31/28	300	296
	Capital One Financial Corp.	5.468%	2/1/29	200	205

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Capital One Financial Corp.	5.700%	2/1/30	595	615
Capital One Financial Corp.	3.273%	3/1/30	230	220
Capital One Financial Corp.	7.624%	10/30/31	200	226
Capital One Financial Corp.	2.618%	11/2/32	250	218
Capital One Financial Corp.	6.700%	11/29/32	250	273
Capital One Financial Corp.	5.817%	2/1/34	732	755
Capital One Financial Corp.	6.377%	6/8/34	300	319
Capital One Financial Corp.	6.051%	2/1/35	205	214
Capital One Financial Corp.	6.183%	1/30/36	305	310
Capital One NA	3.450%	7/27/26	309	306
Capital One NA	4.650%	9/13/28	250	251
Capital One NA	2.700%	2/6/30	100	92
Carlyle Secured Lending Inc.	6.750%	2/18/30	50	51
Charles Schwab Corp.	5.875%	8/24/26	180	183
Charles Schwab Corp.	3.200%	3/2/27	250	246
Charles Schwab Corp.	2.450%	3/3/27	245	238
Charles Schwab Corp.	3.200%	1/25/28	100	98
Charles Schwab Corp.	4.000%	2/1/29	125	124
Charles Schwab Corp.	5.643%	5/19/29	220	228
Charles Schwab Corp.	3.250%	5/22/29	100	97
Charles Schwab Corp.	2.750%	10/1/29	50	47
Charles Schwab Corp.	6.196%	11/17/29	220	233
Charles Schwab Corp.	4.625%	3/22/30	50	51
Charles Schwab Corp.	2.300%	5/13/31	500	445
Charles Schwab Corp.	2.900%	3/3/32	395	355
Charles Schwab Corp.	5.853%	5/19/34	300	318
Charles Schwab Corp.	6.136%	8/24/34	235	254
Chubb Corp.	6.000%	5/11/37	125	136
Chubb Corp.	6.500%	5/15/38	95	107
Chubb INA Holdings LLC	5.000%	3/15/34	125	127
Chubb INA Holdings LLC	6.700%	5/15/36	200	227
Chubb INA Holdings LLC	4.150%	3/13/43	100	85
Chubb INA Holdings LLC	4.350%	11/3/45	350	303
Chubb INA Holdings LLC	2.850%	12/15/51	100	64
Chubb INA Holdings LLC	3.050%	12/15/61	200	124
Cincinnati Financial Corp.	6.920%	5/15/28	100	107
Cincinnati Financial Corp.	6.125%	11/1/34	75	80
Citibank NA	4.929%	8/6/26	350	352
Citibank NA	5.488%	12/4/26	450	457
Citibank NA	4.876%	11/19/27	525	528
Citibank NA	4.838%	8/6/29	350	357
Citibank NA	4.914%	5/29/30	250	255
Citibank NA	5.570%	4/30/34	250	260
Citigroup Inc.	3.200%	10/21/26	1,025	1,011
Citigroup Inc.	4.300%	11/20/26	75	75
Citigroup Inc.	4.450%	9/29/27	1,230	1,231
Citigroup Inc.	3.887%	1/10/28	475	471
Citigroup Inc.	3.070%	2/24/28	1,000	978
Citigroup Inc.	4.643%	5/7/28	175	176
Citigroup Inc.	4.658%	5/24/28	350	351
Citigroup Inc.	3.668%	7/24/28	900	886
Citigroup Inc.	4.125%	7/25/28	100	99
Citigroup Inc.	3.520%	10/27/28	580	568
Citigroup Inc.	5.174%	2/13/30	450	459
Citigroup Inc.	3.980%	3/20/30	475	465
Citigroup Inc.	4.542%	9/19/30	350	348
Citigroup Inc.	2.976%	11/5/30	300	281
Citigroup Inc.	2.666%	1/29/31	500	458
Citigroup Inc.	4.412%	3/31/31	750	742
Citigroup Inc.	4.952%	5/7/31	175	177
Citigroup Inc.	2.572%	6/3/31	500	453
Citigroup Inc.	6.625%	6/15/32	100	109
Citigroup Inc.	2.520%	11/3/32	475	415
Citigroup Inc.	3.057%	1/25/33	230	206
Citigroup Inc.	3.785%	3/17/33	600	560
Citigroup Inc.	4.910%	5/24/33	220	219
Citigroup Inc.	6.270%	11/17/33	500	539
Citigroup Inc.	6.174%	5/25/34	350	365
Citigroup Inc.	5.827%	2/13/35	1,050	1,070
Citigroup Inc.	6.125%	8/25/36	75	78

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Inc.	3.878%	1/24/39	225	194
Citigroup Inc.	8.125%	7/15/39	562	707
Citigroup Inc.	5.411%	9/19/39	350	340
Citigroup Inc.	5.316%	3/26/41	1,000	976
Citigroup Inc.	5.875%	1/30/42	100	103
Citigroup Inc.	5.300%	5/6/44	375	351
Citigroup Inc.	4.650%	7/30/45	200	176
Citigroup Inc.	4.750%	5/18/46	375	321
Citigroup Inc.	4.650%	7/23/48	450	388
Citigroup Inc.	5.612%	3/4/56	175	172
Citizens Financial Group Inc.	2.850%	7/27/26	175	172
Citizens Financial Group Inc.	5.841%	1/23/30	200	207
Citizens Financial Group Inc.	2.500%	2/6/30	200	181
Citizens Financial Group Inc.	5.253%	3/5/31	120	122
Citizens Financial Group Inc.	2.638%	9/30/32	125	105
Citizens Financial Group Inc.	6.645%	4/25/35	129	139
CME Group Inc.	4.400%	3/15/30	200	201
CME Group Inc.	2.650%	3/15/32	500	448
CME Group Inc.	5.300%	9/15/43	200	200
CNA Financial Corp.	3.450%	8/15/27	100	98
CNA Financial Corp.	3.900%	5/1/29	100	98
CNA Financial Corp.	5.125%	2/15/34	170	170
CNO Financial Group Inc.	5.250%	5/30/29	100	101
CNO Financial Group Inc.	6.450%	6/15/34	125	131
Comerica Bank	5.332%	8/25/33	250	243
Comerica Inc.	4.000%	2/1/29	90	88
Comerica Inc.	5.982%	1/30/30	200	205
Commonwealth Bank of Australia	4.577%	11/27/26	200	201
Commonwealth Bank of Australia	4.423%	3/14/28	250	252
Cooperatieve Rabobank UA	3.750%	7/21/26	475	471
Cooperatieve Rabobank UA	5.500%	10/5/26	250	254
Cooperatieve Rabobank UA	4.883%	1/21/28	250	255
Cooperatieve Rabobank UA	4.800%	1/9/29	250	255
Cooperatieve Rabobank UA	4.494%	10/17/29	250	253
Cooperatieve Rabobank UA	5.250%	5/24/41	100	98
Cooperatieve Rabobank UA	5.750%	12/1/43	250	252
Cooperatieve Rabobank UA	5.250%	8/4/45	250	236
Corebridge Financial Inc.	3.850%	4/5/29	185	181
Corebridge Financial Inc.	3.900%	4/5/32	500	469
Corebridge Financial Inc.	6.050%	9/15/33	400	421
Corebridge Financial Inc.	5.750%	1/15/34	232	241
Corebridge Financial Inc.	4.350%	4/5/42	100	84
Corebridge Financial Inc.	4.400%	4/5/52	215	172
Corebridge Financial Inc.	6.875%	12/15/52	150	155
Corebridge Financial Inc.	6.375%	9/15/54	150	150
Credit Suisse USA LLC	7.125%	7/15/32	100	114
Deutsche Bank AG	7.146%	7/13/27	500	513
Deutsche Bank AG	2.311%	11/16/27	250	243
Deutsche Bank AG	5.706%	2/8/28	150	153
Deutsche Bank AG	6.720%	1/18/29	325	341
Deutsche Bank AG	6.819%	11/20/29	275	293
Deutsche Bank AG	5.297%	5/9/31	200	203
Deutsche Bank AG	3.729%	1/14/32	250	229
Deutsche Bank AG	3.035%	5/28/32	160	144
Deutsche Bank AG	4.875%	12/1/32	240	237
Deutsche Bank AG	3.742%	1/7/33	215	193
Deutsche Bank AG	7.079%	2/10/34	200	213
Deutsche Bank AG	5.403%	9/11/35	350	348
Eaton Vance Corp.	3.500%	4/6/27	100	99
Enact Holdings Inc.	6.250%	5/28/29	125	130
Enstar Finance LLC	5.500%	1/15/42	102	100
Enstar Group Ltd.	4.950%	6/1/29	242	244
Equifax Inc.	5.100%	6/1/28	400	408
Equifax Inc.	4.800%	9/15/29	100	101
Equifax Inc.	3.100%	5/15/30	120	112
Equifax Inc.	2.350%	9/15/31	200	174
Equitable Holdings Inc.	4.350%	4/20/28	279	278
Equitable Holdings Inc.	5.594%	1/11/33	100	104
Equitable Holdings Inc.	5.000%	4/20/48	238	210
Essent Group Ltd.	6.250%	7/1/29	100	104

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	88
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	310
F&G Annuities & Life Inc.	6.250%	10/4/34	85	84
FactSet Research Systems Inc.	3.450%	3/1/32	100	91
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	50
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	100
Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	206
Fairfax Financial Holdings Ltd.	6.000%	12/7/33	125	130
Fairfax Financial Holdings Ltd.	6.350%	3/22/54	175	178
Fairfax Financial Holdings Ltd.	6.100%	3/15/55	100	99
Fidelity National Financial Inc.	3.400%	6/15/30	100	93
Fidelity National Financial Inc.	2.450%	3/15/31	275	239
Fidelity National Information Services Inc.	1.650%	3/1/28	200	187
Fidelity National Information Services Inc.	3.750%	5/21/29	100	97
Fidelity National Information Services Inc.	2.250%	3/1/31	300	263
Fidelity National Information Services Inc.	3.100%	3/1/41	200	147
Fifth Third Bancorp	2.550%	5/5/27	100	97
Fifth Third Bancorp	1.707%	11/1/27	200	193
Fifth Third Bancorp	3.950%	3/14/28	75	74
Fifth Third Bancorp	6.339%	7/27/29	200	211
Fifth Third Bancorp	4.772%	7/28/30	125	126
Fifth Third Bancorp	5.631%	1/29/32	275	286
Fifth Third Bancorp	8.250%	3/1/38	200	241
Fifth Third Bank NA	2.250%	2/1/27	250	242
First American Financial Corp.	2.400%	8/15/31	200	171
First American Financial Corp.	5.450%	9/30/34	100	98
First Horizon Corp.	5.514%	3/7/31	450	456
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	78
Fiserv Inc.	3.200%	7/1/26	700	692
Fiserv Inc.	2.250%	6/1/27	300	289
Fiserv Inc.	4.200%	10/1/28	200	199
Fiserv Inc.	3.500%	7/1/29	831	800
Fiserv Inc.	4.750%	3/15/30	250	252
Fiserv Inc.	2.650%	6/1/30	200	183
Fiserv Inc.	5.625%	8/21/33	94	98
Fiserv Inc.	5.450%	3/15/34	182	186
Fiserv Inc.	5.150%	8/12/34	200	200
Fiserv Inc.	4.400%	7/1/49	415	340
Franklin Resources Inc.	2.950%	8/12/51	200	123
GATX Corp.	3.250%	9/15/26	50	49
GATX Corp.	3.850%	3/30/27	175	173
GATX Corp.	3.500%	3/15/28	100	98
GATX Corp.	4.550%	11/7/28	150	150
GATX Corp.	4.700%	4/1/29	75	76
GATX Corp.	3.500%	6/1/32	50	46
GATX Corp.	6.900%	5/1/34	200	222
GATX Corp.	4.500%	3/30/45	50	41
GATX Corp.	3.100%	6/1/51	200	125
GATX Corp.	6.050%	6/5/54	200	200
Global Payments Inc.	2.150%	1/15/27	200	194
Global Payments Inc.	2.900%	5/15/30	279	257
Global Payments Inc.	2.900%	11/15/31	200	177
Global Payments Inc.	5.400%	8/15/32	200	204
Global Payments Inc.	4.150%	8/15/49	200	148
Global Payments Inc.	5.950%	8/15/52	75	72
Globe Life Inc.	4.550%	9/15/28	80	80
Goldman Sachs Capital I	6.345%	2/15/34	225	234
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,236
Goldman Sachs Group Inc.	5.950%	1/15/27	400	411
Goldman Sachs Group Inc.	3.850%	1/26/27	350	348
Goldman Sachs Group Inc.	1.542%	9/10/27	200	193
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,308
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	979
Goldman Sachs Group Inc.	3.615%	3/15/28	495	488
Goldman Sachs Group Inc.	3.691%	6/5/28	625	616
Goldman Sachs Group Inc.	4.482%	8/23/28	475	476
Goldman Sachs Group Inc.	3.814%	4/23/29	450	443
Goldman Sachs Group Inc.	4.223%	5/1/29	475	472
Goldman Sachs Group Inc.	6.484%	10/24/29	450	477
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,220

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	5.727%	4/25/30	225	234
	Goldman Sachs Group Inc.	4.692%	10/23/30	475	476
	Goldman Sachs Group Inc.	5.207%	1/28/31	275	281
	Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,342
	Goldman Sachs Group Inc.	2.650%	10/21/32	800	706
	Goldman Sachs Group Inc.	3.102%	2/24/33	300	270
	Goldman Sachs Group Inc.	5.851%	4/25/35	55	58
	Goldman Sachs Group Inc.	5.330%	7/23/35	570	577
	Goldman Sachs Group Inc.	5.016%	10/23/35	475	469
	Goldman Sachs Group Inc.	5.536%	1/28/36	1,000	1,026
	Goldman Sachs Group Inc.	6.450%	5/1/36	50	53
	Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,070
	Goldman Sachs Group Inc.	4.017%	10/31/38	405	353
	Goldman Sachs Group Inc.	4.411%	4/23/39	500	451
	Goldman Sachs Group Inc.	6.250%	2/1/41	675	722
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	770
	Goldman Sachs Group Inc.	5.150%	5/22/45	475	427
	Goldman Sachs Group Inc.	5.561%	11/19/45	525	517
[6]	Goldman Sachs Private Credit Corp.	5.875%	5/6/28	50	51
[6]	Goldman Sachs Private Credit Corp.	6.250%	5/6/30	50	51
	Golub Capital BDC Inc.	2.050%	2/15/27	65	62
	Golub Capital BDC Inc.	7.050%	12/5/28	80	84
	Golub Capital Private Credit Fund	5.800%	9/12/29	50	50
	Golub Capital Private Credit Fund	5.875%	5/1/30	200	200
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/31	225	228
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	150	150
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/35	200	204
	Hartford Insurance Group Inc.	2.800%	8/19/29	350	329
	Hartford Insurance Group Inc.	5.950%	10/15/36	50	52
	Hartford Insurance Group Inc.	6.100%	10/1/41	100	104
	Hartford Insurance Group Inc.	4.300%	4/15/43	175	147
	Hartford Insurance Group Inc.	3.600%	8/19/49	125	91
	Hartford Insurance Group Inc.	2.900%	9/15/51	200	125
	Hercules Capital Inc.	6.000%	6/16/30	200	200
[6]	HPS Corporate Lending Fund	5.300%	6/5/27	50	50
	HPS Corporate Lending Fund	5.450%	1/14/28	150	150
[6]	HPS Corporate Lending Fund	5.850%	6/5/30	200	200
	HPS Corporate Lending Fund	5.950%	4/14/32	200	199
	HSBC Bank USA NA	7.000%	1/15/39	250	287
	HSBC Holdings plc	7.336%	11/3/26	250	252
	HSBC Holdings plc	5.887%	8/14/27	340	345
	HSBC Holdings plc	2.251%	11/22/27	435	422
	HSBC Holdings plc	4.041%	3/13/28	400	397
	HSBC Holdings plc	5.210%	8/11/28	815	826
	HSBC Holdings plc	5.130%	11/19/28	200	203
	HSBC Holdings plc	4.899%	3/3/29	225	227
	HSBC Holdings plc	4.583%	6/19/29	400	401
	HSBC Holdings plc	2.206%	8/17/29	500	466
	HSBC Holdings plc	4.950%	3/31/30	250	254
	HSBC Holdings plc	3.973%	5/22/30	570	555
	HSBC Holdings plc	5.286%	11/19/30	200	204
	HSBC Holdings plc	5.130%	3/3/31	200	203
	HSBC Holdings plc	2.848%	6/4/31	800	731
	HSBC Holdings plc	7.625%	5/17/32	100	113
	HSBC Holdings plc	2.804%	5/24/32	500	444
	HSBC Holdings plc	2.871%	11/22/32	1,225	1,083
	HSBC Holdings plc	7.350%	11/27/32	100	109
	HSBC Holdings plc	4.762%	3/29/33	300	293
	HSBC Holdings plc	5.402%	8/11/33	275	282
	HSBC Holdings plc	8.113%	11/3/33	250	289
	HSBC Holdings plc	6.254%	3/9/34	350	374
	HSBC Holdings plc	6.547%	6/20/34	200	212
	HSBC Holdings plc	7.399%	11/13/34	200	224
	HSBC Holdings plc	5.719%	3/4/35	700	726
	HSBC Holdings plc	5.874%	11/18/35	307	310
	HSBC Holdings plc	5.450%	3/3/36	500	503
	HSBC Holdings plc	6.500%	5/2/36	600	636
	HSBC Holdings plc	5.790%	5/13/36	345	355
	HSBC Holdings plc	6.500%	9/15/37	50	53
	HSBC Holdings plc	6.800%	6/1/38	200	216

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HSBC Holdings plc	6.332%	3/9/44	550	591
HSBC Holdings plc	5.250%	3/14/44	750	711
HSBC USA Inc.	4.650%	6/3/28	200	202
Huntington Bancshares Inc.	4.443%	8/4/28	200	200
Huntington Bancshares Inc.	6.208%	8/21/29	205	215
Huntington Bancshares Inc.	2.550%	2/4/30	250	229
Huntington Bancshares Inc.	5.272%	1/15/31	225	230
Huntington Bancshares Inc.	5.709%	2/2/35	217	222
Huntington Bancshares Inc.	2.487%	8/15/36	100	84
Huntington Bancshares Inc.	6.141%	11/18/39	250	255
Huntington National Bank	4.270%	11/25/26	150	148
Huntington National Bank	4.871%	4/12/28	250	252
Huntington National Bank	4.552%	5/17/28	250	251
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	247
ING Groep NV	3.950%	3/29/27	300	299
ING Groep NV	4.017%	3/28/28	200	199
ING Groep NV	4.550%	10/2/28	200	201
ING Groep NV	4.858%	3/25/29	200	202
ING Groep NV	4.050%	4/9/29	200	197
ING Groep NV	5.335%	3/19/30	270	277
ING Groep NV	5.066%	3/25/31	200	203
ING Groep NV	6.114%	9/11/34	250	266
ING Groep NV	5.550%	3/19/35	500	512
ING Groep NV	5.525%	3/25/36	200	204
Intercontinental Exchange Inc.	3.100%	9/15/27	150	147
Intercontinental Exchange Inc.	4.000%	9/15/27	150	149
Intercontinental Exchange Inc.	3.750%	9/21/28	75	74
Intercontinental Exchange Inc.	4.350%	6/15/29	122	122
Intercontinental Exchange Inc.	2.100%	6/15/30	750	672
Intercontinental Exchange Inc.	1.850%	9/15/32	500	415
Intercontinental Exchange Inc.	4.600%	3/15/33	415	413
Intercontinental Exchange Inc.	2.650%	9/15/40	500	362
Intercontinental Exchange Inc.	4.250%	9/21/48	175	144
Intercontinental Exchange Inc.	3.000%	6/15/50	60	39
Intercontinental Exchange Inc.	4.950%	6/15/52	111	100
Intercontinental Exchange Inc.	3.000%	9/15/60	300	182
Intercontinental Exchange Inc.	5.200%	6/15/62	110	103
Invesco Finance plc	5.375%	11/30/43	75	71
Jackson Financial Inc.	3.125%	11/23/31	250	222
Jefferies Financial Group Inc.	4.850%	1/15/27	200	202
Jefferies Financial Group Inc.	5.875%	7/21/28	200	207
Jefferies Financial Group Inc.	4.150%	1/23/30	300	293
Jefferies Financial Group Inc.	6.200%	4/14/34	275	287
Jefferies Financial Group Inc.	6.250%	1/15/36	75	78
Jefferies Financial Group Inc.	6.500%	1/20/43	75	78
JPMorgan Chase & Co.	2.950%	10/1/26	875	862
JPMorgan Chase & Co.	4.125%	12/15/26	450	450
JPMorgan Chase & Co.	1.470%	9/22/27	500	482
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	986
JPMorgan Chase & Co.	5.040%	1/23/28	440	445
JPMorgan Chase & Co.	3.782%	2/1/28	625	620
JPMorgan Chase & Co.	5.571%	4/22/28	350	357
JPMorgan Chase & Co.	3.540%	5/1/28	350	345
JPMorgan Chase & Co.	4.979%	7/22/28	165	167
JPMorgan Chase & Co.	4.505%	10/22/28	125	125
JPMorgan Chase & Co.	3.509%	1/23/29	575	563
JPMorgan Chase & Co.	4.915%	1/24/29	160	162
JPMorgan Chase & Co.	4.005%	4/23/29	300	297
JPMorgan Chase & Co.	2.069%	6/1/29	625	587
JPMorgan Chase & Co.	4.203%	7/23/29	250	249
JPMorgan Chase & Co.	5.299%	7/24/29	515	529
JPMorgan Chase & Co.	6.087%	10/23/29	212	223
JPMorgan Chase & Co.	4.452%	12/5/29	300	301
JPMorgan Chase & Co.	5.012%	1/23/30	305	311
JPMorgan Chase & Co.	5.581%	4/22/30	2,350	2,441
JPMorgan Chase & Co.	4.995%	7/22/30	325	331
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,398
JPMorgan Chase & Co.	4.603%	10/22/30	470	472
JPMorgan Chase & Co.	5.140%	1/24/31	240	246
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,048

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,828
	JPMorgan Chase & Co.	2.956%	5/13/31	500	462
	JPMorgan Chase & Co.	1.764%	11/19/31	500	433
	JPMorgan Chase & Co.	2.580%	4/22/32	500	447
	JPMorgan Chase & Co.	2.963%	1/25/33	1,000	898
	JPMorgan Chase & Co.	4.912%	7/25/33	1,500	1,509
	JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,042
	JPMorgan Chase & Co.	5.350%	6/1/34	703	724
	JPMorgan Chase & Co.	5.336%	1/23/35	525	537
	JPMorgan Chase & Co.	5.766%	4/22/35	350	368
	JPMorgan Chase & Co.	5.294%	7/22/35	200	204
	JPMorgan Chase & Co.	4.946%	10/22/35	185	183
	JPMorgan Chase & Co.	5.502%	1/24/36	300	309
	JPMorgan Chase & Co.	5.572%	4/22/36	567	588
	JPMorgan Chase & Co.	6.400%	5/15/38	450	500
	JPMorgan Chase & Co.	3.882%	7/24/38	500	441
	JPMorgan Chase & Co.	5.500%	10/15/40	650	663
	JPMorgan Chase & Co.	3.109%	4/22/41	500	382
	JPMorgan Chase & Co.	5.600%	7/15/41	275	282
	JPMorgan Chase & Co.	5.400%	1/6/42	150	150
	JPMorgan Chase & Co.	3.157%	4/22/42	450	340
	JPMorgan Chase & Co.	5.625%	8/16/43	300	302
	JPMorgan Chase & Co.	4.950%	6/1/45	100	91
	JPMorgan Chase & Co.	5.534%	11/29/45	425	426
	JPMorgan Chase & Co.	4.260%	2/22/48	375	316
	JPMorgan Chase & Co.	4.032%	7/24/48	500	405
	JPMorgan Chase & Co.	3.964%	11/15/48	1,000	800
	JPMorgan Chase & Co.	3.897%	1/23/49	400	316
	JPMorgan Chase & Co.	3.109%	4/22/51	500	336
	JPMorgan Chase & Co.	3.328%	4/22/52	745	522
	JPMorgan Chase Bank NA	5.110%	12/8/26	290	294
	KeyBank NA	5.850%	11/15/27	250	258
	KeyBank NA	6.950%	2/1/28	250	264
	KeyBank NA	5.000%	1/26/33	250	246
	KeyCorp	4.100%	4/30/28	600	596
	KeyCorp	2.550%	10/1/29	150	138
	KeyCorp	5.121%	4/4/31	150	152
	KeyCorp	6.401%	3/6/35	200	213
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.500%	8/1/30	50	50
	Lazard Group LLC	3.625%	3/1/27	100	98
	Lazard Group LLC	4.500%	9/19/28	100	100
	Legg Mason Inc.	5.625%	1/15/44	120	119
	Lincoln National Corp.	3.625%	12/12/26	75	74
	Lincoln National Corp.	3.800%	3/1/28	100	98
	Lincoln National Corp.	3.050%	1/15/30	285	268
	Lincoln National Corp.	6.300%	10/9/37	75	78
	Lincoln National Corp.	7.000%	6/15/40	100	111
	Lloyds Banking Group plc	3.750%	1/11/27	436	432
	Lloyds Banking Group plc	5.985%	8/7/27	275	279
	Lloyds Banking Group plc	3.750%	3/18/28	200	198
	Lloyds Banking Group plc	4.375%	3/22/28	250	250
	Lloyds Banking Group plc	4.550%	8/16/28	200	201
	Lloyds Banking Group plc	3.574%	11/7/28	200	196
	Lloyds Banking Group plc	5.087%	11/26/28	200	203
	Lloyds Banking Group plc	5.871%	3/6/29	200	207
	Lloyds Banking Group plc	5.721%	6/5/30	200	208
	Lloyds Banking Group plc	7.953%	11/15/33	200	229
	Lloyds Banking Group plc	5.679%	1/5/35	360	369
	Lloyds Banking Group plc	5.590%	11/26/35	200	203
	Lloyds Banking Group plc	6.068%	6/13/36	200	205
	Lloyds Banking Group plc	5.300%	12/1/45	150	140
	Lloyds Banking Group plc	4.344%	1/9/48	275	219
	Loews Corp.	6.000%	2/1/35	50	54
	Loews Corp.	4.125%	5/15/43	100	85
	LPL Holdings Inc.	4.900%	4/3/28	100	101
	LPL Holdings Inc.	6.750%	11/17/28	200	213
	LPL Holdings Inc.	5.650%	3/15/35	100	101
	LPL Holdings Inc.	5.750%	6/15/35	100	101
	M&T Bank Corp.	4.833%	1/16/29	125	126
	M&T Bank Corp.	7.413%	10/30/29	200	217

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
M&T Bank Corp.	5.179%	7/8/31	250	254
M&T Bank Corp.	6.082%	3/13/32	100	106
M&T Bank Corp.	5.053%	1/27/34	200	197
M&T Bank Corp.	5.385%	1/16/36	250	249
Main Street Capital Corp.	6.500%	6/4/27	200	205
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	252
Manufacturers & Traders Trust Co.	4.762%	7/6/28	250	252
Manulife Financial Corp.	4.061%	2/24/32	190	188
Manulife Financial Corp.	5.375%	3/4/46	200	197
Marex Group plc	5.829%	5/8/28	50	51
Marex Group plc	6.404%	11/4/29	100	103
Markel Group Inc.	3.500%	11/1/27	50	49
Markel Group Inc.	3.350%	9/17/29	75	72
Markel Group Inc.	4.300%	11/1/47	50	40
Markel Group Inc.	5.000%	5/20/49	150	131
Markel Group Inc.	4.150%	9/17/50	200	153
Markel Group Inc.	6.000%	5/16/54	100	100
Marsh & McLennan Cos. Inc.	4.550%	11/8/27	165	166
Marsh & McLennan Cos. Inc.	4.650%	3/15/30	165	167
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	460	412
Marsh & McLennan Cos. Inc.	4.850%	11/15/31	200	203
Marsh & McLennan Cos. Inc.	5.400%	9/15/33	200	207
Marsh & McLennan Cos. Inc.	5.150%	3/15/34	87	89
Marsh & McLennan Cos. Inc.	5.000%	3/15/35	350	350
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	237
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	84
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	164
Marsh & McLennan Cos. Inc.	5.700%	9/15/53	315	317
Marsh & McLennan Cos. Inc.	5.450%	3/15/54	91	88
Marsh & McLennan Cos. Inc.	5.400%	3/15/55	220	212
Mastercard Inc.	2.950%	11/21/26	100	99
Mastercard Inc.	3.300%	3/26/27	200	198
Mastercard Inc.	4.100%	1/15/28	161	162
Mastercard Inc.	4.875%	3/9/28	200	205
Mastercard Inc.	2.950%	6/1/29	275	264
Mastercard Inc.	3.350%	3/26/30	300	289
Mastercard Inc.	2.000%	11/18/31	200	174
Mastercard Inc.	4.350%	1/15/32	323	322
Mastercard Inc.	4.950%	3/15/32	200	206
Mastercard Inc.	4.875%	5/9/34	300	304
Mastercard Inc.	4.550%	1/15/35	665	654
Mastercard Inc.	3.950%	2/26/48	100	81
Mastercard Inc.	3.650%	6/1/49	200	153
Mastercard Inc.	3.850%	3/26/50	200	158
Mercury General Corp.	4.400%	3/15/27	75	74
MetLife Inc.	6.500%	12/15/32	175	196
MetLife Inc.	5.375%	7/15/33	200	208
MetLife Inc.	6.375%	6/15/34	100	111
MetLife Inc.	5.300%	12/15/34	235	241
MetLife Inc.	5.875%	2/6/41	590	612
MetLife Inc.	4.125%	8/13/42	175	147
MetLife Inc.	4.875%	11/13/43	355	326
MetLife Inc.	5.250%	1/15/54	200	188
MetLife Inc.	6.350%	3/15/55	175	180
MetLife Inc.	6.400%	12/15/66	210	218
MGIC Investment Corp.	5.250%	8/15/28	31	31
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	246
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	495
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	388
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	246
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	387
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	199
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	199
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	204
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	196
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	230
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	167
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	46
Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	205
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	444

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	300	307
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	354
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	192
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	506
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	334	343
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	525	536
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	200	206
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/36	500	515
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	46
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	172
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	248
	Mizuho Financial Group Inc.	1.554%	7/9/27	200	194
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	324
	Mizuho Financial Group Inc.	5.778%	7/6/29	225	234
	Mizuho Financial Group Inc.	4.254%	9/11/29	400	398
	Mizuho Financial Group Inc.	3.153%	7/16/30	500	473
	Mizuho Financial Group Inc.	2.869%	9/13/30	100	93
	Mizuho Financial Group Inc.	5.098%	5/13/31	200	204
[4]	Mizuho Financial Group Inc.	4.711%	7/8/31	200	200
	Mizuho Financial Group Inc.	2.564%	9/13/31	250	218
	Mizuho Financial Group Inc.	2.172%	5/22/32	500	432
	Mizuho Financial Group Inc.	5.748%	7/6/34	780	811
	Mizuho Financial Group Inc.	5.579%	5/26/35	250	256
	Moody's Corp.	3.250%	1/15/28	200	196
	Moody's Corp.	2.000%	8/19/31	500	434
	Moody's Corp.	2.750%	8/19/41	100	70
	Moody's Corp.	4.875%	12/17/48	125	112
	Moody's Corp.	3.750%	2/25/52	100	74
	Moody's Corp.	3.100%	11/29/61	150	93
	Morgan Stanley	5.000%	11/24/25	650	650
	Morgan Stanley	3.125%	7/27/26	700	691
	Morgan Stanley	6.250%	8/9/26	1,796	1,832
	Morgan Stanley	4.350%	9/8/26	666	665
	Morgan Stanley	3.625%	1/20/27	250	248
	Morgan Stanley	3.950%	4/23/27	325	323
	Morgan Stanley	2.475%	1/21/28	500	485
	Morgan Stanley	5.652%	4/13/28	225	230
	Morgan Stanley	4.210%	4/20/28	200	200
[5]	Morgan Stanley	3.591%	7/22/28	935	919
	Morgan Stanley	6.296%	10/18/28	500	521
	Morgan Stanley	3.772%	1/24/29	575	566
	Morgan Stanley	5.123%	2/1/29	350	356
	Morgan Stanley	5.164%	4/20/29	450	459
	Morgan Stanley	5.449%	7/20/29	350	360
	Morgan Stanley	6.407%	11/1/29	350	371
	Morgan Stanley	5.173%	1/16/30	350	357
	Morgan Stanley	4.431%	1/23/30	550	549
	Morgan Stanley	5.656%	4/18/30	225	234
	Morgan Stanley	5.042%	7/19/30	350	356
	Morgan Stanley	4.654%	10/18/30	425	426
	Morgan Stanley	5.230%	1/15/31	200	205
	Morgan Stanley	3.622%	4/1/31	600	575
	Morgan Stanley	5.192%	4/17/31	275	282
	Morgan Stanley	1.794%	2/13/32	500	428
	Morgan Stanley	7.250%	4/1/32	150	173
	Morgan Stanley	1.928%	4/28/32	200	171
	Morgan Stanley	2.239%	7/21/32	500	433
	Morgan Stanley	2.511%	10/20/32	600	526
	Morgan Stanley	2.943%	1/21/33	850	759
	Morgan Stanley	4.889%	7/20/33	350	350
	Morgan Stanley	5.250%	4/21/34	450	458
	Morgan Stanley	5.424%	7/21/34	450	461
	Morgan Stanley	6.627%	11/1/34	350	386
	Morgan Stanley	5.466%	1/18/35	425	435
	Morgan Stanley	5.831%	4/19/35	575	603
	Morgan Stanley	5.320%	7/19/35	350	354
	Morgan Stanley	5.587%	1/18/36	1,275	1,311
	Morgan Stanley	5.664%	4/17/36	798	827
	Morgan Stanley	2.484%	9/16/36	850	722
	Morgan Stanley	5.297%	4/20/37	350	348

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.948%	1/19/38	350	360
[5]	Morgan Stanley	3.971%	7/22/38	375	327
	Morgan Stanley	4.457%	4/22/39	250	231
	Morgan Stanley	3.217%	4/22/42	325	247
	Morgan Stanley	6.375%	7/24/42	600	656
	Morgan Stanley	4.300%	1/27/45	650	554
	Morgan Stanley	2.802%	1/25/52	940	581
	Morgan Stanley	5.516%	11/19/55	1,200	1,173
	Morgan Stanley Bank NA	5.882%	10/30/26	275	281
	Morgan Stanley Bank NA	4.447%	10/15/27	425	426
	Morgan Stanley Bank NA	4.952%	1/14/28	200	202
	Morgan Stanley Bank NA	5.504%	5/26/28	925	945
	Morgan Stanley Bank NA	4.968%	7/14/28	350	354
	Morgan Stanley Bank NA	5.016%	1/12/29	340	345
	Morgan Stanley Direct Lending Fund	6.000%	5/19/30	150	151
	Nasdaq Inc.	1.650%	1/15/31	250	216
	Nasdaq Inc.	5.550%	2/15/34	175	182
	Nasdaq Inc.	2.500%	12/21/40	200	139
	Nasdaq Inc.	3.250%	4/28/50	35	24
	Nasdaq Inc.	5.950%	8/15/53	200	204
	Nasdaq Inc.	6.100%	6/28/63	200	204
	National Australia Bank Ltd.	5.087%	6/11/27	250	255
	National Australia Bank Ltd.	4.944%	1/12/28	250	255
	National Australia Bank Ltd.	4.308%	6/13/28	250	252
	National Australia Bank Ltd.	4.900%	6/13/28	500	512
	National Australia Bank Ltd.	4.787%	1/10/29	250	255
	National Australia Bank Ltd.	4.901%	1/14/30	250	257
	National Australia Bank Ltd.	4.534%	6/13/30	250	253
	National Bank of Canada	5.600%	12/18/28	250	260
	NatWest Group plc	7.472%	11/10/26	200	202
	NatWest Group plc	5.583%	3/1/28	200	204
	NatWest Group plc	5.516%	9/30/28	200	204
	NatWest Group plc	4.892%	5/18/29	1,000	1,010
	NatWest Group plc	5.808%	9/13/29	200	208
	NatWest Group plc	5.076%	1/27/30	200	203
	NatWest Group plc	4.445%	5/8/30	700	694
	NatWest Group plc	4.964%	8/15/30	200	202
	NatWest Group plc	6.016%	3/2/34	200	212
	NatWest Group plc	6.475%	6/1/34	200	209
	NatWest Group plc	5.778%	3/1/35	275	285
	NatWest Group plc	3.032%	11/28/35	200	180
	Nomura Holdings Inc.	2.329%	1/22/27	200	193
	Nomura Holdings Inc.	5.594%	7/2/27	200	204
	Nomura Holdings Inc.	5.386%	7/6/27	200	203
	Nomura Holdings Inc.	2.172%	7/14/28	200	187
	Nomura Holdings Inc.	5.605%	7/6/29	225	233
	Nomura Holdings Inc.	3.103%	1/16/30	400	373
[4]	Nomura Holdings Inc.	4.904%	7/1/30	200	201
	Nomura Holdings Inc.	2.679%	7/16/30	250	227
	Nomura Holdings Inc.	2.608%	7/14/31	200	176
	Nomura Holdings Inc.	2.999%	1/22/32	200	177
	Nomura Holdings Inc.	5.783%	7/3/34	200	207
[4]	Nomura Holdings Inc.	5.491%	6/29/35	200	201
	Northern Trust Corp.	3.650%	8/3/28	100	99
	Northern Trust Corp.	3.375%	5/8/32	50	49
	Northern Trust Corp.	6.125%	11/2/32	200	216
	Oaktree Specialty Lending Corp.	6.340%	2/27/30	100	99
	Old Republic International Corp.	3.875%	8/26/26	100	99
	Old Republic International Corp.	3.850%	6/11/51	200	142
	ORIX Corp.	3.700%	7/18/27	200	197
	ORIX Corp.	4.650%	9/10/29	95	96
	ORIX Corp.	2.250%	3/9/31	50	44
	PartnerRe Finance B LLC	3.700%	7/2/29	95	92
	PartnerRe Finance B LLC	4.500%	10/1/50	100	93
	PayPal Holdings Inc.	2.650%	10/1/26	300	295
	PayPal Holdings Inc.	4.450%	3/6/28	63	64
	PayPal Holdings Inc.	2.850%	10/1/29	400	378
	PayPal Holdings Inc.	2.300%	6/1/30	200	182
	PayPal Holdings Inc.	5.150%	6/1/34	600	609
	PayPal Holdings Inc.	5.100%	4/1/35	99	99

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PayPal Holdings Inc.	3.250%	6/1/50	210	143
PayPal Holdings Inc.	5.500%	6/1/54	200	196
PNC Bank NA	3.100%	10/25/27	250	244
PNC Bank NA	3.250%	1/22/28	150	146
PNC Bank NA	4.050%	7/26/28	250	248
PNC Bank NA	2.700%	10/22/29	150	140
PNC Financial Services Group Inc.	3.150%	5/19/27	450	442
PNC Financial Services Group Inc.	5.102%	7/23/27	120	121
PNC Financial Services Group Inc.	6.615%	10/20/27	200	206
PNC Financial Services Group Inc.	5.300%	1/21/28	200	203
PNC Financial Services Group Inc.	3.450%	4/23/29	500	487
PNC Financial Services Group Inc.	5.582%	6/12/29	200	207
PNC Financial Services Group Inc.	2.550%	1/22/30	425	394
PNC Financial Services Group Inc.	5.492%	5/14/30	225	233
PNC Financial Services Group Inc.	5.222%	1/29/31	350	359
PNC Financial Services Group Inc.	4.899%	5/13/31	200	203
PNC Financial Services Group Inc.	4.812%	10/21/32	250	251
PNC Financial Services Group Inc.	4.626%	6/6/33	200	194
PNC Financial Services Group Inc.	6.037%	10/28/33	255	271
PNC Financial Services Group Inc.	5.068%	1/24/34	200	201
PNC Financial Services Group Inc.	5.939%	8/18/34	590	625
PNC Financial Services Group Inc.	6.875%	10/20/34	430	481
PNC Financial Services Group Inc.	5.676%	1/22/35	500	519
PNC Financial Services Group Inc.	5.401%	7/23/35	265	270
PNC Financial Services Group Inc.	5.575%	1/29/36	800	825
Principal Financial Group Inc.	3.100%	11/15/26	100	98
Principal Financial Group Inc.	4.625%	9/15/42	50	44
Principal Financial Group Inc.	4.350%	5/15/43	150	128
Principal Financial Group Inc.	4.300%	11/15/46	195	163
Progressive Corp.	2.450%	1/15/27	150	146
Progressive Corp.	4.000%	3/1/29	100	99
Progressive Corp.	6.625%	3/1/29	125	135
Progressive Corp.	4.950%	6/15/33	100	102
Progressive Corp.	4.350%	4/25/44	50	43
Progressive Corp.	4.125%	4/15/47	290	238
Progressive Corp.	4.200%	3/15/48	115	95
Progressive Corp.	3.950%	3/26/50	180	141
Progressive Corp.	3.700%	3/15/52	100	75
Prudential Financial Inc.	3.878%	3/27/28	163	162
Prudential Financial Inc.	5.750%	7/15/33	100	107
Prudential Financial Inc.	5.200%	3/14/35	75	76
Prudential Financial Inc.	5.700%	12/14/36	125	131
Prudential Financial Inc.	6.625%	12/1/37	65	73
Prudential Financial Inc.	3.000%	3/10/40	50	38
Prudential Financial Inc.	6.625%	6/21/40	65	73
Prudential Financial Inc.	5.100%	8/15/43	42	38
Prudential Financial Inc.	4.600%	5/15/44	275	243
Prudential Financial Inc.	3.905%	12/7/47	132	103
Prudential Financial Inc.	5.700%	9/15/48	250	253
Prudential Financial Inc.	3.935%	12/7/49	363	278
Prudential Financial Inc.	4.350%	2/25/50	210	174
Prudential Financial Inc.	3.700%	10/1/50	200	183
Prudential Financial Inc.	5.125%	3/1/52	250	241
Prudential Financial Inc.	6.000%	9/1/52	150	151
Prudential Financial Inc.	6.500%	3/15/54	175	180
Prudential Funding Asia plc	3.125%	4/14/30	200	189
Radian Group Inc.	6.200%	5/15/29	118	123
Raymond James Financial Inc.	4.650%	4/1/30	55	56
Raymond James Financial Inc.	4.950%	7/15/46	135	121
Raymond James Financial Inc.	3.750%	4/1/51	250	182
Regions Bank	6.450%	6/26/37	250	259
Regions Financial Corp.	1.800%	8/12/28	120	111
Regions Financial Corp.	5.722%	6/6/30	200	207
Regions Financial Corp.	5.502%	9/6/35	100	100
Reinsurance Group of America Inc.	3.900%	5/15/29	50	49
Reinsurance Group of America Inc.	6.000%	9/15/33	165	173
Reinsurance Group of America Inc.	5.750%	9/15/34	175	180
Reinsurance Group of America Inc.	6.650%	9/15/55	195	194
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	74
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	73

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	132	136
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	85	87
	Royal Bank of Canada	1.400%	11/2/26	500	483
	Royal Bank of Canada	4.875%	1/19/27	200	202
	Royal Bank of Canada	2.050%	1/21/27	100	97
	Royal Bank of Canada	3.625%	5/4/27	200	198
	Royal Bank of Canada	5.069%	7/23/27	100	101
	Royal Bank of Canada	4.240%	8/3/27	200	200
	Royal Bank of Canada	4.510%	10/18/27	160	160
	Royal Bank of Canada	6.000%	11/1/27	200	208
	Royal Bank of Canada	4.900%	1/12/28	200	204
	Royal Bank of Canada	4.522%	10/18/28	140	141
	Royal Bank of Canada	4.965%	1/24/29	200	203
	Royal Bank of Canada	4.950%	2/1/29	200	205
	Royal Bank of Canada	4.969%	8/2/30	100	101
	Royal Bank of Canada	5.153%	2/4/31	463	472
	Royal Bank of Canada	4.970%	5/2/31	421	427
	Royal Bank of Canada	2.300%	11/3/31	1,000	877
	Royal Bank of Canada	3.875%	5/4/32	200	191
	Royal Bank of Canada	5.000%	2/1/33	465	472
	Royal Bank of Canada	5.000%	5/2/33	200	203
	Royal Bank of Canada	5.150%	2/1/34	200	205
	S&P Global Inc.	2.450%	3/1/27	250	243
	S&P Global Inc.	4.750%	8/1/28	140	142
	S&P Global Inc.	2.700%	3/1/29	250	237
	S&P Global Inc.	2.500%	12/1/29	125	116
	S&P Global Inc.	1.250%	8/15/30	200	172
	S&P Global Inc.	2.900%	3/1/32	300	273
	S&P Global Inc.	3.250%	12/1/49	150	106
	S&P Global Inc.	3.700%	3/1/52	200	151
	S&P Global Inc.	2.300%	8/15/60	100	51
	S&P Global Inc.	3.900%	3/1/62	100	75
	Santander Holdings USA Inc.	3.244%	10/5/26	400	394
	Santander Holdings USA Inc.	4.400%	7/13/27	250	250
	Santander Holdings USA Inc.	2.490%	1/6/28	200	194
	Santander Holdings USA Inc.	6.499%	3/9/29	200	209
	Santander Holdings USA Inc.	6.174%	1/9/30	200	208
	Santander Holdings USA Inc.	5.741%	3/20/31	125	128
	Santander Holdings USA Inc.	6.342%	5/31/35	125	131
	Santander UK Group Holdings plc	3.823%	11/3/28	200	196
	Santander UK Group Holdings plc	6.534%	1/10/29	415	434
	Selective Insurance Group Inc.	5.375%	3/1/49	50	45
	SiriusPoint Ltd.	7.000%	4/5/29	75	79
	Sixth Street Lending Partners	6.500%	3/11/29	200	207
	Sixth Street Lending Partners	5.750%	1/15/30	150	150
[6]	Sixth Street Lending Partners	6.125%	7/15/30	50	51
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	150	154
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	300	301
	State Street Bank & Trust Co.	4.782%	11/23/29	250	255
	State Street Corp.	5.272%	8/3/26	215	217
	State Street Corp.	4.993%	3/18/27	200	203
	State Street Corp.	4.536%	2/28/28	200	202
	State Street Corp.	4.543%	4/24/28	75	76
	State Street Corp.	4.530%	2/20/29	100	101
	State Street Corp.	4.141%	12/3/29	200	199
	State Street Corp.	2.400%	1/24/30	150	140
	State Street Corp.	4.729%	2/28/30	200	203
	State Street Corp.	4.834%	4/24/30	75	76
	State Street Corp.	2.623%	2/7/33	350	308
	State Street Corp.	4.821%	1/26/34	130	130
	State Street Corp.	5.159%	5/18/34	500	511
	State Street Corp.	3.031%	11/1/34	125	115
	State Street Corp.	5.146%	2/28/36	200	202
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	200	203
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	123
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	172
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	198
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	689
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	295
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	99

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	464
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	450
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,870	1,737
Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	200	206
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	171
Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	200	207
Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	310
Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	210
Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	200	207
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	136
Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	213
Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	200	203
Synchrony Financial	3.700%	8/4/26	125	124
Synchrony Financial	3.950%	12/1/27	300	295
Synchrony Financial	5.450%	3/6/31	200	202
Synovus Financial Corp.	6.168%	11/1/30	100	103
Toronto-Dominion Bank	5.532%	7/17/26	225	228
Toronto-Dominion Bank	1.250%	9/10/26	325	314
Toronto-Dominion Bank	1.950%	1/12/27	200	193
Toronto-Dominion Bank	2.800%	3/10/27	200	195
Toronto-Dominion Bank	4.980%	4/5/27	200	203
Toronto-Dominion Bank	4.108%	6/8/27	425	424
Toronto-Dominion Bank	5.156%	1/10/28	225	230
Toronto-Dominion Bank	4.861%	1/31/28	88	89
Toronto-Dominion Bank	5.523%	7/17/28	225	233
Toronto-Dominion Bank	2.000%	9/10/31	325	284
Toronto-Dominion Bank	2.450%	1/12/32	850	741
Toronto-Dominion Bank	5.298%	1/30/32	140	144
Toronto-Dominion Bank	3.200%	3/10/32	47	43
Toronto-Dominion Bank	4.456%	6/8/32	353	346
Toronto-Dominion Bank	5.146%	9/10/34	120	120
Travelers Cos. Inc.	6.250%	6/15/37	150	165
Travelers Cos. Inc.	4.300%	8/25/45	150	127
Travelers Cos. Inc.	4.000%	5/30/47	225	180
Travelers Cos. Inc.	4.100%	3/4/49	200	161
Travelers Cos. Inc.	2.550%	4/27/50	500	299
Travelers Cos. Inc.	5.450%	5/25/53	143	140
Travelers Property Casualty Corp.	6.375%	3/15/33	26	29
Truist Financial Corp.	1.125%	8/3/27	500	470
Truist Financial Corp.	3.875%	3/19/29	200	195
Truist Financial Corp.	7.161%	10/30/29	200	216
Truist Financial Corp.	5.435%	1/24/30	275	283
Truist Financial Corp.	1.950%	6/5/30	100	89
Truist Financial Corp.	4.916%	7/28/33	200	195
Truist Financial Corp.	5.122%	1/26/34	810	810
Truist Financial Corp.	5.867%	6/8/34	200	209
Truist Financial Corp.	5.711%	1/24/35	275	285
UBS AG	1.250%	8/7/26	255	247
UBS AG	5.000%	7/9/27	250	254
UBS AG	4.864%	1/10/28	400	403
UBS AG	7.500%	2/15/28	425	458
UBS AG	5.650%	9/11/28	225	234
UBS Group AG	4.875%	5/15/45	375	337
Unum Group	4.000%	6/15/29	80	78
Unum Group	5.750%	8/15/42	75	73
Unum Group	4.500%	12/15/49	100	79
Unum Group	6.000%	6/15/54	100	98
US Bancorp	3.150%	4/27/27	275	270
US Bancorp	6.787%	10/26/27	200	206
US Bancorp	5.775%	6/12/29	275	285
US Bancorp	3.000%	7/30/29	240	227
US Bancorp	5.384%	1/23/30	275	283
US Bancorp	5.100%	7/23/30	650	663
US Bancorp	5.046%	2/12/31	120	122
US Bancorp	5.083%	5/15/31	150	153
US Bancorp	2.677%	1/27/33	90	79
US Bancorp	4.967%	7/22/33	235	232
US Bancorp	5.850%	10/21/33	525	552
US Bancorp	4.839%	2/1/34	360	356
US Bancorp	5.836%	6/12/34	275	289

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
US Bancorp	5.678%	1/23/35	275	286
US Bancorp	5.424%	2/12/36	120	122
US Bancorp	2.491%	11/3/36	700	594
US Bank NA	4.507%	10/22/27	250	250
Verisk Analytics Inc.	4.125%	3/15/29	400	397
Verisk Analytics Inc.	5.250%	3/15/35	115	116
Verisk Analytics Inc.	3.625%	5/15/50	150	107
Visa Inc.	1.900%	4/15/27	148	143
Visa Inc.	0.750%	8/15/27	500	469
Visa Inc.	2.750%	9/15/27	150	147
Visa Inc.	1.100%	2/15/31	400	341
Visa Inc.	4.150%	12/14/35	325	309
Visa Inc.	2.700%	4/15/40	200	151
Visa Inc.	4.300%	12/14/45	550	478
Visa Inc.	3.650%	9/15/47	100	78
Visa Inc.	2.000%	8/15/50	300	163
Voya Financial Inc.	5.700%	7/15/43	75	73
Voya Financial Inc.	4.800%	6/15/46	40	35
Voya Financial Inc.	4.700%	1/23/48	100	96
Webster Financial Corp.	4.100%	3/25/29	55	54
Wells Fargo & Co.	3.000%	10/23/26	675	663
Wells Fargo & Co.	4.300%	7/22/27	475	475
Wells Fargo & Co.	4.900%	1/24/28	350	353
Wells Fargo & Co.	5.707%	4/22/28	525	537
Wells Fargo & Co.	3.584%	5/22/28	500	492
Wells Fargo & Co.	4.808%	7/25/28	975	983
Wells Fargo & Co.	4.150%	1/24/29	200	199
Wells Fargo & Co.	5.574%	7/25/29	350	361
Wells Fargo & Co.	6.303%	10/23/29	990	1,046
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,215
Wells Fargo & Co.	5.244%	1/24/31	300	308
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,244
Wells Fargo & Co.	4.897%	7/25/33	975	975
Wells Fargo & Co.	5.389%	4/24/34	952	975
Wells Fargo & Co.	5.557%	7/25/34	350	361
Wells Fargo & Co.	6.491%	10/23/34	300	328
Wells Fargo & Co.	5.499%	1/23/35	1,025	1,051
Wells Fargo & Co.	5.211%	12/3/35	425	427
Wells Fargo & Co.	3.068%	4/30/41	600	454
Wells Fargo & Co.	5.375%	11/2/43	1,000	948
Wells Fargo & Co.	4.650%	11/4/44	325	278
Wells Fargo & Co.	4.900%	11/17/45	250	220
Wells Fargo & Co.	4.400%	6/14/46	300	245
Wells Fargo & Co.	4.750%	12/7/46	350	300
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,594
Wells Fargo & Co.	4.611%	4/25/53	400	341
Wells Fargo Bank NA	5.450%	8/7/26	300	304
Wells Fargo Bank NA	5.254%	12/11/26	450	457
Wells Fargo Bank NA	5.950%	8/26/36	200	209
Wells Fargo Bank NA	5.850%	2/1/37	300	311
Wells Fargo Bank NA	6.600%	1/15/38	225	249
Western Union Co.	6.200%	11/17/36	100	102
Western Union Co.	6.200%	6/21/40	17	17
Westpac Banking Corp.	2.700%	8/19/26	175	172
Westpac Banking Corp.	4.600%	10/20/26	120	121
Westpac Banking Corp.	3.350%	3/8/27	250	247
Westpac Banking Corp.	1.953%	11/20/28	275	257
Westpac Banking Corp.	5.050%	4/16/29	200	206
Westpac Banking Corp.	2.650%	1/16/30	150	140
Westpac Banking Corp.	4.322%	11/23/31	500	497
Westpac Banking Corp.	5.405%	8/10/33	200	202
Westpac Banking Corp.	6.820%	11/17/33	200	220
Westpac Banking Corp.	4.110%	7/24/34	25	24
Westpac Banking Corp.	2.668%	11/15/35	315	278
Westpac Banking Corp.	5.618%	11/20/35	260	261
Westpac Banking Corp.	3.020%	11/18/36	500	438
Westpac Banking Corp.	4.421%	7/24/39	200	181
Westpac Banking Corp.	2.963%	11/16/40	200	148
Willis North America Inc.	4.500%	9/15/28	100	100
Willis North America Inc.	2.950%	9/15/29	440	414

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	5.350%	5/15/33	100	102
	Willis North America Inc.	5.050%	9/15/48	50	44
	Willis North America Inc.	3.875%	9/15/49	90	66
	Willis North America Inc.	5.900%	3/5/54	125	124
	Zions Bancorp NA	3.250%	10/29/29	250	230
	Zions Bancorp NA	6.816%	11/19/35	50	52
					368,152
Health Care (2.8%)
	Abbott Laboratories	3.750%	11/30/26	367	366
	Abbott Laboratories	1.150%	1/30/28	100	94
	Abbott Laboratories	1.400%	6/30/30	150	132
	Abbott Laboratories	4.750%	11/30/36	200	199
	Abbott Laboratories	5.300%	5/27/40	250	255
	Abbott Laboratories	4.900%	11/30/46	700	662
	AbbVie Inc.	2.950%	11/21/26	740	728
	AbbVie Inc.	4.800%	3/15/27	500	505
	AbbVie Inc.	4.650%	3/15/28	200	203
	AbbVie Inc.	4.250%	11/14/28	300	301
	AbbVie Inc.	4.800%	3/15/29	525	535
	AbbVie Inc.	3.200%	11/21/29	1,180	1,128
	AbbVie Inc.	4.875%	3/15/30	200	205
	AbbVie Inc.	4.950%	3/15/31	1,000	1,026
	AbbVie Inc.	5.050%	3/15/34	550	560
	AbbVie Inc.	4.550%	3/15/35	350	340
	AbbVie Inc.	5.200%	3/15/35	175	179
	AbbVie Inc.	4.500%	5/14/35	450	435
	AbbVie Inc.	4.300%	5/14/36	200	189
	AbbVie Inc.	4.050%	11/21/39	768	673
	AbbVie Inc.	4.400%	11/6/42	501	440
	AbbVie Inc.	4.850%	6/15/44	230	212
	AbbVie Inc.	4.750%	3/15/45	200	180
	AbbVie Inc.	4.700%	5/14/45	402	360
	AbbVie Inc.	4.450%	5/14/46	455	392
	AbbVie Inc.	4.250%	11/21/49	1,375	1,133
	AbbVie Inc.	5.400%	3/15/54	550	535
	AbbVie Inc.	5.600%	3/15/55	150	150
	AbbVie Inc.	5.500%	3/15/64	250	242
	Adventist Health System	5.430%	3/1/32	100	101
	Adventist Health System	5.757%	12/1/34	75	75
	Adventist Health System	3.630%	3/1/49	50	34
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	49
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	23
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	82
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	53
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	49
	Aetna Inc.	6.625%	6/15/36	130	140
	Aetna Inc.	6.750%	12/15/37	100	108
	Aetna Inc.	4.500%	5/15/42	75	62
	Agilent Technologies Inc.	3.050%	9/22/26	75	74
	Agilent Technologies Inc.	2.750%	9/15/29	100	94
	Agilent Technologies Inc.	2.100%	6/4/30	100	90
	Agilent Technologies Inc.	4.750%	9/9/34	150	148
	AHS Hospital Corp.	5.024%	7/1/45	75	70
	AHS Hospital Corp.	2.780%	7/1/51	150	92
[3]	Allina Health System	3.887%	4/15/49	75	57
	Amgen Inc.	2.600%	8/19/26	225	221
	Amgen Inc.	2.200%	2/21/27	150	145
	Amgen Inc.	3.200%	11/2/27	600	585
	Amgen Inc.	5.150%	3/2/28	500	511
	Amgen Inc.	1.650%	8/15/28	400	370
	Amgen Inc.	4.050%	8/18/29	325	321
	Amgen Inc.	2.000%	1/15/32	450	384
	Amgen Inc.	3.350%	2/22/32	500	463
	Amgen Inc.	4.200%	3/1/33	200	192
	Amgen Inc.	5.250%	3/2/33	925	947
	Amgen Inc.	3.150%	2/21/40	575	443
	Amgen Inc.	2.800%	8/15/41	150	108
	Amgen Inc.	4.950%	10/1/41	240	221
	Amgen Inc.	5.150%	11/15/41	126	119

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.600%	3/2/43	406	403
	Amgen Inc.	4.400%	5/1/45	450	382
	Amgen Inc.	4.563%	6/15/48	75	64
	Amgen Inc.	3.375%	2/21/50	575	404
	Amgen Inc.	4.663%	6/15/51	500	428
	Amgen Inc.	4.200%	2/22/52	475	371
	Amgen Inc.	5.650%	3/2/53	575	562
	Amgen Inc.	2.770%	9/1/53	422	250
	Amgen Inc.	5.750%	3/2/63	550	535
	Ascension Health	2.532%	11/15/29	350	326
	Ascension Health	3.106%	11/15/39	100	78
	Ascension Health	3.945%	11/15/46	200	160
[3]	Ascension Health	4.847%	11/15/53	75	67
	Astrazeneca Finance LLC	4.800%	2/26/27	275	278
	Astrazeneca Finance LLC	4.875%	3/3/28	200	204
	Astrazeneca Finance LLC	1.750%	5/28/28	200	188
	Astrazeneca Finance LLC	4.850%	2/26/29	225	230
	Astrazeneca Finance LLC	4.900%	3/3/30	200	205
	Astrazeneca Finance LLC	4.900%	2/26/31	200	205
	Astrazeneca Finance LLC	2.250%	5/28/31	200	179
	Astrazeneca Finance LLC	4.875%	3/3/33	75	76
	Astrazeneca Finance LLC	5.000%	2/26/34	270	275
	AstraZeneca plc	4.000%	1/17/29	200	199
	AstraZeneca plc	1.375%	8/6/30	300	260
	AstraZeneca plc	6.450%	9/15/37	550	617
	AstraZeneca plc	4.000%	9/18/42	290	246
	AstraZeneca plc	4.375%	11/16/45	200	174
	AstraZeneca plc	3.000%	5/28/51	135	90
	Banner Health	2.338%	1/1/30	125	115
	Banner Health	3.181%	1/1/50	75	50
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	170
	Baxalta Inc.	5.250%	6/23/45	73	68
	Baxter International Inc.	1.915%	2/1/27	750	722
	Baxter International Inc.	2.272%	12/1/28	250	233
	Baxter International Inc.	2.539%	2/1/32	500	436
	Baxter International Inc.	3.500%	8/15/46	100	71
	Baxter International Inc.	3.132%	12/1/51	200	128
	Baylor Scott & White Holdings	1.777%	11/15/30	100	88
	Baylor Scott & White Holdings	4.185%	11/15/45	100	83
	Baylor Scott & White Holdings	2.839%	11/15/50	350	220
	Becton Dickinson & Co.	3.700%	6/6/27	375	371
	Becton Dickinson & Co.	4.693%	2/13/28	250	252
	Becton Dickinson & Co.	4.874%	2/8/29	35	35
	Becton Dickinson & Co.	5.081%	6/7/29	200	204
	Becton Dickinson & Co.	2.823%	5/20/30	125	116
	Becton Dickinson & Co.	1.957%	2/11/31	375	325
	Becton Dickinson & Co.	5.110%	2/8/34	100	100
	Becton Dickinson & Co.	4.685%	12/15/44	172	150
	Becton Dickinson & Co.	4.669%	6/6/47	300	257
	Biogen Inc.	2.250%	5/1/30	400	360
	Biogen Inc.	5.750%	5/15/35	125	129
	Biogen Inc.	3.150%	5/1/50	300	189
	Biogen Inc.	3.250%	2/15/51	150	96
	Biogen Inc.	6.450%	5/15/55	100	103
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	230
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	25
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	96
	Boston Scientific Corp.	2.650%	6/1/30	150	139
	Boston Scientific Corp.	4.550%	3/1/39	131	124
	Boston Scientific Corp.	7.375%	1/15/40	50	61
	Boston Scientific Corp.	4.700%	3/1/49	133	120
	Bristol-Myers Squibb Co.	4.900%	2/22/27	200	203
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	468
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	207
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	274
	Bristol-Myers Squibb Co.	4.900%	2/22/29	325	333
	Bristol-Myers Squibb Co.	3.400%	7/26/29	605	586
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	173
	Bristol-Myers Squibb Co.	5.100%	2/22/31	225	233
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	272

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	5.900%	11/15/33	175	188
	Bristol-Myers Squibb Co.	5.200%	2/22/34	450	461
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	75
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	155
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	209
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	200
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	567
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	292
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	524
	Bristol-Myers Squibb Co.	5.550%	2/22/54	475	463
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	143
	Bristol-Myers Squibb Co.	6.400%	11/15/63	350	379
	Bristol-Myers Squibb Co.	5.650%	2/22/64	300	291
	Cardinal Health Inc.	4.700%	11/15/26	100	101
	Cardinal Health Inc.	5.125%	2/15/29	125	128
	Cardinal Health Inc.	5.000%	11/15/29	150	153
	Cardinal Health Inc.	5.450%	2/15/34	100	103
	Cardinal Health Inc.	5.350%	11/15/34	200	204
	Cardinal Health Inc.	4.600%	3/15/43	75	64
	Cardinal Health Inc.	4.500%	11/15/44	50	42
	Cardinal Health Inc.	4.368%	6/15/47	125	102
	Cardinal Health Inc.	5.750%	11/15/54	100	99
	Cencora Inc.	3.450%	12/15/27	275	270
	Cencora Inc.	4.625%	12/15/27	100	101
	Cencora Inc.	4.850%	12/15/29	100	102
	Cencora Inc.	2.700%	3/15/31	250	226
	Cencora Inc.	5.125%	2/15/34	100	101
	Cencora Inc.	5.150%	2/15/35	125	126
	Cencora Inc.	4.300%	12/15/47	175	141
	Centene Corp.	4.250%	12/15/27	474	467
	Centene Corp.	2.450%	7/15/28	467	434
	Centene Corp.	4.625%	12/15/29	736	716
	Centene Corp.	3.375%	2/15/30	110	101
	Centene Corp.	3.000%	10/15/30	407	364
	Centene Corp.	2.500%	3/1/31	395	340
	Centene Corp.	2.625%	8/1/31	254	218
	Children's Health System of Texas	2.511%	8/15/50	300	175
	Children's Hospital Corp.	4.115%	1/1/47	75	61
	Children's Hospital Corp.	2.585%	2/1/50	50	30
	Children's Hospital Medical Center	4.268%	5/15/44	50	42
	CHRISTUS Health	4.341%	7/1/28	200	200
	Cigna Group	3.400%	3/1/27	275	271
	Cigna Group	7.875%	5/15/27	41	43
	Cigna Group	4.375%	10/15/28	610	611
	Cigna Group	5.000%	5/15/29	200	204
	Cigna Group	2.400%	3/15/30	231	211
	Cigna Group	2.375%	3/15/31	250	222
	Cigna Group	5.125%	5/15/31	150	154
	Cigna Group	5.250%	2/15/34	200	203
	Cigna Group	4.800%	8/15/38	415	390
	Cigna Group	3.200%	3/15/40	150	115
	Cigna Group	6.125%	11/15/41	92	96
	Cigna Group	4.800%	7/15/46	400	348
	Cigna Group	3.875%	10/15/47	170	128
	Cigna Group	4.900%	12/15/48	545	476
	Cigna Group	3.400%	3/15/50	375	254
	Cigna Group	5.600%	2/15/54	225	215
	City of Hope	5.623%	11/15/43	75	72
	City of Hope	4.378%	8/15/48	100	79
	Cleveland Clinic Foundation	4.858%	1/1/14	100	84
	CommonSpirit Health	2.782%	10/1/30	500	458
	CommonSpirit Health	5.205%	12/1/31	150	154
	CommonSpirit Health	5.318%	12/1/34	125	126
[3]	CommonSpirit Health	4.350%	11/1/42	225	189
	CommonSpirit Health	3.817%	10/1/49	50	37
	CommonSpirit Health	4.187%	10/1/49	150	116
	CommonSpirit Health	5.548%	12/1/54	100	94
	Community Health Network Inc.	3.099%	5/1/50	140	88
	Cottage Health Obligated Group	3.304%	11/1/49	100	69
	CVS Health Corp.	3.000%	8/15/26	450	443

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	1.300%	8/21/27	600	562
CVS Health Corp.	4.300%	3/25/28	677	674
CVS Health Corp.	5.000%	1/30/29	470	477
CVS Health Corp.	5.400%	6/1/29	350	360
CVS Health Corp.	3.250%	8/15/29	360	342
CVS Health Corp.	5.125%	2/21/30	250	255
CVS Health Corp.	1.750%	8/21/30	350	302
CVS Health Corp.	5.250%	1/30/31	100	102
CVS Health Corp.	1.875%	2/28/31	350	300
CVS Health Corp.	5.550%	6/1/31	175	182
CVS Health Corp.	5.250%	2/21/33	250	252
CVS Health Corp.	5.300%	6/1/33	225	227
CVS Health Corp.	5.700%	6/1/34	225	232
CVS Health Corp.	4.875%	7/20/35	125	120
CVS Health Corp.	4.780%	3/25/38	1,025	940
CVS Health Corp.	6.125%	9/15/39	75	77
CVS Health Corp.	4.125%	4/1/40	85	71
CVS Health Corp.	5.300%	12/5/43	75	68
CVS Health Corp.	5.125%	7/20/45	700	619
CVS Health Corp.	5.050%	3/25/48	1,535	1,326
CVS Health Corp.	5.625%	2/21/53	220	203
CVS Health Corp.	5.875%	6/1/53	118	113
CVS Health Corp.	6.050%	6/1/54	175	171
CVS Health Corp.	6.000%	6/1/63	135	129
Danaher Corp.	4.375%	9/15/45	75	65
Danaher Corp.	2.600%	10/1/50	500	301
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	77
DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	137
DH Europe Finance II Sarl	2.600%	11/15/29	150	140
DH Europe Finance II Sarl	3.250%	11/15/39	175	140
Dignity Health	4.500%	11/1/42	100	84
Dignity Health	5.267%	11/1/64	50	44
Duke University Health System Inc.	3.920%	6/1/47	100	79
Edwards Lifesciences Corp.	4.300%	6/15/28	100	100
Elevance Health Inc.	4.500%	10/30/26	70	70
Elevance Health Inc.	3.650%	12/1/27	500	494
Elevance Health Inc.	5.150%	6/15/29	115	118
Elevance Health Inc.	4.750%	2/15/30	70	71
Elevance Health Inc.	2.250%	5/15/30	530	478
Elevance Health Inc.	2.550%	3/15/31	650	584
Elevance Health Inc.	4.950%	11/1/31	55	56
Elevance Health Inc.	5.500%	10/15/32	250	261
Elevance Health Inc.	4.750%	2/15/33	200	199
Elevance Health Inc.	5.375%	6/15/34	175	179
Elevance Health Inc.	5.950%	12/15/34	1	1
Elevance Health Inc.	5.200%	2/15/35	265	268
Elevance Health Inc.	5.850%	1/15/36	75	79
Elevance Health Inc.	6.375%	6/15/37	50	54
Elevance Health Inc.	4.650%	1/15/43	775	679
Elevance Health Inc.	4.375%	12/1/47	261	213
Elevance Health Inc.	4.550%	3/1/48	155	129
Elevance Health Inc.	3.125%	5/15/50	200	130
Elevance Health Inc.	4.550%	5/15/52	200	164
Elevance Health Inc.	5.125%	2/15/53	200	178
Elevance Health Inc.	5.650%	6/15/54	175	168
Elevance Health Inc.	4.850%	8/15/54	30	25
Elevance Health Inc.	5.700%	2/15/55	240	232
Elevance Health Inc.	5.850%	11/1/64	140	136
Eli Lilly & Co.	4.500%	2/9/27	500	504
Eli Lilly & Co.	4.150%	8/14/27	75	75
Eli Lilly & Co.	4.550%	2/12/28	200	203
Eli Lilly & Co.	4.500%	2/9/29	200	203
Eli Lilly & Co.	3.375%	3/15/29	92	90
Eli Lilly & Co.	4.200%	8/14/29	177	178
Eli Lilly & Co.	4.750%	2/12/30	200	205
Eli Lilly & Co.	4.900%	2/12/32	200	205
Eli Lilly & Co.	4.700%	2/9/34	275	275
Eli Lilly & Co.	4.600%	8/14/34	225	223
Eli Lilly & Co.	2.250%	5/15/50	450	257
Eli Lilly & Co.	4.875%	2/27/53	50	46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	5.000%	2/9/54	400	374
	Eli Lilly & Co.	5.050%	8/14/54	75	70
	Eli Lilly & Co.	5.500%	2/12/55	400	403
	Eli Lilly & Co.	2.500%	9/15/60	500	276
	Eli Lilly & Co.	4.950%	2/27/63	250	227
	Eli Lilly & Co.	5.100%	2/9/64	450	418
	Eli Lilly & Co.	5.200%	8/14/64	75	71
	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	75	56
	GE HealthCare Technologies Inc.	5.650%	11/15/27	200	206
	GE HealthCare Technologies Inc.	4.800%	8/14/29	300	304
	GE HealthCare Technologies Inc.	4.800%	1/15/31	125	126
	GE HealthCare Technologies Inc.	5.905%	11/22/32	250	266
	GE HealthCare Technologies Inc.	5.500%	6/15/35	150	154
	GE HealthCare Technologies Inc.	6.377%	11/22/52	150	162
	Gilead Sciences Inc.	2.950%	3/1/27	525	516
	Gilead Sciences Inc.	4.800%	11/15/29	125	128
	Gilead Sciences Inc.	5.250%	10/15/33	100	103
	Gilead Sciences Inc.	5.100%	6/15/35	175	177
	Gilead Sciences Inc.	4.600%	9/1/35	575	559
	Gilead Sciences Inc.	4.000%	9/1/36	150	137
	Gilead Sciences Inc.	5.650%	12/1/41	175	178
	Gilead Sciences Inc.	4.800%	4/1/44	400	365
	Gilead Sciences Inc.	4.750%	3/1/46	455	407
	Gilead Sciences Inc.	2.800%	10/1/50	525	330
	Gilead Sciences Inc.	5.550%	10/15/53	100	99
	Gilead Sciences Inc.	5.500%	11/15/54	225	221
	Gilead Sciences Inc.	5.600%	11/15/64	200	197
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	373
	GlaxoSmithKline Capital Inc.	4.500%	4/15/30	147	148
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	89
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	174	174
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	611
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	86
	GlaxoSmithKline Capital plc	4.315%	3/12/27	131	132
	GlaxoSmithKline Capital plc	3.375%	6/1/29	175	170
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	175
	Hackensack Meridian Health Inc.	4.211%	7/1/48	75	61
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	41
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	75	52
	HCA Inc.	4.500%	2/15/27	125	125
	HCA Inc.	5.000%	3/1/28	125	127
	HCA Inc.	5.200%	6/1/28	177	181
	HCA Inc.	5.625%	9/1/28	275	283
	HCA Inc.	4.125%	6/15/29	330	324
	HCA Inc.	5.250%	3/1/30	150	154
	HCA Inc.	3.500%	9/1/30	500	473
	HCA Inc.	5.450%	4/1/31	325	335
	HCA Inc.	2.375%	7/15/31	150	131
	HCA Inc.	5.500%	3/1/32	150	155
	HCA Inc.	3.625%	3/15/32	250	230
	HCA Inc.	5.500%	6/1/33	221	226
	HCA Inc.	5.600%	4/1/34	225	230
	HCA Inc.	5.450%	9/15/34	225	227
	HCA Inc.	5.750%	3/1/35	250	257
	HCA Inc.	5.125%	6/15/39	200	188
	HCA Inc.	4.375%	3/15/42	250	208
	HCA Inc.	5.500%	6/15/47	325	302
	HCA Inc.	5.250%	6/15/49	350	311
	HCA Inc.	3.500%	7/15/51	200	133
	HCA Inc.	4.625%	3/15/52	300	241
	HCA Inc.	5.900%	6/1/53	177	171
	HCA Inc.	6.000%	4/1/54	288	282
	HCA Inc.	5.950%	9/15/54	312	303
	HCA Inc.	6.200%	3/1/55	225	226
	HCA Inc.	6.100%	4/1/64	150	146
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	100	76
	Humana Inc.	1.350%	2/3/27	200	191
	Humana Inc.	3.950%	3/15/27	150	149
	Humana Inc.	5.750%	12/1/28	100	104
	Humana Inc.	3.700%	3/23/29	100	97

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	4.875%	4/1/30	135	136
	Humana Inc.	5.375%	4/15/31	270	276
	Humana Inc.	2.150%	2/3/32	200	168
	Humana Inc.	5.950%	3/15/34	200	208
	Humana Inc.	5.550%	5/1/35	200	201
	Humana Inc.	4.625%	12/1/42	110	92
	Humana Inc.	4.950%	10/1/44	270	233
	Humana Inc.	3.950%	8/15/49	40	29
	Humana Inc.	5.500%	3/15/53	200	180
	Humana Inc.	5.750%	4/15/54	125	116
	Illumina Inc.	4.650%	9/9/26	50	50
	Illumina Inc.	2.550%	3/23/31	150	132
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	75	59
	Iowa Health System	3.665%	2/15/50	125	91
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	98
	Johnson & Johnson	4.500%	3/1/27	118	119
	Johnson & Johnson	2.950%	3/3/27	200	197
	Johnson & Johnson	0.950%	9/1/27	300	282
	Johnson & Johnson	2.900%	1/15/28	275	269
	Johnson & Johnson	4.550%	3/1/28	138	140
	Johnson & Johnson	4.700%	3/1/30	172	176
	Johnson & Johnson	1.300%	9/1/30	375	326
	Johnson & Johnson	4.850%	3/1/32	245	252
	Johnson & Johnson	4.950%	5/15/33	150	155
	Johnson & Johnson	5.000%	3/1/35	364	373
	Johnson & Johnson	3.550%	3/1/36	175	158
	Johnson & Johnson	3.625%	3/3/37	300	268
	Johnson & Johnson	5.950%	8/15/37	200	221
	Johnson & Johnson	3.400%	1/15/38	150	129
	Johnson & Johnson	2.100%	9/1/40	250	172
	Johnson & Johnson	4.500%	9/1/40	150	143
	Johnson & Johnson	4.850%	5/15/41	75	74
	Johnson & Johnson	4.500%	12/5/43	200	185
	Johnson & Johnson	3.700%	3/1/46	400	321
	Johnson & Johnson	3.750%	3/3/47	250	200
	Johnson & Johnson	2.250%	9/1/50	400	234
	Johnson & Johnson	5.250%	6/1/54	150	149
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	98
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	179
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	218
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	123
	Kaiser Foundation Hospitals	3.266%	11/1/49	175	121
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	162
	Koninklijke Philips NV	6.875%	3/11/38	100	110
	Koninklijke Philips NV	5.000%	3/15/42	150	135
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	99
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	118
	Laboratory Corp. of America Holdings	4.350%	4/1/30	100	99
	Laboratory Corp. of America Holdings	2.700%	6/1/31	50	45
	Laboratory Corp. of America Holdings	4.550%	4/1/32	150	148
	Laboratory Corp. of America Holdings	4.800%	10/1/34	150	147
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	171
	Mass General Brigham Inc.	3.342%	7/1/60	250	163
	Mayo Clinic	3.774%	11/15/43	75	61
	Mayo Clinic	4.128%	11/15/52	50	40
	Mayo Clinic	3.196%	11/15/61	250	157
	McKesson Corp.	4.900%	7/15/28	24	24
	McKesson Corp.	4.250%	9/15/29	100	100
	McKesson Corp.	4.650%	5/30/30	300	302
	McKesson Corp.	4.950%	5/30/32	250	253
	McKesson Corp.	5.100%	7/15/33	100	102
	McKesson Corp.	5.250%	5/30/35	200	203
	McLaren Health Care Corp.	4.386%	5/15/48	50	41
[3]	MedStar Health Inc.	3.626%	8/15/49	75	53
	Medtronic Inc.	4.375%	3/15/35	511	494
	Medtronic Inc.	4.625%	3/15/45	244	219
	Memorial Health Services	3.447%	11/1/49	100	71
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	65
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	119
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	100	80

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	1.700%	6/10/27	400	383
	Merck & Co. Inc.	4.050%	5/17/28	100	100
	Merck & Co. Inc.	1.900%	12/10/28	400	373
	Merck & Co. Inc.	3.400%	3/7/29	375	366
	Merck & Co. Inc.	4.300%	5/17/30	133	134
	Merck & Co. Inc.	1.450%	6/24/30	210	184
	Merck & Co. Inc.	2.150%	12/10/31	450	393
	Merck & Co. Inc.	4.500%	5/17/33	265	264
	Merck & Co. Inc.	6.500%	12/1/33	125	142
	Merck & Co. Inc.	3.900%	3/7/39	200	176
	Merck & Co. Inc.	3.600%	9/15/42	100	79
	Merck & Co. Inc.	4.150%	5/18/43	200	171
	Merck & Co. Inc.	4.900%	5/17/44	133	124
	Merck & Co. Inc.	3.700%	2/10/45	525	414
	Merck & Co. Inc.	4.000%	3/7/49	300	239
	Merck & Co. Inc.	2.750%	12/10/51	300	184
	Merck & Co. Inc.	5.000%	5/17/53	265	244
	Merck & Co. Inc.	2.900%	12/10/61	125	73
	Merck & Co. Inc.	5.150%	5/17/63	177	163
	Methodist Hospital	2.705%	12/1/50	300	183
[3]	Montefiore Obligated Group	5.246%	11/1/48	150	122
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	75	55
	Mount Sinai Hospital	3.391%	7/1/50	300	185
	Mylan Inc.	5.400%	11/29/43	100	84
	Mylan Inc.	5.200%	4/15/48	175	139
	New York & Presbyterian Hospital	4.024%	8/1/45	130	106
	New York & Presbyterian Hospital	4.063%	8/1/56	75	58
	New York & Presbyterian Hospital	2.606%	8/1/60	100	55
	New York & Presbyterian Hospital	3.954%	8/1/19	125	86
	Northwell Healthcare Inc.	3.979%	11/1/46	100	77
	Northwell Healthcare Inc.	4.260%	11/1/47	200	159
	Northwell Healthcare Inc.	3.809%	11/1/49	100	72
	Novant Health Inc.	2.637%	11/1/36	250	197
	Novant Health Inc.	3.318%	11/1/61	100	63
	Novartis Capital Corp.	2.000%	2/14/27	525	510
	Novartis Capital Corp.	3.100%	5/17/27	175	172
	Novartis Capital Corp.	3.800%	9/18/29	150	149
	Novartis Capital Corp.	2.200%	8/14/30	410	373
	Novartis Capital Corp.	4.000%	9/18/31	100	99
	Novartis Capital Corp.	4.200%	9/18/34	150	145
	Novartis Capital Corp.	3.700%	9/21/42	100	82
	Novartis Capital Corp.	4.400%	5/6/44	375	334
	Novartis Capital Corp.	4.000%	11/20/45	225	188
	Novartis Capital Corp.	2.750%	8/14/50	75	48
	Novartis Capital Corp.	4.700%	9/18/54	225	201
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	90
[3]	NYU Langone Hospitals	4.368%	7/1/47	110	94
	NYU Langone Hospitals	3.380%	7/1/55	200	135
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	50	41
[3]	OhioHealth Corp.	3.042%	11/15/50	100	68
	Orlando Health Obligated Group	5.475%	10/1/35	75	77
	Orlando Health Obligated Group	4.089%	10/1/48	50	40
	PeaceHealth Obligated Group	4.787%	11/15/48	75	62
	PeaceHealth Obligated Group	3.218%	11/15/50	200	125
	Pfizer Inc.	3.600%	9/15/28	100	99
	Pfizer Inc.	3.450%	3/15/29	375	367
	Pfizer Inc.	2.625%	4/1/30	300	279
	Pfizer Inc.	1.700%	5/28/30	225	199
	Pfizer Inc.	1.750%	8/18/31	200	173
	Pfizer Inc.	4.100%	9/15/38	150	135
	Pfizer Inc.	3.900%	3/15/39	125	109
	Pfizer Inc.	7.200%	3/15/39	425	504
	Pfizer Inc.	2.550%	5/28/40	200	143
	Pfizer Inc.	4.300%	6/15/43	125	108
	Pfizer Inc.	4.400%	5/15/44	200	175
	Pfizer Inc.	4.125%	12/15/46	250	205
	Pfizer Inc.	4.200%	9/15/48	150	123
	Pfizer Inc.	4.000%	3/15/49	175	138
	Pfizer Inc.	2.700%	5/28/50	450	279

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	713
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	534
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	684	683
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	501
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	1,002
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	607	563
	Pharmacia LLC	6.600%	12/1/28	175	188
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	49
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	139
	Providence St. Joseph Health Obligated Group	5.369%	10/1/32	200	203
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	202
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	55
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	56
	Quest Diagnostics Inc.	4.600%	12/15/27	100	101
	Quest Diagnostics Inc.	4.200%	6/30/29	140	139
	Quest Diagnostics Inc.	4.625%	12/15/29	125	126
	Quest Diagnostics Inc.	2.950%	6/30/30	160	149
	Quest Diagnostics Inc.	2.800%	6/30/31	125	113
	Quest Diagnostics Inc.	5.000%	12/15/34	150	149
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	434
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	50	30
	Revvity Inc.	1.900%	9/15/28	250	232
	Revvity Inc.	3.625%	3/15/51	150	103
	Royalty Pharma plc	5.150%	9/2/29	100	102
	Royalty Pharma plc	2.200%	9/2/30	300	266
	Royalty Pharma plc	3.550%	9/2/50	350	237
	Royalty Pharma plc	3.350%	9/2/51	250	162
	Rush Obligated Group	3.922%	11/15/29	75	74
	Sanofi SA	3.625%	6/19/28	225	223
	Seattle Children's Hospital	2.719%	10/1/50	200	123
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	14	14
	Smith & Nephew plc	5.150%	3/20/27	100	101
	Smith & Nephew plc	2.032%	10/14/30	300	263
	Solventum Corp.	5.450%	2/25/27	100	102
	Solventum Corp.	5.400%	3/1/29	150	154
	Solventum Corp.	5.450%	3/13/31	175	182
	Solventum Corp.	5.600%	3/23/34	365	376
	Solventum Corp.	5.900%	4/30/54	225	225
	Solventum Corp.	6.000%	5/15/64	50	50
	SSM Health Care Corp.	3.823%	6/1/27	100	99
	SSM Health Care Corp.	4.894%	6/1/28	200	203
	Stanford Health Care	3.795%	11/15/48	75	57
	Stryker Corp.	4.550%	2/10/27	200	201
	Stryker Corp.	4.700%	2/10/28	200	203
	Stryker Corp.	3.650%	3/7/28	50	49
	Stryker Corp.	4.250%	9/11/29	150	150
	Stryker Corp.	4.850%	2/10/30	175	179
	Stryker Corp.	4.625%	9/11/34	100	98
	Stryker Corp.	5.200%	2/10/35	179	182
	Stryker Corp.	4.100%	4/1/43	75	62
	Stryker Corp.	4.375%	5/15/44	50	43
	Stryker Corp.	4.625%	3/15/46	200	177
	Sutter Health	3.695%	8/15/28	75	74
	Sutter Health	5.164%	8/15/33	75	76
	Sutter Health	4.091%	8/15/48	75	60
	Sutter Health	3.361%	8/15/50	125	87
	Sutter Health	5.547%	8/15/53	75	74
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	605	616
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	200	203
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	350	261
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	485	317
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/54	200	194
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	127
[4]	Takeda US Financing Inc.	5.200%	7/7/35	275	275
	Texas Health Resources	2.328%	11/15/50	300	168
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	100	101
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	202
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	200	187

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	150	154
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	872
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	200	204
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	179
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	180
	Trinity Health Corp.	4.125%	12/1/45	85	70
	UnitedHealth Group Inc.	4.750%	7/15/26	125	125
	UnitedHealth Group Inc.	3.375%	4/15/27	350	345
	UnitedHealth Group Inc.	3.700%	5/15/27	120	119
	UnitedHealth Group Inc.	2.950%	10/15/27	150	146
	UnitedHealth Group Inc.	5.250%	2/15/28	375	385
	UnitedHealth Group Inc.	4.400%	6/15/28	50	50
	UnitedHealth Group Inc.	3.875%	12/15/28	150	148
	UnitedHealth Group Inc.	4.250%	1/15/29	200	200
	UnitedHealth Group Inc.	2.875%	8/15/29	150	142
	UnitedHealth Group Inc.	4.800%	1/15/30	195	198
	UnitedHealth Group Inc.	2.000%	5/15/30	755	676
	UnitedHealth Group Inc.	4.650%	1/15/31	125	126
	UnitedHealth Group Inc.	4.900%	4/15/31	200	203
	UnitedHealth Group Inc.	2.300%	5/15/31	650	574
	UnitedHealth Group Inc.	4.950%	1/15/32	155	157
	UnitedHealth Group Inc.	4.200%	5/15/32	250	242
	UnitedHealth Group Inc.	5.350%	2/15/33	375	386
	UnitedHealth Group Inc.	4.500%	4/15/33	200	195
	UnitedHealth Group Inc.	5.000%	4/15/34	450	450
	UnitedHealth Group Inc.	5.150%	7/15/34	395	399
	UnitedHealth Group Inc.	5.300%	6/15/35	194	198
	UnitedHealth Group Inc.	4.625%	7/15/35	175	169
	UnitedHealth Group Inc.	6.500%	6/15/37	50	55
	UnitedHealth Group Inc.	6.625%	11/15/37	125	139
	UnitedHealth Group Inc.	6.875%	2/15/38	245	278
	UnitedHealth Group Inc.	3.500%	8/15/39	140	113
	UnitedHealth Group Inc.	2.750%	5/15/40	200	145
	UnitedHealth Group Inc.	5.950%	2/15/41	60	62
	UnitedHealth Group Inc.	3.050%	5/15/41	300	220
	UnitedHealth Group Inc.	4.625%	11/15/41	110	99
	UnitedHealth Group Inc.	4.375%	3/15/42	50	43
	UnitedHealth Group Inc.	3.950%	10/15/42	175	142
	UnitedHealth Group Inc.	4.250%	3/15/43	125	105
	UnitedHealth Group Inc.	5.500%	7/15/44	195	190
	UnitedHealth Group Inc.	4.750%	7/15/45	305	270
	UnitedHealth Group Inc.	4.200%	1/15/47	210	169
	UnitedHealth Group Inc.	4.250%	4/15/47	290	235
	UnitedHealth Group Inc.	4.250%	6/15/48	300	241
	UnitedHealth Group Inc.	4.450%	12/15/48	150	124
	UnitedHealth Group Inc.	3.700%	8/15/49	310	226
	UnitedHealth Group Inc.	3.250%	5/15/51	750	497
	UnitedHealth Group Inc.	4.750%	5/15/52	200	171
	UnitedHealth Group Inc.	5.875%	2/15/53	200	200
	UnitedHealth Group Inc.	5.050%	4/15/53	269	240
	UnitedHealth Group Inc.	5.375%	4/15/54	325	304
	UnitedHealth Group Inc.	5.625%	7/15/54	475	461
	UnitedHealth Group Inc.	5.950%	6/15/55	125	127
	UnitedHealth Group Inc.	3.875%	8/15/59	420	296
	UnitedHealth Group Inc.	3.125%	5/15/60	250	150
	UnitedHealth Group Inc.	6.050%	2/15/63	200	203
	UnitedHealth Group Inc.	5.200%	4/15/63	300	267
	UnitedHealth Group Inc.	5.500%	4/15/64	200	187
	UnitedHealth Group Inc.	5.750%	7/15/64	320	311
	Universal Health Services Inc.	4.625%	10/15/29	100	99
	Universal Health Services Inc.	2.650%	10/15/30	300	267
	Universal Health Services Inc.	5.050%	10/15/34	75	72
	UPMC	5.035%	5/15/33	150	150
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	182
	Viatris Inc.	2.300%	6/22/27	175	167
	Viatris Inc.	4.000%	6/22/50	275	183
	WakeMed	3.286%	10/1/52	200	135
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	50	43
	Wyeth LLC	6.500%	2/1/34	150	167
	Wyeth LLC	6.000%	2/15/36	85	91

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyeth LLC	5.950%	4/1/37	385	411
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	100	103
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	350	309
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	22	22
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	125	128
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	50
	Zoetis Inc.	3.000%	9/12/27	150	146
	Zoetis Inc.	3.900%	8/20/28	100	99
	Zoetis Inc.	2.000%	5/15/30	150	135
	Zoetis Inc.	5.600%	11/16/32	250	264
	Zoetis Inc.	4.700%	2/1/43	175	160
	Zoetis Inc.	3.950%	9/12/47	150	120
	Zoetis Inc.	4.450%	8/20/48	75	63
					135,958
Industrials (1.9%)
	3M Co.	2.250%	9/19/26	150	146
	3M Co.	2.875%	10/15/27	125	121
	3M Co.	3.375%	3/1/29	150	145
	3M Co.	2.375%	8/26/29	360	334
	3M Co.	4.800%	3/15/30	365	371
	3M Co.	3.125%	9/19/46	75	51
	3M Co.	3.625%	10/15/47	100	74
	3M Co.	4.000%	9/14/48	150	119
	3M Co.	3.250%	8/26/49	320	217
	3M Co.	3.700%	4/15/50	125	92
	AGCO Corp.	5.450%	3/21/27	70	71
	AGCO Corp.	5.800%	3/21/34	125	127
	Allegion plc	3.500%	10/1/29	75	72
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	172
	Allegion US Holding Co. Inc.	5.600%	5/29/34	130	134
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	307	273
[3]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	32	31
[3]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	89	87
[3]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	90	85
[3]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	31	30
[3]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	36	33
	Amphenol Corp.	5.050%	4/5/27	50	51
	Amphenol Corp.	4.375%	6/12/28	150	151
	Amphenol Corp.	4.350%	6/1/29	100	100
	Amphenol Corp.	2.800%	2/15/30	275	258
	Amphenol Corp.	2.200%	9/15/31	100	88
	Amphenol Corp.	5.250%	4/5/34	200	206
	Amphenol Corp.	5.000%	1/15/35	150	152
	Amphenol Corp.	5.375%	11/15/54	50	49
	Automatic Data Processing Inc.	1.700%	5/15/28	200	188
	Automatic Data Processing Inc.	1.250%	9/1/30	260	225
	Automatic Data Processing Inc.	4.750%	5/8/32	240	244
	Block Financial LLC	3.875%	8/15/30	200	190
	Boeing Co.	2.700%	2/1/27	195	189
	Boeing Co.	2.800%	3/1/27	50	49
	Boeing Co.	5.040%	5/1/27	360	363
	Boeing Co.	6.259%	5/1/27	200	206
	Boeing Co.	3.250%	3/1/28	100	97
	Boeing Co.	3.450%	11/1/28	250	241
	Boeing Co.	3.200%	3/1/29	200	190
	Boeing Co.	6.298%	5/1/29	605	640
	Boeing Co.	2.950%	2/1/30	190	176
	Boeing Co.	5.150%	5/1/30	907	924
	Boeing Co.	6.388%	5/1/31	200	215
	Boeing Co.	6.125%	2/15/33	75	79
	Boeing Co.	3.600%	5/1/34	150	132
	Boeing Co.	6.528%	5/1/34	450	489
	Boeing Co.	3.250%	2/1/35	190	160
	Boeing Co.	3.550%	3/1/38	50	40
	Boeing Co.	3.500%	3/1/39	75	58
	Boeing Co.	6.875%	3/15/39	100	109
	Boeing Co.	5.875%	2/15/40	75	75
	Boeing Co.	5.705%	5/1/40	640	631
	Boeing Co.	3.375%	6/15/46	75	51

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.650%	3/1/47	55	38
Boeing Co.	3.625%	3/1/48	75	52
Boeing Co.	3.850%	11/1/48	60	43
Boeing Co.	3.900%	5/1/49	100	72
Boeing Co.	3.750%	2/1/50	250	177
Boeing Co.	5.805%	5/1/50	1,320	1,266
Boeing Co.	6.858%	5/1/54	450	493
Boeing Co.	3.950%	8/1/59	75	51
Boeing Co.	5.930%	5/1/60	550	523
Boeing Co.	7.008%	5/1/64	275	302
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	222
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	138
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	120
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	248
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	221
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	175
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	154
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	120
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	93
Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	221
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	68
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	120
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	103
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	303
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	165
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	294
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	133
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	126
Burlington Northern Santa Fe LLC	4.450%	1/15/53	175	148
Burlington Northern Santa Fe LLC	5.200%	4/15/54	525	497
Burlington Northern Santa Fe LLC	5.500%	3/15/55	484	479
Burlington Northern Santa Fe LLC	5.800%	3/15/56	350	360
Canadian National Railway Co.	6.250%	8/1/34	75	82
Canadian National Railway Co.	6.200%	6/1/36	75	82
Canadian National Railway Co.	6.375%	11/15/37	100	111
Canadian National Railway Co.	3.200%	8/2/46	100	71
Canadian National Railway Co.	2.450%	5/1/50	105	62
Canadian Pacific Railway Co.	2.875%	11/15/29	100	94
Canadian Pacific Railway Co.	2.050%	3/5/30	200	180
Canadian Pacific Railway Co.	4.800%	3/30/30	102	104
Canadian Pacific Railway Co.	7.125%	10/15/31	100	112
Canadian Pacific Railway Co.	2.450%	12/2/31	350	307
Canadian Pacific Railway Co.	5.200%	3/30/35	97	98
Canadian Pacific Railway Co.	5.950%	5/15/37	80	85
Canadian Pacific Railway Co.	3.000%	12/2/41	178	129
Canadian Pacific Railway Co.	4.300%	5/15/43	75	64
Canadian Pacific Railway Co.	4.950%	8/15/45	125	114
Canadian Pacific Railway Co.	4.700%	5/1/48	31	27
Canadian Pacific Railway Co.	3.500%	5/1/50	100	71
Canadian Pacific Railway Co.	3.100%	12/2/51	500	329
Canadian Pacific Railway Co.	6.125%	9/15/15	120	122
Carrier Global Corp.	2.493%	2/15/27	250	243
Carrier Global Corp.	2.722%	2/15/30	355	330
Carrier Global Corp.	2.700%	2/15/31	85	77
Carrier Global Corp.	5.900%	3/15/34	395	421
Carrier Global Corp.	3.377%	4/5/40	300	238
Carrier Global Corp.	3.577%	4/5/50	126	93
Carrier Global Corp.	6.200%	3/15/54	159	170
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	98
Caterpillar Financial Services Corp.	1.150%	9/14/26	200	193
Caterpillar Financial Services Corp.	4.450%	10/16/26	200	201
Caterpillar Financial Services Corp.	4.500%	1/7/27	150	151
Caterpillar Financial Services Corp.	1.700%	1/8/27	200	193
Caterpillar Financial Services Corp.	3.600%	8/12/27	300	297
Caterpillar Financial Services Corp.	4.400%	10/15/27	175	176
Caterpillar Financial Services Corp.	4.600%	11/15/27	150	152
Caterpillar Financial Services Corp.	4.400%	3/3/28	132	133
Caterpillar Financial Services Corp.	4.700%	11/15/29	150	153
Caterpillar Financial Services Corp.	4.800%	1/8/30	100	102
Caterpillar Inc.	2.600%	9/19/29	200	188

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	2.600%	4/9/30	120	112
	Caterpillar Inc.	5.200%	5/15/35	100	102
	Caterpillar Inc.	6.050%	8/15/36	100	109
	Caterpillar Inc.	3.803%	8/15/42	243	201
	Caterpillar Inc.	3.250%	9/19/49	200	140
	Caterpillar Inc.	3.250%	4/9/50	200	140
	Caterpillar Inc.	5.500%	5/15/55	50	50
	Caterpillar Inc.	4.750%	5/15/64	100	88
	Cintas Corp. No. 2	3.700%	4/1/27	175	174
	Cintas Corp. No. 2	4.200%	5/1/28	150	150
	Cintas Corp. No. 2	4.000%	5/1/32	150	145
	CNH Industrial Capital LLC	1.450%	7/15/26	200	194
	CNH Industrial Capital LLC	4.500%	10/8/27	100	100
	CNH Industrial Capital LLC	5.100%	4/20/29	265	270
	CNH Industrial NV	3.850%	11/15/27	100	99
	CSX Corp.	3.250%	6/1/27	150	148
	CSX Corp.	3.800%	3/1/28	350	347
	CSX Corp.	4.250%	3/15/29	200	200
	CSX Corp.	2.400%	2/15/30	172	159
	CSX Corp.	4.100%	11/15/32	187	181
	CSX Corp.	5.200%	11/15/33	100	103
	CSX Corp.	5.050%	6/15/35	410	412
	CSX Corp.	6.220%	4/30/40	152	164
	CSX Corp.	5.500%	4/15/41	225	225
	CSX Corp.	4.750%	5/30/42	210	192
	CSX Corp.	4.100%	3/15/44	150	125
	CSX Corp.	3.800%	11/1/46	140	109
	CSX Corp.	4.300%	3/1/48	250	208
	CSX Corp.	4.750%	11/15/48	70	62
	CSX Corp.	4.500%	3/15/49	125	106
	CSX Corp.	3.350%	9/15/49	265	185
	CSX Corp.	4.500%	11/15/52	162	137
	CSX Corp.	4.500%	8/1/54	25	21
	CSX Corp.	4.250%	11/1/66	150	116
	CSX Corp.	4.650%	3/1/68	75	62
	Cummins Inc.	4.250%	5/9/28	100	100
	Cummins Inc.	4.900%	2/20/29	100	102
	Cummins Inc.	4.700%	2/15/31	300	302
	Cummins Inc.	5.150%	2/20/34	200	204
	Cummins Inc.	5.300%	5/9/35	200	203
	Cummins Inc.	2.600%	9/1/50	200	119
	Cummins Inc.	5.450%	2/20/54	200	194
	Deere & Co.	5.375%	10/16/29	125	131
	Deere & Co.	5.450%	1/16/35	150	156
	Deere & Co.	2.875%	9/7/49	200	131
	Deere & Co.	3.750%	4/15/50	175	136
	Deere & Co.	5.700%	1/19/55	100	103
	Delta Air Lines Inc.	4.950%	7/10/28	154	155
	Delta Air Lines Inc.	5.250%	7/10/30	118	119
[3]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	105	100
	Dover Corp.	2.950%	11/4/29	75	71
	Eaton Capital ULC	4.450%	5/9/30	200	201
	Eaton Corp.	3.103%	9/15/27	128	126
	Eaton Corp.	4.150%	3/15/33	236	229
	Eaton Corp.	4.150%	11/2/42	150	129
	Eaton Corp.	4.700%	8/23/52	42	37
	Embraer Netherlands Finance BV	5.980%	2/11/35	100	103
	Emerson Electric Co.	0.875%	10/15/26	475	456
	Emerson Electric Co.	2.000%	12/21/28	200	186
	Emerson Electric Co.	1.950%	10/15/30	100	89
	Emerson Electric Co.	2.200%	12/21/31	200	176
	Emerson Electric Co.	2.750%	10/15/50	150	94
	Emerson Electric Co.	2.800%	12/21/51	200	126
[3]	Federal Express Corp. Pass Through Trusts Series 2020-1	1.875%	8/20/35	380	328
[6]	FedEx Corp.	4.250%	5/15/30	100	98
[6]	FedEx Corp.	3.900%	2/1/35	200	179
[6]	FedEx Corp.	4.750%	11/15/45	250	209
[6]	FedEx Corp.	4.550%	4/1/46	225	183
[6]	FedEx Corp.	4.400%	1/15/47	125	98
[6]	FedEx Corp.	4.050%	2/15/48	200	148

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	FedEx Corp.	4.950%	10/17/48	150	127
[6]	FedEx Corp.	5.250%	5/15/50	250	221
	Fortive Corp.	4.300%	6/15/46	100	82
	General Dynamics Corp.	3.500%	4/1/27	100	99
	General Dynamics Corp.	2.625%	11/15/27	200	194
	General Dynamics Corp.	3.750%	5/15/28	200	199
	General Dynamics Corp.	3.625%	4/1/30	200	195
	General Dynamics Corp.	4.950%	8/15/35	125	125
	General Dynamics Corp.	3.600%	11/15/42	100	80
	General Electric Co.	6.750%	3/15/32	240	272
	GXO Logistics Inc.	2.650%	7/15/31	250	218
	GXO Logistics Inc.	6.500%	5/6/34	90	94
	HEICO Corp.	5.350%	8/1/33	265	271
	Hexcel Corp.	4.200%	2/15/27	72	71
	Honeywell International Inc.	2.500%	11/1/26	50	49
	Honeywell International Inc.	1.100%	3/1/27	250	238
	Honeywell International Inc.	4.650%	7/30/27	105	106
	Honeywell International Inc.	4.950%	2/15/28	90	92
	Honeywell International Inc.	4.250%	1/15/29	200	200
	Honeywell International Inc.	2.700%	8/15/29	100	94
	Honeywell International Inc.	4.700%	2/1/30	165	167
	Honeywell International Inc.	1.950%	6/1/30	1,000	895
	Honeywell International Inc.	1.750%	9/1/31	250	213
	Honeywell International Inc.	4.750%	2/1/32	200	202
	Honeywell International Inc.	5.000%	2/15/33	197	200
	Honeywell International Inc.	4.500%	1/15/34	200	196
	Honeywell International Inc.	5.000%	3/1/35	210	211
	Honeywell International Inc.	5.700%	3/15/37	200	209
	Honeywell International Inc.	5.375%	3/1/41	150	152
	Honeywell International Inc.	5.250%	3/1/54	105	100
	Honeywell International Inc.	5.350%	3/1/64	200	189
	Howmet Aerospace Inc.	3.000%	1/15/29	275	263
	Howmet Aerospace Inc.	4.850%	10/15/31	100	101
	Howmet Aerospace Inc.	5.950%	2/1/37	100	106
	Hubbell Inc.	3.150%	8/15/27	50	49
	Hubbell Inc.	3.500%	2/15/28	175	172
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	98
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	186
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	200	206
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	195
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	615	634
	IDEX Corp.	4.950%	9/1/29	85	86
	IDEX Corp.	3.000%	5/1/30	75	70
	Illinois Tool Works Inc.	2.650%	11/15/26	300	295
	Illinois Tool Works Inc.	4.875%	9/15/41	75	70
	Illinois Tool Works Inc.	3.900%	9/1/42	250	208
	Ingersoll Rand Inc.	5.197%	6/15/27	200	203
	Ingersoll Rand Inc.	5.400%	8/14/28	100	103
	Ingersoll Rand Inc.	5.176%	6/15/29	200	205
	Ingersoll Rand Inc.	5.700%	8/14/33	200	209
	Ingersoll Rand Inc.	5.450%	6/15/34	200	206
	Ingersoll Rand Inc.	5.700%	6/15/54	60	59
[3]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/34	106	99
[3]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	74	65
	John Deere Capital Corp.	5.150%	9/8/26	200	202
	John Deere Capital Corp.	2.250%	9/14/26	125	122
	John Deere Capital Corp.	4.500%	1/8/27	125	126
	John Deere Capital Corp.	4.850%	3/5/27	450	456
	John Deere Capital Corp.	2.350%	3/8/27	200	195
	John Deere Capital Corp.	4.900%	6/11/27	171	174
	John Deere Capital Corp.	2.800%	9/8/27	150	146
	John Deere Capital Corp.	4.150%	9/15/27	200	200
	John Deere Capital Corp.	3.050%	1/6/28	100	98
	John Deere Capital Corp.	4.650%	1/7/28	100	102
	John Deere Capital Corp.	4.750%	1/20/28	200	203
	John Deere Capital Corp.	4.250%	6/5/28	125	126
	John Deere Capital Corp.	4.950%	7/14/28	200	205
	John Deere Capital Corp.	3.450%	3/7/29	50	49
	John Deere Capital Corp.	4.850%	6/11/29	119	122
	John Deere Capital Corp.	2.800%	7/18/29	150	142

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
John Deere Capital Corp.	2.450%	1/9/30	325	301
John Deere Capital Corp.	4.550%	6/5/30	225	227
John Deere Capital Corp.	4.900%	3/7/31	450	461
John Deere Capital Corp.	4.400%	9/8/31	750	749
John Deere Capital Corp.	5.150%	9/8/33	300	310
John Deere Capital Corp.	5.100%	4/11/34	175	179
John Deere Capital Corp.	5.050%	6/12/34	200	203
Johnson Controls International plc	6.000%	1/15/36	39	42
Johnson Controls International plc	4.625%	7/2/44	175	151
Johnson Controls International plc	4.500%	2/15/47	100	84
Johnson Controls International plc	4.950%	7/2/64	72	60
Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/29	125	130
Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	122	123
Kennametal Inc.	4.625%	6/15/28	120	120
Keysight Technologies Inc.	4.600%	4/6/27	125	125
Keysight Technologies Inc.	3.000%	10/30/29	200	188
Keysight Technologies Inc.	4.950%	10/15/34	50	49
Kirby Corp.	4.200%	3/1/28	300	297
L3Harris Technologies Inc.	3.850%	12/15/26	50	50
L3Harris Technologies Inc.	5.400%	1/15/27	200	203
L3Harris Technologies Inc.	4.400%	6/15/28	175	175
L3Harris Technologies Inc.	5.050%	6/1/29	130	133
L3Harris Technologies Inc.	5.250%	6/1/31	130	134
L3Harris Technologies Inc.	5.400%	7/31/33	260	267
L3Harris Technologies Inc.	5.350%	6/1/34	130	133
L3Harris Technologies Inc.	4.854%	4/27/35	100	98
L3Harris Technologies Inc.	5.054%	4/27/45	100	93
L3Harris Technologies Inc.	5.600%	7/31/53	175	171
L3Harris Technologies Inc.	5.500%	8/15/54	100	97
Lennox International Inc.	1.700%	8/1/27	50	47
Lockheed Martin Corp.	5.100%	11/15/27	250	256
Lockheed Martin Corp.	4.450%	5/15/28	100	101
Lockheed Martin Corp.	4.700%	12/15/31	150	152
Lockheed Martin Corp.	3.900%	6/15/32	100	96
Lockheed Martin Corp.	5.250%	1/15/33	250	260
Lockheed Martin Corp.	3.600%	3/1/35	150	136
Lockheed Martin Corp.	4.500%	5/15/36	100	96
Lockheed Martin Corp.	6.150%	9/1/36	300	331
Lockheed Martin Corp.	4.070%	12/15/42	270	227
Lockheed Martin Corp.	3.800%	3/1/45	150	118
Lockheed Martin Corp.	4.700%	5/15/46	275	245
Lockheed Martin Corp.	4.090%	9/15/52	331	261
Lockheed Martin Corp.	4.150%	6/15/53	250	198
Lockheed Martin Corp.	5.700%	11/15/54	250	252
Lockheed Martin Corp.	5.200%	2/15/55	215	201
Lockheed Martin Corp.	4.300%	6/15/62	125	98
Lockheed Martin Corp.	5.900%	11/15/63	134	138
MasTec Inc.	5.900%	6/15/29	100	104
Nordson Corp.	5.600%	9/15/28	60	62
Nordson Corp.	4.500%	12/15/29	200	200
Nordson Corp.	5.800%	9/15/33	79	84
Norfolk Southern Corp.	7.800%	5/15/27	60	64
Norfolk Southern Corp.	3.150%	6/1/27	125	123
Norfolk Southern Corp.	3.800%	8/1/28	113	112
Norfolk Southern Corp.	2.550%	11/1/29	200	186
Norfolk Southern Corp.	5.050%	8/1/30	550	568
Norfolk Southern Corp.	3.000%	3/15/32	200	181
Norfolk Southern Corp.	5.100%	5/1/35	50	50
Norfolk Southern Corp.	4.837%	10/1/41	113	104
Norfolk Southern Corp.	3.950%	10/1/42	100	82
Norfolk Southern Corp.	4.450%	6/15/45	75	64
Norfolk Southern Corp.	4.650%	1/15/46	75	66
Norfolk Southern Corp.	3.942%	11/1/47	135	106
Norfolk Southern Corp.	4.100%	5/15/49	73	58
Norfolk Southern Corp.	3.400%	11/1/49	75	53
Norfolk Southern Corp.	3.050%	5/15/50	350	229
Norfolk Southern Corp.	2.900%	8/25/51	105	66
Norfolk Southern Corp.	4.050%	8/15/52	239	185
Norfolk Southern Corp.	4.550%	6/1/53	179	151
Norfolk Southern Corp.	5.350%	8/1/54	581	556

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Norfolk Southern Corp.	3.155%	5/15/55	438	281
Norfolk Southern Corp.	5.950%	3/15/64	110	113
Norfolk Southern Corp.	5.100%	8/1/18	60	51
Norfolk Southern Corp.	4.100%	5/15/21	100	69
Northrop Grumman Corp.	3.200%	2/1/27	150	148
Northrop Grumman Corp.	3.250%	1/15/28	100	98
Northrop Grumman Corp.	4.600%	2/1/29	100	101
Northrop Grumman Corp.	4.400%	5/1/30	290	290
Northrop Grumman Corp.	4.650%	7/15/30	100	101
Northrop Grumman Corp.	4.700%	3/15/33	100	100
Northrop Grumman Corp.	4.900%	6/1/34	150	150
Northrop Grumman Corp.	5.150%	5/1/40	90	88
Northrop Grumman Corp.	5.050%	11/15/40	150	145
Northrop Grumman Corp.	4.750%	6/1/43	275	248
Northrop Grumman Corp.	4.030%	10/15/47	380	303
Northrop Grumman Corp.	5.250%	5/1/50	135	127
Northrop Grumman Corp.	4.950%	3/15/53	100	90
Northrop Grumman Corp.	5.200%	6/1/54	450	419
nVent Finance Sarl	4.550%	4/15/28	100	100
nVent Finance Sarl	5.650%	5/15/33	100	102
Oshkosh Corp.	4.600%	5/15/28	185	185
Oshkosh Corp.	3.100%	3/1/30	60	56
Otis Worldwide Corp.	2.293%	4/5/27	200	194
Otis Worldwide Corp.	5.250%	8/16/28	150	154
Otis Worldwide Corp.	2.565%	2/15/30	300	277
Otis Worldwide Corp.	5.125%	11/19/31	50	51
Otis Worldwide Corp.	3.112%	2/15/40	125	96
Otis Worldwide Corp.	3.362%	2/15/50	150	104
PACCAR Financial Corp.	4.500%	11/25/26	250	252
PACCAR Financial Corp.	5.000%	5/13/27	400	407
PACCAR Financial Corp.	4.250%	6/23/27	100	101
PACCAR Financial Corp.	4.450%	8/6/27	300	303
PACCAR Financial Corp.	4.000%	9/26/29	250	249
PACCAR Financial Corp.	4.550%	5/8/30	125	127
Parker-Hannifin Corp.	3.250%	3/1/27	125	123
Parker-Hannifin Corp.	4.250%	9/15/27	215	216
Parker-Hannifin Corp.	3.250%	6/14/29	75	72
Parker-Hannifin Corp.	6.250%	5/15/38	150	163
Parker-Hannifin Corp.	4.450%	11/21/44	200	172
Parker-Hannifin Corp.	4.000%	6/14/49	215	169
Paychex Inc.	5.100%	4/15/30	258	264
Paychex Inc.	5.350%	4/15/32	372	382
Paychex Inc.	5.600%	4/15/35	225	233
Precision Castparts Corp.	4.375%	6/15/45	200	170
Quanta Services Inc.	4.750%	8/9/27	400	403
Quanta Services Inc.	2.900%	10/1/30	400	369
Quanta Services Inc.	5.250%	8/9/34	200	202
Regal Rexnord Corp.	6.050%	4/15/28	250	257
Regal Rexnord Corp.	6.300%	2/15/30	145	152
Regal Rexnord Corp.	6.400%	4/15/33	225	238
RELX Capital Inc.	4.000%	3/18/29	100	99
RELX Capital Inc.	4.750%	3/27/30	81	82
RELX Capital Inc.	3.000%	5/22/30	150	141
RELX Capital Inc.	4.750%	5/20/32	100	101
RELX Capital Inc.	5.250%	3/27/35	63	64
Republic Services Inc.	5.000%	11/15/29	125	129
Republic Services Inc.	4.750%	7/15/30	700	713
Republic Services Inc.	1.750%	2/15/32	135	114
Republic Services Inc.	2.375%	3/15/33	125	107
Republic Services Inc.	5.000%	12/15/33	115	117
Republic Services Inc.	5.000%	4/1/34	145	147
Republic Services Inc.	6.200%	3/1/40	75	82
Republic Services Inc.	5.700%	5/15/41	100	104
Republic Services Inc.	3.050%	3/1/50	70	47
Rockwell Automation Inc.	3.500%	3/1/29	100	98
Rockwell Automation Inc.	2.800%	8/15/61	200	116
RTX Corp.	5.750%	11/8/26	225	229
RTX Corp.	3.500%	3/15/27	300	296
RTX Corp.	3.125%	5/4/27	225	221
RTX Corp.	7.200%	8/15/27	25	27

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.125%	11/16/28	537	535
	RTX Corp.	2.250%	7/1/30	300	271
	RTX Corp.	1.900%	9/1/31	200	171
	RTX Corp.	2.375%	3/15/32	200	174
	RTX Corp.	5.150%	2/27/33	200	204
	RTX Corp.	6.100%	3/15/34	112	121
	RTX Corp.	5.400%	5/1/35	150	154
	RTX Corp.	6.050%	6/1/36	100	108
	RTX Corp.	4.450%	11/16/38	260	240
	RTX Corp.	4.700%	12/15/41	50	45
	RTX Corp.	4.500%	6/1/42	675	598
	RTX Corp.	4.150%	5/15/45	200	164
	RTX Corp.	3.750%	11/1/46	200	153
	RTX Corp.	4.350%	4/15/47	250	209
	RTX Corp.	4.050%	5/4/47	107	85
	RTX Corp.	4.625%	11/16/48	350	301
	RTX Corp.	3.125%	7/1/50	179	118
	RTX Corp.	2.820%	9/1/51	200	123
	RTX Corp.	3.030%	3/15/52	200	128
	RTX Corp.	5.375%	2/27/53	200	191
	RTX Corp.	6.400%	3/15/54	314	344
	Ryder System Inc.	2.900%	12/1/26	100	98
	Ryder System Inc.	5.300%	3/15/27	100	101
	Ryder System Inc.	5.650%	3/1/28	100	103
	Ryder System Inc.	5.250%	6/1/28	200	205
	Ryder System Inc.	5.375%	3/15/29	300	309
	Ryder System Inc.	4.900%	12/1/29	50	51
	Ryder System Inc.	4.850%	6/15/30	50	50
	Ryder System Inc.	6.600%	12/1/33	300	330
	Snap-on Inc.	3.250%	3/1/27	50	49
	Snap-on Inc.	4.100%	3/1/48	75	60
	Snap-on Inc.	3.100%	5/1/50	75	50
	Southwest Airlines Co.	3.000%	11/15/26	100	98
	Southwest Airlines Co.	5.125%	6/15/27	245	247
	Southwest Airlines Co.	3.450%	11/16/27	50	49
	Southwest Airlines Co.	2.625%	2/10/30	100	91
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	71
	Stanley Black & Decker Inc.	4.850%	11/15/48	90	76
	Stanley Black & Decker Inc.	2.750%	11/15/50	135	77
	Textron Inc.	3.650%	3/15/27	250	247
	Textron Inc.	3.900%	9/17/29	225	220
	Textron Inc.	6.100%	11/15/33	50	53
	Timken Co.	4.500%	12/15/28	25	25
	TR Finance LLC	5.500%	8/15/35	75	76
	TR Finance LLC	5.850%	4/15/40	100	103
	Trane Technologies Financing Ltd.	3.800%	3/21/29	225	221
	Trane Technologies Financing Ltd.	5.250%	3/3/33	200	206
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	125	128
	Trimble Inc.	4.900%	6/15/28	50	51
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	104	90
	Tyco Electronics Group SA	3.125%	8/15/27	200	196
	Tyco Electronics Group SA	2.500%	2/4/32	200	176
	Tyco Electronics Group SA	7.125%	10/1/37	125	144
	Union Pacific Corp.	2.150%	2/5/27	513	498
	Union Pacific Corp.	2.400%	2/5/30	200	185
	Union Pacific Corp.	2.800%	2/14/32	100	90
	Union Pacific Corp.	3.375%	2/1/35	100	89
	Union Pacific Corp.	5.100%	2/20/35	115	117
	Union Pacific Corp.	2.891%	4/6/36	500	414
	Union Pacific Corp.	3.600%	9/15/37	90	78
	Union Pacific Corp.	3.250%	2/5/50	200	138
	Union Pacific Corp.	2.950%	3/10/52	250	159
	Union Pacific Corp.	4.950%	9/9/52	110	101
	Union Pacific Corp.	3.500%	2/14/53	600	425
	Union Pacific Corp.	5.600%	12/1/54	57	57
	Union Pacific Corp.	3.950%	8/15/59	100	74
	Union Pacific Corp.	3.839%	3/20/60	386	278
	Union Pacific Corp.	2.973%	9/16/62	325	189
	Union Pacific Corp.	3.799%	4/6/71	260	178
[3]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/33	76	68

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	215	219
[3]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	121	115
[3]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	47	44
[3]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	131	126
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/38	396	400
[3]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/29	205	209
	United Parcel Service Inc.	2.400%	11/15/26	399	390
	United Parcel Service Inc.	3.400%	3/15/29	100	98
	United Parcel Service Inc.	2.500%	9/1/29	100	93
	United Parcel Service Inc.	4.650%	10/15/30	125	127
	United Parcel Service Inc.	4.875%	3/3/33	200	203
	United Parcel Service Inc.	5.150%	5/22/34	200	205
	United Parcel Service Inc.	5.250%	5/14/35	50	51
	United Parcel Service Inc.	6.200%	1/15/38	173	189
	United Parcel Service Inc.	5.200%	4/1/40	255	250
	United Parcel Service Inc.	4.875%	11/15/40	75	71
	United Parcel Service Inc.	3.625%	10/1/42	100	78
	United Parcel Service Inc.	4.250%	3/15/49	104	84
	United Parcel Service Inc.	3.400%	9/1/49	200	140
	United Parcel Service Inc.	5.300%	4/1/50	325	308
	United Parcel Service Inc.	5.050%	3/3/53	100	91
	United Parcel Service Inc.	5.950%	5/14/55	100	103
	United Parcel Service Inc.	5.600%	5/22/64	105	101
	United Parcel Service Inc.	6.050%	5/14/65	100	102
	Valmont Industries Inc.	5.000%	10/1/44	150	134
	Valmont Industries Inc.	5.250%	10/1/54	75	68
	Veralto Corp.	5.500%	9/18/26	125	126
	Veralto Corp.	5.350%	9/18/28	125	129
	Veralto Corp.	5.450%	9/18/33	125	129
	Vontier Corp.	2.400%	4/1/28	85	80
	Vontier Corp.	2.950%	4/1/31	105	94
	Waste Connections Inc.	4.250%	12/1/28	51	51
	Waste Connections Inc.	3.500%	5/1/29	200	196
	Waste Connections Inc.	2.600%	2/1/30	139	129
	Waste Connections Inc.	3.200%	6/1/32	300	274
	Waste Connections Inc.	4.200%	1/15/33	132	128
	Waste Connections Inc.	5.250%	9/1/35	125	128
	Waste Connections Inc.	3.050%	4/1/50	75	49
	Waste Connections Inc.	2.950%	1/15/52	200	127
	Waste Management Inc.	4.950%	7/3/27	200	203
	Waste Management Inc.	3.150%	11/15/27	125	122
	Waste Management Inc.	4.500%	3/15/28	200	202
	Waste Management Inc.	4.875%	2/15/29	200	205
	Waste Management Inc.	4.650%	3/15/30	400	406
	Waste Management Inc.	1.500%	3/15/31	200	171
	Waste Management Inc.	4.950%	7/3/31	175	180
	Waste Management Inc.	4.800%	3/15/32	350	356
	Waste Management Inc.	4.625%	2/15/33	88	88
	Waste Management Inc.	4.875%	2/15/34	200	203
	Waste Management Inc.	4.950%	3/15/35	200	201
	Waste Management Inc.	2.950%	6/1/41	200	148
	Waste Management Inc.	2.500%	11/15/50	200	119
	Waste Management Inc.	5.350%	10/15/54	115	111
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	175	176
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	50	51
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/35	75	76
	WW Grainger Inc.	4.600%	6/15/45	160	141
	WW Grainger Inc.	3.750%	5/15/46	75	58
	WW Grainger Inc.	4.200%	5/15/47	75	62
	Xylem Inc.	3.250%	11/1/26	100	99
	Xylem Inc.	1.950%	1/30/28	100	95
	Xylem Inc.	2.250%	1/30/31	100	89
	Xylem Inc.	4.375%	11/1/46	100	82
					91,581
Materials (0.8%)
	Air Products & Chemicals Inc.	4.600%	2/8/29	225	228
	Air Products & Chemicals Inc.	2.050%	5/15/30	200	181
	Air Products & Chemicals Inc.	4.850%	2/8/34	265	266
	Air Products & Chemicals Inc.	2.700%	5/15/40	200	146

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Products & Chemicals Inc.	2.800%	5/15/50	200	126
	Albemarle Corp.	5.450%	12/1/44	75	63
	Albemarle Corp.	5.650%	6/1/52	100	84
	Amcor Finance USA Inc.	5.625%	5/26/33	123	127
[6]	Amcor Flexibles North America Inc.	4.800%	3/17/28	104	105
[6]	Amcor Flexibles North America Inc.	5.100%	3/17/30	139	141
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	114
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	179
[6]	Amcor Flexibles North America Inc.	5.500%	3/17/35	237	241
[6]	Amrize Finance US LLC	4.600%	4/7/27	42	42
[6]	Amrize Finance US LLC	4.700%	4/7/28	42	42
[6]	Amrize Finance US LLC	4.950%	4/7/30	59	60
[6]	Amrize Finance US LLC	5.400%	4/7/35	30	30
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	191
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	188
	ArcelorMittal SA	6.550%	11/29/27	200	209
	ArcelorMittal SA	4.250%	7/16/29	100	99
	ArcelorMittal SA	6.800%	11/29/32	180	198
	ArcelorMittal SA	7.000%	10/15/39	100	111
	ArcelorMittal SA	6.750%	3/1/41	135	143
	ArcelorMittal SA	6.350%	6/17/54	85	86
	Avery Dennison Corp.	4.875%	12/6/28	75	76
	Avery Dennison Corp.	5.750%	3/15/33	190	198
	Barrick Mining Corp.	6.450%	10/15/35	75	82
	Barrick North America Finance LLC	5.700%	5/30/41	350	352
	Barrick North America Finance LLC	5.750%	5/1/43	150	151
	Berry Global Inc.	5.500%	4/15/28	540	554
	Berry Global Inc.	5.800%	6/15/31	200	210
	Berry Global Inc.	5.650%	1/15/34	495	512
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	203
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	200	205
	BHP Billiton Finance USA Ltd.	5.000%	2/21/30	102	105
	BHP Billiton Finance USA Ltd.	5.125%	2/21/32	66	68
	BHP Billiton Finance USA Ltd.	5.300%	2/21/35	115	117
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	440	417
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	140	139
	Cabot Corp.	4.000%	7/1/29	55	54
	Carlisle Cos. Inc.	3.750%	12/1/27	125	123
	Carlisle Cos. Inc.	2.750%	3/1/30	150	139
	Carlisle Cos. Inc.	2.200%	3/1/32	100	85
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	174
	CF Industries Inc.	5.150%	3/15/34	200	199
	CF Industries Inc.	4.950%	6/1/43	150	133
	CF Industries Inc.	5.375%	3/15/44	100	93
	CRH America Finance Inc.	5.400%	5/21/34	200	205
	CRH America Finance Inc.	5.500%	1/9/35	225	231
	CRH SMW Finance DAC	5.200%	5/21/29	200	205
	CRH SMW Finance DAC	5.125%	1/9/30	400	410
	Dow Chemical Co.	4.800%	11/30/28	225	228
	Dow Chemical Co.	2.100%	11/15/30	280	247
	Dow Chemical Co.	5.150%	2/15/34	175	175
	Dow Chemical Co.	4.250%	10/1/34	106	97
	Dow Chemical Co.	5.350%	3/15/35	99	98
	Dow Chemical Co.	9.400%	5/15/39	203	266
	Dow Chemical Co.	5.250%	11/15/41	100	91
	Dow Chemical Co.	4.625%	10/1/44	200	165
	Dow Chemical Co.	5.550%	11/30/48	100	92
	Dow Chemical Co.	6.900%	5/15/53	150	161
	Dow Chemical Co.	5.600%	2/15/54	360	328
	Dow Chemical Co.	5.950%	3/15/55	110	105
	DuPont de Nemours Inc.	4.725%	11/15/28	425	432
	DuPont de Nemours Inc.	5.319%	11/15/38	182	188
	DuPont de Nemours Inc.	5.419%	11/15/48	375	378
	Eastman Chemical Co.	5.000%	8/1/29	600	608
	Eastman Chemical Co.	5.625%	2/20/34	600	611
	Eastman Chemical Co.	4.800%	9/1/42	225	198
	Eastman Chemical Co.	4.650%	10/15/44	150	127
	Ecolab Inc.	2.700%	11/1/26	200	196
	Ecolab Inc.	1.650%	2/1/27	100	96
	Ecolab Inc.	3.250%	12/1/27	100	98

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ecolab Inc.	5.250%	1/15/28	200	206
Ecolab Inc.	4.300%	6/15/28	75	76
Ecolab Inc.	1.300%	1/30/31	500	425
Ecolab Inc.	2.125%	2/1/32	100	86
Ecolab Inc.	2.700%	12/15/51	255	156
EIDP Inc.	2.300%	7/15/30	100	91
EIDP Inc.	5.125%	5/15/32	75	76
EIDP Inc.	4.800%	5/15/33	100	99
FMC Corp.	3.200%	10/1/26	50	49
FMC Corp.	3.450%	10/1/29	100	93
FMC Corp.	5.650%	5/18/33	100	99
FMC Corp.	4.500%	10/1/49	100	74
Freeport-McMoRan Inc.	5.000%	9/1/27	200	200
Freeport-McMoRan Inc.	4.125%	3/1/28	100	99
Freeport-McMoRan Inc.	4.375%	8/1/28	100	99
Freeport-McMoRan Inc.	5.250%	9/1/29	100	102
Freeport-McMoRan Inc.	4.250%	3/1/30	100	98
Freeport-McMoRan Inc.	4.625%	8/1/30	200	199
Freeport-McMoRan Inc.	5.400%	11/14/34	100	102
Freeport-McMoRan Inc.	5.450%	3/15/43	300	284
Georgia-Pacific LLC	8.875%	5/15/31	125	153
Gerdau Trade Inc.	5.750%	6/9/35	150	150
Huntsman International LLC	4.500%	5/1/29	90	85
Huntsman International LLC	2.950%	6/15/31	100	84
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	50
International Flavors & Fragrances Inc.	5.000%	9/26/48	138	119
International Paper Co.	5.000%	9/15/35	100	98
International Paper Co.	6.000%	11/15/41	100	101
International Paper Co.	4.800%	6/15/44	300	261
International Paper Co.	4.400%	8/15/47	200	161
Kinross Gold Corp.	4.500%	7/15/27	25	25
Kinross Gold Corp.	6.250%	7/15/33	100	108
Linde Inc.	1.100%	8/10/30	300	258
Linde Inc.	3.550%	11/7/42	50	39
LYB International Finance BV	5.250%	7/15/43	200	178
LYB International Finance III LLC	5.625%	5/15/33	52	53
LYB International Finance III LLC	5.500%	3/1/34	585	584
LYB International Finance III LLC	6.150%	5/15/35	50	52
LYB International Finance III LLC	3.375%	10/1/40	200	148
LYB International Finance III LLC	4.200%	10/15/49	135	100
LYB International Finance III LLC	4.200%	5/1/50	50	37
Martin Marietta Materials Inc.	3.450%	6/1/27	50	49
Martin Marietta Materials Inc.	3.500%	12/15/27	100	98
Martin Marietta Materials Inc.	2.500%	3/15/30	100	92
Martin Marietta Materials Inc.	2.400%	7/15/31	150	132
Martin Marietta Materials Inc.	5.150%	12/1/34	50	50
Martin Marietta Materials Inc.	4.250%	12/15/47	175	142
Martin Marietta Materials Inc.	3.200%	7/15/51	220	145
Martin Marietta Materials Inc.	5.500%	12/1/54	50	48
Mosaic Co.	4.050%	11/15/27	200	199
Mosaic Co.	5.450%	11/15/33	100	102
Mosaic Co.	4.875%	11/15/41	50	44
Mosaic Co.	5.625%	11/15/43	100	96
Newmont Corp.	2.800%	10/1/29	150	142
Newmont Corp.	2.250%	10/1/30	200	181
Newmont Corp.	2.600%	7/15/32	100	89
Newmont Corp.	5.875%	4/1/35	100	107
Newmont Corp.	6.250%	10/1/39	225	243
Newmont Corp.	4.875%	3/15/42	255	237
Newmont Corp.	5.450%	6/9/44	150	146
Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/34	1,000	1,026
Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/50	100	81
Nucor Corp.	3.950%	5/1/28	100	100
Nucor Corp.	2.700%	6/1/30	100	92
Nucor Corp.	3.125%	4/1/32	100	91
Nucor Corp.	6.400%	12/1/37	100	110
Nucor Corp.	2.979%	12/15/55	300	184
Nutrien Ltd.	4.000%	12/15/26	50	50
Nutrien Ltd.	5.200%	6/21/27	175	178
Nutrien Ltd.	4.900%	3/27/28	200	203

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nutrien Ltd.	5.250%	3/12/32	188	192
Nutrien Ltd.	5.400%	6/21/34	200	203
Nutrien Ltd.	4.125%	3/15/35	250	228
Nutrien Ltd.	5.625%	12/1/40	275	272
Nutrien Ltd.	6.125%	1/15/41	70	72
Nutrien Ltd.	4.900%	6/1/43	50	45
Nutrien Ltd.	5.250%	1/15/45	191	176
Nutrien Ltd.	5.000%	4/1/49	100	89
Nutrien Ltd.	3.950%	5/13/50	315	234
Nutrien Ltd.	5.800%	3/27/53	135	134
Owens Corning	3.400%	8/15/26	200	198
Owens Corning	3.950%	8/15/29	100	98
Owens Corning	3.875%	6/1/30	50	48
Owens Corning	5.700%	6/15/34	200	208
Owens Corning	4.300%	7/15/47	200	161
Owens Corning	5.950%	6/15/54	125	126
Packaging Corp. of America	3.400%	12/15/27	100	98
Packaging Corp. of America	3.000%	12/15/29	140	132
Packaging Corp. of America	4.050%	12/15/49	90	69
Packaging Corp. of America	3.050%	10/1/51	100	63
PPG Industries Inc.	2.550%	6/15/30	300	273
Reliance Inc.	2.150%	8/15/30	100	89
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	244
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	81
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	213
Rio Tinto Finance USA plc	4.500%	3/14/28	66	67
Rio Tinto Finance USA plc	4.875%	3/14/30	118	120
Rio Tinto Finance USA plc	5.000%	3/14/32	80	81
Rio Tinto Finance USA plc	5.000%	3/9/33	200	203
Rio Tinto Finance USA plc	5.250%	3/14/35	80	81
Rio Tinto Finance USA plc	4.750%	3/22/42	150	136
Rio Tinto Finance USA plc	4.125%	8/21/42	250	211
Rio Tinto Finance USA plc	5.125%	3/9/53	300	276
Rio Tinto Finance USA plc	5.750%	3/14/55	70	70
Rio Tinto Finance USA plc	5.875%	3/14/65	56	56
RPM International Inc.	3.750%	3/15/27	50	49
RPM International Inc.	4.250%	1/15/48	200	165
Sherwin-Williams Co.	3.450%	6/1/27	100	99
Sherwin-Williams Co.	4.550%	3/1/28	100	101
Sherwin-Williams Co.	2.300%	5/15/30	100	91
Sherwin-Williams Co.	4.000%	12/15/42	100	80
Sherwin-Williams Co.	4.550%	8/1/45	90	76
Sherwin-Williams Co.	4.500%	6/1/47	300	251
Sherwin-Williams Co.	3.300%	5/15/50	100	67
Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	205
Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	204
Smurfit Kappa Treasury ULC	5.777%	4/3/54	200	198
Smurfit Westrock Financing DAC	5.418%	1/15/35	420	425
Sonoco Products Co.	4.450%	9/1/26	50	50
Sonoco Products Co.	2.250%	2/1/27	500	483
Sonoco Products Co.	4.600%	9/1/29	125	125
Sonoco Products Co.	3.125%	5/1/30	105	98
Sonoco Products Co.	5.000%	9/1/34	100	97
Sonoco Products Co.	5.750%	11/1/40	80	80
Southern Copper Corp.	7.500%	7/27/35	100	115
Southern Copper Corp.	6.750%	4/16/40	275	300
Southern Copper Corp.	5.250%	11/8/42	300	279
Southern Copper Corp.	5.875%	4/23/45	200	198
Steel Dynamics Inc.	3.450%	4/15/30	125	119
Steel Dynamics Inc.	3.250%	1/15/31	100	93
Steel Dynamics Inc.	5.375%	8/15/34	60	61
Steel Dynamics Inc.	3.250%	10/15/50	100	66
Steel Dynamics Inc.	5.750%	5/15/55	125	121
Suzano Austria GmbH	6.000%	1/15/29	400	412
Suzano Austria GmbH	5.000%	1/15/30	200	200
Suzano Austria GmbH	3.750%	1/15/31	200	187
Suzano Austria GmbH	3.125%	1/15/32	125	110
Vale Overseas Ltd.	3.750%	7/8/30	100	94
Vale Overseas Ltd.	6.125%	6/12/33	200	210
Vale Overseas Ltd.	8.250%	1/17/34	50	60

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vale Overseas Ltd.	6.875%	11/21/36	194	211
	Vale Overseas Ltd.	6.875%	11/10/39	125	136
	Vale Overseas Ltd.	6.400%	6/28/54	373	367
	Vale SA	5.625%	9/11/42	75	73
	Vulcan Materials Co.	4.950%	12/1/29	50	51
	Vulcan Materials Co.	3.500%	6/1/30	150	144
	Vulcan Materials Co.	5.350%	12/1/34	150	153
	Vulcan Materials Co.	4.500%	6/15/47	125	105
	Vulcan Materials Co.	5.700%	12/1/54	200	199
	Westlake Corp.	3.600%	8/15/26	100	99
	Westlake Corp.	3.375%	6/15/30	100	94
	Westlake Corp.	5.000%	8/15/46	200	173
	Westlake Corp.	3.125%	8/15/51	100	62
	Westlake Corp.	3.375%	8/15/61	100	59
	WestRock MWV LLC	7.950%	2/15/31	250	290
	WRKCo Inc.	3.375%	9/15/27	250	244
	WRKCo Inc.	4.900%	3/15/29	200	203
	WRKCo Inc.	3.000%	6/15/33	100	87
	Yamana Gold Inc.	2.630%	8/15/31	100	88
					37,293
Real Estate (0.9%)
	Agree LP	5.625%	6/15/34	143	147
	Agree LP	5.600%	6/15/35	125	127
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	185
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	139
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	400
	Alexandria Real Estate Equities Inc.	5.500%	10/1/35	100	101
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	92
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	303
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	135
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	100	94
	American Assets Trust LP	6.150%	10/1/34	100	100
	American Homes 4 Rent LP	2.375%	7/15/31	200	174
	American Homes 4 Rent LP	5.500%	7/15/34	100	101
	American Homes 4 Rent LP	5.250%	3/15/35	100	99
	American Homes 4 Rent LP	3.375%	7/15/51	200	132
	American Tower Corp.	1.450%	9/15/26	200	193
	American Tower Corp.	3.375%	10/15/26	200	197
	American Tower Corp.	2.750%	1/15/27	500	488
	American Tower Corp.	3.125%	1/15/27	125	123
	American Tower Corp.	3.650%	3/15/27	200	198
	American Tower Corp.	1.500%	1/31/28	500	466
	American Tower Corp.	3.950%	3/15/29	140	137
	American Tower Corp.	3.800%	8/15/29	475	462
	American Tower Corp.	2.900%	1/15/30	145	135
	American Tower Corp.	5.000%	1/31/30	75	76
	American Tower Corp.	4.900%	3/15/30	61	62
	American Tower Corp.	2.100%	6/15/30	150	133
	American Tower Corp.	2.700%	4/15/31	200	179
	American Tower Corp.	2.300%	9/15/31	200	174
	American Tower Corp.	4.050%	3/15/32	200	191
	American Tower Corp.	5.400%	1/31/35	200	204
	American Tower Corp.	3.700%	10/15/49	200	146
	American Tower Corp.	3.100%	6/15/50	250	164
	American Tower Corp.	2.950%	1/15/51	200	126
	Americold Realty Operating Partnership LP	5.600%	5/15/32	80	80
	Americold Realty Operating Partnership LP	5.409%	9/12/34	60	59
	AvalonBay Communities Inc.	2.900%	10/15/26	50	49
	AvalonBay Communities Inc.	3.200%	1/15/28	75	73
	AvalonBay Communities Inc.	2.050%	1/15/32	300	258
	AvalonBay Communities Inc.	5.000%	2/15/33	50	51
	AvalonBay Communities Inc.	5.350%	6/1/34	100	103
[4]	AvalonBay Communities Inc.	5.000%	8/1/35	150	149
	AvalonBay Communities Inc.	3.900%	10/15/46	60	47
	AvalonBay Communities Inc.	4.350%	4/15/48	60	50
	Boston Properties LP	2.750%	10/1/26	50	49
	Boston Properties LP	3.400%	6/21/29	400	379
	Boston Properties LP	2.900%	3/15/30	400	367
	Boston Properties LP	2.450%	10/1/33	400	320

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boston Properties LP	6.500%	1/15/34	50	54
Brixmor Operating Partnership LP	3.900%	3/15/27	75	74
Brixmor Operating Partnership LP	4.125%	5/15/29	533	524
Brixmor Operating Partnership LP	4.050%	7/1/30	250	243
Camden Property Trust	3.150%	7/1/29	50	48
Camden Property Trust	2.800%	5/15/30	265	247
Camden Property Trust	3.350%	11/1/49	120	85
CBRE Services Inc.	5.500%	4/1/29	75	78
CBRE Services Inc.	4.800%	6/15/30	100	100
CBRE Services Inc.	2.500%	4/1/31	200	177
CBRE Services Inc.	5.950%	8/15/34	200	211
CBRE Services Inc.	5.500%	6/15/35	150	151
COPT Defense Properties LP	2.000%	1/15/29	102	93
COPT Defense Properties LP	2.900%	12/1/33	200	165
Cousins Properties LP	5.375%	2/15/32	100	101
Cousins Properties LP	5.875%	10/1/34	100	103
Crown Castle Inc.	2.900%	3/15/27	200	195
Crown Castle Inc.	3.650%	9/1/27	325	320
Crown Castle Inc.	3.800%	2/15/28	425	417
Crown Castle Inc.	4.800%	9/1/28	200	201
Crown Castle Inc.	3.100%	11/15/29	100	94
Crown Castle Inc.	3.300%	7/1/30	115	108
Crown Castle Inc.	2.250%	1/15/31	200	174
Crown Castle Inc.	2.500%	7/15/31	700	611
Crown Castle Inc.	5.800%	3/1/34	100	104
Crown Castle Inc.	5.200%	9/1/34	350	347
Crown Castle Inc.	2.900%	4/1/41	215	154
Crown Castle Inc.	4.750%	5/15/47	95	81
Crown Castle Inc.	5.200%	2/15/49	75	67
Crown Castle Inc.	4.150%	7/1/50	100	76
CubeSmart LP	3.125%	9/1/26	100	98
CubeSmart LP	2.250%	12/15/28	200	186
CubeSmart LP	4.375%	2/15/29	50	50
CubeSmart LP	2.000%	2/15/31	75	65
CubeSmart LP	2.500%	2/15/32	200	172
Digital Realty Trust LP	4.450%	7/15/28	370	370
Digital Realty Trust LP	3.600%	7/1/29	175	170
DOC DR LLC	4.300%	3/15/27	100	100
DOC DR LLC	3.950%	1/15/28	100	99
DOC DR LLC	2.625%	11/1/31	500	440
EPR Properties	4.500%	6/1/27	141	140
EPR Properties	3.600%	11/15/31	175	159
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	250	256
Equinix Inc.	2.900%	11/18/26	100	98
Equinix Inc.	1.800%	7/15/27	100	95
Equinix Inc.	1.550%	3/15/28	500	466
Equinix Inc.	3.200%	11/18/29	450	427
Equinix Inc.	2.500%	5/15/31	200	177
Equinix Inc.	3.000%	7/15/50	100	62
ERP Operating LP	2.850%	11/1/26	50	49
ERP Operating LP	3.500%	3/1/28	100	98
ERP Operating LP	4.150%	12/1/28	70	70
ERP Operating LP	3.000%	7/1/29	75	71
ERP Operating LP	2.500%	2/15/30	150	138
ERP Operating LP	4.650%	9/15/34	200	194
ERP Operating LP	4.500%	7/1/44	150	130
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	78
Essex Portfolio LP	3.625%	5/1/27	100	99
Essex Portfolio LP	4.000%	3/1/29	100	98
Essex Portfolio LP	3.000%	1/15/30	110	103
Essex Portfolio LP	2.650%	3/15/32	105	92
Essex Portfolio LP	5.500%	4/1/34	100	102
Essex Portfolio LP	5.375%	4/1/35	200	203
Essex Portfolio LP	4.500%	3/15/48	120	101
Extra Space Storage LP	3.500%	7/1/26	125	124
Extra Space Storage LP	3.875%	12/15/27	150	148
Extra Space Storage LP	5.700%	4/1/28	200	207
Extra Space Storage LP	4.000%	6/15/29	25	25
Extra Space Storage LP	5.500%	7/1/30	400	415

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Extra Space Storage LP	5.900%	1/15/31	100	106
	Extra Space Storage LP	2.400%	10/15/31	200	174
	Extra Space Storage LP	2.350%	3/15/32	100	85
	Extra Space Storage LP	5.400%	2/1/34	100	101
	Extra Space Storage LP	5.350%	1/15/35	100	101
	Extra Space Storage LP	5.400%	6/15/35	265	266
	Federal Realty OP LP	3.250%	7/15/27	50	49
	Federal Realty OP LP	3.200%	6/15/29	100	95
	Federal Realty OP LP	4.500%	12/1/44	150	127
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	26
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	278
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	168
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	189
	GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/34	200	199
	GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/54	100	98
	Healthcare Realty Holdings LP	3.500%	8/1/26	130	128
	Healthcare Realty Holdings LP	2.000%	3/15/31	250	214
	Healthpeak OP LLC	3.250%	7/15/26	25	25
	Healthpeak OP LLC	3.500%	7/15/29	180	174
	Healthpeak OP LLC	3.000%	1/15/30	200	188
	Healthpeak OP LLC	5.375%	2/15/35	79	80
	Healthpeak OP LLC	6.750%	2/1/41	100	110
	Highwoods Realty LP	2.600%	2/1/31	250	216
	Highwoods Realty LP	7.650%	2/1/34	225	254
	Host Hotels & Resorts LP	3.500%	9/15/30	100	93
	Host Hotels & Resorts LP	2.900%	12/15/31	275	241
	Host Hotels & Resorts LP	5.700%	7/1/34	100	101
	Host Hotels & Resorts LP	5.500%	4/15/35	120	119
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	187
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	32	33
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	80	81
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	150	124
	Jones Lang LaSalle Inc.	6.875%	12/1/28	100	107
	Kilroy Realty LP	4.750%	12/15/28	50	50
	Kilroy Realty LP	4.250%	8/15/29	104	100
	Kilroy Realty LP	3.050%	2/15/30	200	181
	Kilroy Realty LP	2.650%	11/15/33	175	138
	Kimco Realty OP LLC	2.800%	10/1/26	125	123
	Kimco Realty OP LLC	3.800%	4/1/27	75	74
	Kimco Realty OP LLC	1.900%	3/1/28	500	473
	Kimco Realty OP LLC	2.700%	10/1/30	100	92
	Kimco Realty OP LLC	3.200%	4/1/32	200	182
	Kimco Realty OP LLC	4.600%	2/1/33	200	197
	Kimco Realty OP LLC	6.400%	3/1/34	100	109
	Kimco Realty OP LLC	4.850%	3/1/35	100	98
	Kimco Realty OP LLC	4.125%	12/1/46	50	40
	Kimco Realty OP LLC	4.450%	9/1/47	50	42
	Kite Realty Group LP	4.000%	10/1/26	200	198
	Kite Realty Group LP	4.950%	12/15/31	50	50
	Kite Realty Group LP	5.200%	8/15/32	100	101
	Kite Realty Group LP	5.500%	3/1/34	100	102
	LXP Industrial Trust	2.375%	10/1/31	200	169
	Mid-America Apartments LP	3.600%	6/1/27	250	247
	Mid-America Apartments LP	3.950%	3/15/29	100	99
	Mid-America Apartments LP	2.750%	3/15/30	150	140
	Mid-America Apartments LP	1.700%	2/15/31	150	129
	Mid-America Apartments LP	5.300%	2/15/32	50	52
	Mid-America Apartments LP	4.950%	3/1/35	100	99
	NNN REIT Inc.	3.500%	10/15/27	350	344
	NNN REIT Inc.	4.300%	10/15/28	25	25
	NNN REIT Inc.	2.500%	4/15/30	75	68
[4]	NNN REIT Inc.	4.600%	2/15/31	150	149
	NNN REIT Inc.	5.600%	10/15/33	150	155
	NNN REIT Inc.	4.800%	10/15/48	50	43
	NNN REIT Inc.	3.100%	4/15/50	50	32
	NNN REIT Inc.	3.000%	4/15/52	175	108
	Omega Healthcare Investors Inc.	3.625%	10/1/29	250	238
	Omega Healthcare Investors Inc.	5.200%	7/1/30	150	151
	Omega Healthcare Investors Inc.	3.375%	2/1/31	250	229
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	218

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Operating Partnership LP	9.250%	7/20/28	100	111
	Prologis LP	2.125%	4/15/27	105	101
	Prologis LP	3.375%	12/15/27	160	157
	Prologis LP	3.875%	9/15/28	100	99
	Prologis LP	2.250%	4/15/30	155	141
	Prologis LP	1.750%	7/1/30	200	176
	Prologis LP	1.250%	10/15/30	350	299
	Prologis LP	2.250%	1/15/32	100	87
	Prologis LP	4.750%	6/15/33	100	100
	Prologis LP	5.125%	1/15/34	127	129
	Prologis LP	5.000%	3/15/34	272	273
	Prologis LP	5.000%	1/31/35	125	125
	Prologis LP	5.250%	5/15/35	300	304
	Prologis LP	4.375%	9/15/48	75	62
	Prologis LP	3.000%	4/15/50	140	91
	Prologis LP	2.125%	10/15/50	100	53
	Prologis LP	5.250%	6/15/53	200	188
	Prologis LP	5.250%	3/15/54	100	94
	Public Storage Operating Co.	1.500%	11/9/26	225	217
	Public Storage Operating Co.	3.094%	9/15/27	100	98
	Public Storage Operating Co.	1.950%	11/9/28	225	210
	Public Storage Operating Co.	5.125%	1/15/29	100	103
	Public Storage Operating Co.	3.385%	5/1/29	100	97
	Public Storage Operating Co.	2.250%	11/9/31	225	196
	Public Storage Operating Co.	5.350%	8/1/53	120	115
	Realty Income Corp.	4.125%	10/15/26	125	125
	Realty Income Corp.	3.000%	1/15/27	150	147
	Realty Income Corp.	3.200%	1/15/27	80	79
	Realty Income Corp.	3.950%	8/15/27	450	447
	Realty Income Corp.	3.650%	1/15/28	190	188
	Realty Income Corp.	2.100%	3/15/28	300	284
	Realty Income Corp.	4.750%	2/15/29	100	101
	Realty Income Corp.	4.000%	7/15/29	60	59
	Realty Income Corp.	3.100%	12/15/29	150	142
	Realty Income Corp.	3.400%	1/15/30	80	77
	Realty Income Corp.	2.850%	12/15/32	50	44
	Realty Income Corp.	1.800%	3/15/33	500	403
	Realty Income Corp.	5.125%	4/15/35	65	65
	Realty Income Corp.	4.650%	3/15/47	175	152
	Realty Income Corp.	5.375%	9/1/54	50	48
	Regency Centers LP	3.600%	2/1/27	25	25
	Regency Centers LP	4.125%	3/15/28	75	75
	Regency Centers LP	2.950%	9/15/29	100	95
	Regency Centers LP	5.250%	1/15/34	100	101
	Regency Centers LP	5.100%	1/15/35	100	100
	Regency Centers LP	4.400%	2/1/47	200	167
	Rexford Industrial Realty LP	2.150%	9/1/31	200	171
	Sabra Health Care LP	5.125%	8/15/26	25	25
	Sabra Health Care LP	3.900%	10/15/29	150	143
	Sabra Health Care LP	3.200%	12/1/31	150	134
	Safehold GL Holdings LLC	2.850%	1/15/32	200	174
	Safehold GL Holdings LLC	5.650%	1/15/35	70	70
	Simon Property Group LP	1.375%	1/15/27	500	479
	Simon Property Group LP	1.750%	2/1/28	250	236
	Simon Property Group LP	2.650%	7/15/30	200	184
	Simon Property Group LP	2.200%	2/1/31	250	221
	Simon Property Group LP	2.250%	1/15/32	500	431
	Simon Property Group LP	2.650%	2/1/32	100	88
	Simon Property Group LP	6.250%	1/15/34	85	92
	Simon Property Group LP	4.750%	9/26/34	175	170
	Simon Property Group LP	4.250%	11/30/46	100	81
	Simon Property Group LP	3.250%	9/13/49	300	201
	Simon Property Group LP	3.800%	7/15/50	200	148
	Simon Property Group LP	5.850%	3/8/53	89	89
	Simon Property Group LP	6.650%	1/15/54	85	94
	Store Capital LLC	4.500%	3/15/28	75	74
	Store Capital LLC	4.625%	3/15/29	100	98
[6]	Store Capital LLC	5.400%	4/30/30	65	66
	Sun Communities Operating LP	2.300%	11/1/28	200	187
	Sun Communities Operating LP	4.200%	4/15/32	200	190

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tanger Properties LP	3.125%	9/1/26	175	172
Tanger Properties LP	3.875%	7/15/27	50	49
UDR Inc.	2.950%	9/1/26	150	147
UDR Inc.	3.500%	7/1/27	150	148
UDR Inc.	3.500%	1/15/28	250	245
UDR Inc.	3.200%	1/15/30	60	57
UDR Inc.	3.000%	8/15/31	65	59
UDR Inc.	1.900%	3/15/33	200	160
UDR Inc.	3.100%	11/1/34	65	55
Ventas Realty LP	3.250%	10/15/26	75	74
Ventas Realty LP	3.850%	4/1/27	50	50
Ventas Realty LP	4.000%	3/1/28	125	124
Ventas Realty LP	3.000%	1/15/30	100	94
Ventas Realty LP	4.750%	11/15/30	200	201
Ventas Realty LP	5.100%	7/15/32	175	177
Ventas Realty LP	5.625%	7/1/34	52	54
Ventas Realty LP	5.000%	1/15/35	200	197
Ventas Realty LP	4.875%	4/15/49	80	69
VICI Properties LP	4.750%	2/15/28	200	201
VICI Properties LP	4.950%	2/15/30	200	201
VICI Properties LP	5.125%	11/15/31	250	250
VICI Properties LP	5.125%	5/15/32	200	199
VICI Properties LP	5.750%	4/1/34	100	102
VICI Properties LP	5.625%	4/1/35	201	203
VICI Properties LP	5.625%	5/15/52	225	207
Welltower OP LLC	4.250%	4/15/28	175	175
Welltower OP LLC	4.125%	3/15/29	250	248
Welltower OP LLC	4.500%	7/1/30	150	151
Welltower OP LLC	2.750%	1/15/31	250	228
Welltower OP LLC	2.750%	1/15/32	300	268
Welltower OP LLC	5.125%	7/1/35	200	201
Welltower OP LLC	6.500%	3/15/41	25	28
Welltower OP LLC	4.950%	9/1/48	75	69
Weyerhaeuser Co.	4.000%	11/15/29	150	147
Weyerhaeuser Co.	4.000%	4/15/30	200	195
Weyerhaeuser Co.	7.375%	3/15/32	29	33
Weyerhaeuser Co.	3.375%	3/9/33	200	179
WP Carey Inc.	4.250%	10/1/26	75	75
WP Carey Inc.	2.250%	4/1/33	200	163
				45,449
Technology (1.9%)
Accenture Capital Inc.	3.900%	10/4/27	175	175
Accenture Capital Inc.	4.050%	10/4/29	150	149
Accenture Capital Inc.	4.250%	10/4/31	350	346
Accenture Capital Inc.	4.500%	10/4/34	300	292
Adobe Inc.	2.150%	2/1/27	180	175
Adobe Inc.	4.750%	1/17/28	125	127
Adobe Inc.	4.950%	1/17/30	175	181
Adobe Inc.	2.300%	2/1/30	225	207
Adobe Inc.	5.300%	1/17/35	100	105
Advanced Micro Devices Inc.	4.319%	3/24/28	100	101
Amdocs Ltd.	2.538%	6/15/30	200	181
Analog Devices Inc.	3.500%	12/5/26	200	198
Analog Devices Inc.	3.450%	6/15/27	100	99
Analog Devices Inc.	4.250%	6/15/28	250	251
Analog Devices Inc.	1.700%	10/1/28	200	185
Analog Devices Inc.	4.500%	6/15/30	200	202
Analog Devices Inc.	2.800%	10/1/41	200	146
Analog Devices Inc.	2.950%	10/1/51	400	260
Apple Inc.	2.450%	8/4/26	450	442
Apple Inc.	3.350%	2/9/27	10	10
Apple Inc.	3.200%	5/11/27	775	765
Apple Inc.	2.900%	9/12/27	555	543
Apple Inc.	1.200%	2/8/28	500	467
Apple Inc.	4.000%	5/10/28	200	201
Apple Inc.	4.000%	5/12/28	175	175
Apple Inc.	1.400%	8/5/28	350	324
Apple Inc.	2.200%	9/11/29	430	399
Apple Inc.	4.150%	5/10/30	48	49

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.200%	5/12/30	125	126
	Apple Inc.	1.250%	8/20/30	500	434
	Apple Inc.	1.650%	2/8/31	500	437
	Apple Inc.	1.700%	8/5/31	200	174
	Apple Inc.	4.500%	5/12/32	125	127
	Apple Inc.	3.350%	8/8/32	200	189
	Apple Inc.	4.750%	5/12/35	150	151
	Apple Inc.	4.500%	2/23/36	121	121
	Apple Inc.	2.375%	2/8/41	635	444
	Apple Inc.	3.850%	5/4/43	450	377
	Apple Inc.	4.450%	5/6/44	200	183
	Apple Inc.	3.450%	2/9/45	825	640
	Apple Inc.	4.375%	5/13/45	400	354
	Apple Inc.	4.650%	2/23/46	1,110	1,015
	Apple Inc.	3.850%	8/4/46	375	304
	Apple Inc.	3.750%	11/13/47	450	355
	Apple Inc.	2.650%	5/11/50	815	511
	Apple Inc.	2.400%	8/20/50	75	44
	Apple Inc.	2.650%	2/8/51	794	493
	Apple Inc.	2.700%	8/5/51	75	47
	Apple Inc.	2.800%	2/8/61	600	355
	Apple Inc.	2.850%	8/5/61	275	165
	Applied Materials Inc.	3.300%	4/1/27	225	222
	Applied Materials Inc.	1.750%	6/1/30	200	178
	Applied Materials Inc.	5.100%	10/1/35	100	103
	Applied Materials Inc.	5.850%	6/15/41	125	132
	Applied Materials Inc.	4.350%	4/1/47	175	150
	Applied Materials Inc.	2.750%	6/1/50	200	125
	Arrow Electronics Inc.	3.875%	1/12/28	100	98
	Arrow Electronics Inc.	5.875%	4/10/34	200	206
	Atlassian Corp.	5.500%	5/15/34	200	205
	Autodesk Inc.	3.500%	6/15/27	75	74
	Autodesk Inc.	2.850%	1/15/30	75	70
	Autodesk Inc.	2.400%	12/15/31	200	175
	Avnet Inc.	6.250%	3/15/28	100	104
	Booz Allen Hamilton Inc.	5.950%	8/4/33	150	154
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	721
	Broadcom Inc.	5.050%	7/12/27	167	169
[6]	Broadcom Inc.	1.950%	2/15/28	157	148
	Broadcom Inc.	4.150%	2/15/28	100	100
	Broadcom Inc.	4.800%	4/15/28	300	304
	Broadcom Inc.	4.110%	9/15/28	428	426
[6]	Broadcom Inc.	4.000%	4/15/29	200	197
	Broadcom Inc.	4.750%	4/15/29	965	977
	Broadcom Inc.	5.050%	7/12/29	320	328
	Broadcom Inc.	4.350%	2/15/30	200	199
	Broadcom Inc.	5.000%	4/15/30	200	204
	Broadcom Inc.	5.050%	4/15/30	700	717
	Broadcom Inc.	4.150%	11/15/30	600	590
[6]	Broadcom Inc.	2.450%	2/15/31	1,000	894
	Broadcom Inc.	5.150%	11/15/31	83	85
	Broadcom Inc.	4.550%	2/15/32	500	495
	Broadcom Inc.	5.200%	4/15/32	250	257
	Broadcom Inc.	4.300%	11/15/32	400	388
[6]	Broadcom Inc.	2.600%	2/15/33	50	43
[6]	Broadcom Inc.	3.419%	4/15/33	152	138
[6]	Broadcom Inc.	3.469%	4/15/34	586	523
[6]	Broadcom Inc.	3.187%	11/15/36	50	41
[6]	Broadcom Inc.	4.926%	5/15/37	550	533
[6]	Broadcom Inc.	3.500%	2/15/41	670	530
[6]	Broadcom Inc.	3.750%	2/15/51	500	374
	Cadence Design Systems Inc.	4.200%	9/10/27	100	100
	Cadence Design Systems Inc.	4.300%	9/10/29	250	250
	Cadence Design Systems Inc.	4.700%	9/10/34	400	395
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	99
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	95
	CDW LLC / CDW Finance Corp.	5.100%	3/1/30	110	111
	CDW LLC / CDW Finance Corp.	5.550%	8/22/34	110	111
	CGI Inc.	1.450%	9/14/26	176	170
[6]	CGI Inc.	4.950%	3/14/30	200	202

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CGI Inc.	2.300%	9/14/31	100	87
Cisco Systems Inc.	2.500%	9/20/26	225	221
Cisco Systems Inc.	4.800%	2/26/27	250	253
Cisco Systems Inc.	4.550%	2/24/28	138	140
Cisco Systems Inc.	4.850%	2/26/29	450	461
Cisco Systems Inc.	4.750%	2/24/30	202	206
Cisco Systems Inc.	4.950%	2/26/31	642	660
Cisco Systems Inc.	4.950%	2/24/32	415	425
Cisco Systems Inc.	5.050%	2/26/34	713	730
Cisco Systems Inc.	5.100%	2/24/35	213	218
Cisco Systems Inc.	5.900%	2/15/39	400	431
Cisco Systems Inc.	5.300%	2/26/54	300	291
Cisco Systems Inc.	5.500%	2/24/55	148	148
Cisco Systems Inc.	5.350%	2/26/64	200	193
Concentrix Corp.	6.600%	8/2/28	136	143
Corning Inc.	5.750%	8/15/40	195	197
Corning Inc.	3.900%	11/15/49	100	76
Corning Inc.	4.375%	11/15/57	300	240
Corning Inc.	5.450%	11/15/79	200	183
Dell Inc.	7.100%	4/15/28	30	32
Dell Inc.	6.500%	4/15/38	100	107
Dell International LLC / EMC Corp.	4.900%	10/1/26	250	251
Dell International LLC / EMC Corp.	6.100%	7/15/27	100	103
Dell International LLC / EMC Corp.	5.250%	2/1/28	200	205
Dell International LLC / EMC Corp.	4.750%	4/1/28	121	122
Dell International LLC / EMC Corp.	5.300%	10/1/29	30	31
Dell International LLC / EMC Corp.	4.350%	2/1/30	100	99
Dell International LLC / EMC Corp.	5.000%	4/1/30	59	60
Dell International LLC / EMC Corp.	6.200%	7/15/30	62	66
Dell International LLC / EMC Corp.	5.300%	4/1/32	464	474
Dell International LLC / EMC Corp.	5.750%	2/1/33	50	52
Dell International LLC / EMC Corp.	4.850%	2/1/35	498	480
Dell International LLC / EMC Corp.	5.500%	4/1/35	209	211
Dell International LLC / EMC Corp.	8.100%	7/15/36	173	208
Dell International LLC / EMC Corp.	3.375%	12/15/41	200	149
Dell International LLC / EMC Corp.	8.350%	7/15/46	105	134
Dell International LLC / EMC Corp.	3.450%	12/15/51	100	69
DXC Technology Co.	1.800%	9/15/26	200	193
DXC Technology Co.	2.375%	9/15/28	200	186
Flex Ltd.	4.875%	6/15/29	150	151
Flex Ltd.	5.250%	1/15/32	200	202
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/29	50	52
Hewlett Packard Enterprise Co.	4.450%	9/25/26	200	200
Hewlett Packard Enterprise Co.	4.400%	9/25/27	100	100
Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	205
Hewlett Packard Enterprise Co.	4.550%	10/15/29	275	274
Hewlett Packard Enterprise Co.	4.850%	10/15/31	150	149
Hewlett Packard Enterprise Co.	5.000%	10/15/34	700	679
Hewlett Packard Enterprise Co.	6.350%	10/15/45	157	161
Hewlett Packard Enterprise Co.	5.600%	10/15/54	300	277
HP Inc.	3.000%	6/17/27	350	342
HP Inc.	4.750%	1/15/28	200	202
HP Inc.	5.400%	4/25/30	150	154
HP Inc.	3.400%	6/17/30	500	470
HP Inc.	2.650%	6/17/31	200	177
HP Inc.	4.200%	4/15/32	64	61
HP Inc.	6.100%	4/25/35	215	223
HP Inc.	6.000%	9/15/41	100	101
IBM International Capital Pte. Ltd.	4.750%	2/5/31	200	203
IBM International Capital Pte. Ltd.	5.250%	2/5/44	200	192
IBM International Capital Pte. Ltd.	5.300%	2/5/54	200	187
Intel Corp.	3.750%	8/5/27	200	197
Intel Corp.	4.875%	2/10/28	310	314
Intel Corp.	1.600%	8/12/28	200	184
Intel Corp.	2.450%	11/15/29	625	571
Intel Corp.	3.900%	3/25/30	345	334
Intel Corp.	2.000%	8/12/31	200	172
Intel Corp.	4.150%	8/5/32	200	190
Intel Corp.	4.000%	12/15/32	150	141
Intel Corp.	5.200%	2/10/33	396	399

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	4.600%	3/25/40	100	88
Intel Corp.	2.800%	8/12/41	200	134
Intel Corp.	4.800%	10/1/41	162	141
Intel Corp.	4.250%	12/15/42	150	120
Intel Corp.	4.900%	7/29/45	150	128
Intel Corp.	4.100%	5/19/46	250	188
Intel Corp.	4.100%	5/11/47	200	150
Intel Corp.	3.734%	12/8/47	500	352
Intel Corp.	3.250%	11/15/49	300	190
Intel Corp.	4.750%	3/25/50	400	326
Intel Corp.	3.050%	8/12/51	250	149
Intel Corp.	5.700%	2/10/53	481	447
Intel Corp.	5.600%	2/21/54	200	183
Intel Corp.	3.100%	2/15/60	300	168
Intel Corp.	3.200%	8/12/61	200	113
Intel Corp.	5.050%	8/5/62	300	244
Intel Corp.	5.900%	2/10/63	200	188
International Business Machines Corp.	1.700%	5/15/27	265	253
International Business Machines Corp.	6.220%	8/1/27	75	78
International Business Machines Corp.	6.500%	1/15/28	75	79
International Business Machines Corp.	4.500%	2/6/28	300	303
International Business Machines Corp.	3.500%	5/15/29	450	437
International Business Machines Corp.	1.950%	5/15/30	500	446
International Business Machines Corp.	4.750%	2/6/33	200	201
International Business Machines Corp.	5.200%	2/10/35	200	203
International Business Machines Corp.	4.000%	6/20/42	358	296
International Business Machines Corp.	4.250%	5/15/49	700	564
International Business Machines Corp.	2.950%	5/15/50	165	105
International Business Machines Corp.	5.700%	2/10/55	930	920
Intuit Inc.	1.350%	7/15/27	100	95
Intuit Inc.	1.650%	7/15/30	100	88
Intuit Inc.	5.200%	9/15/33	200	207
Intuit Inc.	5.500%	9/15/53	275	273
Jabil Inc.	3.950%	1/12/28	100	99
Jabil Inc.	3.600%	1/15/30	100	96
Jabil Inc.	3.000%	1/15/31	150	137
Juniper Networks Inc.	3.750%	8/15/29	200	194
Juniper Networks Inc.	5.950%	3/15/41	25	25
KLA Corp.	4.100%	3/15/29	150	150
KLA Corp.	4.650%	7/15/32	200	201
KLA Corp.	5.000%	3/15/49	75	69
KLA Corp.	3.300%	3/1/50	150	104
KLA Corp.	4.950%	7/15/52	200	182
KLA Corp.	5.250%	7/15/62	200	187
Kyndryl Holdings Inc.	2.050%	10/15/26	100	97
Kyndryl Holdings Inc.	2.700%	10/15/28	100	94
Kyndryl Holdings Inc.	3.150%	10/15/31	100	90
Kyndryl Holdings Inc.	4.100%	10/15/41	100	80
Lam Research Corp.	4.000%	3/15/29	150	149
Lam Research Corp.	1.900%	6/15/30	295	263
Lam Research Corp.	4.875%	3/15/49	125	114
Lam Research Corp.	2.875%	6/15/50	150	97
Lam Research Corp.	3.125%	6/15/60	100	62
Leidos Inc.	2.300%	2/15/31	200	175
Leidos Inc.	5.750%	3/15/33	82	86
Leidos Inc.	5.500%	3/15/35	91	92
Marvell Technology Inc.	2.450%	4/15/28	100	95
Marvell Technology Inc.	4.875%	6/22/28	100	101
Marvell Technology Inc.	4.750%	7/15/30	100	100
Marvell Technology Inc.	5.450%	7/15/35	100	101
Microchip Technology Inc.	4.900%	3/15/28	150	152
Microchip Technology Inc.	5.050%	3/15/29	650	660
Microchip Technology Inc.	5.050%	2/15/30	125	127
Micron Technology Inc.	5.375%	4/15/28	200	205
Micron Technology Inc.	5.327%	2/6/29	150	154
Micron Technology Inc.	6.750%	11/1/29	225	243
Micron Technology Inc.	4.663%	2/15/30	100	100
Micron Technology Inc.	5.300%	1/15/31	150	154
Micron Technology Inc.	5.875%	2/9/33	235	245
Micron Technology Inc.	5.800%	1/15/35	150	155

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Micron Technology Inc.	6.050%	11/1/35	400	418
Micron Technology Inc.	3.366%	11/1/41	100	74
Micron Technology Inc.	3.477%	11/1/51	100	68
Microsoft Corp.	2.400%	8/8/26	805	791
Microsoft Corp.	3.400%	9/15/26	160	159
Microsoft Corp.	3.300%	2/6/27	675	668
Microsoft Corp.	1.350%	9/15/30	150	131
Microsoft Corp.	3.500%	2/12/35	325	304
Microsoft Corp.	4.200%	11/3/35	350	345
Microsoft Corp.	3.450%	8/8/36	675	606
Microsoft Corp.	4.100%	2/6/37	250	239
Microsoft Corp.	3.700%	8/8/46	448	361
Microsoft Corp.	4.500%	6/15/47	200	181
Microsoft Corp.	2.525%	6/1/50	1,329	822
Microsoft Corp.	2.500%	9/15/50	300	184
Microsoft Corp.	2.921%	3/17/52	918	609
Microsoft Corp.	2.675%	6/1/60	944	558
Microsoft Corp.	3.041%	3/17/62	356	228
Motorola Solutions Inc.	4.600%	2/23/28	125	126
Motorola Solutions Inc.	4.850%	8/15/30	100	101
Motorola Solutions Inc.	5.200%	8/15/32	25	25
Motorola Solutions Inc.	5.550%	8/15/35	150	153
Motorola Solutions Inc.	5.500%	9/1/44	75	73
NetApp Inc.	2.375%	6/22/27	100	96
NetApp Inc.	2.700%	6/22/30	200	183
NetApp Inc.	5.500%	3/17/32	134	138
NetApp Inc.	5.700%	3/17/35	122	125
Nokia OYJ	6.625%	5/15/39	90	93
NVIDIA Corp.	3.200%	9/16/26	200	198
NVIDIA Corp.	1.550%	6/15/28	250	234
NVIDIA Corp.	2.850%	4/1/30	300	285
NVIDIA Corp.	2.000%	6/15/31	250	222
NVIDIA Corp.	3.500%	4/1/40	200	168
NVIDIA Corp.	3.500%	4/1/50	350	262
NVIDIA Corp.	3.700%	4/1/60	113	83
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	77
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	446
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	189
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	177
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	358
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	147
Oracle Corp.	2.650%	7/15/26	561	551
Oracle Corp.	2.800%	4/1/27	388	378
Oracle Corp.	2.300%	3/25/28	300	285
Oracle Corp.	4.500%	5/6/28	35	35
Oracle Corp.	4.800%	8/3/28	400	407
Oracle Corp.	4.200%	9/27/29	457	454
Oracle Corp.	6.150%	11/9/29	225	240
Oracle Corp.	2.950%	4/1/30	550	513
Oracle Corp.	4.650%	5/6/30	100	101
Oracle Corp.	2.875%	3/25/31	1,222	1,114
Oracle Corp.	5.250%	2/3/32	313	321
Oracle Corp.	4.300%	7/8/34	325	308
Oracle Corp.	4.700%	9/27/34	325	316
Oracle Corp.	3.900%	5/15/35	150	135
Oracle Corp.	5.500%	8/3/35	394	403
Oracle Corp.	3.850%	7/15/36	250	220
Oracle Corp.	3.800%	11/15/37	525	449
Oracle Corp.	6.125%	7/8/39	164	172
Oracle Corp.	3.600%	4/1/40	605	484
Oracle Corp.	5.375%	7/15/40	852	832
Oracle Corp.	3.650%	3/25/41	386	304
Oracle Corp.	4.500%	7/8/44	250	211
Oracle Corp.	4.125%	5/15/45	425	338
Oracle Corp.	4.000%	7/15/46	523	403
Oracle Corp.	4.000%	11/15/47	600	459
Oracle Corp.	3.600%	4/1/50	1,120	783
Oracle Corp.	6.900%	11/9/52	355	395
Oracle Corp.	5.550%	2/6/53	510	479
Oracle Corp.	5.375%	9/27/54	200	183

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	6.000%	8/3/55	345	344
Oracle Corp.	3.850%	4/1/60	475	327
Oracle Corp.	4.100%	3/25/61	261	188
Oracle Corp.	6.125%	8/3/65	590	590
Qorvo Inc.	4.375%	10/15/29	200	194
QUALCOMM Inc.	3.250%	5/20/27	400	395
QUALCOMM Inc.	1.300%	5/20/28	378	351
QUALCOMM Inc.	1.650%	5/20/32	714	594
QUALCOMM Inc.	4.750%	5/20/32	100	101
QUALCOMM Inc.	5.400%	5/20/33	200	211
QUALCOMM Inc.	4.300%	5/20/47	250	210
QUALCOMM Inc.	3.250%	5/20/50	200	138
QUALCOMM Inc.	4.500%	5/20/52	200	169
QUALCOMM Inc.	6.000%	5/20/53	200	210
Roper Technologies Inc.	3.800%	12/15/26	145	144
Roper Technologies Inc.	1.400%	9/15/27	500	471
Roper Technologies Inc.	4.200%	9/15/28	175	175
Roper Technologies Inc.	2.950%	9/15/29	125	118
Roper Technologies Inc.	2.000%	6/30/30	125	111
Roper Technologies Inc.	4.750%	2/15/32	50	50
Roper Technologies Inc.	4.900%	10/15/34	200	197
Salesforce Inc.	3.700%	4/11/28	325	323
Salesforce Inc.	1.500%	7/15/28	200	186
Salesforce Inc.	1.950%	7/15/31	300	263
Salesforce Inc.	2.700%	7/15/41	250	180
Salesforce Inc.	2.900%	7/15/51	244	156
Salesforce Inc.	3.050%	7/15/61	200	122
ServiceNow Inc.	1.400%	9/1/30	400	347
Synopsys Inc.	4.550%	4/1/27	59	59
Synopsys Inc.	4.650%	4/1/28	79	80
Synopsys Inc.	4.850%	4/1/30	72	73
Synopsys Inc.	5.000%	4/1/32	114	115
Synopsys Inc.	5.150%	4/1/35	315	318
Synopsys Inc.	5.700%	4/1/55	526	523
Teledyne FLIR LLC	2.500%	8/1/30	100	91
Teledyne Technologies Inc.	2.750%	4/1/31	300	272
Texas Instruments Inc.	1.125%	9/15/26	200	193
Texas Instruments Inc.	2.900%	11/3/27	94	92
Texas Instruments Inc.	2.250%	9/4/29	100	93
Texas Instruments Inc.	1.750%	5/4/30	210	187
Texas Instruments Inc.	4.500%	5/23/30	200	202
Texas Instruments Inc.	1.900%	9/15/31	150	131
Texas Instruments Inc.	4.900%	3/14/33	200	205
Texas Instruments Inc.	4.850%	2/8/34	100	101
Texas Instruments Inc.	3.875%	3/15/39	142	125
Texas Instruments Inc.	4.150%	5/15/48	300	247
Texas Instruments Inc.	5.000%	3/14/53	400	369
Texas Instruments Inc.	5.150%	2/8/54	200	189
Texas Instruments Inc.	5.050%	5/18/63	300	276
TSMC Arizona Corp.	1.750%	10/25/26	400	387
TSMC Arizona Corp.	2.500%	10/25/31	200	179
TSMC Arizona Corp.	4.250%	4/22/32	200	197
TSMC Arizona Corp.	3.125%	10/25/41	200	155
TSMC Arizona Corp.	3.250%	10/25/51	200	144
TSMC Arizona Corp.	4.500%	4/22/52	200	180
VMware LLC	4.650%	5/15/27	100	101
VMware LLC	3.900%	8/21/27	300	298
VMware LLC	1.800%	8/15/28	200	185
VMware LLC	4.700%	5/15/30	150	151
VMware LLC	2.200%	8/15/31	300	260
Western Digital Corp.	2.850%	2/1/29	200	186
Workday Inc.	3.500%	4/1/27	200	197
Workday Inc.	3.700%	4/1/29	100	98
Workday Inc.	3.800%	4/1/32	200	188
Xilinx Inc.	2.375%	6/1/30	200	183
				91,675
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/28	100	99
AEP Texas Inc.	5.450%	5/15/29	200	207

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AEP Texas Inc.	2.100%	7/1/30	200	178
AEP Texas Inc.	5.700%	5/15/34	200	204
AEP Texas Inc.	3.800%	10/1/47	50	37
AEP Texas Inc.	5.250%	5/15/52	89	80
AEP Transmission Co. LLC	5.150%	4/1/34	50	51
AEP Transmission Co. LLC	4.000%	12/1/46	75	59
AEP Transmission Co. LLC	3.750%	12/1/47	100	76
AEP Transmission Co. LLC	3.800%	6/15/49	70	52
AEP Transmission Co. LLC	3.150%	9/15/49	70	46
AEP Transmission Co. LLC	3.650%	4/1/50	150	110
AEP Transmission Co. LLC	4.500%	6/15/52	400	336
AES Corp.	5.450%	6/1/28	200	204
AES Corp.	2.450%	1/15/31	300	262
AES Corp.	5.800%	3/15/32	308	313
Alabama Power Co.	1.450%	9/15/30	500	433
Alabama Power Co.	3.940%	9/1/32	331	317
Alabama Power Co.	6.125%	5/15/38	50	54
Alabama Power Co.	3.850%	12/1/42	25	20
Alabama Power Co.	4.150%	8/15/44	75	62
Alabama Power Co.	3.750%	3/1/45	150	117
Alabama Power Co.	4.300%	1/2/46	200	167
Alabama Power Co.	3.700%	12/1/47	50	38
Alabama Power Co.	3.450%	10/1/49	58	41
Alabama Power Co.	3.125%	7/15/51	107	71
Alabama Power Co.	3.000%	3/15/52	200	129
Ameren Corp.	5.700%	12/1/26	200	203
Ameren Corp.	1.950%	3/15/27	200	193
Ameren Corp.	3.500%	1/15/31	300	283
Ameren Corp.	5.375%	3/15/35	243	245
Ameren Illinois Co.	3.800%	5/15/28	75	74
Ameren Illinois Co.	4.950%	6/1/33	125	127
Ameren Illinois Co.	3.700%	12/1/47	150	113
Ameren Illinois Co.	3.250%	3/15/50	60	41
Ameren Illinois Co.	5.550%	7/1/54	200	197
American Electric Power Co. Inc.	3.200%	11/13/27	75	73
American Electric Power Co. Inc.	4.300%	12/1/28	150	150
American Electric Power Co. Inc.	5.200%	1/15/29	200	205
American Electric Power Co. Inc.	5.625%	3/1/33	200	208
American Electric Power Co. Inc.	3.250%	3/1/50	71	46
American Electric Power Co. Inc.	6.950%	12/15/54	175	183
American Electric Power Co. Inc.	7.050%	12/15/54	150	156
American Electric Power Co. Inc.	3.875%	2/15/62	150	144
American Water Capital Corp.	2.950%	9/1/27	325	317
American Water Capital Corp.	3.450%	6/1/29	125	121
American Water Capital Corp.	2.800%	5/1/30	100	93
American Water Capital Corp.	4.450%	6/1/32	250	247
American Water Capital Corp.	5.150%	3/1/34	150	152
American Water Capital Corp.	5.250%	3/1/35	241	244
American Water Capital Corp.	6.593%	10/15/37	50	56
American Water Capital Corp.	4.300%	9/1/45	100	85
American Water Capital Corp.	3.750%	9/1/47	100	76
American Water Capital Corp.	4.200%	9/1/48	100	80
American Water Capital Corp.	4.150%	6/1/49	125	100
American Water Capital Corp.	3.450%	5/1/50	100	71
American Water Capital Corp.	3.250%	6/1/51	98	66
Appalachian Power Co.	3.300%	6/1/27	500	490
Appalachian Power Co.	5.650%	4/1/34	100	103
Appalachian Power Co.	4.500%	3/1/49	71	57
Appalachian Power Co.	3.700%	5/1/50	100	71
Arizona Public Service Co.	2.950%	9/15/27	50	48
Arizona Public Service Co.	5.700%	8/15/34	100	103
Arizona Public Service Co.	4.500%	4/1/42	225	192
Arizona Public Service Co.	4.350%	11/15/45	125	102
Arizona Public Service Co.	4.250%	3/1/49	100	78
Arizona Public Service Co.	3.350%	5/15/50	100	68
Arizona Public Service Co.	2.650%	9/15/50	100	59
Atmos Energy Corp.	3.000%	6/15/27	100	98
Atmos Energy Corp.	2.625%	9/15/29	100	94
Atmos Energy Corp.	5.900%	11/15/33	300	322
Atmos Energy Corp.	5.200%	8/15/35	100	101

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Atmos Energy Corp.	5.500%	6/15/41	200	202
Atmos Energy Corp.	4.150%	1/15/43	100	84
Atmos Energy Corp.	4.125%	10/15/44	50	42
Atmos Energy Corp.	3.375%	9/15/49	400	278
Atmos Energy Corp.	2.850%	2/15/52	200	123
Atmos Energy Corp.	5.000%	12/15/54	200	182
Avangrid Inc.	3.800%	6/1/29	195	190
Avista Corp.	4.350%	6/1/48	75	62
Avista Corp.	4.000%	4/1/52	72	53
Baltimore Gas & Electric Co.	2.400%	8/15/26	334	328
Baltimore Gas & Electric Co.	2.250%	6/15/31	100	89
Baltimore Gas & Electric Co.	5.300%	6/1/34	100	102
Baltimore Gas & Electric Co.	5.450%	6/1/35	250	256
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	73
Baltimore Gas & Electric Co.	3.750%	8/15/47	200	151
Baltimore Gas & Electric Co.	4.250%	9/15/48	50	41
Baltimore Gas & Electric Co.	3.200%	9/15/49	80	54
Baltimore Gas & Electric Co.	2.900%	6/15/50	100	63
Baltimore Gas & Electric Co.	5.400%	6/1/53	300	286
Baltimore Gas & Electric Co.	5.650%	6/1/54	100	99
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	122
Berkshire Hathaway Energy Co.	3.700%	7/15/30	450	437
Berkshire Hathaway Energy Co.	1.650%	5/15/31	250	213
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	108
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	240
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	141
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	129
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	38
Berkshire Hathaway Energy Co.	4.450%	1/15/49	100	83
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	160
Berkshire Hathaway Energy Co.	2.850%	5/15/51	200	123
Black Hills Corp.	3.150%	1/15/27	75	73
Black Hills Corp.	3.050%	10/15/29	70	66
Black Hills Corp.	4.350%	5/1/33	75	71
Black Hills Corp.	6.000%	1/15/35	300	311
Black Hills Corp.	4.200%	9/15/46	50	39
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	293
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	56
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	106
CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	50	50
CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	50	50
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	125	109
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	121
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	64
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	140
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	50
CenterPoint Energy Inc.	5.400%	6/1/29	186	192
CenterPoint Energy Inc.	2.950%	3/1/30	80	74
CenterPoint Energy Inc.	2.650%	6/1/31	200	179
CenterPoint Energy Inc.	6.850%	2/15/55	100	104
CenterPoint Energy Inc.	7.000%	2/15/55	50	52
CenterPoint Energy Inc.	6.700%	5/15/55	200	202
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	99
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	87
CenterPoint Energy Resources Corp.	4.400%	7/1/32	200	195
CenterPoint Energy Resources Corp.	5.400%	3/1/33	13	13
CenterPoint Energy Resources Corp.	5.400%	7/1/34	50	51
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	252
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	107
Cleveland Electric Illuminating Co.	5.950%	12/15/36	175	182
CMS Energy Corp.	3.450%	8/15/27	50	49
CMS Energy Corp.	4.875%	3/1/44	75	67
CMS Energy Corp.	4.750%	6/1/50	100	97
CMS Energy Corp.	6.500%	6/1/55	175	176
Commonwealth Edison Co.	2.950%	8/15/27	75	73
Commonwealth Edison Co.	3.700%	8/15/28	145	143
Commonwealth Edison Co.	2.200%	3/1/30	50	45
Commonwealth Edison Co.	5.300%	6/1/34	50	51
Commonwealth Edison Co.	5.900%	3/15/36	150	160
Commonwealth Edison Co.	6.450%	1/15/38	175	193

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth Edison Co.	4.600%	8/15/43	75	66
Commonwealth Edison Co.	4.700%	1/15/44	175	156
Commonwealth Edison Co.	3.700%	3/1/45	75	58
Commonwealth Edison Co.	3.650%	6/15/46	100	76
Commonwealth Edison Co.	4.000%	3/1/48	150	119
Commonwealth Edison Co.	4.000%	3/1/49	125	97
Commonwealth Edison Co.	3.000%	3/1/50	200	130
Commonwealth Edison Co.	3.850%	3/15/52	200	150
Commonwealth Edison Co.	5.650%	6/1/54	100	99
Commonwealth Edison Co.	5.950%	6/1/55	300	311
Connecticut Light & Power Co.	3.200%	3/15/27	50	49
Connecticut Light & Power Co.	4.950%	1/15/30	200	205
Connecticut Light & Power Co.	4.950%	8/15/34	50	50
Connecticut Light & Power Co.	4.300%	4/15/44	150	127
Connecticut Light & Power Co.	4.000%	4/1/48	160	126
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	538
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	78
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	205
Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	200	203
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	290
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	81
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	102
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	173
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	321
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	112
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	58
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	300	236
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	195
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	211
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	200	205
Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	100	100
Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	300	291
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	56
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	97
Constellation Energy Generation LLC	5.600%	3/1/28	46	48
Constellation Energy Generation LLC	5.800%	3/1/33	134	142
Constellation Energy Generation LLC	6.125%	1/15/34	200	216
Constellation Energy Generation LLC	6.250%	10/1/39	210	224
Constellation Energy Generation LLC	5.750%	10/1/41	75	75
Constellation Energy Generation LLC	5.600%	6/15/42	155	152
Constellation Energy Generation LLC	6.500%	10/1/53	200	215
Consumers Energy Co.	3.800%	11/15/28	75	74
Consumers Energy Co.	4.700%	1/15/30	100	102
Consumers Energy Co.	4.500%	1/15/31	50	50
Consumers Energy Co.	3.600%	8/15/32	19	18
Consumers Energy Co.	4.625%	5/15/33	75	74
Consumers Energy Co.	5.050%	5/15/35	150	151
Consumers Energy Co.	3.950%	5/15/43	75	61
Consumers Energy Co.	3.250%	8/15/46	50	37
Consumers Energy Co.	3.950%	7/15/47	50	40
Consumers Energy Co.	4.050%	5/15/48	425	340
Consumers Energy Co.	4.350%	4/15/49	80	68
Consumers Energy Co.	3.100%	8/15/50	80	53
Consumers Energy Co.	3.500%	8/1/51	200	148
Consumers Energy Co.	4.200%	9/1/52	84	69
Delmarva Power & Light Co.	4.150%	5/15/45	100	82
Dominion Energy Inc.	2.850%	8/15/26	379	372
Dominion Energy Inc.	4.600%	5/15/28	100	101
Dominion Energy Inc.	4.250%	6/1/28	125	125
Dominion Energy Inc.	3.375%	4/1/30	125	119
Dominion Energy Inc.	2.250%	8/15/31	250	219
Dominion Energy Inc.	4.350%	8/15/32	56	54
Dominion Energy Inc.	5.375%	11/15/32	200	205
Dominion Energy Inc.	6.300%	3/15/33	75	80
Dominion Energy Inc.	5.250%	8/1/33	250	252
Dominion Energy Inc.	5.950%	6/15/35	225	237
Dominion Energy Inc.	4.900%	8/1/41	280	253
Dominion Energy Inc.	4.050%	9/15/42	300	238
Dominion Energy Inc.	4.850%	8/15/52	200	169
Dominion Energy Inc.	7.000%	6/1/54	100	107

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dominion Energy Inc.	6.875%	2/1/55	100	105
Dominion Energy Inc.	6.625%	5/15/55	200	204
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	88
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	55
Dominion Energy South Carolina Inc.	5.300%	1/15/35	50	51
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	133
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	74
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	67
DTE Electric Co.	4.250%	5/14/27	50	50
DTE Electric Co.	2.250%	3/1/30	450	411
DTE Electric Co.	2.625%	3/1/31	100	91
DTE Electric Co.	3.000%	3/1/32	250	227
DTE Electric Co.	5.200%	3/1/34	50	51
DTE Electric Co.	5.250%	5/15/35	50	51
DTE Electric Co.	4.000%	4/1/43	225	184
DTE Electric Co.	3.700%	6/1/46	50	38
DTE Electric Co.	3.750%	8/15/47	100	76
DTE Electric Co.	3.950%	3/1/49	78	61
DTE Electric Co.	2.950%	3/1/50	150	98
DTE Electric Co.	3.650%	3/1/52	250	184
DTE Electric Co.	5.850%	5/15/55	235	241
DTE Energy Co.	2.850%	10/1/26	300	295
DTE Energy Co.	4.950%	7/1/27	100	101
DTE Energy Co.	4.875%	6/1/28	200	203
DTE Energy Co.	5.100%	3/1/29	200	204
DTE Energy Co.	3.400%	6/15/29	94	90
DTE Energy Co.	2.950%	3/1/30	60	56
DTE Energy Co.	5.200%	4/1/30	116	119
DTE Energy Co.	5.850%	6/1/34	450	471
Duke Energy Carolinas LLC	3.950%	11/15/28	125	125
Duke Energy Carolinas LLC	6.000%	12/1/28	125	132
Duke Energy Carolinas LLC	2.450%	8/15/29	200	186
Duke Energy Carolinas LLC	2.450%	2/1/30	100	92
Duke Energy Carolinas LLC	4.850%	3/15/30	100	102
Duke Energy Carolinas LLC	2.550%	4/15/31	200	181
Duke Energy Carolinas LLC	4.950%	1/15/33	175	178
Duke Energy Carolinas LLC	4.850%	1/15/34	200	200
Duke Energy Carolinas LLC	5.250%	3/15/35	150	153
Duke Energy Carolinas LLC	6.100%	6/1/37	100	106
Duke Energy Carolinas LLC	6.000%	1/15/38	25	27
Duke Energy Carolinas LLC	6.050%	4/15/38	25	27
Duke Energy Carolinas LLC	5.300%	2/15/40	150	150
Duke Energy Carolinas LLC	4.000%	9/30/42	175	145
Duke Energy Carolinas LLC	3.875%	3/15/46	100	78
Duke Energy Carolinas LLC	3.700%	12/1/47	100	75
Duke Energy Carolinas LLC	3.200%	8/15/49	350	237
Duke Energy Carolinas LLC	5.400%	1/15/54	100	96
Duke Energy Corp.	3.150%	8/15/27	140	137
Duke Energy Corp.	4.300%	3/15/28	200	200
Duke Energy Corp.	2.450%	6/1/30	100	91
Duke Energy Corp.	2.550%	6/15/31	200	178
Duke Energy Corp.	5.750%	9/15/33	100	105
Duke Energy Corp.	5.450%	6/15/34	100	103
Duke Energy Corp.	4.800%	12/15/45	125	108
Duke Energy Corp.	3.750%	9/1/46	180	133
Duke Energy Corp.	4.200%	6/15/49	115	89
Duke Energy Corp.	3.500%	6/15/51	140	96
Duke Energy Corp.	6.100%	9/15/53	350	356
Duke Energy Corp.	5.800%	6/15/54	575	562
Duke Energy Corp.	6.450%	9/1/54	150	155
Duke Energy Corp.	3.250%	1/15/82	200	192
Duke Energy Florida LLC	3.800%	7/15/28	100	99
Duke Energy Florida LLC	2.500%	12/1/29	425	395
Duke Energy Florida LLC	1.750%	6/15/30	100	88
Duke Energy Florida LLC	2.400%	12/15/31	200	177
Duke Energy Florida LLC	6.350%	9/15/37	225	246
Duke Energy Florida LLC	6.400%	6/15/38	200	220
Duke Energy Florida LLC	3.850%	11/15/42	100	80
Duke Energy Florida LLC	3.400%	10/1/46	100	72
Duke Energy Florida LLC	4.200%	7/15/48	100	80

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	6.200%	11/15/53	380	405
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	65	62
	Duke Energy Indiana LLC	5.250%	3/1/34	100	102
	Duke Energy Indiana LLC	6.350%	8/15/38	590	643
	Duke Energy Indiana LLC	3.750%	5/15/46	175	133
	Duke Energy Indiana LLC	5.900%	5/15/55	25	26
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	90
	Duke Energy Ohio Inc.	5.300%	6/15/35	75	76
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	19
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	98
	Duke Energy Progress LLC	3.700%	9/1/28	175	173
	Duke Energy Progress LLC	2.000%	8/15/31	200	174
	Duke Energy Progress LLC	5.250%	3/15/33	350	361
	Duke Energy Progress LLC	5.100%	3/15/34	100	101
	Duke Energy Progress LLC	5.050%	3/15/35	201	202
	Duke Energy Progress LLC	4.375%	3/30/44	300	254
	Duke Energy Progress LLC	4.150%	12/1/44	100	82
	Duke Energy Progress LLC	3.700%	10/15/46	50	38
	Duke Energy Progress LLC	3.600%	9/15/47	50	37
	Duke Energy Progress LLC	2.900%	8/15/51	434	270
	Duke Energy Progress LLC	5.350%	3/15/53	150	143
	Duke Energy Progress LLC	5.550%	3/15/55	241	236
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	54	51
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	83
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	75
	Edison International	5.750%	6/15/27	25	25
	Edison International	5.250%	11/15/28	50	49
	Edison International	5.450%	6/15/29	100	99
	Edison International	6.950%	11/15/29	250	260
	Edison International	5.250%	3/15/32	60	57
	El Paso Electric Co.	6.000%	5/15/35	250	258
	El Paso Electric Co.	5.000%	12/1/44	75	66
	Emera US Finance LP	4.750%	6/15/46	245	204
	Enel Chile SA	4.875%	6/12/28	125	125
	Entergy Arkansas LLC	5.450%	6/1/34	125	129
	Entergy Arkansas LLC	2.650%	6/15/51	500	293
	Entergy Arkansas LLC	5.750%	6/1/54	50	50
	Entergy Corp.	2.950%	9/1/26	200	197
	Entergy Corp.	2.800%	6/15/30	100	92
	Entergy Corp.	3.750%	6/15/50	300	214
	Entergy Corp.	7.125%	12/1/54	100	103
	Entergy Louisiana LLC	2.400%	10/1/26	75	73
	Entergy Louisiana LLC	3.120%	9/1/27	100	98
	Entergy Louisiana LLC	3.050%	6/1/31	100	92
	Entergy Louisiana LLC	4.000%	3/15/33	150	142
	Entergy Louisiana LLC	5.350%	3/15/34	50	51
	Entergy Louisiana LLC	5.150%	9/15/34	150	151
	Entergy Louisiana LLC	4.950%	1/15/45	150	133
	Entergy Louisiana LLC	4.200%	9/1/48	167	133
	Entergy Louisiana LLC	4.200%	4/1/50	100	79
	Entergy Louisiana LLC	2.900%	3/15/51	121	75
	Entergy Louisiana LLC	4.750%	9/15/52	150	130
	Entergy Louisiana LLC	5.700%	3/15/54	250	247
	Entergy Louisiana LLC	5.800%	3/15/55	175	175
	Entergy Mississippi LLC	2.850%	6/1/28	125	121
	Entergy Mississippi LLC	5.850%	6/1/54	200	200
	Entergy Mississippi LLC	5.800%	4/15/55	88	88
	Entergy Texas Inc.	4.000%	3/30/29	100	99
	Entergy Texas Inc.	1.750%	3/15/31	500	431
	Essential Utilities Inc.	4.800%	8/15/27	500	505
	Essential Utilities Inc.	3.566%	5/1/29	75	73
	Essential Utilities Inc.	2.704%	4/15/30	100	92
	Essential Utilities Inc.	4.276%	5/1/49	85	67
	Essential Utilities Inc.	3.351%	4/15/50	200	132
	Evergy Inc.	2.900%	9/15/29	400	376
	Evergy Inc.	6.650%	6/1/55	100	101
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	147
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	98
	Evergy Kansas Central Inc.	4.125%	3/1/42	510	421
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	82

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	20
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	67
	Evergy Metro Inc.	2.250%	6/1/30	100	90
	Evergy Metro Inc.	4.950%	4/15/33	100	100
	Evergy Metro Inc.	5.400%	4/1/34	250	255
	Evergy Metro Inc.	5.300%	10/1/41	100	96
	Evergy Metro Inc.	4.200%	6/15/47	100	80
[6]	Evergy Missouri West Inc.	5.650%	6/1/34	50	51
	Eversource Energy	5.000%	1/1/27	200	202
	Eversource Energy	3.300%	1/15/28	100	97
	Eversource Energy	4.250%	4/1/29	200	198
	Eversource Energy	5.850%	4/15/31	400	421
	Eversource Energy	3.375%	3/1/32	119	108
	Eversource Energy	5.125%	5/15/33	100	100
	Eversource Energy	5.950%	7/15/34	100	105
	Eversource Energy	3.450%	1/15/50	200	140
	Exelon Corp.	2.750%	3/15/27	250	244
	Exelon Corp.	5.150%	3/15/28	200	204
	Exelon Corp.	5.150%	3/15/29	100	103
	Exelon Corp.	5.450%	3/15/34	100	103
	Exelon Corp.	4.950%	6/15/35	225	219
	Exelon Corp.	5.625%	6/15/35	20	21
	Exelon Corp.	5.100%	6/15/45	145	132
	Exelon Corp.	5.600%	3/15/53	550	529
	Exelon Corp.	5.875%	3/15/55	85	85
	Exelon Corp.	6.500%	3/15/55	85	86
	FirstEnergy Corp.	3.900%	7/15/27	100	99
	FirstEnergy Corp.	2.250%	9/1/30	150	133
	FirstEnergy Corp.	4.850%	7/15/47	150	128
	FirstEnergy Corp.	3.400%	3/1/50	250	170
	FirstEnergy Transmission LLC	4.550%	1/15/30	100	100
	FirstEnergy Transmission LLC	5.000%	1/15/35	50	49
	Florida Power & Light Co.	3.300%	5/30/27	50	49
	Florida Power & Light Co.	4.400%	5/15/28	200	202
	Florida Power & Light Co.	5.150%	6/15/29	150	155
	Florida Power & Light Co.	4.625%	5/15/30	200	203
	Florida Power & Light Co.	2.450%	2/3/32	200	177
	Florida Power & Light Co.	5.100%	4/1/33	200	205
	Florida Power & Light Co.	4.800%	5/15/33	200	201
	Florida Power & Light Co.	5.625%	4/1/34	25	26
	Florida Power & Light Co.	5.300%	6/15/34	150	155
	Florida Power & Light Co.	5.960%	4/1/39	325	347
	Florida Power & Light Co.	4.125%	2/1/42	170	145
	Florida Power & Light Co.	4.050%	6/1/42	125	106
	Florida Power & Light Co.	3.700%	12/1/47	150	114
	Florida Power & Light Co.	3.950%	3/1/48	275	219
	Florida Power & Light Co.	3.150%	10/1/49	205	138
	Florida Power & Light Co.	2.875%	12/4/51	500	316
	Florida Power & Light Co.	5.700%	3/15/55	60	61
	Florida Power & Light Co.	5.800%	3/15/65	60	61
	Fortis Inc.	3.055%	10/4/26	195	192
	Georgia Power Co.	5.004%	2/23/27	75	76
	Georgia Power Co.	4.650%	5/16/28	200	203
	Georgia Power Co.	4.550%	3/15/30	500	505
	Georgia Power Co.	4.850%	3/15/31	184	188
	Georgia Power Co.	4.950%	5/17/33	200	202
	Georgia Power Co.	5.250%	3/15/34	150	153
	Georgia Power Co.	5.200%	3/15/35	510	517
	Georgia Power Co.	4.750%	9/1/40	175	163
	Georgia Power Co.	4.300%	3/15/43	100	85
	Georgia Power Co.	5.125%	5/15/52	150	140
	Iberdrola International BV	6.750%	7/15/36	75	85
	Idaho Power Co.	5.200%	8/15/34	50	51
	Idaho Power Co.	5.500%	3/15/53	150	144
	Idaho Power Co.	5.800%	4/1/54	200	201
	Indiana Michigan Power Co.	3.850%	5/15/28	250	247
	Indiana Michigan Power Co.	4.250%	8/15/48	100	79
	Indiana Michigan Power Co.	5.625%	4/1/53	100	98
	Interstate Power & Light Co.	4.100%	9/26/28	125	124
	Interstate Power & Light Co.	3.600%	4/1/29	60	58

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Interstate Power & Light Co.	2.300%	6/1/30	100	90
	Interstate Power & Light Co.	4.950%	9/30/34	50	49
	Interstate Power & Light Co.	5.600%	6/29/35	125	128
	Interstate Power & Light Co.	6.250%	7/15/39	50	53
	Interstate Power & Light Co.	3.700%	9/15/46	75	55
	Interstate Power & Light Co.	5.450%	9/30/54	100	96
	IPALCO Enterprises Inc.	5.750%	4/1/34	100	100
	ITC Holdings Corp.	3.350%	11/15/27	100	98
	ITC Holdings Corp.	5.300%	7/1/43	200	183
	Jersey Central Power & Light Co.	5.100%	1/15/35	50	50
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	59	56
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	199	190
	Kentucky Utilities Co.	5.125%	11/1/40	125	120
	Kentucky Utilities Co.	4.375%	10/1/45	100	84
	Kentucky Utilities Co.	3.300%	6/1/50	200	136
	Louisville Gas & Electric Co.	4.250%	4/1/49	170	135
	MidAmerican Energy Co.	3.100%	5/1/27	150	148
	MidAmerican Energy Co.	3.650%	4/15/29	200	196
	MidAmerican Energy Co.	6.750%	12/30/31	125	141
	MidAmerican Energy Co.	5.750%	11/1/35	125	132
	MidAmerican Energy Co.	4.800%	9/15/43	100	91
	MidAmerican Energy Co.	3.950%	8/1/47	100	79
	MidAmerican Energy Co.	3.650%	8/1/48	125	93
	MidAmerican Energy Co.	4.250%	7/15/49	200	163
	MidAmerican Energy Co.	5.850%	9/15/54	300	309
	MidAmerican Energy Co.	5.300%	2/1/55	125	119
	Mississippi Power Co.	4.250%	3/15/42	100	85
	National Fuel Gas Co.	4.750%	9/1/28	50	50
	National Fuel Gas Co.	2.950%	3/1/31	100	89
	National Fuel Gas Co.	5.950%	3/15/35	110	112
	National Grid plc	5.809%	6/12/33	300	316
	National Grid plc	5.418%	1/11/34	150	154
	National Grid USA	5.803%	4/1/35	50	51
	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	100	102
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	100	100
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	147
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	99
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	75	76
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	300	294
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	200	206
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/30	300	307
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	92
	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	75	77
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	84
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	194
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	51
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	100	101
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	83
	Nevada Power Co.	3.700%	5/1/29	200	196
	Nevada Power Co.	2.400%	5/1/30	75	69
	Nevada Power Co.	6.750%	7/1/37	75	84
	Nevada Power Co.	3.125%	8/1/50	150	96
	Nevada Power Co.	6.000%	3/15/54	100	102
	Nevada Power Co.	6.250%	5/15/55	50	50
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	247
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	150	152
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	225
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	150	152
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	97
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	93
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	250	256
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	451
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	225	232
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	181
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	214	216
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	585	597
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	188
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	150	144
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	225	234
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	200	206

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NextEra Energy Capital Holdings Inc.	5.900%	3/15/55	400	401
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	119
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	99
NiSource Inc.	3.490%	5/15/27	250	246
NiSource Inc.	5.250%	3/30/28	200	205
NiSource Inc.	5.200%	7/1/29	150	154
NiSource Inc.	2.950%	9/1/29	200	189
NiSource Inc.	3.600%	5/1/30	200	192
NiSource Inc.	1.700%	2/15/31	300	257
NiSource Inc.	5.350%	4/1/34	200	204
NiSource Inc.	5.350%	7/15/35	200	202
NiSource Inc.	5.950%	6/15/41	77	78
NiSource Inc.	5.650%	2/1/45	100	98
NiSource Inc.	5.000%	6/15/52	63	56
NiSource Inc.	6.375%	3/31/55	100	101
NiSource Inc.	5.850%	4/1/55	320	317
Northern States Power Co.	5.050%	5/15/35	75	76
Northern States Power Co.	6.250%	6/1/36	75	83
Northern States Power Co.	6.200%	7/1/37	50	55
Northern States Power Co.	5.350%	11/1/39	175	177
Northern States Power Co.	3.400%	8/15/42	105	81
Northern States Power Co.	4.000%	8/15/45	50	40
Northern States Power Co.	2.900%	3/1/50	250	163
Northern States Power Co.	2.600%	6/1/51	63	38
Northern States Power Co.	5.100%	5/15/53	150	139
Northern States Power Co.	5.400%	3/15/54	200	194
Northern States Power Co.	5.650%	6/15/54	200	202
Northern States Power Co.	5.650%	5/15/55	50	50
NorthWestern Corp.	4.176%	11/15/44	115	93
NSTAR Electric Co.	3.200%	5/15/27	125	123
NSTAR Electric Co.	3.250%	5/15/29	50	48
NSTAR Electric Co.	4.850%	3/1/30	70	71
NSTAR Electric Co.	5.400%	6/1/34	100	103
NSTAR Electric Co.	5.200%	3/1/35	350	353
NSTAR Electric Co.	5.500%	3/15/40	75	76
NSTAR Electric Co.	4.950%	9/15/52	74	66
OGE Energy Corp.	5.450%	5/15/29	50	52
Oglethorpe Power Corp.	5.950%	11/1/39	50	51
Oglethorpe Power Corp.	5.375%	11/1/40	275	269
Oglethorpe Power Corp.	6.200%	12/1/53	150	153
Oglethorpe Power Corp.	5.800%	6/1/54	75	73
Oglethorpe Power Corp.	5.900%	2/1/55	175	172
Ohio Edison Co.	6.875%	7/15/36	100	112
Ohio Power Co.	5.650%	6/1/34	50	51
Ohio Power Co.	4.150%	4/1/48	100	77
Ohio Power Co.	4.000%	6/1/49	190	144
Ohio Power Co.	2.900%	10/1/51	225	137
Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	74
Oklahoma Gas & Electric Co.	3.300%	3/15/30	100	95
Oklahoma Gas & Electric Co.	3.250%	4/1/30	100	95
Oklahoma Gas & Electric Co.	5.400%	1/15/33	80	83
Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	40
Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	57
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	49
Oncor Electric Delivery Co. LLC	4.650%	11/1/29	100	101
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	186
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	57
Oncor Electric Delivery Co. LLC	5.650%	11/15/33	200	210
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	150
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	123
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	66
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	35
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	77
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	38
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	149
Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	147
Oncor Electric Delivery Co. LLC	4.950%	9/15/52	200	178
Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	59
Oncor Electric Delivery Co. LLC	5.550%	6/15/54	200	194
ONE Gas Inc.	5.100%	4/1/29	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONE Gas Inc.	2.000%	5/15/30	100	90
	ONE Gas Inc.	4.658%	2/1/44	125	110
	ONE Gas Inc.	4.500%	11/1/48	75	63
	Pacific Gas & Electric Co.	3.300%	3/15/27	500	488
	Pacific Gas & Electric Co.	3.300%	12/1/27	800	774
	Pacific Gas & Electric Co.	3.000%	6/15/28	200	190
	Pacific Gas & Electric Co.	3.750%	7/1/28	300	291
	Pacific Gas & Electric Co.	6.100%	1/15/29	520	539
	Pacific Gas & Electric Co.	5.550%	5/15/29	200	203
	Pacific Gas & Electric Co.	4.550%	7/1/30	400	390
	Pacific Gas & Electric Co.	2.500%	2/1/31	500	434
	Pacific Gas & Electric Co.	4.400%	3/1/32	81	76
	Pacific Gas & Electric Co.	5.900%	6/15/32	200	204
	Pacific Gas & Electric Co.	6.150%	1/15/33	200	206
	Pacific Gas & Electric Co.	6.400%	6/15/33	46	48
	Pacific Gas & Electric Co.	6.950%	3/15/34	140	151
	Pacific Gas & Electric Co.	5.700%	3/1/35	198	196
	Pacific Gas & Electric Co.	4.500%	7/1/40	500	416
	Pacific Gas & Electric Co.	4.300%	3/15/45	200	151
	Pacific Gas & Electric Co.	3.950%	12/1/47	200	141
	Pacific Gas & Electric Co.	4.950%	7/1/50	575	463
	Pacific Gas & Electric Co.	6.750%	1/15/53	500	504
	Pacific Gas & Electric Co.	6.700%	4/1/53	200	200
	Pacific Gas & Electric Co.	5.900%	10/1/54	300	272
	Pacific Gas & Electric Co.	6.150%	3/1/55	191	179
	PacifiCorp	3.500%	6/15/29	200	193
	PacifiCorp	2.700%	9/15/30	50	46
	PacifiCorp	5.300%	2/15/31	48	49
	PacifiCorp	7.700%	11/15/31	250	291
	PacifiCorp	5.450%	2/15/34	100	101
	PacifiCorp	5.250%	6/15/35	56	56
	PacifiCorp	6.100%	8/1/36	100	105
	PacifiCorp	6.250%	10/15/37	125	132
	PacifiCorp	6.350%	7/15/38	75	80
	PacifiCorp	6.000%	1/15/39	116	120
	PacifiCorp	4.100%	2/1/42	56	45
	PacifiCorp	4.125%	1/15/49	50	38
	PacifiCorp	4.150%	2/15/50	150	114
	PacifiCorp	5.350%	12/1/53	100	90
	PacifiCorp	5.500%	5/15/54	200	184
	PacifiCorp	5.800%	1/15/55	260	249
	PacifiCorp	7.375%	9/15/55	150	156
	PECO Energy Co.	4.900%	6/15/33	400	406
	PECO Energy Co.	3.900%	3/1/48	75	59
	PECO Energy Co.	2.800%	6/15/50	200	126
	PECO Energy Co.	5.250%	9/15/54	50	47
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	80
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	70
	PG&E Recovery Funding LLC	4.838%	6/1/35	138	139
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	283
	PG&E Recovery Funding LLC	5.231%	6/1/42	150	149
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	88
	PG&E Recovery Funding LLC	5.529%	6/1/51	150	147
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	96	95
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	36	36
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	94
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	73
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	73
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	215
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	190
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	86
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	69
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	107
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	77
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	100	100
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	43
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	54
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	134
	Pinnacle West Capital Corp.	4.900%	5/15/28	75	76
	Pinnacle West Capital Corp.	5.150%	5/15/30	75	77

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Potomac Electric Power Co.	5.200%	3/15/34	50	51
	Potomac Electric Power Co.	6.500%	11/15/37	250	279
	Potomac Electric Power Co.	4.150%	3/15/43	150	124
	Potomac Electric Power Co.	5.500%	3/15/54	50	49
	PPL Electric Utilities Corp.	5.000%	5/15/33	200	203
	PPL Electric Utilities Corp.	4.850%	2/15/34	97	97
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	110
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	129
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	60
	Progress Energy Inc.	7.000%	10/30/31	119	134
	Public Service Co. of Colorado	3.700%	6/15/28	75	74
	Public Service Co. of Colorado	1.900%	1/15/31	100	87
	Public Service Co. of Colorado	1.875%	6/15/31	100	86
	Public Service Co. of Colorado	4.100%	6/1/32	50	48
	Public Service Co. of Colorado	5.350%	5/15/34	400	406
	Public Service Co. of Colorado	4.100%	6/15/48	75	58
	Public Service Co. of Colorado	2.700%	1/15/51	100	59
	Public Service Co. of Colorado	5.250%	4/1/53	200	183
	Public Service Co. of Colorado	5.750%	5/15/54	200	197
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	54
	Public Service Co. of New Hampshire	5.150%	1/15/53	54	50
	Public Service Co. of Oklahoma	5.250%	1/15/33	85	86
	Public Service Co. of Oklahoma	5.200%	1/15/35	100	100
	Public Service Co. of Oklahoma	5.450%	1/15/36	200	201
	Public Service Electric & Gas Co.	3.000%	5/15/27	75	74
	Public Service Electric & Gas Co.	3.200%	5/15/29	70	68
	Public Service Electric & Gas Co.	2.450%	1/15/30	50	46
	Public Service Electric & Gas Co.	5.200%	3/1/34	100	103
	Public Service Electric & Gas Co.	4.850%	8/1/34	400	399
	Public Service Electric & Gas Co.	5.050%	3/1/35	100	101
	Public Service Electric & Gas Co.	3.800%	3/1/46	250	194
	Public Service Electric & Gas Co.	3.850%	5/1/49	200	155
	Public Service Electric & Gas Co.	3.150%	1/1/50	200	136
	Public Service Electric & Gas Co.	2.050%	8/1/50	500	266
	Public Service Electric & Gas Co.	5.450%	3/1/54	100	98
	Public Service Electric & Gas Co.	5.300%	8/1/54	250	240
	Public Service Electric & Gas Co.	5.500%	3/1/55	100	99
	Public Service Enterprise Group Inc.	5.875%	10/15/28	100	105
	Public Service Enterprise Group Inc.	5.200%	4/1/29	200	206
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	432
	Puget Energy Inc.	4.100%	6/15/30	100	97
[6]	Puget Energy Inc.	5.725%	3/15/35	120	121
	Puget Sound Energy Inc.	5.330%	6/15/34	100	102
	Puget Sound Energy Inc.	6.274%	3/15/37	125	135
	Puget Sound Energy Inc.	5.757%	10/1/39	125	129
	Puget Sound Energy Inc.	4.300%	5/20/45	100	82
	Puget Sound Energy Inc.	4.223%	6/15/48	125	100
	Puget Sound Energy Inc.	3.250%	9/15/49	90	60
	Puget Sound Energy Inc.	5.685%	6/15/54	50	49
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	436
	San Diego Gas & Electric Co.	3.000%	3/15/32	200	180
	San Diego Gas & Electric Co.	5.400%	4/15/35	94	96
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	89
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	55
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	67
	San Diego Gas & Electric Co.	3.700%	3/15/52	100	72
	San Diego Gas & Electric Co.	5.350%	4/1/53	150	140
	San Diego Gas & Electric Co.	5.550%	4/15/54	250	240
	SCE Recovery Funding LLC	4.697%	6/15/42	68	66
	SCE Recovery Funding LLC	2.943%	11/15/44	50	41
	SCE Recovery Funding LLC	3.240%	11/15/48	50	35
	SCE Recovery Funding LLC	5.112%	12/14/49	50	47
	Sempra	3.250%	6/15/27	150	147
	Sempra	3.400%	2/1/28	200	195
	Sempra	3.800%	2/1/38	200	166
	Sempra	6.000%	10/15/39	150	152
	Sempra	4.000%	2/1/48	175	129
	Sempra	4.125%	4/1/52	200	193
	Sempra	6.400%	10/1/54	150	142
	Sempra	6.875%	10/1/54	250	253

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sempra	6.550%	4/1/55	150	142
Sempra	6.625%	4/1/55	100	96
Southern California Edison Co.	4.400%	9/6/26	100	100
Southern California Edison Co.	3.650%	3/1/28	100	97
Southern California Edison Co.	5.300%	3/1/28	200	203
Southern California Edison Co.	4.200%	3/1/29	75	73
Southern California Edison Co.	6.650%	4/1/29	75	79
Southern California Edison Co.	5.150%	6/1/29	200	202
Southern California Edison Co.	2.850%	8/1/29	275	255
Southern California Edison Co.	2.250%	6/1/30	300	264
Southern California Edison Co.	2.500%	6/1/31	200	174
Southern California Edison Co.	5.450%	6/1/31	200	204
Southern California Edison Co.	2.750%	2/1/32	130	112
Southern California Edison Co.	5.950%	11/1/32	200	205
Southern California Edison Co.	5.200%	6/1/34	250	243
Southern California Edison Co.	5.450%	3/1/35	150	147
Southern California Edison Co.	5.750%	4/1/35	75	77
Southern California Edison Co.	5.350%	7/15/35	200	195
Southern California Edison Co.	5.625%	2/1/36	125	122
Southern California Edison Co.	5.500%	3/15/40	100	94
Southern California Edison Co.	4.500%	9/1/40	275	230
Southern California Edison Co.	4.050%	3/15/42	208	157
Southern California Edison Co.	4.000%	4/1/47	135	97
Southern California Edison Co.	4.125%	3/1/48	100	73
Southern California Edison Co.	4.875%	3/1/49	100	80
Southern California Edison Co.	3.650%	6/1/51	200	132
Southern California Edison Co.	3.450%	2/1/52	200	126
Southern California Edison Co.	5.450%	6/1/52	100	86
Southern California Edison Co.	5.700%	3/1/53	200	180
Southern California Edison Co.	5.875%	12/1/53	150	137
Southern California Edison Co.	5.750%	4/15/54	150	134
Southern California Edison Co.	5.900%	3/1/55	150	137
Southern California Gas Co.	2.950%	4/15/27	200	196
Southern California Gas Co.	2.550%	2/1/30	150	138
Southern California Gas Co.	5.050%	9/1/34	100	101
Southern California Gas Co.	5.450%	6/15/35	75	77
Southern California Gas Co.	3.750%	9/15/42	75	58
Southern California Gas Co.	4.125%	6/1/48	75	58
Southern California Gas Co.	3.950%	2/15/50	70	52
Southern California Gas Co.	6.350%	11/15/52	300	321
Southern California Gas Co.	5.750%	6/1/53	100	98
Southern California Gas Co.	5.600%	4/1/54	50	49
Southern California Gas Co.	6.000%	6/15/55	50	51
Southern Co.	3.250%	7/1/26	350	346
Southern Co.	5.113%	8/1/27	200	203
Southern Co.	1.750%	3/15/28	300	281
Southern Co.	4.850%	6/15/28	200	204
Southern Co.	5.500%	3/15/29	150	156
Southern Co.	5.700%	10/15/32	90	95
Southern Co.	4.850%	3/15/35	500	489
Southern Co.	4.250%	7/1/36	200	183
Southern Co.	3.750%	9/15/51	200	197
Southern Co.	6.375%	3/15/55	312	321
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	77
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	91
Southern Co. Gas Capital Corp.	4.950%	9/15/34	150	148
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	77
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	42
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	81
Southern Power Co.	5.150%	9/15/41	100	94
Southern Power Co.	5.250%	7/15/43	50	47
Southern Power Co.	4.950%	12/15/46	75	65
Southwest Gas Corp.	3.700%	4/1/28	50	49
Southwest Gas Corp.	2.200%	6/15/30	350	315
Southwest Gas Corp.	4.050%	3/15/32	200	190
Southwest Gas Corp.	3.800%	9/29/46	75	55
Southwest Gas Corp.	4.150%	6/1/49	25	19
Southwestern Electric Power Co.	2.750%	10/1/26	445	436
Southwestern Electric Power Co.	4.100%	9/15/28	100	99
Southwestern Electric Power Co.	6.200%	3/15/40	75	78

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Electric Power Co.	3.900%	4/1/45	100	75
	Southwestern Electric Power Co.	3.850%	2/1/48	175	128
	Southwestern Electric Power Co.	3.250%	11/1/51	200	129
	Southwestern Public Service Co.	5.300%	5/15/35	125	125
	Southwestern Public Service Co.	4.500%	8/15/41	100	87
	Southwestern Public Service Co.	3.700%	8/15/47	75	55
	Southwestern Public Service Co.	3.750%	6/15/49	75	54
	Southwestern Public Service Co.	3.150%	5/1/50	100	65
	Southwestern Public Service Co.	6.000%	6/1/54	200	202
	Spire Missouri Inc.	5.150%	8/15/34	50	51
	System Energy Resources Inc.	5.300%	12/15/34	100	99
	Tampa Electric Co.	4.300%	6/15/48	75	60
	Tampa Electric Co.	4.450%	6/15/49	125	103
	Tampa Electric Co.	3.625%	6/15/50	50	36
	Tampa Electric Co.	5.000%	7/15/52	100	89
	Toledo Edison Co.	6.150%	5/15/37	75	81
	Tucson Electric Power Co.	5.200%	9/15/34	50	50
	Tucson Electric Power Co.	4.000%	6/15/50	100	75
	Tucson Electric Power Co.	5.500%	4/15/53	66	63
	Union Electric Co.	2.950%	6/15/27	72	71
	Union Electric Co.	2.950%	3/15/30	350	330
	Union Electric Co.	2.150%	3/15/32	200	172
	Union Electric Co.	5.200%	4/1/34	250	254
	Union Electric Co.	5.250%	4/15/35	100	102
	Union Electric Co.	8.450%	3/15/39	150	191
	Union Electric Co.	3.650%	4/15/45	125	96
	Union Electric Co.	4.000%	4/1/48	175	137
	Union Electric Co.	3.250%	10/1/49	175	120
	Union Electric Co.	3.900%	4/1/52	100	76
	Union Electric Co.	5.250%	1/15/54	150	139
	Union Electric Co.	5.125%	3/15/55	50	46
	Virginia Electric & Power Co.	2.950%	11/15/26	276	271
	Virginia Electric & Power Co.	3.500%	3/15/27	250	247
	Virginia Electric & Power Co.	3.800%	4/1/28	150	149
	Virginia Electric & Power Co.	2.875%	7/15/29	275	261
	Virginia Electric & Power Co.	2.300%	11/15/31	200	175
	Virginia Electric & Power Co.	2.400%	3/30/32	200	174
	Virginia Electric & Power Co.	5.000%	4/1/33	200	202
	Virginia Electric & Power Co.	5.050%	8/15/34	50	50
	Virginia Electric & Power Co.	5.150%	3/15/35	200	201
	Virginia Electric & Power Co.	6.000%	1/15/36	125	132
	Virginia Electric & Power Co.	6.000%	5/15/37	150	158
	Virginia Electric & Power Co.	6.350%	11/30/37	50	54
	Virginia Electric & Power Co.	4.450%	2/15/44	125	106
	Virginia Electric & Power Co.	4.200%	5/15/45	75	61
	Virginia Electric & Power Co.	4.000%	11/15/46	100	77
	Virginia Electric & Power Co.	3.800%	9/15/47	100	75
	Virginia Electric & Power Co.	4.600%	12/1/48	175	148
	Virginia Electric & Power Co.	3.300%	12/1/49	98	66
	Virginia Electric & Power Co.	2.450%	12/15/50	110	62
	Virginia Electric & Power Co.	2.950%	11/15/51	200	125
	Virginia Electric & Power Co.	5.450%	4/1/53	200	190
	Virginia Electric & Power Co.	5.550%	8/15/54	275	266
	Virginia Electric & Power Co.	5.650%	3/15/55	200	197
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	17	17
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/33	150	152
	Washington Gas Light Co.	3.796%	9/15/46	100	75
	Washington Gas Light Co.	3.650%	9/15/49	30	22
	WEC Energy Group Inc.	1.375%	10/15/27	500	469
	WEC Energy Group Inc.	4.750%	1/15/28	250	253
	WEC Energy Group Inc.	2.200%	12/15/28	200	186
	Wisconsin Electric Power Co.	5.000%	5/15/29	100	103
	Wisconsin Electric Power Co.	4.750%	9/30/32	90	91
	Wisconsin Electric Power Co.	4.600%	10/1/34	50	49
	Wisconsin Electric Power Co.	4.300%	10/15/48	100	82
	Wisconsin Electric Power Co.	5.050%	10/1/54	100	90
	Wisconsin Power & Light Co.	5.375%	3/30/34	50	51
	Wisconsin Power & Light Co.	6.375%	8/15/37	100	109
	Wisconsin Power & Light Co.	3.650%	4/1/50	50	36
	Wisconsin Public Service Corp.	4.550%	12/1/29	50	51

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Public Service Corp.	3.300%	9/1/49	125	86
Xcel Energy Inc.	3.350%	12/1/26	75	74
Xcel Energy Inc.	1.750%	3/15/27	200	191
Xcel Energy Inc.	4.000%	6/15/28	75	74
Xcel Energy Inc.	2.600%	12/1/29	200	185
Xcel Energy Inc.	3.400%	6/1/30	250	237
Xcel Energy Inc.	4.600%	6/1/32	200	196
Xcel Energy Inc.	5.500%	3/15/34	200	203
Xcel Energy Inc.	5.600%	4/15/35	272	278
Xcel Energy Inc.	3.500%	12/1/49	100	69
				122,506
Total Corporate Bonds (Cost $1,315,233)				1,229,373
Sovereign Bonds (3.3%)
African Development Bank	0.875%	7/22/26	400	387
African Development Bank	4.625%	1/4/27	300	303
African Development Bank	4.125%	2/25/27	600	602
African Development Bank	4.375%	11/3/27	500	507
African Development Bank	4.375%	3/14/28	375	381
African Development Bank	3.875%	6/12/28	317	318
African Development Bank	3.500%	9/18/29	375	370
African Development Bank	4.500%	6/12/35	95	96
African Development Bank	5.750%	Perpetual	200	192
Asian Development Bank	2.625%	1/12/27	200	196
Asian Development Bank	4.125%	1/12/27	500	502
Asian Development Bank	1.500%	1/20/27	1,125	1,085
Asian Development Bank	2.375%	8/10/27	275	267
Asian Development Bank	6.220%	8/15/27	100	104
Asian Development Bank	3.125%	8/20/27	725	716
Asian Development Bank	2.500%	11/2/27	673	654
Asian Development Bank	4.375%	1/14/28	368	373
Asian Development Bank	3.750%	4/25/28	525	525
Asian Development Bank	1.250%	6/9/28	210	195
Asian Development Bank	5.820%	6/16/28	148	156
Asian Development Bank	4.500%	8/25/28	625	639
Asian Development Bank	3.125%	9/26/28	130	127
Asian Development Bank	4.375%	3/6/29	500	510
Asian Development Bank	3.625%	8/28/29	540	536
Asian Development Bank	1.750%	9/19/29	200	184
Asian Development Bank	1.875%	1/24/30	200	184
Asian Development Bank	4.125%	5/30/30	710	719
Asian Development Bank	0.750%	10/8/30	500	426
Asian Development Bank	1.500%	3/4/31	500	439
Asian Development Bank	3.125%	4/27/32	400	378
Asian Development Bank	3.875%	9/28/32	225	222
Asian Development Bank	4.000%	1/12/33	380	378
Asian Development Bank	3.875%	6/14/33	425	418
Asian Development Bank	4.125%	1/12/34	500	497
Asian Development Bank	4.375%	3/22/35	823	830
Asian Infrastructure Investment Bank	4.875%	9/14/26	300	303
Asian Infrastructure Investment Bank	4.000%	1/18/28	450	453
Asian Infrastructure Investment Bank	4.125%	1/18/29	300	303
Asian Infrastructure Investment Bank	4.500%	1/16/30	295	303
Asian Infrastructure Investment Bank	4.250%	3/13/34	150	150
Asian Infrastructure Investment Bank	4.500%	5/21/35	193	197
Canada	3.750%	4/26/28	525	526
Canada	4.625%	4/30/29	355	366
Canada	4.000%	3/18/30	600	605
Corp. Andina de Fomento	2.250%	2/8/27	210	204
Corp. Andina de Fomento	6.000%	4/26/27	200	206
Corp. Andina de Fomento	4.125%	1/7/28	50	50
Corp. Andina de Fomento	4.125%	6/30/28	129	129
Corp. Andina de Fomento	5.000%	1/22/30	357	368
Council of Europe Development Bank	0.875%	9/22/26	200	193
Council of Europe Development Bank	4.625%	6/11/27	124	126
Council of Europe Development Bank	3.625%	1/26/28	280	279
Council of Europe Development Bank	4.125%	1/24/29	100	101
Council of Europe Development Bank	4.500%	1/15/30	350	359
European Bank for Reconstruction & Development	4.375%	3/9/28	400	406

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Bank for Reconstruction & Development	4.125%	1/25/29	800	809
	European Bank for Reconstruction & Development	4.250%	3/13/34	200	200
	European Investment Bank	0.750%	10/26/26	450	432
	European Investment Bank	1.375%	3/15/27	600	576
	European Investment Bank	4.375%	3/19/27	725	732
	European Investment Bank	2.375%	5/24/27	225	219
	European Investment Bank	0.625%	10/21/27	500	466
	European Investment Bank	3.250%	11/15/27	500	495
	European Investment Bank	3.875%	3/15/28	1,100	1,104
	European Investment Bank	3.875%	6/15/28	1,075	1,080
	European Investment Bank	4.500%	10/16/28	600	614
	European Investment Bank	4.000%	2/15/29	500	504
	European Investment Bank	4.750%	6/15/29	875	906
	European Investment Bank	1.625%	10/9/29	125	114
	European Investment Bank	3.750%	11/15/29	880	878
	European Investment Bank	4.500%	3/14/30	1,499	1,543
	European Investment Bank	0.875%	5/17/30	200	174
	European Investment Bank	3.625%	7/15/30	800	792
	European Investment Bank	0.750%	9/23/30	500	427
	European Investment Bank	4.250%	8/16/32	1,400	1,418
	European Investment Bank	3.750%	2/14/33	425	416
	European Investment Bank	4.125%	2/13/34	775	771
	European Investment Bank	4.625%	2/12/35	1,462	1,505
	European Investment Bank	4.875%	2/15/36	325	341
[7]	Export Development Canada	3.000%	5/25/27	450	443
[7]	Export Development Canada	3.750%	9/7/27	440	440
[7]	Export Development Canada	3.875%	2/14/28	400	401
[7]	Export Development Canada	4.125%	2/13/29	600	607
[7]	Export Development Canada	4.000%	6/20/30	250	252
[7]	Export Development Canada	4.750%	6/5/34	175	181
	Export-Import Bank of Korea	4.625%	1/11/27	200	201
	Export-Import Bank of Korea	1.625%	1/18/27	200	192
	Export-Import Bank of Korea	4.000%	9/11/27	200	199
	Export-Import Bank of Korea	4.250%	9/15/27	200	200
	Export-Import Bank of Korea	4.625%	1/14/28	200	202
	Export-Import Bank of Korea	4.000%	9/11/29	200	199
	Export-Import Bank of Korea	1.250%	9/21/30	500	432
	Export-Import Bank of Korea	2.125%	1/18/32	200	172
	Export-Import Bank of Korea	5.125%	1/11/33	200	206
	Export-Import Bank of Korea	5.125%	9/18/33	200	206
	Export-Import Bank of Korea	2.500%	6/29/41	70	49
	Inter-American Development Bank	2.000%	7/23/26	100	98
	Inter-American Development Bank	4.375%	2/1/27	400	403
	Inter-American Development Bank	2.375%	7/7/27	450	438
	Inter-American Development Bank	0.625%	9/16/27	800	747
	Inter-American Development Bank	4.000%	1/12/28	920	925
	Inter-American Development Bank	1.125%	7/20/28	300	277
	Inter-American Development Bank	3.125%	9/18/28	875	858
	Inter-American Development Bank	4.125%	2/15/29	500	506
	Inter-American Development Bank	4.500%	2/15/30	681	700
	Inter-American Development Bank	3.750%	6/14/30	843	840
	Inter-American Development Bank	1.125%	1/13/31	350	302
	Inter-American Development Bank	3.625%	9/17/31	875	857
	Inter-American Development Bank	3.500%	4/12/33	400	383
	Inter-American Development Bank	4.500%	9/13/33	500	510
	Inter-American Development Bank	4.375%	7/17/34	349	352
	Inter-American Development Bank	3.875%	10/28/41	200	177
	Inter-American Development Bank	3.200%	8/7/42	100	80
	Inter-American Investment Corp.	3.625%	2/17/27	50	50
	Inter-American Investment Corp.	4.125%	2/15/28	250	252
	Inter-American Investment Corp.	4.750%	9/19/28	100	103
	Inter-American Investment Corp.	4.250%	2/14/29	175	177
	Inter-American Investment Corp.	4.250%	4/1/30	295	299
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	509
	International Bank for Reconstruction & Development	4.000%	8/27/26	144	144
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	340
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	839
	International Bank for Reconstruction & Development	3.625%	5/5/28	782	780
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	869
	International Bank for Reconstruction & Development	4.625%	8/1/28	775	794

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,381
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	769
	International Bank for Reconstruction & Development	3.875%	10/16/29	918	920
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	184
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	651
	International Bank for Reconstruction & Development	4.125%	3/20/30	1,375	1,392
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	348
	International Bank for Reconstruction & Development	4.000%	7/25/30	625	629
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	684
	International Bank for Reconstruction & Development	4.000%	1/10/31	400	402
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	563
	International Bank for Reconstruction & Development	4.500%	4/10/31	925	952
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,301
	International Bank for Reconstruction & Development	4.625%	1/15/32	1,369	1,416
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	182
	International Bank for Reconstruction & Development	4.000%	5/6/32	986	983
	International Bank for Reconstruction & Development	4.750%	11/14/33	300	312
	International Bank for Reconstruction & Development	3.875%	8/28/34	513	499
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	258
	International Finance Corp.	4.375%	1/15/27	175	176
	International Finance Corp.	4.500%	1/21/28	204	208
	International Finance Corp.	4.500%	7/13/28	175	179
	International Finance Corp.	4.250%	7/2/29	700	712
	International Finance Corp.	3.875%	7/2/30	720	721
[8]	Israel Government Aid Bond	5.500%	9/18/33	100	107
[9]	Japan Bank for International Cooperation	2.250%	11/4/26	200	195
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	200	196
[9]	Japan Bank for International Cooperation	4.625%	7/22/27	1,000	1,013
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	800	779
[9]	Japan Bank for International Cooperation	4.625%	7/19/28	125	128
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	300	294
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	350	345
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	420	394
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	500	430
[9]	Japan Bank for International Cooperation	4.375%	1/24/31	200	203
[9]	Japan Bank for International Cooperation	4.625%	4/17/34	200	203
[9]	Japan International Cooperation Agency	2.750%	4/27/27	300	293
[9]	Japan International Cooperation Agency	3.250%	5/25/27	200	197
[9]	Japan International Cooperation Agency	4.000%	5/23/28	150	150
[9]	Japan International Cooperation Agency	4.750%	5/21/29	98	100
[9]	Japan International Cooperation Agency	1.750%	4/28/31	200	175
[10]	KFW	4.625%	8/7/26	700	705
[10]	KFW	1.000%	10/1/26	1,000	965
[10]	KFW	4.375%	3/1/27	625	631
[10]	KFW	3.000%	5/20/27	560	552
[10]	KFW	4.000%	6/28/27	1,700	1,707
[10]	KFW	3.500%	8/27/27	425	423
[10]	KFW	3.750%	2/15/28	800	801
[10]	KFW	2.875%	4/3/28	500	489
[10]	KFW	3.875%	5/15/28	545	547
	KFW	3.875%	6/15/28	750	753
[10]	KFW	4.000%	3/15/29	200	202
[10]	KFW	1.750%	9/14/29	175	161
[10]	KFW	4.625%	3/18/30	205	212
[10]	KFW	3.750%	7/15/30	989	985
[10]	KFW	4.750%	10/29/30	275	287
[10]	KFW	4.125%	7/15/33	700	698
[10]	KFW	4.375%	2/28/34	275	278
[10]	KFW	0.000%	4/18/36	400	250
[10]	KFW	0.000%	6/29/37	200	118
	Korea Development Bank	5.375%	10/23/26	200	203
	Korea Development Bank	4.625%	2/15/27	200	202
	Korea Development Bank	1.375%	4/25/27	200	190
	Korea Development Bank	4.125%	10/16/27	200	200
	Korea Development Bank	4.625%	2/3/28	200	202
	Korea Development Bank	4.375%	2/15/28	450	453
	Korea Development Bank	4.875%	2/3/30	200	206
	Korea Development Bank	1.625%	1/19/31	400	349
	Korea Development Bank	4.375%	2/15/33	450	442
[10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	269

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	243
[10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	276
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	240	247
[10]	Landwirtschaftliche Rentenbank	4.125%	5/28/30	82	83
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	430
[10]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	200	211
	Nordic Investment Bank	4.375%	3/14/28	450	457
	Nordic Investment Bank	4.250%	2/28/29	225	229
	Nordic Investment Bank	3.750%	5/9/30	343	342
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	140	142
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	336	341
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	399
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	253
[11]	Oesterreichische Kontrollbank AG	4.000%	5/28/28	65	65
[11]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	100	101
[11]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	200	199
[11]	Oesterreichische Kontrollbank AG	4.500%	1/24/30	222	228
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	150	150
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	468	467
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	463	489
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	195	233
[3]	Oriental Republic of Uruguay	5.442%	2/14/37	156	160
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	200	169
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	695	641
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	370	328
[3]	Oriental Republic of Uruguay	5.250%	9/10/60	230	208
	Province of Alberta	3.300%	3/15/28	250	246
	Province of Alberta	4.500%	6/26/29	229	234
	Province of Alberta	1.300%	7/22/30	500	438
	Province of Alberta	4.500%	1/24/34	200	200
	Province of British Columbia	0.900%	7/20/26	300	290
	Province of British Columbia	4.700%	1/24/28	786	802
	Province of British Columbia	4.800%	11/15/28	200	206
	Province of British Columbia	4.900%	4/24/29	600	620
	Province of British Columbia	4.200%	7/6/33	250	245
	Province of British Columbia	4.750%	6/12/34	544	552
	Province of British Columbia	4.800%	6/11/35	359	364
	Province of Manitoba	1.500%	10/25/28	350	324
	Province of Manitoba	4.300%	7/27/33	250	246
	Province of Manitoba	4.900%	5/31/34	156	160
	Province of New Brunswick	3.625%	2/24/28	105	104
	Province of Ontario	3.100%	5/19/27	600	591
	Province of Ontario	4.200%	1/18/29	350	353
	Province of Ontario	3.700%	9/17/29	500	495
	Province of Ontario	2.000%	10/2/29	585	541
	Province of Ontario	4.700%	1/15/30	426	439
	Province of Ontario	1.125%	10/7/30	500	431
	Province of Ontario	1.600%	2/25/31	600	525
	Province of Ontario	1.800%	10/14/31	200	173
	Province of Ontario	5.050%	4/24/34	321	333
	Province of Quebec	2.750%	4/12/27	850	833
	Province of Quebec	3.625%	4/13/28	250	248
	Province of Quebec	4.500%	4/3/29	440	449
	Province of Quebec	7.500%	9/15/29	475	539
	Province of Quebec	1.350%	5/28/30	400	353
	Province of Quebec	1.900%	4/21/31	1,200	1,064
	Province of Quebec	4.500%	9/8/33	275	275
	Province of Saskatchewan	4.650%	1/28/30	249	256
	Republic of Chile	2.750%	1/31/27	250	244
	Republic of Chile	3.240%	2/6/28	460	447
	Republic of Chile	4.850%	1/22/29	200	203
	Republic of Chile	2.450%	1/31/31	200	179
	Republic of Chile	2.550%	1/27/32	200	175
	Republic of Chile	2.550%	7/27/33	400	337
	Republic of Chile	3.500%	1/31/34	600	538
	Republic of Chile	4.950%	1/5/36	200	196
	Republic of Chile	5.650%	1/13/37	277	286
	Republic of Chile	3.100%	5/7/41	300	223
	Republic of Chile	4.340%	3/7/42	400	346
	Republic of Chile	3.500%	1/25/50	275	196

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Chile	4.000%	1/31/52	200	154
	Republic of Chile	5.330%	1/5/54	200	188
	Republic of Chile	3.100%	1/22/61	500	303
	Republic of Chile	3.250%	9/21/71	200	122
	Republic of Hungary	7.625%	3/29/41	240	270
	Republic of Indonesia	3.500%	1/11/28	200	197
	Republic of Indonesia	4.100%	4/24/28	200	200
	Republic of Indonesia	4.750%	2/11/29	425	433
	Republic of Indonesia	4.400%	3/10/29	300	302
	Republic of Indonesia	3.400%	9/18/29	200	193
	Republic of Indonesia	2.850%	2/14/30	200	187
	Republic of Indonesia	3.850%	10/15/30	200	195
	Republic of Indonesia	4.750%	9/10/34	200	196
	Republic of Indonesia	4.350%	1/11/48	725	606
	Republic of Indonesia	3.700%	10/30/49	200	149
	Republic of Indonesia	4.200%	10/15/50	430	347
	Republic of Indonesia	3.050%	3/12/51	400	263
	Republic of Indonesia	4.300%	3/31/52	200	162
	Republic of Indonesia	5.450%	9/20/52	200	193
	Republic of Indonesia	5.650%	1/11/53	200	198
	Republic of Indonesia	5.100%	2/10/54	200	186
	Republic of Indonesia	5.150%	9/10/54	200	188
	Republic of Indonesia	3.200%	9/23/61	200	126
	Republic of Indonesia	4.450%	4/15/70	200	159
	Republic of Italy	2.875%	10/17/29	400	376
	Republic of Italy	5.375%	6/15/33	475	496
	Republic of Italy	4.000%	10/17/49	500	361
	Republic of Italy	3.875%	5/6/51	400	274
	Republic of Korea	2.750%	1/19/27	1,000	981
	Republic of Korea	2.500%	6/19/29	200	189
	Republic of Korea	4.500%	7/3/29	200	203
	Republic of Korea	1.750%	10/15/31	200	174
	Republic of Korea	3.875%	9/20/48	125	102
	Republic of Panama	8.875%	9/30/27	238	258
	Republic of Panama	3.875%	3/17/28	460	446
	Republic of Panama	9.375%	4/1/29	200	226
	Republic of Panama	3.160%	1/23/30	200	180
	Republic of Panama	7.500%	3/1/31	200	213
	Republic of Panama	2.252%	9/29/32	500	382
	Republic of Panama	3.298%	1/19/33	200	163
	Republic of Panama	6.400%	2/14/35	400	389
[3]	Republic of Panama	6.700%	1/26/36	292	290
	Republic of Panama	6.875%	1/31/36	200	199
	Republic of Panama	8.000%	3/1/38	200	214
[3]	Republic of Panama	4.500%	5/15/47	100	69
[3]	Republic of Panama	4.500%	4/16/50	560	378
[3]	Republic of Panama	4.300%	4/29/53	400	258
	Republic of Panama	4.500%	4/1/56	500	325
	Republic of Panama	7.875%	3/1/57	200	204
[3]	Republic of Panama	3.870%	7/23/60	513	291
	Republic of Panama	4.500%	1/19/63	200	129
	Republic of Peru	2.844%	6/20/30	500	458
	Republic of Peru	2.783%	1/23/31	900	807
	Republic of Peru	1.862%	12/1/32	350	280
	Republic of Peru	8.750%	11/21/33	505	617
	Republic of Peru	3.000%	1/15/34	250	210
	Republic of Peru	5.375%	2/8/35	50	50
	Republic of Peru	5.500%	3/30/36	149	149
[3]	Republic of Peru	6.550%	3/14/37	325	352
	Republic of Peru	3.300%	3/11/41	200	149
	Republic of Peru	5.625%	11/18/50	364	346
	Republic of Peru	3.550%	3/10/51	300	206
	Republic of Peru	5.875%	8/8/54	320	309
	Republic of Peru	6.200%	6/30/55	122	123
	Republic of Peru	3.600%	1/15/72	175	108
	Republic of Peru	3.230%	7/28/21	525	282
	Republic of Philippines	5.170%	10/13/27	300	306
	Republic of Philippines	3.000%	2/1/28	400	386
	Republic of Philippines	3.750%	1/14/29	200	196
	Republic of Philippines	9.500%	2/2/30	300	362

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Philippines	2.457%	5/5/30	200	183
	Republic of Philippines	7.750%	1/14/31	400	464
	Republic of Philippines	1.648%	6/10/31	200	170
	Republic of Philippines	1.950%	1/6/32	200	170
	Republic of Philippines	6.375%	1/15/32	200	219
	Republic of Philippines	5.609%	4/13/33	300	314
	Republic of Philippines	5.000%	7/17/33	200	202
	Republic of Philippines	5.250%	5/14/34	200	204
	Republic of Philippines	6.375%	10/23/34	550	605
	Republic of Philippines	5.500%	2/4/35	200	208
	Republic of Philippines	4.750%	3/5/35	200	196
	Republic of Philippines	3.950%	1/20/40	400	345
	Republic of Philippines	3.700%	3/1/41	400	324
	Republic of Philippines	3.700%	2/2/42	350	281
	Republic of Philippines	2.950%	5/5/45	200	136
	Republic of Philippines	2.650%	12/10/45	200	129
	Republic of Philippines	3.200%	7/6/46	500	351
	Republic of Philippines	5.950%	10/13/47	200	206
	Republic of Philippines	5.600%	5/14/49	200	197
	Republic of Philippines	5.175%	9/5/49	200	185
	Republic of Philippines	5.900%	2/4/50	200	205
	Republic of Poland	5.500%	11/16/27	225	232
	Republic of Poland	4.625%	3/18/29	300	304
	Republic of Poland	4.875%	2/12/30	500	509
	Republic of Poland	5.750%	11/16/32	200	211
	Republic of Poland	4.875%	10/4/33	400	398
	Republic of Poland	5.125%	9/18/34	500	502
	Republic of Poland	5.375%	2/12/35	475	484
	Republic of Poland	5.500%	4/4/53	490	456
	Republic of Poland	5.500%	3/18/54	600	556
	State of Israel	5.375%	3/12/29	200	204
	State of Israel	2.500%	1/15/30	200	181
	State of Israel	5.375%	2/19/30	525	536
	State of Israel	2.750%	7/3/30	350	316
	State of Israel	4.500%	1/17/33	450	428
	State of Israel	5.500%	3/12/34	600	607
	State of Israel	5.625%	2/19/35	500	509
	State of Israel	4.500%	1/30/43	200	166
	State of Israel	4.125%	1/17/48	250	188
	State of Israel	3.375%	1/15/50	200	129
	State of Israel	3.875%	7/3/50	400	281
	State of Israel	5.750%	3/12/54	500	464
	State of Israel	4.500%	4/3/20	200	141
	Svensk Exportkredit AB	4.875%	9/14/26	200	202
	Svensk Exportkredit AB	2.250%	3/22/27	200	194
[4]	Svensk Exportkredit AB	3.875%	8/4/27	275	275
	Svensk Exportkredit AB	3.750%	9/13/27	250	250
	Svensk Exportkredit AB	3.750%	5/8/28	200	200
	Svensk Exportkredit AB	4.125%	6/14/28	250	252
	Svensk Exportkredit AB	4.250%	2/1/29	200	202
	Svensk Exportkredit AB	4.875%	10/4/30	200	208
	United Mexican States	4.150%	3/28/27	500	498
	United Mexican States	3.750%	1/11/28	675	664
	United Mexican States	4.500%	4/22/29	650	642
	United Mexican States	5.000%	5/7/29	200	201
	United Mexican States	3.250%	4/16/30	185	171
	United Mexican States	6.000%	5/13/30	200	207
	United Mexican States	2.659%	5/24/31	600	519
	United Mexican States	8.300%	8/15/31	220	260
	United Mexican States	4.750%	4/27/32	300	286
[4]	United Mexican States	5.850%	7/2/32	904	916
	United Mexican States	7.500%	4/8/33	100	111
	United Mexican States	4.875%	5/19/33	250	236
	United Mexican States	3.500%	2/12/34	200	169
	United Mexican States	6.750%	9/27/34	200	212
	United Mexican States	6.350%	2/9/35	300	307
	United Mexican States	6.000%	5/7/36	701	692
	United Mexican States	6.875%	5/13/37	725	757
[4]	United Mexican States	6.625%	1/29/38	400	406
	United Mexican States	6.050%	1/11/40	633	605

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	4.280%	8/14/41	665	512
	United Mexican States	4.750%	3/8/44	765	603
	United Mexican States	5.550%	1/21/45	200	180
	United Mexican States	4.600%	1/23/46	600	453
	United Mexican States	4.350%	1/15/47	360	260
	United Mexican States	4.600%	2/10/48	255	190
	United Mexican States	4.500%	1/31/50	200	146
	United Mexican States	5.000%	4/27/51	400	311
	United Mexican States	4.400%	2/12/52	300	211
	United Mexican States	6.338%	5/4/53	600	552
	United Mexican States	6.400%	5/7/54	438	404
	United Mexican States	7.375%	5/13/55	450	465
	United Mexican States	3.771%	5/24/61	800	471
	United Mexican States	5.750%	10/12/10	342	271
Total Sovereign Bonds (Cost $167,328)					159,394
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	15	15
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	222
	American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/50	50	58
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	50	56
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	263
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	113
	Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	112
	Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	65
	California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	61
	California GO	1.700%	2/1/28	100	95
	California GO	3.500%	4/1/28	150	148
	California GO	5.125%	9/1/29	100	104
	California GO	2.500%	10/1/29	70	66
	California GO	6.000%	3/1/33	100	109
	California GO	4.500%	4/1/33	190	189
	California GO	7.500%	4/1/34	350	406
	California GO	5.150%	9/1/34	50	51
	California GO	5.125%	3/1/38	100	99
	California GO	7.550%	4/1/39	630	755
	California GO	7.300%	10/1/39	75	87
	California GO	7.350%	11/1/39	375	436
	California GO	7.625%	3/1/40	205	245
	California GO	7.600%	11/1/40	200	241
	California GO	5.200%	3/1/43	100	96
	California GO, Prere.	4.600%	4/1/38	300	305
	California State University College & University Revenue	3.899%	11/1/47	50	41
	California State University College & University Revenue	2.975%	11/1/51	140	94
	California State University College & University Revenue	5.183%	11/1/53	100	95
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	138
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	65
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	35
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	113	125
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	111
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	88
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	90
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	152
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	67
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	83	82
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	51
	Connecticut GO	5.090%	10/1/30	175	176
	Connecticut GO	5.850%	3/15/32	200	215
	Cook County IL GO	6.229%	11/15/34	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	102
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	45
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	83
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	169
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	56
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	86
[12]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	128
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	89
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/33	85	81

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/39	120	124
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/29	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	112
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	229	247
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	140	149
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	70	78
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	80
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	130	114
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	144
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	395	269
	Houston TX GO	6.290%	3/1/32	80	84
	Illinois GO	5.100%	6/1/33	1,313	1,317
	Illinois GO	6.630%	2/1/35	77	81
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	54
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	75	53
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	100	100
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	100
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	62
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	100	105
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	100	105
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	3.615%	2/1/29	68	68
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.081%	6/1/31	69	70
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	99
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.048%	12/1/34	100	102
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.475%	8/1/39	150	142
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	200	201
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/57	75	74
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	98	93
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	99
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	103
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	42
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	75
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	54
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	350	413
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	15	13
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	98
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	103
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	112
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/55	100	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	67
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	164
	Michigan State University College & University Revenue	4.496%	8/15/48	50	44
	Michigan State University College & University Revenue	4.165%	8/15/22	100	72
	Mississippi GO	5.245%	11/1/34	50	51
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	70
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	73
[13]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	238
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/40	50	50
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	25	20
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	218
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	120
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	458
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/41	50	51
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	51
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	100	98
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	177
	New York NY GO	4.610%	9/1/37	200	194
	New York NY GO	5.517%	10/1/37	50	51
	New York NY GO	6.271%	12/1/37	100	107
	New York NY GO	5.828%	10/1/53	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	103
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	75
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	165
	Ohio State University College & University Revenue	4.910%	6/1/40	100	97
	Ohio State University College & University Revenue	4.800%	6/1/11	100	84
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	54
	Oregon GO	5.892%	6/1/27	41	42
[14]	Oregon School Boards Association GO	5.528%	6/30/28	26	26
[15]	Oregon State University College & University Revenue	3.424%	3/1/60	150	104
	Pennsylvania Economic Development Financing Authority Intergovernmental Agreement Revenue	5.689%	6/1/54	125	123
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	37
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	66
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	74
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	54
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	80
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	235
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	97
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	143
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	92
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	97
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	231
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	90
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	64
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/40	100	75
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	102
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	46
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	62
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	40
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	91
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	140
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	126
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	103
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	112
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/34	100	92
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	105
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	238
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	224
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/34	150	154
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	51
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	178
	Texas GO	5.517%	4/1/39	180	185
	Texas GO	4.681%	4/1/40	50	48
[3]	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	287	293
[3]	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	303
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	175	137
[14]	Tucson AZ COP	2.856%	7/1/47	50	36
	United Nations Development Corp.	6.536%	8/1/55	100	105
	University of California College & University Revenue	1.316%	5/15/27	100	95
	University of California College & University Revenue	1.614%	5/15/30	125	112
	University of California College & University Revenue	3.071%	5/15/51	100	66
	University of California College & University Revenue	4.858%	5/15/12	225	187
	University of California College & University Revenue	4.767%	5/15/15	100	82
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	373
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	53
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	84
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	125	106
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	37
	University of Michigan College & University Revenue	2.437%	4/1/40	100	74
	University of Michigan College & University Revenue	2.562%	4/1/50	100	62
	University of Michigan College & University Revenue	4.454%	4/1/22	225	176
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	46
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	63
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	93
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	37
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	30

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Virginia College & University Revenue	2.256%	9/1/50	335	191
	University of Virginia College & University Revenue	4.179%	9/1/17	50	37
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	232
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/27	100	99
Total Taxable Municipal Bonds (Cost $25,695)					22,968
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[16]	Vanguard Market Liquidity Fund (Cost $38,053)	4.355%		380,569	38,053
Total Investments (99.8%) (Cost $5,158,892)					4,816,343
Other Assets and Liabilities—Net (0.2%)					11,402
Net Assets (100%)					4,827,745
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $83 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2025.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $11,966, representing 0.2% of net assets.
7	Guaranteed by the Government of Canada.
8	U.S. government-guaranteed.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	3	624	1
5-Year U.S. Treasury Note	September 2025	11	1,199	8
10-Year U.S. Treasury Note	September 2025	2	224	2
Ultra Long U.S. Treasury Bond	September 2025	10	1,191	22
				33

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,120,839)	4,778,290
Affiliated Issuers (Cost $38,053)	38,053
Total Investments in Securities	4,816,343
Investment in Vanguard	124
Cash	432
Receivables for Investment Securities Sold	52,247
Receivables for Accrued Income	38,287
Receivables for Capital Shares Issued	6,565
Variation Margin Receivable—Futures Contracts	16
Total Assets	4,914,014
Liabilities
Payables for Investment Securities Purchased	85,180
Payables for Capital Shares Redeemed	815
Payables to Vanguard	274
Total Liabilities	86,269
Net Assets	4,827,745
At June 30, 2025, net assets consisted of:

Paid-in Capital	5,256,409
Total Distributable Earnings (Loss)	(428,664)
Net Assets	4,827,745

Net Assets
Applicable to 459,928,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,827,745
Net Asset Value Per Share	$10.50

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	89,462
Total Income	89,462
Expenses
The Vanguard Group—Note B
Investment Advisory Services	85
Management and Administrative	2,971
Marketing and Distribution	117
Custodian Fees	32
Shareholders’ Reports and Proxy Fees	26
Trustees’ Fees and Expenses	1
Other Expenses	12
Total Expenses	3,244
Net Investment Income	86,218
Realized Net Gain (Loss)
Investment Securities Sold[1]	(22,270)
Futures Contracts	(3)
Realized Net Gain (Loss)	(22,273)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	119,116
Futures Contracts	33
Change in Unrealized Appreciation (Depreciation)	119,149
Net Increase (Decrease) in Net Assets Resulting from Operations	183,094
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $545, ($4), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	86,218	153,048
Realized Net Gain (Loss)	(22,273)	(34,262)
Change in Unrealized Appreciation (Depreciation)	119,149	(67,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	183,094	51,197
Distributions
Total Distributions	(161,993)	(122,274)
Capital Share Transactions
Issued	470,105	859,586
Issued in Lieu of Cash Distributions	161,993	122,274
Redeemed	(407,535)	(651,191)
Net Increase (Decrease) from Capital Share Transactions	224,563	330,669
Total Increase (Decrease)	245,664	259,592
Net Assets
Beginning of Period	4,582,081	4,322,489
End of Period	4,827,745	4,582,081

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.46	$10.63	$10.32	$12.22	$12.81	$12.21
Investment Operations
Net Investment Income[1]	.193	.360	.306	.250	.228	.277
Net Realized and Unrealized Gain (Loss) on Investments	.217	(.234)	.262	(1.844)	(.454)	.635
Total from Investment Operations	.410	.126	.568	(1.594)	(.226)	.912
Distributions
Dividends from Net Investment Income	(.370)	(.296)	(.258)	(.226)	(.260)	(.312)
Distributions from Realized Capital Gains	—	—	—	(.080)	(.104)	—
Total Distributions	(.370)	(.296)	(.258)	(.306)	(.364)	(.312)
Net Asset Value, End of Period	$10.50	$10.46	$10.63	$10.32	$12.22	$12.81
Total Return	3.97%	1.24%	5.58%	-13.21%	-1.72%	7.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,828	$4,582	$4,322	$3,972	$4,871	$4,867
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[2]	0.14%[2]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.72%	3.44%	2.97%	2.30%	1.85%	2.20%
Portfolio Turnover Rate[3]	25%	41%	40%	42%	69%	94%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 5%, 10%, 8%, 12%, 33%, and 28%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Total Bond Market Index Portfolio
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $124,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,257,668	—	3,257,668
Asset-Backed/Commercial Mortgage-Backed Securities	—	108,887	—	108,887
Corporate Bonds	—	1,229,373	—	1,229,373
Sovereign Bonds	—	159,394	—	159,394
Taxable Municipal Bonds	—	22,968	—	22,968
Temporary Cash Investments	38,053	—	—	38,053
Total	38,053	4,778,290	—	4,816,343
Derivative Financial Instruments
Assets
Futures Contracts[1]	33	—	—	33
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total Bond Market Index Portfolio
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,170,508
Gross Unrealized Appreciation	28,180
Gross Unrealized Depreciation	(382,312)
Net Unrealized Appreciation (Depreciation)	(354,132)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the portfolio had available capital losses totaling $125,263,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2025, the portfolio purchased $198,219,000 of investment securities and sold $175,803,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,112,461,000 and $998,096,000, respectively.
F.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	45,058	82,002
Issued in Lieu of Cash Distributions	15,652	11,929
Redeemed	(38,967)	(62,450)
Net Increase (Decrease) in Shares Outstanding	21,743	31,481
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692GBI 082025

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio

Contents
Financial Statements	1

Mid-Cap Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.6%)
	Newmont Corp.	398,754	23,231
	Fastenal Co.	411,018	17,263
	Nucor Corp.	82,671	10,709
	International Paper Co.	189,129	8,857
	International Flavors & Fragrances Inc.	91,643	6,740
	LyondellBasell Industries NV Class A	92,113	5,330
	Steel Dynamics Inc.	25,264	3,234
	CF Industries Holdings Inc.	29,021	2,670
	Avery Dennison Corp.	14,006	2,458
			80,492
Consumer Discretionary (14.8%)
	Royal Caribbean Cruises Ltd.	87,563	27,420
*	ROBLOX Corp. Class A	214,421	22,557
*	Flutter Entertainment plc	63,303	18,089
	General Motors Co.	344,457	16,951
*	Carvana Co.	45,956	15,485
*	Copart Inc.	311,512	15,286
	Ford Motor Co.	1,399,296	15,182
	Ross Stores Inc.	117,812	15,030
*	Take-Two Interactive Software Inc.	61,688	14,981
	Yum! Brands Inc.	99,591	14,757
	Electronic Arts Inc.	89,843	14,348
	DR Horton Inc.	99,037	12,768
	eBay Inc.	165,163	12,298
	Garmin Ltd.	58,633	12,238
*	Trade Desk Inc. Class A	160,569	11,559
	Delta Air Lines Inc.	233,936	11,505
	Hilton Worldwide Holdings Inc.	42,584	11,342
*	AutoZone Inc.	2,997	11,126
*	Carnival Corp.	376,170	10,578
	Tractor Supply Co.	189,956	10,024
*	United Airlines Holdings Inc.	117,405	9,349
*	Lululemon Athletica Inc.	39,153	9,302
*	Warner Bros Discovery Inc.	797,838	9,143
	Darden Restaurants Inc.	41,929	9,139
	Dollar General Corp.	78,799	9,013
*	Live Nation Entertainment Inc.	58,728	8,884
	Lennar Corp. Class A	79,353	8,777
	Target Corp.	81,391	8,029
	PulteGroup Inc.	71,795	7,572
*	Ulta Beauty Inc.	16,175	7,567
	Expedia Group Inc.	43,566	7,349
*	NVR Inc.	995	7,349
*	Dollar Tree Inc.	71,525	7,084
	Southwest Airlines Co.	204,171	6,623
	Estee Lauder Cos. Inc. Class A	75,520	6,102
	Genuine Parts Co.	49,722	6,032
	Rollins Inc.	104,184	5,878
*	Burlington Stores Inc.	22,567	5,250
	Domino's Pizza Inc.	11,042	4,976
	Las Vegas Sands Corp.	113,926	4,957
	News Corp. Class A	156,098	4,639
	Best Buy Co. Inc.	68,256	4,582
	Fox Corp. Class A	68,845	3,858
	Omnicom Group Inc.	35,000	2,518
	Fox Corp. Class B	42,454	2,192
	News Corp. Class B	21,318	731
	Lennar Corp. Class B	6,899	726
1

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Warner Music Group Corp. Class A	24,983	681
			461,826
Consumer Staples (6.2%)
	Cencora Inc.	65,970	19,781
	Corteva Inc.	244,708	18,238
	Kroger Co.	214,700	15,400
	Kimberly-Clark Corp.	118,878	15,326
	Keurig Dr Pepper Inc.	462,275	15,283
	Kenvue Inc.	687,839	14,396
	Sysco Corp.	173,676	13,154
	General Mills Inc.	196,182	10,164
	Archer-Daniels-Midland Co.	172,133	9,085
	Hershey Co.	53,020	8,799
	Church & Dwight Co. Inc.	88,231	8,480
	Constellation Brands Inc. Class A	51,016	8,299
	Kellanova	99,445	7,909
	Kraft Heinz Co.	296,818	7,664
	McCormick & Co. Inc. (Non-Voting)	90,530	6,864
	Tyson Foods Inc. Class A	102,555	5,737
	Clorox Co.	44,157	5,302
	Hormel Foods Corp.	108,374	3,278
	Brown-Forman Corp. Class B	51,713	1,392
	Brown-Forman Corp. Class A	7,517	207
			194,758
Energy (6.5%)
	Cheniere Energy Inc.	75,486	18,382
	Marathon Petroleum Corp.	110,067	18,283
	ONEOK Inc.	223,788	18,268
	Valero Energy Corp.	112,213	15,084
	Hess Corp.	99,727	13,816
	Williams Cos. Inc.	218,726	13,738
	Baker Hughes Co.	354,957	13,609
	Targa Resources Corp.	77,720	13,530
	Occidental Petroleum Corp.	264,443	11,109
	Kinder Morgan Inc.	338,349	9,948
	Diamondback Energy Inc.	68,039	9,349
	Phillips 66	72,988	8,708
	Schlumberger NV	243,650	8,235
	Devon Energy Corp.	230,045	7,318
	Coterra Energy Inc.	259,789	6,593
	EQT Corp.	107,235	6,254
	Halliburton Co.	277,206	5,649
	Texas Pacific Land Corp.	3,294	3,480
*	First Solar Inc.	18,250	3,021
[1]	Venture Global Inc. Class A	24,160	376
			204,750
Financials (13.6%)
	Arthur J Gallagher & Co.	91,752	29,372
*	Robinhood Markets Inc. Class A	274,809	25,730
*	Coinbase Global Inc. Class A	71,954	25,219
	Allstate Corp.	94,875	19,099
	Ameriprise Financial Inc.	34,116	18,209
	Nasdaq Inc.	174,844	15,635
	MSCI Inc.	26,413	15,233
	Prudential Financial Inc.	126,827	13,626
	Hartford Insurance Group Inc.	101,788	12,914
	Ares Management Corp. Class A	73,167	12,673
	Arch Capital Group Ltd.	127,551	11,613
	M&T Bank Corp.	57,509	11,156
	Brown & Brown Inc.	99,221	11,001
	Willis Towers Watson plc	35,523	10,888
	LPL Financial Holdings Inc.	28,653	10,744
	State Street Corp.	97,065	10,322
	Broadridge Financial Solutions Inc.	42,084	10,228
	Apollo Global Management Inc.	71,662	10,167
	Raymond James Financial Inc.	65,056	9,978
	Fifth Third Bancorp	239,141	9,836
	American International Group Inc.	103,242	8,836
2

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Cboe Global Markets Inc.	37,515	8,749
	Huntington Bancshares Inc.	521,908	8,747
*	Markel Group Inc.	4,317	8,623
	Northern Trust Corp.	66,214	8,395
	Cincinnati Financial Corp.	55,999	8,339
	Interactive Brokers Group Inc. Class A	148,340	8,220
	T. Rowe Price Group Inc.	78,935	7,617
	Regions Financial Corp.	322,073	7,575
	W R Berkley Corp.	101,931	7,489
	KeyCorp	392,664	6,840
	Citizens Financial Group Inc.	147,604	6,605
	Principal Financial Group Inc.	80,325	6,380
	Tradeweb Markets Inc. Class A	41,719	6,108
	FactSet Research Systems Inc.	13,597	6,082
	Loews Corp.	60,119	5,510
	Corebridge Financial Inc.	88,628	3,146
	Fidelity National Financial Inc.	46,742	2,620
	Everest Group Ltd.	7,620	2,590
	Blue Owl Capital Inc. Class A	112,076	2,153
[1]	Rocket Cos. Inc. Class A	86,040	1,220
			425,487
Health Care (7.6%)
*	Edwards Lifesciences Corp.	210,164	16,437
*	IDEXX Laboratories Inc.	28,813	15,454
*	Alnylam Pharmaceuticals Inc.	46,713	15,233
*	Veeva Systems Inc. Class A	52,463	15,108
	Cardinal Health Inc.	85,512	14,366
	ResMed Inc.	52,533	13,553
*	Dexcom Inc.	140,481	12,263
	Agilent Technologies Inc.	102,144	12,054
	GE HealthCare Technologies Inc.	155,847	11,544
	Humana Inc.	43,241	10,572
*	Centene Corp.	178,275	9,677
*	IQVIA Holdings Inc.	58,881	9,279
	Becton Dickinson & Co.	51,342	8,844
	STERIS plc	35,202	8,456
	Labcorp Holdings Inc.	29,987	7,872
*	Waters Corp.	21,320	7,441
	Quest Diagnostics Inc.	39,996	7,184
*	Biogen Inc.	52,496	6,593
	Zimmer Biomet Holdings Inc.	70,884	6,465
*	Molina Healthcare Inc.	19,418	5,785
	West Pharmaceutical Services Inc.	25,740	5,632
	Baxter International Inc.	183,858	5,567
	Royalty Pharma plc Class A	128,320	4,623
*	Insulet Corp.	12,607	3,961
*	Cooper Cos. Inc.	35,826	2,549
			236,512
Industrials (19.8%)
	TransDigm Group Inc.	20,123	30,600
	Howmet Aerospace Inc.	144,624	26,919
	CRH plc	242,063	22,221
*	Axon Enterprise Inc.	26,497	21,938
	Carrier Global Corp.	291,786	21,356
	Quanta Services Inc.	53,093	20,073
	PACCAR Inc.	188,076	17,879
	United Rentals Inc.	23,287	17,544
	WW Grainger Inc.	16,350	17,008
	L3Harris Technologies Inc.	66,977	16,801
	Cummins Inc.	49,353	16,163
	Verisk Analytics Inc.	50,117	15,611
	Ferguson Enterprises Inc.	71,187	15,501
	Fidelity National Information Services Inc.	188,233	15,324
*	Fair Isaac Corp.	8,285	15,145
	AMETEK Inc.	82,718	14,969
	Otis Worldwide Corp.	141,402	14,002
	Cintas Corp.	61,484	13,703
*	Block Inc. Class A	198,840	13,507
	Rockwell Automation Inc.	40,383	13,414
3

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	61,311	12,835
	Johnson Controls International plc	117,877	12,450
	Vulcan Materials Co.	47,328	12,344
	Ingersoll Rand Inc.	144,551	12,024
	Martin Marietta Materials Inc.	21,599	11,857
	Equifax Inc.	44,497	11,541
	Xylem Inc.	87,188	11,279
	Old Dominion Freight Line Inc.	68,142	11,059
*	Keysight Technologies Inc.	61,915	10,145
	DuPont de Nemours Inc.	134,945	9,256
	PPG Industries Inc.	81,327	9,251
	Synchrony Financial	136,385	9,102
	Dover Corp.	49,122	9,001
*	Mettler-Toledo International Inc.	7,446	8,747
*	Teledyne Technologies Inc.	16,789	8,601
	Veralto Corp.	84,364	8,517
*	Corpay Inc.	23,993	7,961
	HEICO Corp. Class A	27,053	7,000
	Global Payments Inc.	87,376	6,994
	Dow Inc.	252,841	6,695
*	Trimble Inc.	85,487	6,495
	Fortive Corp.	121,773	6,348
	TransUnion	69,900	6,151
	Packaging Corp. of America	32,239	6,075
	Snap-on Inc.	18,736	5,830
	Jacobs Solutions Inc.	43,051	5,659
	Expeditors International of Washington Inc.	49,072	5,607
	HEICO Corp.	14,791	4,851
	Hubbell Inc. Class B	9,561	3,905
*	Zebra Technologies Corp. Class A	9,110	2,809
	Ball Corp.	49,698	2,788
	Masco Corp.	37,783	2,432
	JB Hunt Transport Services Inc.	14,219	2,042
*	Ralliant Corp.	20,099	975
			618,304
Real Estate (6.3%)
	Digital Realty Trust Inc.	120,663	21,035
	Realty Income Corp.	323,548	18,640
	Crown Castle Inc.	156,004	16,026
*	CBRE Group Inc. Class A	106,802	14,965
	VICI Properties Inc. Class A	378,584	12,342
*	CoStar Group Inc.	151,149	12,152
	Extra Space Storage Inc.	76,030	11,210
	Iron Mountain Inc.	105,706	10,842
	AvalonBay Communities Inc.	51,008	10,380
	Ventas Inc.	161,690	10,211
	SBA Communications Corp.	38,496	9,040
	Simon Property Group Inc.	55,549	8,930
	Equity Residential	129,320	8,728
	Invitation Homes Inc.	208,628	6,843
	Weyerhaeuser Co.	259,856	6,676
	Essex Property Trust Inc.	23,068	6,538
	Mid-America Apartment Communities Inc.	41,939	6,207
	Sun Communities Inc.	45,731	5,785
	Alexandria Real Estate Equities Inc.	30,990	2,251
			198,801
Technology (12.8%)
*	DoorDash Inc. Class A	121,411	29,929
	Amphenol Corp. Class A	216,682	21,397
*	Cloudflare Inc. Class A	105,699	20,699
	TE Connectivity plc	106,246	17,920
	Vertiv Holdings Co. Class A	136,537	17,533
*	Datadog Inc. Class A	108,745	14,608
	Corning Inc.	276,165	14,524
	Cognizant Technology Solutions Corp. Class A	176,616	13,781
	Microchip Technology Inc.	193,250	13,599
*	Fortinet Inc.	116,549	12,322
*	Snowflake Inc. Class A	53,793	12,037
*	Atlassian Corp. Class A	59,203	12,024
4

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Monolithic Power Systems Inc.	16,296	11,919
*	Zscaler Inc.	36,032	11,312
*	ANSYS Inc.	31,500	11,063
	Seagate Technology Holdings plc	76,031	10,974
*	Gartner Inc.	26,198	10,590
*	HubSpot Inc.	17,950	9,991
	Hewlett Packard Enterprise Co.	470,620	9,624
*	GoDaddy Inc. Class A	51,050	9,192
*	Tyler Technologies Inc.	15,451	9,160
*	Super Micro Computer Inc.	181,748	8,907
	CDW Corp.	47,179	8,426
	VeriSign Inc.	28,596	8,259
	HP Inc.	336,515	8,231
	Western Digital Corp.	124,995	7,998
*	ON Semiconductor Corp.	149,715	7,847
	NetApp Inc.	72,879	7,765
*	Pinterest Inc. Class A	202,264	7,253
*	Zoom Communications Inc.	83,930	6,545
	SS&C Technologies Holdings Inc.	75,116	6,220
*	Okta Inc.	59,890	5,987
	Gen Digital Inc.	200,007	5,880
*	MongoDB Inc.	27,812	5,840
	Leidos Holdings Inc.	23,058	3,638
	Teradyne Inc.	28,738	2,584
*,1	CoreWeave Inc. Class A	12,320	2,009
*	Snap Inc. Class A	190,381	1,654
	Bentley Systems Inc. Class B	26,148	1,411
			400,652
Telecommunications (0.8%)
	Motorola Solutions Inc.	59,802	25,144
Utilities (8.8%)
	Constellation Energy Corp.	112,898	36,439
	Vistra Corp.	121,571	23,562
	Waste Connections Inc.	92,566	17,284
	Dominion Energy Inc.	305,521	17,268
	Exelon Corp.	361,684	15,704
	Public Service Enterprise Group Inc.	178,777	15,049
	Xcel Energy Inc.	206,638	14,072
	Consolidated Edison Inc.	129,076	12,953
	Entergy Corp.	154,334	12,828
	WEC Energy Group Inc.	114,331	11,913
	PG&E Corp.	766,823	10,689
	American Water Works Co. Inc.	69,865	9,719
	Ameren Corp.	99,032	9,511
	DTE Energy Co.	66,913	8,863
	CenterPoint Energy Inc.	233,857	8,592
	PPL Corp.	251,626	8,528
	Eversource Energy	131,624	8,374
	FirstEnergy Corp.	196,426	7,908
	CMS Energy Corp.	107,161	7,424
	Edison International	137,844	7,113
	Alliant Energy Corp.	92,044	5,566
	NiSource Inc.	84,328	3,402
	Evergy Inc.	41,166	2,838
			275,599
Total Common Stocks (Cost $2,255,747)			3,122,325
5

Mid-Cap Index Portfolio
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 4.355% (Cost $6,324)	63,245	6,324
Total Investments (100.0%) (Cost $2,262,071)		3,128,649
Other Assets and Liabilities—Net (0.0%)		(767)
Net Assets (100%)		3,127,882
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,857.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,932 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	3	329	11
E-mini S&P 500 Index	September 2025	8	2,501	25
E-mini S&P Mid-Cap 400 Index	September 2025	13	4,063	35
				71
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,255,747)	3,122,325
Affiliated Issuers (Cost $6,324)	6,324
Total Investments in Securities	3,128,649
Investment in Vanguard	77
Cash	141
Cash Collateral Pledged—Futures Contracts	420
Receivables for Investment Securities Sold	975
Receivables for Accrued Income	2,761
Receivables for Capital Shares Issued	31,461
Variation Margin Receivable—Futures Contracts	10
Total Assets	3,164,494
Liabilities
Payables for Investment Securities Purchased	30,241
Collateral for Securities on Loan	2,932
Payables for Capital Shares Redeemed	3,228
Payables to Vanguard	211
Total Liabilities	36,612
Net Assets	3,127,882
1 Includes $2,857 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	2,163,378
Total Distributable Earnings (Loss)	964,504
Net Assets	3,127,882

Net Assets
Applicable to 116,708,588 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,127,882
Net Asset Value Per Share	$26.80
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Index Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	23,401
Interest[2]	72
Securities Lending—Net	10
Total Income	23,483
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25
Management and Administrative	2,316
Marketing and Distribution	68
Custodian Fees	32
Shareholders' Reports and Proxy Fees	2
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	2,449
Net Investment Income	21,034
Realized Net Gain (Loss)
Investment Securities Sold[2]	81,262
Futures Contracts	(533)
Realized Net Gain (Loss)	80,729
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	96,387
Futures Contracts	102
Change in Unrealized Appreciation (Depreciation)	96,489
Net Increase (Decrease) in Net Assets Resulting from Operations	198,252
1	Dividends are net of foreign withholding taxes of $11.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $64, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,034	37,452
Realized Net Gain (Loss)	80,729	149,170
Change in Unrealized Appreciation (Depreciation)	96,489	190,514
Net Increase (Decrease) in Net Assets Resulting from Operations	198,252	377,136
Distributions
Total Distributions	(186,761)	(68,219)
Capital Share Transactions
Issued	301,427	420,032
Issued in Lieu of Cash Distributions	186,761	68,219
Redeemed	(263,214)	(456,272)
Net Increase (Decrease) from Capital Share Transactions	224,974	31,979
Total Increase (Decrease)	236,465	340,896
Net Assets
Beginning of Period	2,891,417	2,550,521
End of Period	3,127,882	2,891,417
See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.84	$23.93	$21.38	$29.48	$25.77	$24.03
Investment Operations
Net Investment Income[1]	.189	.351	.336	.319	.284	.325[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.504	3.211	2.934	(5.464)	5.642	3.047
Total from Investment Operations	1.693	3.562	3.270	(5.145)	5.926	3.372
Distributions
Dividends from Net Investment Income	(.348)	(.356)	(.319)	(.282)	(.318)	(.344)
Distributions from Realized Capital Gains	(1.385)	(.296)	(.401)	(2.673)	(1.898)	(1.288)
Total Distributions	(1.733)	(.652)	(.720)	(2.955)	(2.216)	(1.632)
Net Asset Value, End of Period	$26.80	$26.84	$23.93	$21.38	$29.48	$25.77
Total Return	6.91%	15.08%	15.83%	-18.82%	24.36%	18.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,128	$2,891	$2,551	$2,231	$2,781	$2,241
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.38%	1.53%	1.39%	1.03%	1.50%[2]
Portfolio Turnover Rate	11%	21%	16%	16%	20%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.036 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Mid-Cap Index Portfolio
Notes to Financial Statements
The Mid-Cap Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
11

Mid-Cap Index Portfolio
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $77,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,262,742
Gross Unrealized Appreciation	986,808
Gross Unrealized Depreciation	(120,830)
Net Unrealized Appreciation (Depreciation)	865,978
E.  During the six months ended June 30, 2025, the portfolio purchased $385,570,000 of investment securities and sold $327,626,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $28,407,000 and sales were $200,331,000, resulting in net realized gain of $26,245,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	11,445	16,602
Issued in Lieu of Cash Distributions	7,620	2,721
Redeemed	(10,065)	(18,190)
Net Increase (Decrease) in Shares Outstanding	9,000	1,133
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
12

Mid-Cap Index Portfolio
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 27% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692MC 082025
13

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Moderate Allocation Portfolio

Contents
Financial Statements	1

Moderate Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (37.1%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,077,849	227,453
Vanguard Extended Market Index Fund Admiral Shares	216,430	31,657
		259,110
International Stock Fund (24.8%)
Vanguard Total International Stock Index Fund Admiral Shares	4,653,650	172,650
U.S. Bond Fund (26.7%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	17,758,150	186,461
International Bond Fund (11.4%)
Vanguard Total International Bond Index Fund Admiral Shares	4,016,242	79,281
Total Investment Companies (Cost $619,885)		697,502
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.355% (Cost $—)	4	—
Total Investments (100.0%) (Cost $619,885)		697,502
Other Assets and Liabilities—Net (0.0%)		(70)
Net Assets (100%)		697,432
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Moderate Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $619,885)	697,502
Receivables for Investment Securities Sold	225
Receivables for Accrued Income	165
Receivables for Capital Shares Issued	57
Total Assets	697,949
Liabilities
Due to Custodian	227
Payables for Investment Securities Purchased	165
Payables for Capital Shares Redeemed	125
Total Liabilities	517
Net Assets	697,432
At June 30, 2025, net assets consisted of:

Paid-in Capital	595,338
Total Distributable Earnings (Loss)	102,094
Net Assets	697,432

Net Assets
Applicable to 22,557,869 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	697,432
Net Asset Value Per Share	$30.92
See accompanying Notes, which are an integral part of the Financial Statements.
2

Moderate Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	11,800
Net Investment Income—Note B	11,800
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	4,617
Affiliated Funds Sold	9,889
Realized Net Gain (Loss)	14,506
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	25,266
Net Increase (Decrease) in Net Assets Resulting from Operations	51,572
See accompanying Notes, which are an integral part of the Financial Statements.
3

Moderate Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,800	16,818
Realized Net Gain (Loss)	14,506	28,702
Change in Unrealized Appreciation (Depreciation)	25,266	20,119
Net Increase (Decrease) in Net Assets Resulting from Operations	51,572	65,639
Distributions
Total Distributions	(45,566)	(28,783)
Capital Share Transactions
Issued	27,913	58,569
Issued in Lieu of Cash Distributions	45,566	28,783
Redeemed	(60,065)	(100,982)
Net Increase (Decrease) from Capital Share Transactions	13,414	(13,630)
Total Increase (Decrease)	19,420	23,226
Net Assets
Beginning of Period	678,012	654,786
End of Period	697,432	678,012
See accompanying Notes, which are an integral part of the Financial Statements.
4

Moderate Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.75	$29.11	$26.65	$33.89	$32.45	$30.12
Investment Operations
Net Investment Income[1]	.529	.751	.694	.533	.691	.552
Capital Gain Distributions Received[1]	.207	.360	.265	.443	.470	.184
Net Realized and Unrealized Gain (Loss) on Investments	1.544	1.820	3.008	(6.147)	1.977	2.976
Total from Investment Operations	2.280	2.931	3.967	(5.171)	3.138	3.712
Distributions
Dividends from Net Investment Income	(.787)	(.712)	(.581)	(.723)	(.496)	(.720)
Distributions from Realized Capital Gains	(1.323)	(.579)	(.926)	(1.346)	(1.202)	(.662)
Total Distributions	(2.110)	(1.291)	(1.507)	(2.069)	(1.698)	(1.382)
Net Asset Value, End of Period	$30.92	$30.75	$29.11	$26.65	$33.89	$32.45
Total Return	7.95%	10.32%	15.55%	-15.93%	10.07%	13.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$697	$678	$655	$550	$742	$680
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.13%	0.13%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.51%	2.54%	1.88%	2.09%	1.89%
Portfolio Turnover Rate	5%	10%	8%	11%	10%	26%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Moderate Allocation Portfolio
Notes to Financial Statements
The Moderate Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2025, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Moderate Allocation Portfolio
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	620,165
Gross Unrealized Appreciation	116,686
Gross Unrealized Depreciation	(39,349)
Net Unrealized Appreciation (Depreciation)	77,337
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	922	1,947
Issued in Lieu of Cash Distributions	1,588	989
Redeemed	(1,998)	(3,386)
Net Increase (Decrease) in Shares Outstanding	512	(450)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
Vanguard Extended Market Index Fund	33,215	189	2,236	1,106	(617)	189	—	31,657
Vanguard Market Liquidity Fund	1	NA1	NA1	—	—	3	—	—
Vanguard Total International Bond Index Fund	82,762	1,499	5,420	28	412	1,006	—	79,281
Vanguard Total International Stock Index Fund	154,001	2,554	9,561	1,919	23,737	1,673	—	172,650
Vanguard Variable Insurance Funds—Equity Index Portfolio	217,048	18,143	15,375	6,468	1,169	2,396	4,617	227,453
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	191,622	14,309	20,403	368	565	6,533	—	186,461
Total	678,649	36,694	52,995	9,889	25,266	11,800	4,617	697,502
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 72% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692MA 082025
7

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Real Estate Index Portfolio

Contents
Financial Statements	1

Real Estate Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (91.3%)
Data Center REITs (9.3%)
	Equinix Inc.	72,690	57,823
	Digital Realty Trust Inc.	250,256	43,627
			101,450
Diversified REITs (2.0%)
	WP Carey Inc.	162,740	10,152
	Essential Properties Realty Trust Inc.	145,529	4,644
	Broadstone Net Lease Inc.	140,230	2,251
	Global Net Lease Inc.	144,257	1,089
	Alexander & Baldwin Inc.	54,082	964
	American Assets Trust Inc.	36,483	720
	Gladstone Commercial Corp.	33,948	486
	Armada Hoffler Properties Inc.	59,517	409
	CTO Realty Growth Inc.	23,213	401
	One Liberty Properties Inc.	12,630	301
	NexPoint Diversified Real Estate Trust	25,725	108
			21,525
Health Care REITs (13.1%)
	Welltower Inc.	481,835	74,073
	Ventas Inc.	325,253	20,540
	Healthpeak Properties Inc.	519,330	9,094
	Alexandria Real Estate Equities Inc.	115,834	8,413
	Omega Healthcare Investors Inc.	209,562	7,680
	American Healthcare REIT Inc.	117,855	4,330
	CareTrust REIT Inc.	139,698	4,275
	Healthcare Realty Trust Inc. Class A	247,354	3,923
	Sabra Health Care REIT Inc.	177,245	3,268
	National Health Investors Inc.	34,636	2,429
[1]	Medical Properties Trust Inc.	378,732	1,632
	LTC Properties Inc.	33,962	1,175
	Sila Realty Trust Inc.	41,021	971
	Diversified Healthcare Trust	124,404	445
	Universal Health Realty Income Trust	9,868	394
	Community Healthcare Trust Inc.	21,273	354
	Global Medical REIT Inc.	47,479	329
			143,325
Hotel & Resort REITs (2.0%)
	Host Hotels & Resorts Inc.	515,364	7,916
	Ryman Hospitality Properties Inc.	42,433	4,187
	Apple Hospitality REIT Inc.	168,308	1,964
	Park Hotels & Resorts Inc.	149,730	1,532
	Sunstone Hotel Investors Inc.	141,799	1,231
	DiamondRock Hospitality Co.	155,300	1,189
	Xenia Hotels & Resorts Inc.	75,253	946
	Pebblebrook Hotel Trust	88,068	880
	RLJ Lodging Trust	112,486	819
	Summit Hotel Properties Inc.	83,444	425
	Service Properties Trust	119,158	285
	Chatham Lodging Trust	34,897	243
			21,617
Industrial REITs (9.5%)
	Prologis Inc.	643,881	67,685
	EastGroup Properties Inc.	38,885	6,498
	Rexford Industrial Realty Inc.	175,671	6,249
	STAG Industrial Inc.	138,564	5,027
	First Industrial Realty Trust Inc.	98,306	4,732
	Terreno Realty Corp.	76,683	4,300
	Americold Realty Trust Inc.	200,637	3,337
	Lineage Inc.	50,784	2,210
1

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	LXP Industrial Trust	219,384	1,812
	Innovative Industrial Properties Inc.	21,013	1,160
	Plymouth Industrial REIT Inc.	30,537	490
			103,500
Multi-Family Residential REITs (8.3%)
	AvalonBay Communities Inc.	105,822	21,535
	Equity Residential	254,032	17,145
	Essex Property Trust Inc.	47,811	13,550
	Mid-America Apartment Communities Inc.	86,887	12,860
	UDR Inc.	233,871	9,549
	Camden Property Trust	79,355	8,942
	Independence Realty Trust Inc.	171,428	3,033
	Elme Communities	65,224	1,037
	Veris Residential Inc.	61,988	923
	Apartment Investment & Management Co. Class A	99,481	860
	Centerspace	12,445	749
	NexPoint Residential Trust Inc.	17,146	571
	BRT Apartments Corp.	8,494	133
			90,887
Office REITs (3.2%)
	BXP Inc.	111,827	7,545
	Vornado Realty Trust	121,152	4,633
	Cousins Properties Inc.	125,063	3,756
	SL Green Realty Corp.	52,675	3,261
	Kilroy Realty Corp.	83,346	2,860
	Highwoods Properties Inc.	79,964	2,486
	COPT Defense Properties	83,726	2,309
	Douglas Emmett Inc.	124,220	1,868
	JBG SMITH Properties	60,887	1,053
	Empire State Realty Trust Inc. Class A	104,533	846
*	Paramount Group Inc.	138,264	843
*	Hudson Pacific Properties Inc.	250,782	687
	Easterly Government Properties Inc. Class A	30,357	674
	Piedmont Realty Trust Inc.	92,051	671
	Brandywine Realty Trust	127,257	546
	Peakstone Realty Trust	27,317	361
*	NET Lease Office Properties	10,457	340
			34,739
Other Specialized REITs (7.1%)
	VICI Properties Inc. Class A	785,263	25,599
	Iron Mountain Inc.	218,302	22,391
	Gaming & Leisure Properties Inc.	204,267	9,535
	Lamar Advertising Co. Class A	65,505	7,950
	EPR Properties	56,517	3,293
	Millrose Properties Inc.	91,496	2,608
	Four Corners Property Trust Inc.	74,153	1,995
	Outfront Media Inc.	105,316	1,719
*	Uniti Group Inc.	182,104	787
	Safehold Inc.	34,812	542
	Farmland Partners Inc.	32,407	373
	Gladstone Land Corp.	25,624	261
			77,053
Retail REITs (13.1%)
	Simon Property Group Inc.	242,452	38,976
	Realty Income Corp.	662,667	38,176
	Kimco Realty Corp.	505,179	10,619
	Regency Centers Corp.	128,194	9,131
	NNN REIT Inc.	139,583	6,027
	Brixmor Property Group Inc.	227,207	5,916
	Agree Realty Corp.	79,899	5,837
	Federal Realty Investment Trust	60,491	5,746
	Kite Realty Group Trust	163,049	3,693
	Phillips Edison & Co. Inc.	92,998	3,258
	Macerich Co.	187,314	3,031
	Tanger Inc.	83,972	2,568
	Urban Edge Properties	93,123	1,738
	Acadia Realty Trust	88,858	1,650
	Curbline Properties Corp.	70,725	1,615
2

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	InvenTrust Properties Corp.	57,458	1,574
	Getty Realty Corp.	38,770	1,072
	NETSTREIT Corp.	60,585	1,026
	Whitestone REIT	32,461	405
	SITE Centers Corp.	35,779	405
	Alexander's Inc.	1,717	387
	Saul Centers Inc.	9,966	340
	CBL & Associates Properties Inc.	11,472	291
*,2	Spirit MTA REIT	42,040	4
			143,485
Self-Storage REITs (6.1%)
	Public Storage	117,321	34,424
	Extra Space Storage Inc.	157,733	23,256
	CubeSmart	170,242	7,235
	National Storage Affiliates Trust	53,754	1,720
			66,635
Single-Family Residential REITs (4.1%)
	Invitation Homes Inc.	432,758	14,195
	Sun Communities Inc.	94,826	11,995
	American Homes 4 Rent Class A	247,222	8,917
	Equity LifeStyle Properties Inc.	135,000	8,325
	UMH Properties Inc.	58,177	977
			44,409
Telecom Tower REITs (11.8%)
	American Tower Corp.	347,853	76,882
	Crown Castle Inc.	323,618	33,245
	SBA Communications Corp.	80,274	18,852
			128,979
Timber REITs (1.7%)
	Weyerhaeuser Co.	539,569	13,862
	Rayonier Inc.	109,963	2,439
	PotlatchDeltic Corp.	55,493	2,129
			18,430
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,083,601)			996,034
Real Estate Management & Development (8.2%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	28,089	1,340
*	Tejon Ranch Co.	15,076	256
	RMR Group Inc. Class A	11,904	194
			1,790
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	24,307	1,640
*	Forestar Group Inc.	14,887	298
			1,938
Real Estate Operating Companies (0.1%)
	Landbridge Co. LLC Class A	12,940	875
	Kennedy-Wilson Holdings Inc.	82,316	560
*	Seritage Growth Properties Class A	26,380	81
			1,516
Real Estate Services (7.7%)
*	CBRE Group Inc. Class A	222,827	31,223
*	CoStar Group Inc.	313,419	25,199
*	Jones Lang LaSalle Inc.	35,316	9,033
*	Zillow Group Inc. Class C	121,689	8,524
*	Zillow Group Inc. Class A	40,430	2,769
*	Compass Inc. Class A	339,525	2,132
*	Cushman & Wakefield plc	172,536	1,910
	Newmark Group Inc. Class A	106,682	1,296
	Marcus & Millichap Inc.	18,892	580
	eXp World Holdings Inc.	56,096	511
*	Anywhere Real Estate Inc.	70,606	256
*,1	Opendoor Technologies Inc.	456,715	243
			83,676
Total Real Estate Management & Development (Cost $87,841)			88,920
3

Real Estate Index Portfolio
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4] Vanguard Market Liquidity Fund, 4.355% (Cost $2,613)	26,132	2,613
Total Investments (99.7%) (Cost $1,174,055)		1,087,567
Other Assets and Liabilities—Net (0.3%)		3,316
Net Assets (100%)		1,090,883
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $380.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $482 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Prologis Inc.	8/29/25	BANA	4,887	(4.337)	—	(128)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Real Estate Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,171,442)	1,084,954
Affiliated Issuers (Cost $2,613)	2,613
Total Investments in Securities	1,087,567
Investment in Vanguard	28
Cash	21
Receivables for Investment Securities Sold	17
Receivables for Accrued Income	3,894
Receivables for Capital Shares Issued	629
Total Assets	1,092,156
Liabilities
Payables for Investment Securities Purchased	10
Collateral for Securities on Loan	482
Payables for Capital Shares Redeemed	537
Payables to Vanguard	116
Unrealized Depreciation—Over-the-Counter Swap Contracts	128
Total Liabilities	1,273
Net Assets	1,090,883
1 Includes $380 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	1,156,837
Total Distributable Earnings (Loss)	(65,954)
Net Assets	1,090,883

Net Assets
Applicable to 95,379,961 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,090,883
Net Asset Value Per Share	$11.44
See accompanying Notes, which are an integral part of the Financial Statements.
5

Real Estate Index Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends	16,526
Interest[1]	39
Securities Lending—Net	11
Total Income	16,576
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9
Management and Administrative	1,326
Marketing and Distribution	24
Custodian Fees	32
Shareholders’ Reports and Proxy Fees	16
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	1,412
Net Investment Income	15,164
Realized Net Gain (Loss)
Capital Gain Distributions Received	2,397
Investment Securities Sold[1]	7,104
Futures Contracts	1
Swap Contracts	(198)
Realized Net Gain (Loss)	9,304
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,091)
Swap Contracts	(128)
Change in Unrealized Appreciation (Depreciation)	(4,219)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,249
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $37, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Real Estate Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,164	28,589
Realized Net Gain (Loss)	9,304	18,186
Change in Unrealized Appreciation (Depreciation)	(4,219)	3,888
Net Increase (Decrease) in Net Assets Resulting from Operations	20,249	50,663
Distributions
Total Distributions	(48,937)	(64,208)
Capital Share Transactions
Issued	62,024	133,353
Issued in Lieu of Cash Distributions	48,937	64,208
Redeemed	(94,682)	(223,407)
Net Increase (Decrease) from Capital Share Transactions	16,279	(25,846)
Total Increase (Decrease)	(12,409)	(39,391)
Net Assets
Beginning of Period	1,103,292	1,142,683
End of Period	1,090,883	1,103,292
See accompanying Notes, which are an integral part of the Financial Statements.
7

Real Estate Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.74	$11.92	$11.53	$16.56	$12.43	$13.74
Investment Operations
Net Investment Income[1]	.160	.300	.327	.297	.257	.259
Net Realized and Unrealized Gain (Loss) on Investments	.068	.218	.888	(4.474)	4.553	(1.054)
Total from Investment Operations	.228	.518	1.215	(4.177)	4.810	(.795)
Distributions
Dividends from Net Investment Income	(.322)	(.379)	(.286)	(.262)	(.293)	(.316)
Distributions from Realized Capital Gains	(.206)	(.319)	(.539)	(.591)	(.387)	(.199)
Total Distributions	(.528)	(.698)	(.825)	(.853)	(.680)	(.515)
Net Asset Value, End of Period	$11.44	$11.74	$11.92	$11.53	$16.56	$12.43
Total Return	1.95%	4.74%	11.70%	-26.30%	40.21%	-4.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,091	$1,103	$1,143	$1,094	$1,538	$1,077
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%[2]	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.59%	2.97%	2.25%	1.79%	2.19%
Portfolio Turnover Rate	4%	11%	10%	11%	12%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Portfolio
Notes to Financial Statements
The Real Estate Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2025.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the portfolio’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9

Real Estate Index Portfolio
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $28,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Real Estate Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,084,950	—	4	1,084,954
Temporary Cash Investments	2,613	—	—	2,613
Total	1,087,563	—	4	1,087,567

Derivative Financial Instruments
Liabilities
Swap Contracts	—	(128)	—	(128)
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,177,487
Gross Unrealized Appreciation	140,154
Gross Unrealized Depreciation	(230,202)
Net Unrealized Appreciation (Depreciation)	(90,048)
E.  During the six months ended June 30, 2025, the portfolio purchased $46,639,000 of investment securities and sold $64,763,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $1,663,000 and sales were $54,000, resulting in net realized gain of $6,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	5,367	11,484
Issued in Lieu of Cash Distributions	4,285	5,842
Redeemed	(8,215)	(19,234)
Net Increase (Decrease) in Shares Outstanding	1,437	(1,908)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 34% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its
11

Real Estate Index Portfolio
prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692REIT  082025
12

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Total International Stock Market Index Portfolio

Contents
Financial Statements	1

Total International Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard Developed Markets Index Fund Admiral Shares	30,689,548	562,540
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	13,430,705	560,598
Vanguard Emerging Markets Stock Index Fund Admiral Shares	9,113,171	373,275
Vanguard European Stock Index Fund Admiral Shares	2,541,946	246,391
Vanguard Pacific Stock Index Fund Admiral Shares	1,549,569	157,839
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	1,950,855	64,749
Vanguard FTSE Canada All Cap Index ETF	918,885	36,998
Total Investment Companies (Cost $1,741,018)		2,002,390
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.355% (Cost $66)	657	66
Total Investments (100.0%) (Cost $1,741,084)		2,002,456
Other Assets and Liabilities—Net (0.0%)		277
Net Assets (100%)		2,002,733
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total International Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,741,084)	2,002,456
Receivables for Accrued Income	1
Receivables for Capital Shares Issued	1,895
Total Assets	2,004,352
Liabilities
Payables for Investment Securities Purchased	922
Payables for Capital Shares Redeemed	697
Total Liabilities	1,619
Net Assets	2,002,733
At June 30, 2025, net assets consisted of:

Paid-in Capital	1,724,047
Total Distributable Earnings (Loss)	278,686
Net Assets	2,002,733

Net Assets
Applicable to 83,260,368 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,002,733
Net Asset Value Per Share	$24.05
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total International Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds[1]	19,208
Net Investment Income—Note B	19,208
Realized Net Gain (Loss)
Affiliated Funds Sold	9,934
Foreign Currencies	4
Realized Net Gain (Loss)	9,938
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	269,984
Net Increase (Decrease) in Net Assets Resulting from Operations	299,130
1	Dividends are net of foreign withholding taxes of $75.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total International Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,208	48,699
Realized Net Gain (Loss)	9,938	31,597
Change in Unrealized Appreciation (Depreciation)	269,984	(8,868)
Net Increase (Decrease) in Net Assets Resulting from Operations	299,130	71,428
Distributions
Total Distributions	(83,042)	(52,565)
Capital Share Transactions
Issued	300,833	537,115
Issued in Lieu of Cash Distributions	83,042	52,565
Redeemed	(158,672)	(360,953)
Net Increase (Decrease) from Capital Share Transactions	225,203	228,727
Total Increase (Decrease)	441,291	247,590
Net Assets
Beginning of Period	1,561,442	1,313,852
End of Period	2,002,733	1,561,442
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total International Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.38	$21.09	$19.05	$24.23	$22.98	$21.38
Investment Operations
Net Investment Income[1]	.247	.703	.666	.622	.730	.487
Capital Gain Distributions Received[1]	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.527	.359	2.204	(4.351)	1.202	1.645
Total from Investment Operations	3.774	1.062	2.870	(3.729)	1.932	2.132
Distributions
Dividends from Net Investment Income	(.686)	(.660)	(.585)	(.709)	(.462)	(.415)
Distributions from Realized Capital Gains	(.418)	(.112)	(.245)	(.742)	(.220)	(.117)
Total Distributions	(1.104)	(.772)	(.830)	(1.451)	(.682)	(.532)
Net Asset Value, End of Period	$24.05	$21.38	$21.09	$19.05	$24.23	$22.98
Total Return	18.23%	5.06%	15.54%	-16.01%	8.53%	11.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,003	$1,561	$1,314	$1,209	$1,126	$899
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.11%	0.11%	0.11%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.22%	3.25%	3.36%	3.16%	3.03%	2.50%
Portfolio Turnover Rate	6%	16%	18%	15%	12%	22%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total International Stock Market Index Portfolio
Notes to Financial Statements
The Total International Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2025, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
6

Total International Stock Market Index Portfolio
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,748,162
Gross Unrealized Appreciation	257,839
Gross Unrealized Depreciation	(3,545)
Net Unrealized Appreciation (Depreciation)	254,294
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	13,582	24,694
Issued in Lieu of Cash Distributions	3,839	2,474
Redeemed	(7,196)	(16,435)
Net Increase (Decrease) in Shares Outstanding	10,225	10,733
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
Vanguard Developed Markets Index Fund	437,036	60,972	22,972	2,835	84,669	6,500	—	562,540
Vanguard Emerging Markets Stock Index Fund	302,437	63,510	30,292	2,055	35,565	1,268	—	373,275
Vanguard European Stock Index Fund	179,904	39,799	14,663	2,115	39,236	4,313	—	246,391
Vanguard FTSE All-World ex-US Index Fund	437,594	64,838	19,915	2,354	75,727	5,270	—	560,598
Vanguard FTSE All-World ex-US Small-Cap Index Fund	49,494	9,689	3,859	160	9,265	328	—	64,749
Vanguard FTSE Canada All Cap Index ETF	32,289	29	—	—	4,680	422	—	36,998
Vanguard Market Liquidity Fund	693	NA2	NA2	—	—	10	—	66
Vanguard Pacific Stock Index Fund	122,428	21,173	7,019	415	20,842	1,097	—	157,839
Total	1,561,875	260,010	98,720	9,934	269,984	19,208	—	2,002,456
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 26% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its
7

Total International Stock Market Index Portfolio
prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692TISM 082025
8

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Total Stock Market Index Portfolio
(with underlying Equity Index Portfolio)

Contents
Financial Statements	1

Total Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	68,307,207	5,047,902
Vanguard Extended Market Index Fund Admiral Shares	4,796,815	701,630
Total Investment Companies (Cost $3,910,274)		5,749,532
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.355% (Cost $2)	22	2
Total Investments (100.0%) (Cost $3,910,276)		5,749,534
Other Assets and Liabilities—Net (0.0%)		(1,254)
Net Assets (100%)		5,748,280
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $3,910,276)	5,749,534
Receivables for Accrued Income	2
Receivables for Capital Shares Issued	2,137
Total Assets	5,751,673
Liabilities
Due to Custodian	572
Payables for Investment Securities Purchased	105
Payables for Capital Shares Redeemed	2,716
Total Liabilities	3,393
Net Assets	5,748,280
At June 30, 2025, net assets consisted of:

Paid-in Capital	3,646,946
Total Distributable Earnings (Loss)	2,101,334
Net Assets	5,748,280

Net Assets
Applicable to 104,436,686 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,748,280
Net Asset Value Per Share	$55.04
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	57,737
Interest	1
Net Investment Income—Note B	57,738
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	103,183
Affiliated Funds Sold	107,111
Realized Net Gain (Loss)	210,294
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	39,237
Net Increase (Decrease) in Net Assets Resulting from Operations	307,269
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,738	63,305
Realized Net Gain (Loss)	210,294	307,691
Change in Unrealized Appreciation (Depreciation)	39,237	671,806
Net Increase (Decrease) in Net Assets Resulting from Operations	307,269	1,042,802
Distributions
Total Distributions	(371,429)	(398,985)
Capital Share Transactions
Issued	425,736	640,472
Issued in Lieu of Cash Distributions	371,429	398,985
Redeemed	(407,424)	(617,349)
Net Increase (Decrease) from Capital Share Transactions	389,741	422,108
Total Increase (Decrease)	325,581	1,065,925
Net Assets
Beginning of Period	5,422,699	4,356,774
End of Period	5,748,280	5,422,699
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$56.16	$49.45	$42.30	$56.94	$48.56	$42.81
Investment Operations
Net Investment Income[1]	.574	.666	.647	.587	.640	.678
Capital Gain Distributions Received[1]	1.025	1.670	1.227	1.704	1.599	.684
Net Realized and Unrealized Gain (Loss) on Investments	1.119	8.829	8.422	(12.797)	9.589	6.354
Total from Investment Operations	2.718	11.165	10.296	(10.506)	11.828	7.716
Distributions
Dividends from Net Investment Income	(.677)	(.687)	(.536)	(.650)	(.652)	(.671)
Distributions from Realized Capital Gains	(3.161)	(3.768)	(2.610)	(3.484)	(2.796)	(1.295)
Total Distributions	(3.838)	(4.455)	(3.146)	(4.134)	(3.448)	(1.966)
Net Asset Value, End of Period	$55.04	$56.16	$49.45	$42.30	$56.94	$48.56
Total Return	5.63%	23.71%	25.95%	-19.59%	25.64%	20.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,748	$5,423	$4,357	$3,614	$4,254	$3,462
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.27%	1.45%	1.28%	1.22%	1.66%
Portfolio Turnover Rate	4%	6%	12%	6%	7%	13%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Stock Market Index Portfolio
Notes to Financial Statements
The Total Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Equity Index Portfolio. The accompanying financial statements of VVIF Equity Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2025, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Total Stock Market Index Portfolio
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,910,277
Gross Unrealized Appreciation	1,840,357
Gross Unrealized Depreciation	(1,100)
Net Unrealized Appreciation (Depreciation)	1,839,257
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	8,006	12,188
Issued in Lieu of Cash Distributions	7,528	7,999
Redeemed	(7,649)	(11,731)
Net Increase (Decrease) in Shares Outstanding	7,885	8,456
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
Vanguard Extended Market Index Fund	695,171	52,446	55,535	20,726	(11,178)	4,169	—	701,630
Vanguard Market Liquidity Fund	3	NA1	NA1	—	—	17	—	2
Vanguard Variable Insurance Funds—Equity Index Portfolio	4,730,086	341,568	160,552	86,385	50,415	53,551	103,183	5,047,902
Total	5,425,260	394,014	216,087	107,111	39,237	57,737	103,183	5,749,534
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 41% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692TSMI 082025
7

Financial Statements
For the six-months ended June 30, 2025
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
Financial Statements	1

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (9.8%)
	Meta Platforms Inc. Class A	497,776	367,404
	Alphabet Inc. Class A	1,334,422	235,165
	Alphabet Inc. Class C	1,076,275	190,920
*	Netflix Inc.	97,572	130,662
	Walt Disney Co.	412,188	51,115
	AT&T Inc.	1,649,713	47,743
	Verizon Communications Inc.	966,513	41,821
	Comcast Corp. Class A	853,828	30,473
	T-Mobile US Inc.	109,341	26,052
*	Take-Two Interactive Software Inc.	38,832	9,430
*	Charter Communications Inc. Class A	21,876	8,943
	Electronic Arts Inc.	52,290	8,351
*	Warner Bros Discovery Inc.	515,260	5,905
*	Live Nation Entertainment Inc.	36,061	5,455
	Omnicom Group Inc.	44,736	3,218
	TKO Group Holdings Inc. Class A	15,406	2,803
	Fox Corp. Class A	48,825	2,736
	News Corp. Class A	87,396	2,597
	Interpublic Group of Cos. Inc.	84,994	2,081
[1]	Paramount Global Class B	138,321	1,784
	Match Group Inc.	56,363	1,741
	Fox Corp. Class B	30,265	1,563
	News Corp. Class B	24,975	857
			1,178,819
Consumer Discretionary (10.3%)
*	Amazon.com Inc.	2,166,279	475,260
*	Tesla Inc.	642,466	204,086
	Home Depot Inc.	227,881	83,550
	McDonald's Corp.	163,924	47,894
	Booking Holdings Inc.	7,460	43,188
	TJX Cos. Inc.	256,004	31,614
	Lowe's Cos. Inc.	128,322	28,471
	Starbucks Corp.	260,526	23,872
*	DoorDash Inc. Class A	78,607	19,377
	NIKE Inc. Class B	270,029	19,183
	Royal Caribbean Cruises Ltd.	57,280	17,937
*	O'Reilly Automotive Inc.	196,002	17,666
*	Chipotle Mexican Grill Inc.	308,892	17,344
	Hilton Worldwide Holdings Inc.	54,489	14,513
*	AutoZone Inc.	3,836	14,240
	Marriott International Inc. Class A	52,116	14,239
*	Airbnb Inc. Class A	98,945	13,094
	General Motors Co.	220,413	10,847
	Ford Motor Co.	895,243	9,713
	Ross Stores Inc.	75,389	9,618
	Yum! Brands Inc.	63,681	9,436
	DR Horton Inc.	63,319	8,163
	eBay Inc.	105,617	7,864
	Garmin Ltd.	35,280	7,364
*	Carnival Corp.	240,389	6,760
	Tractor Supply Co.	121,376	6,405
*	Lululemon Athletica Inc.	25,303	6,011
	Lennar Corp. Class A	53,139	5,878
	Darden Restaurants Inc.	26,884	5,860
*	NVR Inc.	672	4,963
	PulteGroup Inc.	46,057	4,857
*	Ulta Beauty Inc.	10,375	4,854
	Expedia Group Inc.	27,946	4,714
	Williams-Sonoma Inc.	28,120	4,594
1

Equity Index Portfolio
		Shares	Market Value• ($000)
	Tapestry Inc.	47,745	4,192
	Genuine Parts Co.	31,719	3,848
*	Deckers Outdoor Corp.	34,810	3,588
	Domino's Pizza Inc.	7,859	3,541
*	Aptiv plc	50,036	3,413
	Las Vegas Sands Corp.	77,952	3,392
	Best Buy Co. Inc.	44,265	2,971
	Ralph Lauren Corp.	9,182	2,518
	Pool Corp.	8,634	2,517
*	CarMax Inc.	34,742	2,335
	Hasbro Inc.	30,023	2,216
	LKQ Corp.	58,792	2,176
*	Norwegian Cruise Line Holdings Ltd.	102,696	2,083
	Wynn Resorts Ltd.	20,227	1,895
*	MGM Resorts International	47,549	1,635
*	Caesars Entertainment Inc.	47,805	1,357
*	Mohawk Industries Inc.	11,916	1,249
			1,248,355
Consumer Staples (5.5%)
	Costco Wholesale Corp.	101,723	100,700
	Walmart Inc.	990,561	96,857
	Procter & Gamble Co.	537,597	85,650
	Philip Morris International Inc.	356,871	64,997
	Coca-Cola Co.	888,171	62,838
	PepsiCo Inc.	314,352	41,507
	Altria Group Inc.	386,152	22,640
	Mondelez International Inc. Class A	296,888	20,022
	Colgate-Palmolive Co.	185,790	16,888
	Keurig Dr Pepper Inc.	311,392	10,295
	Target Corp.	104,131	10,273
*	Monster Beverage Corp.	160,980	10,084
	Kroger Co.	140,391	10,070
	Kimberly-Clark Corp.	76,066	9,807
	Kenvue Inc.	440,093	9,211
	Sysco Corp.	111,080	8,413
	General Mills Inc.	125,340	6,494
	Archer-Daniels-Midland Co.	109,955	5,803
	Dollar General Corp.	50,509	5,777
	Constellation Brands Inc. Class A	35,030	5,699
	Hershey Co.	33,863	5,620
	Church & Dwight Co. Inc.	56,354	5,416
	Kraft Heinz Co.	198,522	5,126
	Kellanova	61,527	4,893
*	Dollar Tree Inc.	45,398	4,496
	McCormick & Co. Inc. (Non-Voting)	58,052	4,402
	Estee Lauder Cos. Inc. Class A	53,543	4,326
	Tyson Foods Inc. Class A	65,772	3,679
	Clorox Co.	28,326	3,401
	Bunge Global SA	30,884	2,479
	J M Smucker Co.	24,247	2,381
	Conagra Brands Inc.	109,784	2,247
	Hormel Foods Corp.	66,943	2,025
	Molson Coors Beverage Co. Class B	39,430	1,896
	Walgreens Boots Alliance Inc.	164,938	1,894
	Lamb Weston Holdings Inc.	32,426	1,681
	Campbell's Co.	45,317	1,389
	Brown-Forman Corp. Class B	41,662	1,121
			662,497
Energy (3.0%)
	Exxon Mobil Corp.	988,147	106,522
	Chevron Corp.	372,359	53,318
	ConocoPhillips	289,415	25,972
	Williams Cos. Inc.	279,929	17,582
	EOG Resources Inc.	125,108	14,964
	Kinder Morgan Inc.	443,183	13,030
	Marathon Petroleum Corp.	70,427	11,699
	ONEOK Inc.	143,193	11,689
	Phillips 66	93,399	11,143
	Schlumberger NV	311,632	10,533
2

Equity Index Portfolio
		Shares	Market Value• ($000)
	Valero Energy Corp.	71,797	9,651
	Hess Corp.	63,542	8,803
	Baker Hughes Co.	227,052	8,705
	Targa Resources Corp.	49,718	8,655
	EQT Corp.	137,158	7,999
	Occidental Petroleum Corp.	162,290	6,818
	Diamondback Energy Inc.	42,812	5,882
	Expand Energy Corp.	49,566	5,796
	Devon Energy Corp.	147,568	4,694
	Texas Pacific Land Corp.	4,332	4,576
	Coterra Energy Inc.	175,409	4,452
	Halliburton Co.	197,570	4,027
	APA Corp.	82,934	1,517
			358,027
Financials (14.0%)
*	Berkshire Hathaway Inc. Class B	420,425	204,230
	JPMorgan Chase & Co.	637,175	184,723
	Visa Inc. Class A	392,292	139,283
	Mastercard Inc. Class A	185,979	104,509
	Bank of America Corp.	1,502,391	71,093
	Wells Fargo & Co.	746,121	59,779
	Goldman Sachs Group Inc.	70,350	49,790
	American Express Co.	126,913	40,483
	Morgan Stanley	283,238	39,897
	S&P Global Inc.	71,978	37,953
	Citigroup Inc.	428,208	36,449
	Progressive Corp.	134,409	35,868
	Charles Schwab Corp.	391,601	35,730
	Blackrock Inc.	33,391	35,036
	Capital One Financial Corp.	146,653	31,202
	Blackstone Inc.	167,293	25,024
	Chubb Ltd.	85,439	24,753
	Marsh & McLennan Cos. Inc.	112,968	24,699
	Intercontinental Exchange Inc.	131,526	24,131
	CME Group Inc.	82,622	22,772
*	Fiserv Inc.	127,114	21,916
	KKR & Co. Inc.	155,197	20,646
	Arthur J Gallagher & Co.	58,720	18,797
	Moody's Corp.	35,477	17,795
	Aon plc Class A	49,508	17,662
*	Coinbase Global Inc. Class A	48,469	16,988
	PNC Financial Services Group Inc.	90,691	16,907
*	PayPal Holdings Inc.	222,958	16,570
	US Bancorp	357,143	16,161
	Bank of New York Mellon Corp.	164,040	14,946
	Apollo Global Management Inc.	103,520	14,686
	Travelers Cos. Inc.	51,940	13,896
	Truist Financial Corp.	300,174	12,904
	Allstate Corp.	60,702	12,220
	Aflac Inc.	111,531	11,762
	Ameriprise Financial Inc.	21,836	11,655
	American International Group Inc.	132,094	11,306
	MetLife Inc.	129,265	10,396
	MSCI Inc.	17,739	10,231
	Fidelity National Information Services Inc.	120,444	9,805
	Prudential Financial Inc.	81,131	8,717
	Nasdaq Inc.	94,761	8,474
	Hartford Insurance Group Inc.	65,100	8,259
	Arch Capital Group Ltd.	85,497	7,785
	M&T Bank Corp.	36,770	7,133
	Brown & Brown Inc.	64,184	7,116
	Willis Towers Watson plc	22,706	6,959
	State Street Corp.	65,306	6,945
	Raymond James Financial Inc.	41,568	6,375
	Fifth Third Bancorp	153,265	6,304
	Synchrony Financial	87,105	5,813
	Northern Trust Corp.	44,508	5,643
	Cboe Global Markets Inc.	23,967	5,589
	Huntington Bancshares Inc.	333,405	5,588
3

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Corpay Inc.	16,200	5,376
	Cincinnati Financial Corp.	35,770	5,327
	W R Berkley Corp.	68,812	5,056
	T. Rowe Price Group Inc.	50,629	4,886
	Regions Financial Corp.	205,276	4,828
	Global Payments Inc.	55,746	4,462
	Citizens Financial Group Inc.	99,539	4,454
	KeyCorp	226,706	3,949
	FactSet Research Systems Inc.	8,668	3,877
	Principal Financial Group Inc.	47,402	3,765
	Loews Corp.	40,003	3,667
	Everest Group Ltd.	9,776	3,322
	Jack Henry & Associates Inc.	16,700	3,009
	Globe Life Inc.	18,969	2,358
	Assurant Inc.	11,628	2,296
	Erie Indemnity Co. Class A	5,743	1,992
	MarketAxess Holdings Inc.	8,621	1,925
	Franklin Resources Inc.	71,369	1,702
	Invesco Ltd.	102,598	1,618
			1,689,222
Health Care (9.3%)
	Eli Lilly & Co.	180,349	140,587
	Johnson & Johnson	551,649	84,264
	AbbVie Inc.	404,990	75,174
	UnitedHealth Group Inc.	207,977	64,883
	Abbott Laboratories	398,867	54,250
	Merck & Co. Inc.	575,701	45,573
*	Intuitive Surgical Inc.	82,173	44,654
*	Boston Scientific Corp.	339,186	36,432
	Thermo Fisher Scientific Inc.	86,546	35,091
	Amgen Inc.	123,283	34,422
	Gilead Sciences Inc.	285,207	31,621
	Pfizer Inc.	1,303,398	31,594
	Stryker Corp.	78,850	31,195
	Danaher Corp.	146,030	28,847
*	Vertex Pharmaceuticals Inc.	58,879	26,213
	Medtronic plc	293,983	25,627
	Bristol-Myers Squibb Co.	466,580	21,598
	McKesson Corp.	28,687	21,021
	Cigna Group	61,246	20,247
	Elevance Health Inc.	51,798	20,147
	CVS Health Corp.	290,020	20,006
	Zoetis Inc.	102,073	15,918
	HCA Healthcare Inc.	39,711	15,213
	Regeneron Pharmaceuticals Inc.	23,809	12,500
	Cencora Inc.	39,553	11,860
	Becton Dickinson & Co.	65,680	11,313
*	Edwards Lifesciences Corp.	134,466	10,517
*	IDEXX Laboratories Inc.	18,433	9,886
	Cardinal Health Inc.	54,705	9,190
	ResMed Inc.	33,608	8,671
*	Dexcom Inc.	89,831	7,841
	GE HealthCare Technologies Inc.	104,911	7,771
	Agilent Technologies Inc.	65,320	7,708
	Humana Inc.	27,636	6,756
*	Centene Corp.	113,911	6,183
*	IQVIA Holdings Inc.	37,619	5,928
*	Mettler-Toledo International Inc.	4,756	5,587
	STERIS plc	22,549	5,417
*	Insulet Corp.	16,096	5,057
	Labcorp Holdings Inc.	19,235	5,049
*	Waters Corp.	13,608	4,750
	Quest Diagnostics Inc.	25,519	4,584
*	Biogen Inc.	33,497	4,207
	Zimmer Biomet Holdings Inc.	45,471	4,147
*	Molina Healthcare Inc.	12,455	3,710
	West Pharmaceutical Services Inc.	16,510	3,612
	Baxter International Inc.	117,939	3,571
*	Hologic Inc.	51,141	3,332
4

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Cooper Cos. Inc.	45,960	3,271
*	Align Technology Inc.	15,659	2,965
	Revvity Inc.	27,089	2,620
*	Incyte Corp.	36,889	2,512
*	Solventum Corp.	31,810	2,413
	Viatris Inc.	269,713	2,409
	Universal Health Services Inc. Class B	13,143	2,381
*	Moderna Inc.	78,209	2,158
*	Henry Schein Inc.	27,971	2,043
	Bio-Techne Corp.	36,025	1,854
*	Charles River Laboratories International Inc.	11,287	1,713
*	DaVita Inc.	9,544	1,360
			1,121,423
Industrials (8.5%)
	GE Aerospace	244,495	62,931
*	Uber Technologies Inc.	479,446	44,732
	RTX Corp.	306,309	44,727
	Caterpillar Inc.	107,827	41,860
*	Boeing Co.	172,871	36,222
	Honeywell International Inc.	147,336	34,312
	GE Vernova Inc.	62,578	33,113
	Eaton Corp. plc	89,712	32,026
	Union Pacific Corp.	136,984	31,517
	Deere & Co.	57,869	29,426
	Automatic Data Processing Inc.	93,064	28,701
	Trane Technologies plc	51,133	22,366
	Lockheed Martin Corp.	47,803	22,140
	Parker-Hannifin Corp.	29,297	20,463
	TransDigm Group Inc.	12,878	19,583
	Waste Management Inc.	83,967	19,213
	3M Co.	123,359	18,780
	Cintas Corp.	78,705	17,541
	Howmet Aerospace Inc.	92,557	17,228
	Emerson Electric Co.	128,958	17,194
	United Parcel Service Inc. Class B	168,162	16,974
	General Dynamics Corp.	57,750	16,843
	Johnson Controls International plc	150,871	15,935
	Northrop Grumman Corp.	31,014	15,506
	Illinois Tool Works Inc.	61,115	15,111
	CSX Corp.	430,675	14,053
*	Axon Enterprise Inc.	16,957	14,039
	Carrier Global Corp.	182,777	13,378
	Norfolk Southern Corp.	51,685	13,230
	Quanta Services Inc.	33,976	12,846
	Republic Services Inc.	46,580	11,487
	FedEx Corp.	50,527	11,485
	PACCAR Inc.	120,344	11,440
	United Rentals Inc.	14,901	11,226
	Fastenal Co.	263,040	11,048
	L3Harris Technologies Inc.	42,849	10,748
	Paychex Inc.	73,478	10,688
	WW Grainger Inc.	10,022	10,425
	Cummins Inc.	31,582	10,343
	Verisk Analytics Inc.	32,055	9,985
*	Copart Inc.	201,537	9,889
	AMETEK Inc.	52,928	9,578
	Otis Worldwide Corp.	90,447	8,956
	Rockwell Automation Inc.	25,839	8,583
	Westinghouse Air Brake Technologies Corp.	39,207	8,208
	Ingersoll Rand Inc.	92,433	7,689
	Equifax Inc.	28,448	7,379
	Delta Air Lines Inc.	149,576	7,356
	Xylem Inc.	55,737	7,210
	Old Dominion Freight Line Inc.	42,587	6,912
	Broadridge Financial Solutions Inc.	26,892	6,536
*	United Airlines Holdings Inc.	74,751	5,952
	Dover Corp.	31,405	5,754
	Veralto Corp.	56,724	5,726
	Hubbell Inc. Class B	12,205	4,985
5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Leidos Holdings Inc.	29,580	4,667
	Southwest Airlines Co.	130,962	4,248
	Lennox International Inc.	7,304	4,187
	Fortive Corp.	78,078	4,070
	Pentair plc	37,776	3,878
	Snap-on Inc.	11,999	3,734
	Rollins Inc.	64,596	3,645
	Jacobs Solutions Inc.	27,610	3,629
	Expeditors International of Washington Inc.	31,475	3,596
	Textron Inc.	41,485	3,331
	Masco Corp.	48,501	3,122
	IDEX Corp.	17,379	3,051
*	Builders FirstSource Inc.	25,393	2,963
	Allegion plc	19,765	2,849
	Nordson Corp.	12,433	2,665
	CH Robinson Worldwide Inc.	27,251	2,615
	Paycom Software Inc.	11,198	2,591
	JB Hunt Transport Services Inc.	18,008	2,586
	Stanley Black & Decker Inc.	35,556	2,409
	Huntington Ingalls Industries Inc.	9,017	2,177
*	Dayforce Inc.	36,738	2,035
*	Generac Holdings Inc.	13,576	1,944
	A O Smith Corp.	26,694	1,750
			1,033,320
Information Technology (33.0%)
	NVIDIA Corp.	5,591,310	883,371
	Microsoft Corp.	1,704,056	847,615
	Apple Inc.	3,424,327	702,569
	Broadcom Inc.	1,078,010	297,153
	Oracle Corp.	372,897	81,526
*	Palantir Technologies Inc. Class A	487,686	66,481
	Cisco Systems Inc.	912,071	63,279
	International Business Machines Corp.	213,083	62,813
	Salesforce Inc.	219,981	59,987
*	Advanced Micro Devices Inc.	371,725	52,748
	Intuit Inc.	64,096	50,484
*	ServiceNow Inc.	47,460	48,793
	Texas Instruments Inc.	208,271	43,241
	Accenture plc Class A	143,530	42,900
	QUALCOMM Inc.	251,529	40,059
*	Adobe Inc.	97,713	37,803
	Applied Materials Inc.	186,251	34,097
	Micron Technology Inc.	256,215	31,579
*	Palo Alto Networks Inc.	151,806	31,066
*	Crowdstrike Holdings Inc. Class A	57,106	29,085
	Lam Research Corp.	293,226	28,543
	Amphenol Corp. Class A	277,344	27,388
	KLA Corp.	30,315	27,154
	Analog Devices Inc.	113,697	27,062
*	Arista Networks Inc.	236,109	24,156
	Intel Corp.	1,000,035	22,401
*	Cadence Design Systems Inc.	62,600	19,290
*	Synopsys Inc.	35,449	18,174
	Motorola Solutions Inc.	38,264	16,088
*	Fortinet Inc.	145,659	15,399
*	Autodesk Inc.	49,055	15,186
	Roper Technologies Inc.	24,650	13,973
	NXP Semiconductors NV	57,903	12,651
*	Workday Inc. Class A	49,671	11,921
	TE Connectivity plc	67,999	11,469
*	Fair Isaac Corp.	5,581	10,202
	Corning Inc.	176,675	9,291
	Cognizant Technology Solutions Corp. Class A	112,989	8,817
	Microchip Technology Inc.	123,256	8,674
	Dell Technologies Inc. Class C	68,661	8,418
	Monolithic Power Systems Inc.	10,971	8,024
*	Gartner Inc.	17,626	7,125
*	ANSYS Inc.	20,134	7,071
	Seagate Technology Holdings plc	48,604	7,015
6

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Keysight Technologies Inc.	39,581	6,486
	Hewlett Packard Enterprise Co.	301,465	6,165
*	Tyler Technologies Inc.	9,910	5,875
*	GoDaddy Inc. Class A	32,608	5,871
*	Super Micro Computer Inc.	117,469	5,757
*	Teledyne Technologies Inc.	10,721	5,492
	CDW Corp.	30,128	5,381
	VeriSign Inc.	18,557	5,359
	Jabil Inc.	24,556	5,356
	HP Inc.	216,669	5,300
	Western Digital Corp.	80,180	5,131
*	ON Semiconductor Corp.	96,020	5,032
	NetApp Inc.	46,527	4,957
*	PTC Inc.	27,440	4,729
*	Trimble Inc.	54,823	4,165
*	First Solar Inc.	24,658	4,082
*	F5 Inc.	13,197	3,884
	Gen Digital Inc.	125,424	3,687
*	Zebra Technologies Corp. Class A	11,686	3,604
	Teradyne Inc.	36,862	3,315
	Juniper Networks Inc.	76,095	3,038
*	Akamai Technologies Inc.	33,594	2,679
	Skyworks Solutions Inc.	34,498	2,571
*	EPAM Systems Inc.	13,050	2,308
*	Enphase Energy Inc.	30,317	1,202
*	Ralliant Corp.	1	—
			3,983,567
Materials (1.9%)
	Linde plc	107,916	50,632
	Sherwin-Williams Co.	52,849	18,146
	Ecolab Inc.	57,840	15,584
	Newmont Corp.	255,169	14,866
	Air Products and Chemicals Inc.	51,008	14,387
	Freeport-McMoRan Inc.	329,277	14,274
	Corteva Inc.	156,368	11,654
	Vulcan Materials Co.	30,265	7,894
	Martin Marietta Materials Inc.	13,810	7,581
	Nucor Corp.	52,849	6,846
	DuPont de Nemours Inc.	95,837	6,574
	PPG Industries Inc.	51,964	5,911
	International Paper Co.	120,807	5,657
	Smurfit WestRock plc	113,968	4,918
	Amcor plc	524,028	4,816
	International Flavors & Fragrances Inc.	58,707	4,318
	Dow Inc.	161,590	4,279
	Steel Dynamics Inc.	31,729	4,062
	Packaging Corp. of America	20,533	3,869
	Ball Corp.	63,756	3,576
	CF Industries Holdings Inc.	37,233	3,425
	LyondellBasell Industries NV Class A	59,086	3,419
	Avery Dennison Corp.	17,967	3,153
	Mosaic Co.	72,986	2,663
	Eastman Chemical Co.	26,440	1,974
	Albemarle Corp.	27,077	1,697
			226,175
Real Estate (2.0%)
	American Tower Corp.	107,322	23,720
	Prologis Inc.	212,756	22,365
	Welltower Inc.	142,471	21,902
	Equinix Inc.	22,429	17,842
	Digital Realty Trust Inc.	72,588	12,654
	Realty Income Corp.	207,088	11,930
	Simon Property Group Inc.	70,353	11,310
	Public Storage	36,199	10,622
	Crown Castle Inc.	99,814	10,254
*	CBRE Group Inc. Class A	67,309	9,431
	VICI Properties Inc. Class A	242,095	7,892
*	CoStar Group Inc.	96,660	7,771
	Extra Space Storage Inc.	48,602	7,166
7

Equity Index Portfolio
	Shares	Market Value• ($000)
Iron Mountain Inc.	67,567	6,930
AvalonBay Communities Inc.	32,556	6,625
Ventas Inc.	103,334	6,526
SBA Communications Corp.	24,663	5,792
Equity Residential	78,575	5,303
Weyerhaeuser Co.	166,668	4,282
Invitation Homes Inc.	130,345	4,275
Essex Property Trust Inc.	14,725	4,173
Mid-America Apartment Communities Inc.	26,897	3,981
Kimco Realty Corp.	155,258	3,264
UDR Inc.	69,251	2,828
Healthpeak Properties Inc.	158,595	2,777
Camden Property Trust	24,547	2,766
Regency Centers Corp.	37,553	2,675
Alexandria Real Estate Equities Inc.	35,384	2,570
Host Hotels & Resorts Inc.	159,408	2,449
BXP Inc.	33,473	2,258
Federal Realty Investment Trust	17,659	1,677
		246,010
Utilities (2.4%)
NextEra Energy Inc.	471,999	32,766
Constellation Energy Corp.	71,859	23,193
Southern Co.	252,066	23,147
Duke Energy Corp.	178,267	21,036
Vistra Corp.	77,799	15,078
American Electric Power Co. Inc.	122,516	12,712
Sempra	149,534	11,330
Dominion Energy Inc.	195,519	11,051
Exelon Corp.	231,457	10,050
Public Service Enterprise Group Inc.	114,385	9,629
Xcel Energy Inc.	132,198	9,003
Entergy Corp.	102,282	8,502
Consolidated Edison Inc.	82,558	8,285
WEC Energy Group Inc.	73,105	7,618
NRG Energy Inc.	44,782	7,191
PG&E Corp.	503,369	7,017
DTE Energy Co.	47,508	6,293
American Water Works Co. Inc.	44,642	6,210
Ameren Corp.	61,859	5,941
PPL Corp.	169,196	5,734
Atmos Energy Corp.	36,344	5,601
CenterPoint Energy Inc.	150,002	5,511
Eversource Energy	84,063	5,348
CMS Energy Corp.	68,741	4,762
FirstEnergy Corp.	118,059	4,753
Edison International	88,430	4,563
NiSource Inc.	108,162	4,363
Evergy Inc.	52,886	3,645
Alliant Energy Corp.	59,035	3,570
Pinnacle West Capital Corp.	27,443	2,455
AES Corp.	163,353	1,719
		288,076
Total Common Stocks (Cost $5,211,793)		12,035,491
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 4.355% (Cost $23,861)	238,629	23,861
Total Investments (99.9%) (Cost $5,235,654)		12,059,352
Other Assets and Liabilities—Net (0.1%)		8,182
Net Assets (100%)		12,067,534
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $815.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $822 was received for securities on loan.
8

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	103	32,207	171
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,211,793)	12,035,491
Affiliated Issuers (Cost $23,861)	23,861
Total Investments in Securities	12,059,352
Investment in Vanguard	301
Cash	1,287
Cash Collateral Pledged—Futures Contracts	2,134
Receivables for Investment Securities Sold	1,267
Receivables for Accrued Income	6,072
Receivables for Capital Shares Issued	2,335
Variation Margin Receivable—Futures Contracts	149
Total Assets	12,072,897
Liabilities
Payables for Investment Securities Purchased	42
Collateral for Securities on Loan	822
Payables for Capital Shares Redeemed	3,822
Payables to Vanguard	677
Total Liabilities	5,363
Net Assets	12,067,534
1 Includes $815 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	5,000,705
Total Distributable Earnings (Loss)	7,066,829
Net Assets	12,067,534

Net Assets
Applicable to 163,304,079 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,067,534
Net Asset Value Per Share	$73.90
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	74,613
Interest[2]	243
Securities Lending—Net	—
Total Income	74,856
Expenses
The Vanguard Group—Note B
Investment Advisory Services	138
Management and Administrative	7,400
Marketing and Distribution	227
Custodian Fees	55
Shareholders' Reports and Proxy Fees	11
Trustees’ Fees and Expenses	3
Other Expenses	12
Total Expenses	7,846
Net Investment Income	67,010
Realized Net Gain (Loss)
Investment Securities Sold[2]	184,717
Futures Contracts	3,384
Realized Net Gain (Loss)	188,101
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	440,436
Futures Contracts	224
Change in Unrealized Appreciation (Depreciation)	440,660
Net Increase (Decrease) in Net Assets Resulting from Operations	695,771
1	Dividends are net of foreign withholding taxes of $19.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $217, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,010	129,440
Realized Net Gain (Loss)	188,101	249,547
Change in Unrealized Appreciation (Depreciation)	440,660	1,899,728
Net Increase (Decrease) in Net Assets Resulting from Operations	695,771	2,278,715
Distributions
Total Distributions	(377,502)	(516,582)
Capital Share Transactions
Issued	518,476	1,000,158
Issued in Lieu of Cash Distributions	377,502	516,582
Redeemed	(625,403)	(1,022,556)
Net Increase (Decrease) from Capital Share Transactions	270,575	494,184
Total Increase (Decrease)	588,844	2,256,317
Net Assets
Beginning of Period	11,478,690	9,222,373
End of Period	12,067,534	11,478,690
See accompanying Notes, which are an integral part of the Financial Statements.
12

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$72.14	$60.89	$50.74	$65.47	$53.76	$47.70
Investment Operations
Net Investment Income[1]	.416	.826	.833	.806	.738	.798
Net Realized and Unrealized Gain (Loss) on Investments	3.728	13.851	11.870	(12.244)	13.978	7.014
Total from Investment Operations	4.144	14.677	12.703	(11.438)	14.716	7.812
Distributions
Dividends from Net Investment Income	(.815)	(.888)	(.794)	(.758)	(.754)	(.806)
Distributions from Realized Capital Gains	(1.569)	(2.539)	(1.759)	(2.534)	(2.252)	(.946)
Total Distributions	(2.384)	(3.427)	(2.553)	(3.292)	(3.006)	(1.752)
Net Asset Value, End of Period	$73.90	$72.14	$60.89	$50.74	$65.47	$53.76
Total Return	6.13%	24.84%	26.11%	-18.23%	28.55%	18.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,068	$11,479	$9,222	$7,592	$9,354	$7,555
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%[2]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.23%	1.52%	1.48%	1.25%	1.73%
Portfolio Turnover Rate	2%	4%	5%	5%	4%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
14

Equity Index Portfolio
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the portfolio had contributed to Vanguard capital in the amount of $301,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,236,294
Gross Unrealized Appreciation	7,248,598
Gross Unrealized Depreciation	(425,369)
Net Unrealized Appreciation (Depreciation)	6,823,229
E.  During the six months ended June 30, 2025, the portfolio purchased $206,960,000 of investment securities and sold $264,318,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $12,587,000 and sales were $16,671,000, resulting in net realized gain of $4,724,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	7,419	14,842
Issued in Lieu of Cash Distributions	5,697	8,098
Redeemed	(8,934)	(15,286)
Net Increase (Decrease) in Shares Outstanding	4,182	7,654
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
15

Equity Index Portfolio
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 45% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692TSMI 082025
16

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Variable Insurance Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	33,467,339,081	1,740,859,232	N/A	N/A
Mark Loughridge	33,457,135,571	1,751,062,743	N/A	N/A
Scott C. Malpass	33,280,070,821	1,928,127,493	N/A	N/A
John Murphy	33,559,180,302	1,649,018,011	N/A	N/A
Lubos Pastor	33,461,829,121	1,746,369,192	N/A	N/A
Rebecca Patterson	33,552,670,129	1,655,528,185	N/A	N/A
André F. Perold	33,256,669,473	1,951,528,841	N/A	N/A
Salim Ramji	33,261,764,717	1,946,433,596	N/A	N/A
Sarah Bloom Raskin	32,998,675,799	2,209,522,515	N/A	N/A
Grant Reid	33,466,397,756	1,741,800,558	N/A	N/A
David Thomas	33,135,099,033	2,073,099,281	N/A	N/A
Barbara Venneman	33,176,049,500	2,032,148,813	N/A	N/A
Peter F. Volanakis	33,361,390,958	1,846,807,356	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses, with the exception of the Global Bond Index Portfolio; the Total Stock Market Index Portfolio; the Conservative Allocation Portfolio; the Moderate Allocation Portfolio; and the Total International Stock Market Index Portfolio, are included in the financial statements filed under Item 7 of this Form. The Trustees’ Fees and Expenses for the Global Bond Index Portfolio; the Total Stock Market Index Portfolio; the Conservative Allocation Portfolio; the Moderate Allocation Portfolio; and the Total International Stock Market Index Portfolio are borne by the underlying Vanguard funds in which each invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – VVIF Conservative Allocation Portfolio

The board of trustees of Vanguard Variable Insurance Funds Conservative Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Equity Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Global Bond Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Global Bond Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the portfolio since its inception in 2017, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Mid-Cap Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Moderate Allocation Portfolio

The board of trustees of Vanguard Variable Insurance Funds Moderate Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Real Estate Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Real Estate Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Total International Stock Market Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered portfolio’s performance since its inception in 2017, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – VVIF Total Stock Market Index Portfolio

The board of trustees of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.